UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05583

Franklin Templeton Variable Insurance Products Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices) (Zip code)

Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (650) 312-2100

Date of fiscal year end: 12/31

Date of reporting period: 6/30/05

JUNE 30, 2005

Franklin Templeton Variable Insurance Products Trust

SEMIANNUAL REPORT

FRANKLIN TEMPLETON INVESTMENTS

Franklin • Templeton • Mutual Series

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST SEMIANNUAL REPORT

*Not part of the semiannual report

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

MASTER CLASS – 1

IMPORTANT NOTES TO PERFORMANCE INFORMATION

Performance data is historical and cannot predict or guarantee future results. Principal value and investment return will fluctuate with market conditions, and you may have a gain or loss when you withdraw your money. Inception dates of the funds may have preceded the effective dates of the subaccounts, contracts, or their availability in all states.

When reviewing the index comparisons, please keep in mind that indexes have a number of inherent performance differentials over the funds. First, unlike the funds, which must hold a minimum amount of cash to maintain liquidity, indexes do not have a cash component. Second, the funds are actively managed and, thus, are subject to management fees to cover salaries of securities analysts or portfolio managers in addition to other expenses. Indexes are unmanaged and do not include any commissions or other expenses typically associated with investing in securities. Third, indexes often contain a different mix of securities than the fund to which they are compared. Additionally, please remember that indexes are simply a measure of performance and cannot be invested in directly.

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SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES, DATED MAY 1, 2005, OF:

FRANKLIN FLEX CAP GROWTH SECURITIES FUND

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

FRANKLIN GROWTH AND INCOME SECURITIES FUND

FRANKLIN HIGH INCOME FUND

FRANKLIN INCOME SECURITIES FUND

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

FRANKLIN LARGE CAP VALUE SECURITIES FUND

FRANKLIN MONEY MARKET FUND

FRANKLIN REAL ESTATE FUND

FRANKLIN RISING DIVIDENDS SECURITIES FUND

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

FRANKLIN SMALL CAP VALUE SECURITIES FUND

FRANKLIN STRATEGIC INCOME SECURITIES FUND

FRANKLIN U.S. GOVERNMENT FUND

FRANKLIN ZERO COUPON FUND 2005

FRANKLIN ZERO COUPON FUND 2010

MUTUAL DISCOVERY SECURITIES FUND

MUTUAL SHARES SECURITIES FUND

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

TEMPLETON FOREIGN SECURITIES FUND

TEMPLETON GLOBAL ASSET ALLOCATION FUND

TEMPLETON GLOBAL INCOME SECURITIES FUND

TEMPLETON GROWTH SECURITIES FUND

series of Franklin Templeton Variable Insurance Products Trust (the “Trust”)

The prospectuses for Class 1, Class 2 and Class 3 shares of each Fund of the Trust are amended by adding the following as the third paragraph under the subheading “Risks from market timers” which is found in the section “Additional Information, All Funds,” under the heading “Market Timing Policy:”

Since the Fund may invest significantly in securities that are, or may be, restricted, unlisted, traded infrequently, thinly traded, or relatively illiquid (“relatively illiquid securities”), it may be particularly vulnerable to arbitrage market timing. An arbitrage market timer may seek to take advantage of a possible differential between the last available market prices for one or more of those relatively illiquid securities that are used to calculate the Fund’s net asset value and the latest indications of market values for those securities. One of the objectives of the Fund’s fair value pricing procedures is to minimize the possibilities of this type of arbitrage market timing (please see “Fair Valuation — Individual Securities” under the heading “Fund Account Polices,” below).

Please keep this supplement for future reference.

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

This semiannual report for Franklin Global Communications Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Global Communications Securities Fund – Class 1 had a -1.82% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Global Communications Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

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Fund Goals and Main Investments: Franklin Global Communications Securities Fund seeks capital appreciation and current income. The Fund normally invests at least 80% of its net assets in investments of communications companies anywhere in the world. Communications companies are those that are primarily engaged in providing the distribution, content and equipment related to the creation, transmission and processing of information.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the S&P 500, which had a -0.81% total return for the period under review.1 Given that the Fund invests in only a few sectors found within the S&P 500, the Fund’s results versus the S&P 500 are not directly comparable.

Economic and Market Overview

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.2 Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates, and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.3 Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer potential for long-term gains but can be subject to short-term up-and-down price movements. By concentrating in the industries of the utilities sector and by investing predominantly in communications companies, the Fund carries much greater risk of adverse developments affecting that sector, and among those companies, than a fund that invests more broadly. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

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Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains that lifted corporate profitability and cash flow. The favorable business environment also helped stabilize the labor market, which firmed as employment increased and the unemployment rate dropped from 5.2% to 5.0% during the reporting period.3 Hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence.

Most stock market indexes were in negative territory during the reporting period. Despite economic strength and improving corporate fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. Corporate earnings growth rates slowed; however, corporate profits were still strong and dividend payments generally rose, offering some support to investor confidence. The blue chip stocks of the Dow Jones Industrial Average had a six-month return of -3.65%, while total returns of the broader S&P 500 and technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.4

Investment Strategy

We are research driven, fundamental investors. As bottom-up investors focusing primarily on individual securities, we seek companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that potential earnings growth, business and financial risk and valuation. We rely on a team of analysts to help provide in-depth industry expertise within the communications industry and use both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records or strong management are all factors we believe may contribute to growth in earnings or share price.

Manager’s Discussion

During the period, many of the Fund’s positions in domestic and global wireless telecommunications companies benefited from upward trends in cellular and wireless data devices. Consequently, portfolio holdings from these industries provided the best contribution to our overall results. Several factors drove the overall trends. Wireless access in less developed countries with low wireless service penetration rates, or

3. Source: Bureau of Labor Statistics.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

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number of users, grew more rapidly than many industry analysts had expected. Many of these nascent markets continue to hold the potential for strong wireless growth. Relative global economic stability, combined with the rollout of prepaid wireless plans, also fueled the industry’s growth. Lastly, consolidation within the U.S. market was a big theme during the period, as evidenced by such announced mergers and acquisitions as Sprint with Nextel. According to our analysis, such corporate actions could improve the industry’s competitive landscape. Some of the Fund’s top performers are outlined below.

NII Holdings is the Nextel wireless service provider operating in Mexico, Brazil, Argentina and Peru. We selected the company following our strategy, as we believed it had an attractive stock valuation and tremendous growth opportunities in its primary markets. NII’s subscriber base grew faster than expected, translating into strong profitability. Recently the company acquired spectrum (the range of frequencies used by radio, TV, wireless, satellite and other technologies) that will allow Nextel’s push-to-talk service (centering on a new wireless telephone handset which functions like a walkie-talkie) to be offered nationwide in Mexico.

America Movil is the dominant wireless service provider in Mexico and operates wireless service businesses in Brazil, Argentina, Peru, Colombia, Ecuador, Guatemala and El Salvador. These countries’ markets had relatively low wireless penetration rates that experienced rapid growth driven by stabilizing economies and the introduction of pre-paid wireless plans. Wireless is generally a cost-effective solution for telecommunications services in these countries.

Western Wireless, a cellular phone service provider, offers a balanced business franchise in two fast-growing areas: rural domestic wireless and international wireless communications. The company’s rural operations have tended to attract less competition than urban markets and experienced stable growth. The firm’s international operations saw dramatic growth in several markets, including Austria and Ireland. Based on our strategy, we selected the company for what we consider strong management, excellent potential growth opportunities and reasonable valuation. The company agreed to be acquired by Alltel in January 2005. As a result, Alltel is now one of the Fund’s biggest positions.

There were also some detractors to our overall results. One industry that experienced particularly weak performance was radio broadcasting. The industry’s growth has slowed as advertisers increasingly look to

Top 10 Holdings

Franklin Global Communications Securities Fund

6/30/05

Company Sector/Industry, Country	% of Total Net Assets

America Movil SA de CV, L, ADR	6.2%
Wireless Communications, Mexico

Alltel Corp.	4.3%
Major Telecommunications, U.S.

Sprint Corp.	4.3%
Major Telecommunications, U.S.

Nokia Corp., ADR	3.7%
Telecommunications Equipment, Finland

Rogers Communications Inc., B	3.4%
Wireless Communications, Canada

Telus Corp. (Non-Voting shares)	3.2%
Major Telecommunications, Canada

NII Holdings Inc., B	3.1%
Wireless Communications, U.S.

Grupo Televisa SA, ADR	2.7%
Broadcasting, Mexico

American Tower Corp., A	2.7%
Specialty Telecommunications, U.S.

BellSouth Corp.	2.6%
Major Telecommunications, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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mediums such as the Internet and outdoor advertising to satisfy their marketing needs. Additionally, competition for listeners grew over the reporting period, underscored by the emergence of satellite radio and personal media players (such as iPods), both of which are direct competition for listeners’ time.

Westwood One (sold by period-end), whose share price fell during the reporting period, supplies radio and television stations with information services and programming. The company provides traffic reporting services, as well as production and distribution of national news, sports, talk and music programs. Westwood One obtains the commercial airtime it sells to advertisers from radio and television affiliates in exchange for the programming it provides to them.

Time Warner is a large media and entertainment company whose primary businesses include Time Warner Cable, America Online (AOL), Time, HBO, Turner Broadcasting and Warner Brothers Entertainment. The company’s stock underperformed as Time Warner began bidding on Adelphia Cable and its AOL division continued to lose market share to other Internet service providers.

Our investment in Radio One declined in value for the six months under review. This radio broadcasting company owns and/or operates 69 radio stations in 22 markets, and its primary demographic is the African-American audience. Together with an affiliate of Comcast, Radio One launched TV One, an African-American targeted cable network. Despite its share price decline during the period, we continued to own Radio One at period-end because we find the company’s stock valuation compelling given what we consider the potential growth prospects for its radio and cable TV assets.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s significant investment in securities with non-U.S. currency exposure.

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Thank you for your participation in Franklin Global Communications Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Global Communications Securities Fund – Class 1

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In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$981.80	$3.19
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.65%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND (the Fund),

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

The prospectuses are amended by replacing the section describing the portfolio management team under “MANAGEMENT” with the following:

The team responsible for the Fund’s management is:

Grant Bowers VICE PRESIDENT OF ADVISERS	Mr. Bowers has been a manager of the Fund since 2002, and has been with Franklin Templeton Investments since 1993. He has primary responsibility for the investments of the Fund. Mr. Bowers has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time.

Tiffany Hsiao PORTFOLIO MANAGER OF ADVISERS	Ms. Hsiao has been an assistant manager of the Fund since June 2005, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Prior to joining Franklin Templeton Investments in 2001, Ms. Hsiao worked at Merrill Lynch from June 2000 to April 2001.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

Please keep this supplement for future reference.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.17	$6.32	$4.53	$6.87	$12.88	$24.86

Income from investment operations:
Net investment income[a]	0.03	0.05	0.06	0.04	0.04	0.11
Net realized and unrealized gains (losses)	(0.16)	0.87	1.78	(2.33)	(3.55)	(6.77)

Total from investment operations	(0.13)	0.92	1.84	(2.29)	(3.51)	(6.66)

Less distributions from:
Net investment income	(0.20)	(0.07)	(0.05)	(0.05)	(0.01)	(0.50)
Net realized gains	—	—	—	—	(2.49)	(4.82)

Total distributions	(0.20)	(0.07)	(0.05)	(0.05)	(2.50)	(5.32)

Net asset value, end of period	$6.84	$7.17	$6.32	$4.53	$6.87	$12.88

Total return[b]	(1.82)%	14.66%	40.46%	(33.28)%	(29.24)%	(32.85)%
Ratios/supplemental data
Net assets, end of period (000’s)	$127,768	$142,898	$149,480	$130,255	$265,055	$523,288
Ratios to average net assets:
Expenses	0.65% [c]	0.64%	0.64%	0.60%	0.55%	0.52%
Net investment income	0.83% [c]	0.85%	1.08%	0.83%	0.46%	0.54%
Portfolio turnover rate	89.85%	178.52%	96.60%	97.75%	105.36%	117.99%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized.

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$7.10	$6.28	$4.51	$6.84	$12.86	$24.78

Income from investment operations:
Net investment income[a]	0.02	0.04	0.05	0.03	0.02	0.05
Net realized and unrealized gains (losses)	(0.15)	0.84	1.77	(2.32)	(3.54)	(6.72)

Total from investment operations	(0.13)	0.88	1.82	(2.29)	(3.52)	(6.67)

Less distributions from:
Net investment income	(0.19)	(0.06)	(0.05)	(0.04)	(0.01)	(0.43)
Net realized gains	—	—	—	—	(2.49)	(4.82)

Total distributions	(0.19)	(0.06)	(0.05)	(0.04)	(2.50)	(5.25)

Net asset value, end of period	$6.78	$7.10	$6.28	$4.51	$6.84	$12.86

Total return[b]	(1.87)%	14.18%	40.44%	(33.52)%	(29.40)%	(32.97)%
Ratios/supplemental data
Net assets, end of period (000’s)	$22,761	$23,704	$10,719	$1,490	$312	$499
Ratios to average net assets:
Expenses	0.90% [c]	0.89%	0.89%	0.85%	0.80%	0.77%
Net investment income	0.58% [c]	0.60%	0.83%	0.58%	0.21%	0.29%
Portfolio turnover rate	89.85%	178.52%	96.60%	97.75%	105.36%	117.99%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE

Common Stocks 95.0%
Aerospace & Defense 0.5%
[a]Essex Corp.	United States	31,900	$729,872

Broadcasting 8.8%
[a]Central European Media Enterprises Ltd., A	United States	50,400	2,438,352
[a]Entravision Communications Corp.	United States	102,600	799,254
Gray Television Inc., B	United States	4,500	54,270
Grupo Televisa SA, ADR	Mexico	65,200	4,048,268
[a]Radio One Inc., D	United States	109,100	1,393,207
[a]Univision Communications Inc., A	United States	87,800	2,418,890
[a]XM Satellite Radio Holdings Inc., A	United States	63,600	2,140,776

			13,293,017

Cable/Satellite Television 0.9%
[a]Comcast Corp., A	United States	45,600	1,365,720

Computer Communications 0.7%
[a]Avaya Inc.	United States	133,900	1,114,048

Data Processing Services 2.3%
[a,b]Neustar Inc., A	United States	134,100	3,432,960

Electronics Distributors 1.1%
[a]Brightpoint Inc.	United States	76,600	1,699,754

Internet Software/Services 5.2%
[a]Google Inc., A	United States	5,600	1,647,240
[a]JAMDAT Mobile Inc.	United States	3,000	83,040
[a]OpenTV Corp., A	United States	268,500	735,690
[a]RealNetworks Inc.	United States	159,500	792,715
[a]VeriSign Inc.	United States	49,200	1,414,992
[a]Websense Inc.	United States	19,100	917,755
[a]Yahoo! Inc.	United States	63,600	2,203,740

			7,795,172

Major Telecommunications 20.6%
Alltel Corp.	United States	104,400	6,502,032
BellSouth Corp.	United States	148,900	3,956,273
PT Telekomunikasi Indonesia, B	Indonesia	2,695,100	1,380,686
SBC Communications Inc.	United States	95,700	2,272,875
Sprint Corp.	United States	258,800	6,493,292
Telecom Corp. of New Zealand Ltd.	New Zealand	665,447	2,783,135
Telefonica SA, ADR	Spain	57,674	2,820,270
Telus Corp.	Canada	140,900	4,792,009

			31,000,572

Media Conglomerates 6.5%
News Corp. Ltd., A	United States	136,100	2,202,098
[a]Time Warner Inc.	United States	110,800	1,851,468
Viacom Inc., B	United States	105,300	3,371,706
The Walt Disney Co.	United States	91,300	2,298,934

			9,724,206

Movies/Entertainment 3.0%
[a]DreamWorks Animation SKG Inc., A	United States	55,700	1,459,340
[a,b]Outdoor Channel Holdings Inc.	United States	158,500	2,180,960
[a]Pixar	United States	17,200	860,860

			4,501,160

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Packaged Software 1.0%
Autodesk Inc.	United States	21,400	$735,518
[a]Micromuse Inc.	United States	138,500	783,910

			1,519,428

Semiconductors 1.9%
[a]Marvell Technology Group Ltd.	Bermuda	75,400	2,868,216

Specialty Telecommunications 10.5%
[a]American Tower Corp., A	United States	189,800	3,989,596
Citizens Communications Co.	United States	114,000	1,532,160
Commonwealth Telephone Enterprises Inc.	United States	48,300	2,024,253
[a]Crown Castle International Corp.	United States	117,890	2,395,525
Orascom Telecom, GDR	Egypt	39,800	2,005,594
[a]SpectraSite Inc.	United States	52,700	3,922,461

			15,869,589

Telecommunications Equipment 9.8%
[a]Comverse Technology Inc.	United States	62,100	1,468,665
[a]Corning Inc.	United States	92,700	1,540,674
[a]Lucent Technologies Inc.	United States	360,400	1,048,764
Nokia Corp., ADR	Finland	331,800	5,521,152
QUALCOMM Inc.	United States	66,500	2,195,165
[a]Research in Motion Ltd.	Canada	10,700	789,125
[a]Trimble Navigation Ltd.	United States	54,900	2,139,453

			14,702,998

Wireless Communications 22.2%
America Movil SA de CV, L, ADR	Mexico	157,500	9,388,575
[a]Europolitan Holdings AB	Sweden	273,500	1,732,364
[a]Nextel Communications Inc., A	United States	79,300	2,562,183
[a]Nextel Partners Inc., A	United States	144,900	3,647,133
[a]NII Holdings Inc., B	United States	73,600	4,705,984
Rogers Communications Inc., B	Canada	154,600	5,072,990
[a]UbiquiTel Inc.	United States	286,900	2,341,104
[a]U.S. Unwired Inc., A	United States	336,100	1,956,102
Vodafone Group PLC, ADR	United Kingdom	79,900	1,943,168

			33,349,603

Total Common Stocks (Cost $116,047,782)			142,966,315

FGC-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT	VALUE
Short Term Investment (Cost $10,827,632) 7.2%
Repurchase Agreement 7.2%
[c]Joint Repurchase Agreement, 3.173%, 7/01/05 (Maturity Value $10,828,586)	United States	$10,827,632	$10,827,632

ABN AMRO Bank, N.V., New York Branch (Maturity Value $946,202)

Banc of America Securities LLC (Maturity Value $946,202)

Barclays Capital Inc. (Maturity Value $932,991)

Bear, Stearns & Co. Inc. (Maturity Value $525,620)

BNP Paribas Securities Corp. (Maturity Value $1,011,823)

Deutsche Bank Securities Inc. (Maturity Value $525,620)

Goldman, Sachs & Co. (Maturity Value $998,720)

Greenwich Capital Markets Inc. (Maturity Value $932,991)

Lehman Brothers Inc. (Maturity Value $1,064,775)

Merrill Lynch Government Securities Inc. (Maturity Value $946,202)

Morgan Stanley & Co. Inc. (Maturity Value $998,720)

UBS Securities LLC (Maturity Value $998,720)

Collateralized by U.S. Government Agency Securities, 1.75 - 7.10%, 7/15/05 - 3/15/10;
[d]U.S. Government Agency Discount Notes, 7/22/05 - 9/20/05; [d]U.S. Treasury Bills, 12/29/05; U.S. Treasury Bond, 10.75%, 8/15/05; and U.S. Treasury Notes, 2.25 - 5.875%, 11/15/05 - 5/15/10

Total Investments (Cost $126,875,414) 102.2%			153,793,947
Other Assets, less Liabilities (2.2)%			(3,265,379)

Net Assets 100.0%			$150,528,568

Selected Portfolio Abbreviations

ADR - American Depository Receipt

GDR - Global Depository Receipt

PLC -  Public Limited Co.

[a]	Non-income producing.
[b]	See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.
[c]	See Note 1(c) regarding joint repurchase agreement.
[d]	A portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FGC-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$116,047,782
Cost - Repurchase agreements	10,827,632

Total cost of investments	$126,875,414

Value - Unaffiliated issuers	$142,966,315
Value - Repurchase agreements	10,827,632

Total value of investments	153,793,947
Receivables:
Investment securities sold	4,530,554
Dividends	124,506

Total assets	158,449,007

Liabilities:
Payables:
Investment securities purchased	7,658,584
Capital shares redeemed	139,819
Affiliates	80,840
Other liabilities	41,196

Total liabilities	7,920,439

Net assets, at value	$150,528,568

Net assets consist of:
Distributions in excess of net investment income	$(1,469,610)
Net unrealized appreciation (depreciation)	26,918,631
Accumulated net realized gain (loss)	(257,158,694)
Paid-in capital	382,238,241

Net assets, at value	$150,528,568

Class 1:
Net assets, at value	$127,767,671

Shares outstanding	18,673,939

Net asset value and offering price per share	$6.84

Class 2:
Net assets, at value	$22,760,897

Shares outstanding	3,356,906

Net asset value and offering price per share	$6.78

See notes to financial statements.

FGC-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends (net of foreign taxes of $66,086)	$948,199
Interest	52,594
Other income (Note 7)	104,420

Total investment income	1,105,213

Expenses:
Management fees (Note 3a)	437,244
Distribution fees - Class 2 (Note 3c)	26,733
Unaffiliated transfer agent fees	662
Custodian fees (Note 4)	3,794
Reports to shareholders	30,265
Professional fees	11,033
Trustees’ fees and expenses	599
Other	2,149

Total expenses	512,479
Expense reductions (Note 4)	(133)

Net expenses	512,346

Net investment income	592,867

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	5,905,237
Foreign currency transactions	(26,647)

Net realized gain (loss)	5,878,590

Net change in unrealized appreciation (depreciation) on:
Investments	(9,848,027)
Translation of assets and liabilities denominated in foreign currencies	77

Net change in unrealized appreciation (depreciation)	(9,847,950)

Net realized and unrealized gain (loss)	(3,969,360)

Net increase (decrease) in net assets resulting from operations	$(3,376,493)

See notes to financial statements.

FGC-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$592,867	$1,286,801
Net realized gain (loss) from investments and foreign currency transactions	5,878,590	3,605,895
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(9,847,950)	16,198,793

Net increase (decrease) in net assets resulting from operations	(3,376,493)	21,091,489
Distributions to shareholders from:
Net investment income:
Class 1	(3,621,935)	(1,418,784)
Class 2	(604,566)	(135,885)

Total distributions to shareholders	(4,226,501)	(1,554,669)
Capital share transactions: (Note 2)
Class 1	(8,588,370)	(23,869,093)
Class 2	118,083	10,735,851

Total capital share transactions	(8,470,287)	(13,133,242)

Net increase (decrease) in net assets	(16,073,281)	6,403,578
Net assets:
Beginning of period	166,601,849	160,198,271

End of period	$150,528,568	$166,601,849

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(1,469,610)	$2,164,024

See notes to financial statements.

FGC-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin Global Communications Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 99.99% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FGC-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

d. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

f. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FGC-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	8,761	$60,312	36,176	$234,808
Shares issued in reinvestment of distributions	531,856	3,621,935	231,827	1,418,784
Shares redeemed	(1,805,569)	(12,270,617)	(3,966,244)	(25,522,685)

Net increase (decrease)	(1,264,952)	$(8,588,370)	(3,698,241)	$(23,869,093)

Class 2 Shares:
Shares sold	608,460	$4,122,716	2,205,007	$14,315,821
Shares issued in reinvestment of distributions	89,565	604,566	22,350	135,885
Shares redeemed	(679,350)	(4,609,199)	(596,789)	(3,715,855)

Net increase (decrease)	18,675	$118,083	1,630,568	$10,735,851

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

FGC-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2009	$153,666,768
2010	108,979,162

$262,645,930

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $2,223. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

FGC-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (cont.)

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$128,527,057

Unrealized appreciation	$27,057,804
Unrealized depreciation	(1,790,914)

Net unrealized appreciation (depreciation)	$25,266,890

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $132,229,979 and $147,123,025, respectively.

7. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and

FGC-22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GLOBAL COMMUNICATIONS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

7. REGULATORY MATTERS (cont.)

Other Legal Proceedings (cont.)

Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FGC-23

FRANKLIN GROWTH AND INCOME SECURITIES FUND

This semiannual report for Franklin Growth and Income Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Growth and Income Securities Fund – Class 1 delivered a +0.05% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Growth and Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FGI-1

Fund Goals and Main Investments: Franklin Growth and Income Securities Fund seeks capital appreciation with current income as a secondary goal. The Fund normally invests primarily to predominantly in a broadly diversified portfolio of equity securities that the Fund’s manager considers to be financially strong but undervalued by the market.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmark, the Russell 1000® Value Index, which returned 1.76%, and its peers, as measured by the Lipper VIP Equity Income Funds Objective Average, which returned 0.72% for the period under review.1 However, the Fund outperformed the broad stock market, as measured by the Standard & Poor’s 500 Composite Index (S&P 500), which had a -0.81% total return.2 Please note that the Fund invests mainly in stocks with dividend yields at least equal to the yield of the S&P 500. As a result, its holdings and returns may differ from those of the Russell benchmark.

Economic and Market Overview

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.3 Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates, and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.4

1. Sources: Standard & Poor’s Micropal; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Economic Analysis.

4. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

FGI-2

Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains that lifted corporate profitability and cash flow. The favorable business environment also helped stabilize the labor market, which firmed as employment increased and the unemployment rate dropped from 5.2% to 5.0% during the reporting period.4 Hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence.

Most stock market indexes were in negative territory during the reporting period. Despite economic strength and improving corporate fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. Corporate earnings growth rates slowed; however, corporate profits were still strong and dividend payments generally rose, offering some support to investor confidence. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.65%, while total returns of the broader S&P 500 and technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.5

Investment Strategy

We are research driven, fundamental investors, pursuing a disciplined value-oriented strategy. As bottom-up investors focusing primarily on individual securities, we seek companies that offer current dividend yields and present, in our opinion, the best trade-off between valuation, potential earnings growth and business risk. Special emphasis is placed upon dividend yield as we believe that high relative dividend yield can be a good indicator of value.

Manager’s Discussion

During the period under review, the Fund’s performance relative to the Russell 1000 Value Index was affected by stock selection and sector allocation.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio.

FGI-3

The Fund’s strong stock selection in electronic technology produced the greatest overall positive effect on relative returns. An out-of-benchmark holding, Nokia, boosted our returns in this sector. The company’s shares appreciated 9% after the company surpassed earnings expectations on market share gains and expanding profit margins. Lockheed Martin also performed well, rising 18% on improving margins and better-than-expected sales growth. Furthermore, the Fund’s relative performance benefited from a stock we did not own, Sun Microsystems, whose shares fell 31% on disappointing earnings and an acquisition announcement.

Our relative outperformance in consumer services was driven by sector allocation. We were underweighted in the sector, particularly in media conglomerates, cable operators and restaurants. We benefited by not owning shares of Time Warner (down 14%), Comcast (down 8%) and McDonald’s (down 13%), the three largest contributors to relative performance in the sector. Our Clear Channel Communications shares (up 3%) also contributed to Fund performance.

Despite an overweighting in an underperforming sector, our health technology position return surpassed that of the index’s due to strong stock selection. Our heavily overweighted Fund holding Pfizer rose 4%. During the period, we also added to existing sector positions, consistent with our strategy. We believed valuations and dividend yields were compelling for many health care companies and remained overweighted at period-end.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portion of the portfolio’s investment in securities with non-U.S. currency exposure.

The energy minerals sector was the main hindrance to relative returns during the period. We were nearly equally weighted relative to the benchmark and our positions rose 14%. This performance was the

FGI-4

Fund’s highest in absolute terms, but it did not keep pace with the sector’s return. Our out-of-index investment in Shell Transport & Trading rose 17% and was the Fund’s overall best relative investment during the period. We profited from sales of the Fund’s second best performer, Kerr-McGee Corp (up 27%), which benefited from higher oil and natural gas prices and a tender offer to buy shares at a premium to its previous market value. Within this sector, the Fund suffered most from its underweighted positions in ConocoPhillips (up 10%) and ExxonMobil (up 13%). Although Exxon was the Fund’s largest holding, 5.0% of total net assets at period-end, this was below the benchmark’s average 6.0% weighting in the security.

Utility stocks also appreciated during the reporting period. The Fund’s underweighted position in the sector, primarily in electric utilities, impaired returns. TXU (up 31%) was the largest contributor to the index’s performance, but we did not hold this position due to its relatively low dividend yield. Our investments in Scottish Power and Dominion Resources helped offset relative returns. We were concerned about utilities stocks and how they might respond in a rising interest rate environment. However, we saw utilities pursue back-to-basics strategies, generating strong cash flows and increasing dividends. Thus, we added to our utilities holdings during the period.

While the health services and retail trade sectors comprised on average just 1.5% and 3.0% of the benchmark, they negatively impacted the Fund’s relative performance. We did not find candidates with dividend yields we felt were suitable in these groups during a period of strong performance. Managed care companies profited from a continued strong pricing cycle and an improving employment environment, which boosted membership growth. Many retailers benefited from high consumer consumption partly due to warmer weather than last year. Although we have been underrepresented in retail trade, we initiated a new position in Wal-Mart during the period. An example of our strategy, the company pays a below-market yield, but we believe it has sizable capacity to expand dividend payments. Furthermore, we found its valuation and cash flows compelling.

Companies have again begun to focus on dividends as evidenced by impressive average annual dividend gains. We believe the prospects for continued above-average dividend growth remain favorable, especially if corporate earnings continue to grow as expected for 2005. Recent research has indicated that earnings growth is correlated with dividend growth for the first time in four decades. Investors could view

Top 10 Holdings

Franklin Growth and Income

Securities Fund

6/30/05

Company Sector/Industry	% of Total Net Assets

ExxonMobil Corp.	5.0%
Energy Minerals

Citigroup Inc.	4.4%
Finance

Bank of America Corp.	4.1%
Finance

Chevron Corp.	3.2%
Energy Minerals

General Electric Co.	3.0%
Producer Manufacturing

Pfizer Inc.	2.5%
Health Technology

Shell Transport & Trading Co. PLC, ADR (U.K.)	2.3%
Energy Minerals

Altria Group Inc.	2.3%
Consumer Non-Durables

JPMorgan Chase & Co.	2.1%
Finance

R.R. Donnelley & Sons Co.	2.0%
Commercial Services

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FGI-5

dividends as a possible measure of financial health. As our investment strategy focuses primarily on dividend paying stocks, we attempted to position the Fund to benefit from these trends.

Thank you for your participation in Franklin Growth and Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FGI-6

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Growth and Income Securities Fund – Class 1

FGI-7

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,000.50	$2.58
Hypothetical (5% return before expenses)	$1,000	$1,022.22	$2.61

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.52%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FGI-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.60	$14.44	$11.82	$15.27	$17.16	$17.78

Income from investment operations:
Net investment income[a]	0.23	0.40	0.36	0.39	0.37 [d]	0.45
Net realized and unrealized gains (losses)	(0.21)	1.14	2.66	(2.58)	(0.70)[d]	2.26

Total from investment operations	0.02	1.54	3.02	(2.19)	(0.33)	2.71

Less distributions from:
Net investment income	(0.43)	(0.38)	(0.40)	(0.42)	(0.05)	(1.17)
Net realized gains	(0.14)	—	—	(0.84)	(1.51)	(2.16)

Total distributions	(0.57)	(0.38)	(0.40)	(1.26)	(1.56)	(3.33)

Net asset value, end of period	$15.05	$15.60	$14.44	$11.82	$15.27	$17.16

Total return[b]	0.05%	10.91%	26.06%	(15.53)%	(2.02)%	17.99%
Ratios/supplemental data
Net assets, end of period (000’s)	$429,588	$471,596	$505,393	$455,680	$646,851	$810,837
Ratios to average net assets:
Expenses	0.52% [c]	0.52%	0.53%	0.53%	0.51%	0.50%
Net investment income	2.95% [c]	2.77%	2.92%	2.85%	2.31% [d]	2.75%
Portfolio turnover rate	20.54%	40.15%	43.18%	96.61%	119.78%	66.82%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.
[d]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(0.026)
Net realized and unrealized gains (losses) per share	0.026
Ratio of net investment income to average net assets	(0.17)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

See notes to financial statements.

FGI-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.43	$14.31	$11.74	$15.20	$17.13	$17.73

Income from investment operations:
Net investment income[a]	0.21	0.37	0.33	0.34	0.33 [d]	0.40
Net realized and unrealized gains (losses)	(0.21)	1.12	2.63	(2.54)	(0.70)[d]	2.27

Total from investment operations	—	1.49	2.96	(2.20)	(0.37)	2.67

Less distributions from:
Net investment income	(0.40)	(0.37)	(0.39)	(0.42)	(0.05)	(1.11)
Net realized gains	(0.14)	—	—	(0.84)	(1.51)	(2.16)

Total distributions	(0.54)	(0.37)	(0.39)	(1.26)	(1.56)	(3.27)

Net asset value, end of period	$14.89	$15.43	$14.31	$11.74	$15.20	$17.13

Total return[b]	(0.04)%	10.61%	25.70%	(15.72)%	(2.28)%	17.79%
Ratios/supplemental data
Net assets, end of period (000’s)	$298,087	$263,146	$136,824	$38,379	$11,789	$2,311
Ratios to average net assets:
Expenses	0.77% [c]	0.77%	0.78%	0.78%	0.76%	0.75%
Net investment income	2.70% [c]	2.52%	2.67%	2.60%	2.13% [d]	2.46%
Portfolio turnover rate	20.54%	40.15%	43.18%	96.61%	119.78%	66.82%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.
[d]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(0.026)
Net realized and unrealized gains (losses) per share	0.026
Ratio of net investment income to average net assets	(0.17)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

See notes to financial statements.

FGI-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	SHARES/ CONTRACTS	VALUE

Common Stocks and Options 94.3%
Commercial Services 2.5%
Dex Media Inc.	151,300	$3,693,233
R.R. Donnelley & Sons Co.	425,600	14,687,456

		18,380,689

Communications 5.1%
Alltel Corp.	131,100	8,164,908
BellSouth Corp.	385,800	10,250,706
Citizens Communications Co.	134,700	1,810,368
SBC Communications Inc.	447,472	10,627,460
Sprint Corp.	238,300	5,978,947

		36,832,389

Consumer Non-Durables 7.5%
[a]Altria Group Inc.	245,000	15,841,700
[b]Altria Group Inc., Dec. 60 Puts, 12/17/05	2,418	628,680
British American Tobacco PLC (United Kingdom)	421,000	8,115,154
Coca-Cola Co.	269,900	11,268,325
General Mills Inc.	106,400	4,978,456
Kimberly-Clark Corp.	84,700	5,301,373
Unilever NV, N.Y. shs. (Netherlands)	134,400	8,713,152

		54,846,840

Consumer Services 2.3%
Clear Channel Communications Inc.	119,400	3,693,042
Dow Jones & Co. Inc.	96,300	3,413,835
Viacom Inc., B	191,100	6,119,022
The Walt Disney Co.	131,800	3,318,724

		16,544,623

Electronic Technology 6.8%
Embraer-Empresa Brasileira de Aeronautica SA, ADR (Brazil)	241,600	7,989,712
Hewlett-Packard Co.	368,200	8,656,382
Lockheed Martin Corp.	94,200	6,110,754
Nokia Corp., ADR (Finland)	487,800	8,116,992
Raytheon Co.	339,700	13,289,064
Rockwell Automation Inc.	114,900	5,596,779

		49,759,683

Energy Minerals 12.5%
BP PLC, ADR (United Kingdom)	125,600	7,834,928
Chevron Corp.	421,116	23,548,807
ConocoPhillips	105,000	6,036,450
ExxonMobil Corp.	637,944	36,662,642
Shell Transport & Trading Co. PLC, ADR (United Kingdom)	287,900	16,715,474

		90,798,301

Finance 25.3%
Arthur J. Gallagher & Co.	246,200	6,679,406
Bank of America Corp.	656,412	29,938,951
Citigroup Inc.	698,200	32,277,786
Freddie Mac	119,800	7,814,554
JPMorgan Chase & Co.	438,870	15,500,888
MBNA Corp.	279,400	7,309,104

FGI-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	SHARES/ CONTRACTS	VALUE

Common Stocks and Options (cont.)
Finance (cont.)
Montpelier Re Holdings Ltd. (Bermuda)	116,300	$4,021,654
Morgan Stanley	227,200	11,921,184
Old Republic International Corp.	264,500	6,689,205
Prudential Financial Inc.	71,860	4,718,328
St. Paul Travelers Cos. Inc.	238,500	9,427,905
U.S. Bancorp	407,500	11,899,000
Wachovia Corp.	280,300	13,902,880
Washington Mutual Inc.	262,800	10,693,332
Wells Fargo & Co.	184,500	11,361,510

		184,155,687

Health Technology 8.6%
Bristol-Myers Squibb Co.	290,800	7,264,184
GlaxoSmithKline PLC, ADR (United Kingdom)	197,400	9,575,874
Hillenbrand Industries Inc.	69,500	3,513,225
Merck & Co. Inc.	385,700	11,879,560
Pall Corp.	183,500	5,571,060
Pfizer Inc.	649,300	17,907,694
Wyeth	156,800	6,977,600

		62,689,197

Industrial Services 1.0%
Waste Management Inc.	250,300	7,093,502

Non-Energy Minerals 1.1%
Alcoa Inc.	307,900	8,045,427

Process Industries 2.9%
Cabot Corp.	125,100	4,128,300
Dow Chemical Co.	227,800	10,143,934
E.I. du Pont de Nemours & Co.	155,700	6,696,657

		20,968,891

Producer Manufacturing 8.6%
3M Co.	168,800	12,204,240
Autoliv Inc. (Sweden)	124,800	5,466,240
General Electric Co.	633,000	21,933,450
Honeywell International Inc.	281,900	10,325,997
PACCAR Inc.	53,600	3,644,800
Pitney Bowes Inc.	204,400	8,901,620

		62,476,347

Real Estate Investment Trusts 0.9%
iStar Financial Inc.	159,600	6,637,764

Retail Trade 1.0%
Wal-Mart Stores Inc.	154,300	7,437,260

Technology Services 2.3%
Automatic Data Processing Inc.	130,700	5,485,479
Microsoft Corp.	442,400	10,989,216

		16,474,695

Transportation 0.7%
United Parcel Service Inc., B	73,400	5,076,344

FGI-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	SHARES/ CONTRACTS	VALUE

Common Stocks and Options (cont.)
Utilities 5.2%
American Electric Power Co. Inc.	203,100	$7,488,297
Dominion Resources Inc.	101,500	7,449,085
NiSource Inc.	484,600	11,984,158
Scottish Power PLC (United Kingdom)	729,500	6,488,539
Xcel Energy Inc.	238,300	4,651,615

		38,061,694

Total Common Stocks and Options (Cost $569,770,757)		686,279,333

Convertible Preferred Stocks 2.5%
Finance 1.3%
Fannie Mae, 5.375%, cvt. pfd.	95	9,224,927

Health Technology 0.7%
Schering-Plough Corp., 6.00%, cvt. pfd.	107,600	5,485,448

Non-Energy Minerals 0.5%
Freeport Mcmoran Copper & Gold Inc., 5.50%, cvt. pfd.	3,900	3,610,913

Total Convertible Preferred Stocks (Cost $18,543,659)		18,321,288

Total Long Term Investments ($588,314,416)		704,600,621

	PRINCIPAL AMOUNT

Short Term Investment (Cost $20,086,185) 2.8%
Repurchase Agreement 2.8%
[c]Joint Repurchase Agreement, 3.173%, 7/01/05 (Maturity Value $20,087,955)	$20,086,185	20,086,185

ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,755,286)

Banc of America Securities LLC (Maturity Value $1,755,286)

Barclays Capital Inc. (Maturity Value $1,730,778)

Bear, Stearns & Co., Inc. (Maturity Value $975,069)

BNP Paribas Securities Corp. (Maturity Value $1,877,018)

Deutsche Bank Securities Inc. (Maturity Value $975,069)

Goldman, Sachs & Co. (Maturity Value $1,852,712)

Greenwich Capital Markets Inc. (Maturity Value $1,730,778)

Lehman Brothers Inc. (Maturity Value $1,975,249)

Merrill Lynch Government Securities Inc. (Maturity Value $1,755,286)

Morgan Stanley & Co. Inc. (Maturity Value $1,852,712)

UBS Securities LLC (Maturity Value $1,852,712)

Collateralized by U.S. Government Agency Securities, 1.75 - 7.10%, 7/15/05 - 3/15/10; [d]U.S. Government Agency Discount Notes, 7/22/05 - 9/20/05; [d]U.S. Treasury Bill, 12/29/05; U.S. Treasury Bond, 10.75%, 8/15/05; and U.S. Treasury Notes, 2.25 - 5.875%, 11/15/05 - 5/15/10

Total Investments (Cost $608,400,601) 99.6%		724,686,806
Options Written 0.0%[e]		(96,720)
Other Assets, less Liabilities 0.4%		3,084,508

Net Assets 100.0%		$727,674,594

FGI-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	CONTRACTS	VALUE

[f]Options Written (Premiums Received $178,932) 0.0%[e]
Consumer Non-Durables 0.0%[e]
Altria Group Inc., Dec. 80 Calls, 12/17/05	2,418	$96,720

Selected Portfolio Abbreviations:

ADR - American Depository Receipt

PLC - Public Limited Co.

[a]	A portion or all of the security is held in connection with open option contracts.
[b]	Non-income producing.
[c]	See Note 1(c) regarding joint repurchase agreement.
[d]	A portion or all of the security is traded on a discount basis with no stated coupon rate.
[e]	Rounds to less than 0.05% of net assets.
[f]	See note 1(e) regarding written options.

See notes to financial statements.

FGI-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$588,314,416
Cost - Repurchase agreement	20,086,185

Total cost of investments	$608,400,601

Value - Unaffiliated issuers	$704,600,621
Value - Repurchase agreement	20,086,185

Total value of investments	724,686,806
Cash	127,656
Receivables:
Investment securities sold	3,593,922
Capital shares sold	225,523
Dividends	1,461,091

Total assets	730,094,998

Liabilities:
Payables:
Investment securities purchased	1,525,651
Capital shares redeemed	292,227
Affiliates	413,848
Options written, at value (premiums received $178,932)	96,720
Other liabilities	91,958

Total liabilities	2,420,404

Net assets, at value	$727,674,594

Net assets consist of:
Undistributed net investment income	$8,562,520
Net unrealized appreciation (depreciation)	116,368,417
Accumulated net realized gain (loss)	12,097,669
Paid-in capital	590,645,988

Net assets, at value	$727,674,594

Class 1:
Net assets, at value	$429,587,647

Shares outstanding	28,551,708

Net asset value and offering price per share	$15.05

Class 2:
Net assets, at value	$298,086,947

Shares outstanding	20,019,243

Net asset value and offering price per share	$14.89

See notes to financial statements.

FGI-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends	$11,784,072
Interest	433,178
Other income (Note 7)	301,756

Total investment income	12,519,006

Expenses:
Management fees (Note 3a)	1,750,441
Distribution fees - Class 2 (Note 3c)	347,122
Unaffiliated transfer agent fees	3,160
Custodian fees (Note 4)	8,751
Reports to shareholders	72,447
Professional fees	12,795
Trustees’ fees and expenses	2,593
Other	13,358

Total expenses	2,210,667
Expense reductions (Note 4)	(78)

Net expenses	2,210,589

Net investment income	10,308,417

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	16,679,029
Foreign currency transactions	(9,348)

Net realized gain (loss)	16,669,681

Net change in unrealized appreciation (depreciation) on investments	(27,045,665)

Net realized and unrealized gain (loss)	(10,375,984)

Net increase (decrease) in net assets resulting from operations	$(67,567)

See notes to financial statements.

FGI-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$10,308,417	$18,156,837
Net realized gain (loss) from investments and foreign currency transactions	16,669,681	35,568,635
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies.	(27,045,665)	16,807,039

Net increase (decrease) in net assets resulting from operations	(67,567)	70,532,511

Distributions to shareholders from:
Net investment income:
Class 1	(11,924,016)	(12,401,222)
Class 2	(7,761,039)	(4,840,001)
Net realized gains:
Class 1	(3,769,277)	—
Class 2	(2,607,494)	—

Total distributions to shareholders	(26,061,826)	(17,241,223)

Capital share transactions: (Note 2)
Class 1	(26,293,821)	(70,034,212)
Class 2	45,356,597	109,267,049

Total capital share transactions	19,062,776	39,232,837

Net increase (decrease) in net assets	(7,066,617)	92,524,125
Net assets:
Beginning of period	734,741,211	642,217,086

End of period	$727,674,594	$734,741,211

Undistributed net investment income included in net assets:
End of period	$8,562,520	$17,939,158

See notes to financial statements.

FGI-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). Franklin Growth and Income Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 81.80% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FGI-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Options

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

f. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

FGI-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

g. Security Transactions, Investment Income, Expenses and Distributions (cont.)

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	44,715	$691,237	65,089	$960,180
Shares issued in reinvestment of distributions	1,029,744	15,693,293	860,001	12,401,222
Shares redeemed	(2,758,967)	(42,678,351)	(5,688,684)	(83,395,614)

Net increase (decrease)	(1,684,508)	$(26,293,821)	(4,763,594)	$(70,034,212)

Class 2 Shares:
Shares sold	2,716,405	$41,604,744	7,972,875	$116,185,316
Shares issued in reinvestment of distributions	687,569	10,368,533	338,698	4,840,001
Shares redeemed	(433,582)	(6,616,680)	(820,856)	(11,758,268)

Net increase (decrease)	2,970,392	$45,356,597	7,490,717	$109,267,049

FGI-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

FGI-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$612,311,450

Unrealized appreciation	$123,958,059
Unrealized depreciation	(11,582,703)

Net unrealized appreciation (depreciation)	$112,375,356

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $159,830,714 and $142,682,363, respectively.

Transactions in options written during the period ended June 30, 2005 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2004	—	$—
Options written	2,418	178,932

Options outstanding at June 30, 2005	2,418	$178,932

7. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

FGI-22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN GROWTH AND INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

7. REGULATORY MATTERS (cont.)

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FGI-23

FRANKLIN HIGH INCOME FUND

We are pleased to bring you Franklin High Income Fund’s semiannual report for the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin High Income Fund – Class 1 delivered a +1.29% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin High Income Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goals and Main Investments: Franklin High Income Fund seeks a high level of current income with capital appreciation as a secondary goal. The Fund normally invests primarily to predominantly in high yield, lower quality debt securities. The Fund may also invest in foreign securities, including a small portion in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund performed comparably to its benchmark, the CSFB High Yield Index, which returned 0.77% for the period under review.1 It slightly outperformed its peers, as measured by the 0.45% return of the Lipper VIP High Current Yield Funds Objective Average.1

Economic and Market Overview

Overall domestic economic growth remained healthy during the reporting period. Approximately two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers’ ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past six months, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.7% (not adjusted for inflation) in June 2005 compared with the same month a year earlier, which supported U.S. economic growth.2

Business spending also rose during the reporting period, contributing to economic growth. For example, in the first and second quarters of 2005, nonresidential investment spending rose 5.7% and 9.0%.2 Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Energy prices rose significantly, as oil prices hit a record of $60.54 a barrel on June 27.3 Inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI), excluding volatile food and energy costs.

1. Sources: Standard & Poor’s Micropal; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

3. Source: Bloomberg Energy/Commodity Service.

Fund Risks: Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

This increase was below the core CPI’s 10-year average of 2.3%.4 However, acknowledging the economy’s strength as well as potential inflationary pressure from high energy prices, the Federal Reserve Board raised the federal funds target rate to 3.25% from 2.25% during the reporting period and indicated possible “measured” increases for the second half of 2005. During the period, the yield curve flattened, as the 10-year U.S. Treasury yield fell while those of shorter-maturity Treasuries rose. At period-end, the 10-year Treasury yielded 3.94%.

Investment Strategy

We search for securities we believe offer opportunities for income today and growth tomorrow. We generally perform independent analysis of the corporate debt securities being considered for the Fund’s portfolio, rather than relying principally on the ratings assigned by rating agencies. In our analysis, we may consider a variety of factors: a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage and earnings prospects; the experience and strength of a company’s management; the company’s sensitivity to changes in interest rates and business conditions; the company’s debt maturity schedules and borrowing requirements; and the company’s changing financial condition and market recognition of the change.

Manager’s Discussion

During the reporting period, the Fund maintained a fairly neutral risk positioning versus the CSFB High Yield Index (as gauged by beta coefficient, a common measure of volatility) based on our assessment of the market’s valuation. This strategy proved beneficial.

Certain industry positioning also contributed to relative performance. Our security selection process employs bottom-up analysis, and we also use our fundamental research process to take a macroeconomic view. With that in mind, we overweighted and underweighted certain industries relative to our benchmark in an effort to outperform. For instance, the Fund held no airline positions and was underweighted in the automotive industry.5 These two were the worst performing within the CSFB High Yield Index during the period, aiding the Fund’s absolute and relative performance. Conversely, the Fund’s overweighted position in the wireless industry, which outperformed the benchmark, had a positive impact on relative returns.6

4. Source: Bureau of Labor Statistics.

5. In the Statement of Investments (SOI), automotive holdings are in the producer manufacturing sector.

6. In the SOI, wireless holdings are in the communications sector.

Certain Fund holdings and industry weightings had a negative impact. For example, the Fund’s weightings versus the index’s in textiles, communications and finance dragged on performance.7 While textiles was a relatively small part of the benchmark, it turned in one of the best performances within the high yield market during the period under review. The Fund’s lack of exposure to the industry throughout the period negatively affected its relative performance. The communications and finance sectors also generated some of the top returns within the benchmark index. Although the Fund did have exposure to these industries, it was typically underweighted versus the benchmark, hindering relative performance.

Thank you for your participation in Franklin High Income Fund. We look forward to serving your future investment needs.

7. In the SOI, textiles holdings are in the process industries sector.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Sectors/Industries

Franklin High Income Fund Based on Total Net Assets 6/30/05

Consumer Services	19.1%

Process Industries	11.7%

Communications	11.6%

Utilities	9.8%

Producer Manufacturing	7.3%

Health Services	5.6%

Energy Minerals	4.3%

Electronic Technology	4.2%

Industrial Services	3.6%

Consumer Non-Durables	3.3%

The dollar value, number of shares or principal amount, and complete names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin High Income Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,012.90	$2.99
Hypothetical (5% return before expenses)	$1,000	$1,021.82	$3.01

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.60%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001		2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.99		$6.81	$5.67	$7.44	$8.54		$9.86

Income from investment operations:
Net investment income[a]	0.24		0.49	0.51	0.63	0.87	[d]	1.08
Net realized and unrealized gains (losses)	(0.15)		0.15	1.21	(1.30)	(0.50)[d]		(2.36)

Total from investment operations	0.09		0.64	1.72	(0.67)	0.37		(1.28)

Less distributions from net investment income	(0.42)		(0.46)	(0.58)	(1.10)	(1.47)		(0.04)

Net asset value, end of period	$6.66		$6.99	$6.81	$5.67	$7.44		$8.54

Total return[b]	1.29%		10.04%	31.50%	(9.55)%	4.26%		(13.00)%
Ratios/supplemental data
Net assets, end of period (000’s)	$97,117		$109,569	$136,218	$111,746	$151,924		$189,986
Ratios to average net assets:
Expenses	0.60%	[c]	0.62%	0.62%	0.63%	0.62%		0.57%
Net investment income	7.05%	[c]	7.17%	8.19%	9.92%	10.63%	[d]	11.43%
Portfolio turnover rate	26.62%		59.87%	52.01%	56.01%	30.03%		20.37%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.
[d]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(0.004)
Net realized and unrealized gains (losses) per share	0.004
Ratio of net investment income to average net assets	(0.05)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001		2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$6.90		$6.73	$5.62	$7.41	$8.50		$9.83

Income from investment operations:
Net investment income[a]	0.23		0.46	0.48	0.56	0.84	[d]	1.04
Net realized and unrealized gains (losses)	(0.16)		0.16	1.21	(1.25)	(0.48)[d]		(2.33)

Total from investment operations	0.07		0.62	1.69	(0.69)	0.36		(1.29)

Less distributions from net investment income	(0.41)		(0.45)	(0.58)	(1.10)	(1.45)		(0.04)

Net asset value, end of period	$6.56		$6.90	$6.73	$5.62	$7.41		$8.50

Total return[b]	1.00%		9.87%	31.18%	(9.96)%	4.18%		(13.15)%
Ratios/supplemental data
Net assets, end of period (000’s)	$133,118		$122,579	$58,681	$7,326	$832		$432
Ratios to average net assets:
Expenses	0.85%	[c]	0.87%	0.87%	0.88%	0.87%		0.82%
Net investment income	6.80%	[c]	6.92%	7.94%	9.67%	10.39%	[d]	11.16%
Portfolio turnover rate	26.62%		59.87%	52.01%	56.01%	30.03%		20.37%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.
[d]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(0.004)
Net realized and unrealized gains (losses) per share	0.004
Ratio of net investment income to average net assets	(0.05)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	PRINCIPAL AMOUNT[b]	VALUE

Bonds 92.6%
Commercial Services 2.5%
Corrections Corp. of America, senior note, 7.50%, 5/01/11	United States	$1,500,000	$1,569,375
JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07, 10.67% thereafter, 5/15/13	United States	3,000,000	2,148,420
Lamar Media Corp., senior sub. note, 7.25%, 1/01/13	United States	2,000,000	2,120,000

			5,837,795

Communications 10.9%
Dobson Cellular Systems Inc., secured note, 144A, 9.875%, 11/01/12	United States	2,000,000	2,120,000
InmarSat Finance PLC, senior note, 7.625%, 6/30/12	United Kingdom	2,300,000	2,438,000
InmarSat Finance PLC, zero cpn. to 11/15/08, 10.375% thereafter, 11/15/12	United Kingdom	600,000	474,000
Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13	Bermuda	2,200,000	2,282,500
MCI Inc., senior note, 7.688%, 5/01/09	United States	2,500,000	2,609,375
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	2,200,000	2,200,000
Nextel Communications Inc., senior note, 7.375%, 8/01/15	United States	2,000,000	2,170,000
Qwest Communications International Inc., senior note, 144A, 7.50%, 2/15/14	United States	2,000,000	1,902,500
Qwest Communications International Inc., senior note, 7.50%, 2/15/14	United States	2,000,000	1,902,500
Rogers Wireless Communications Inc., senior secured note, 7.25%, 12/15/12	Canada	2,200,000	2,387,000
Rural Cellular Corp., senior secured note, 8.25%, 3/15/12	United States	2,000,000	2,100,000
Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14	United States	1,600,000	1,552,000
Time Warner Telecom Holdings Inc., senior note, 144A, 9.25%, 2/15/14	United States	900,000	873,000

			25,010,875

Consumer Durables 2.0%
D.R. Horton Inc., senior note, 8.50%, 4/15/12	United States	2,000,000	2,190,052
William Lyon Homes Inc., senior note, 7.625%, 12/15/12	United States	2,500,000	2,400,000

			4,590,052

Consumer Non-Durables 3.3%
Del Monte Corp., senior sub. note, 8.625%, 12/15/12	United States	2,500,000	2,762,500
Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15	United States	2,300,000	2,236,750
Smithfield Foods Inc., senior note, 7.00%, 8/01/11	United States	800,000	846,000
Smithfield Foods Inc., senior note, 7.75%, 5/15/13	United States	1,700,000	1,861,500

			7,706,750

Consumer Services 19.1%
[a]Adelphia Communications Corp., senior note, 10.25%, 6/15/11	United States	1,700,000	1,534,250
Advanstar Communications Inc., senior secured note, 10.75%, 8/15/10	United States	2,000,000	2,195,000
AMC Entertainment Inc., senior note, 8.625%, 8/15/12	United States	1,100,000	1,133,000
AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12	United States	1,200,000	1,197,000
Aztar Corp., senior sub. note, 7.875%, 6/15/14	United States	1,900,000	2,018,750
Boyd Gaming Corp., senior sub. note, 7.75%, 12/15/12	United States	300,000	322,125
Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14	United States	1,700,000	1,751,000
Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12	United States	2,800,000	2,758,000
Caesars Entertainment Inc., senior sub. note, 7.875%, 3/15/10	United States	2,000,000	2,250,000
[a]Callahan NordRhein-Westfalen, senior note, 14.00%, 7/15/10	Germany	2,750,000	288,750
CanWest Media Inc., senior note, B, 7.625%, 4/15/13	Canada	2,000,000	2,150,000
Charter Communications Holdings II, senior note, 10.25%, 9/15/10	United States	3,000,000	3,048,750
Dex Media Inc., B, 8.00%, 11/15/13	United States	500,000	533,750
Dex Media West LLC, senior sub. note, 9.875%, 8/15/13	United States	1,500,000	1,717,500
DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13	United States	1,685,000	1,874,562
DIRECTV Holdings LLC, senior note, 144A, 6.375%, 6/15/15	United States	1,000,000	1,000,000
EchoStar DBS Corp., senior note, 6.375%, 10/01/11	United States	2,000,000	1,992,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[b]	VALUE

Bonds (cont.)
Consumer Services (cont.)
Emmis Operating Co., senior sub. note, 6.875%, 5/15/12	United States	$3,000,000	$2,985,000
LIN Television Corp., senior sub. note, 6.50%, 5/15/13	United States	2,415,000	2,306,325
MGM Mirage Inc., 144A, 6.625%, 7/15/15	United States	1,500,000	1,524,375
Mohegan Tribal Gaming, senior sub. note, 144A, 6.875%, 2/15/15	United States	1,100,000	1,130,250
Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13	United States	2,000,000	2,130,000
Radio One Inc., senior sub. note, 144A, 6.375%, 2/15/13	United States	1,000,000	988,750
Rainbow National Services LLC, senior sub. deb., 144A, 10.375%, 9/01/14	United States	1,500,000	1,732,500
Royal Caribbean Cruises Ltd., senior note, 6.875%, 12/01/13	United States	1,200,000	1,284,000
Station Casinos Inc., senior note, 6.00%, 4/01/12	United States	300,000	306,000
Station Casinos Inc., senior sub. note, 6.50%, 2/01/14	United States	300,000	307,500
Station Casinos Inc., senior sub. note, 6.875%, 3/01/16	United States	1,400,000	1,445,500

			43,905,137

Electronic Technology 4.2%
Argo-Tech Corp., senior note, 9.25%, 6/01/11	United States	1,700,000	1,853,000
Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13	Singapore	1,800,000	1,872,000
L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15	United States	2,000,000	1,950,000
Nortel Networks Corp., 6.875%, 9/01/23	Canada	1,500,000	1,410,000
Xerox Corp., senior note, 7.125%, 6/15/10	United States	2,500,000	2,671,875

			9,756,875

Energy Minerals 4.3%
Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15	United States	2,500,000	2,575,000
Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14	United States	2,000,000	2,000,000
Peabody Energy Corp., senior note, B, 6.875%, 3/15/13	United States	2,500,000	2,662,500
Plains Exploration & Production Co., senior note, 7.125%, 6/15/14	United States	2,500,000	2,687,500

			9,925,000

Finance 0.4%
General Motors Acceptance Corp., 6.875%, 8/28/12	United States	1,000,000	917,000

Health Services 5.6%
Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15	United States	2,300,000	2,374,750
Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08	Germany	2,500,000	2,618,750
Tenet Healthcare Corp., senior note, 7.375%, 2/01/13	United States	3,000,000	2,977,500
United Surgical Partners International Inc., senior sub. note, 10.00%, 12/15/11	United States	2,000,000	2,210,000
Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14	United States	2,500,000	2,712,500

			12,893,500

Industrial Services 3.2%
Allied Waste North America Inc., senior secured note, 6.50%, 11/15/10	United States	2,100,000	2,079,000
Allied Waste North America Inc., senior secured note, B, 5.75%, 2/15/11	United States	900,000	846,000
Grant Prideco Escrow, senior note, 9.00%, 12/15/09	United States	2,000,000	2,200,000
Hanover Equipment Trust 01, senior secured note, B, 8.75%, 9/01/11	United States	2,000,000	2,135,000

			7,260,000

Non-Energy Minerals 1.7%
Ispat Inland ULC, senior secured note, 9.75%, 4/01/14	United States	1,276,000	1,485,647
Novelis Inc., senior note, 144A, 7.25%, 2/15/15	Canada	2,500,000	2,521,875

			4,007,522

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[b]	VALUE

Bonds (cont.)
Process Industries 11.7%
Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15	Canada	$2,500,000	$2,562,500
BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14	United States	2,130,000	2,396,250
Crown European Holdings SA, senior secured note, 10.875%, 3/01/13	United States	2,500,000	2,950,000
Georgia-Pacific Corp., 8.125%, 5/15/11	United States	2,000,000	2,265,000
Jefferson Smurfit Corp., senior note, 7.50%, 6/01/13	United States	2,000,000	1,920,000
JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15	Ireland	2,500,000	2,062,500
Lyondell Chemical Co., senior secured note, 10.50%, 6/01/13	United States	2,000,000	2,297,500
Nalco Co., senior sub. note, 8.875%, 11/15/13	United States	2,500,000	2,693,750
Owens-Illinois Inc., senior note, 7.80%, 5/15/18	United States	2,000,000	2,110,000
[a,c]Polysindo International Finance Co. BV, secured note, 9.375%, 7/30/07	Indonesia	4,250,000	393,125
PQ Corp., senior sub. note, 144A, 7.50%, 2/15/13	United States	2,000,000	1,975,000
Rhodia SA, senior note, 10.25%, 6/01/10	France	2,500,000	2,693,750
[c,d,e,f]Tjiwi Kimia Finance Mauritius, FRN, 4.19%, 4/29/15	Indonesia	296,174	90,463
[c,d,e,f]Tjiwi Kimia Finance Mauritius, FRN, 4.19%, 4/29/18	Indonesia	762,312	232,841
[c,d]Tjiwi Kimia Finance Mauritius, zero cpn., 4/29/25	Indonesia	981,799	299,881

			26,942,560

Producer Manufacturing 7.3%
Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11	United States	2,700,000	2,848,500
[g]Commercial Vehicle Group Inc., senior note, 144A, 8.00%, 7/15/13	United States	1,600,000	1,636,000
Fimep SA, senior note, 10.50%, 2/15/13	France	2,000,000	2,290,000
[a]Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	1,912,374	—
Invensys PLC, senior note, 144A, 9.875%, 3/15/11	United Kingdom	2,500,000	2,400,000
Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11	United States	1,450,000	1,529,750
Nortek Inc., senior sub. note, 8.50%, 9/01/14	United States	1,100,000	1,028,500
TRW Automotive Inc., senior note, 9.375%, 2/15/13	United States	2,659,000	2,958,137
Westinghouse Air Brake Technologies Corp., senior note, 6.875%, 7/31/13	United States	2,000,000	2,060,000

			16,750,887

Real Estate Development 0.9%
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	1,700,000	1,827,500
Forest City Enterprises Inc., senior note, 6.50%, 2/01/17	United States	300,000	300,750

			2,128,250

Real Estate Investment Trusts 1.6%
Host Marriott LP, senior note, 7.00%, 8/15/12	United States	2,000,000	2,085,000
Host Marriott LP, senior note, 144A, 6.375%, 3/15/15	United States	500,000	497,500
Meristar Hospitality Corp., senior note, 10.50%, 6/15/09	United States	1,000,000	1,075,000

			3,657,500

Retail Trade 1.7%
Leslie’s Poolmart, senior note, 7.75%, 2/01/13	United States	2,100,000	2,131,500
Rite Aid Corp., senior note, 144A, 6.125%, 12/15/08	United States	2,000,000	1,900,000

			4,031,500

Technology Services 1.0%
UGS Corp., senior sub. note, 10.00%, 6/01/12	United States	2,000,000	2,230,000

Transportation 1.4%
CP Ships Ltd., senior note, 10.375%, 7/15/12	Canada	1,500,000	1,687,500
Great Lakes Dredge & Dock Corp., senior sub. note, 7.75%, 12/15/13	United States	2,000,000	1,525,000

			3,212,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[b]	VALUE

Bonds (cont.)
Utilities 9.8%
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12	United States	$2,500,000	$2,812,500
Aquila Inc., senior note, 14.875%, 7/01/12	United States	2,000,000	2,630,000
Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10	United States	2,200,000	1,705,000
Calpine Corp., senior secured note, 144A, 8.75%, 7/15/13	United States	800,000	596,000
Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13	United States	3,000,000	3,405,000
El Paso Corp., senior note, 7.875%, 6/15/12	United States	2,000,000	2,070,000
El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10	United States	2,500,000	2,651,750
Midwest Generation LLC, senior secured note, 8.75%, 5/01/34	United States	2,300,000	2,587,500
Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14	United States	1,500,000	1,586,250
TXU Corp., 144A, 5.55%, 11/15/14	United States	2,500,000	2,437,140

			22,481,140

Total Bonds (Cost $215,121,496)			213,244,843

		SHARES/ WARRANTS
Common Stocks and Warrants 1.0%
Communications 0.6%
[f]Call-Net Enterprises Inc., B	Canada	47,553	369,040
[f]Dobson Communications Corp.	United States	24,646	104,992
[f]ICO Global Communications Holdings Ltd.	United States	193,267	811,721
[f]International Wireless Communications Holdings Inc.	United States	377,088	28,282

			1,314,035

Consumer Services 0.0%[h]
[f]Jack In the Box Inc.	United States	210	7,963

Electronic Technology 0.0%[h]
[f]Loral Space & Communications Ltd., wts., 1/15/07	United States	1,500	—

Industrial Services 0.4%
[f]Transocean Inc., wts., 144A, 5/01/09	United States	1,500	922,500

Producer Manufacturing 0.0%[h]
[f]Goss Holdings Inc., B	United States	44,604	—

Total Common Stocks and Warrants (Cost $4,657,325)			2,244,498

Preferred Stock (Cost $4,500,000) 0.0%[h]
Process Industries 0.0%[h]
[a,c,d]Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual	Indonesia	4,500	50,625

Convertible Preferred Stock (Cost $246,000) 0.1%
Communications 0.1%
[f]Dobson Communications Corp., 6.00%, cvt. pfd.	United States	1,500	191,250

Total Long Term Investments (Cost $224,524,821)			$215,731,216

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[b]	VALUE
Short Term Investments (Cost $9,789,672) 4.3%
Repurchase Agreement 4.3%
[i]Joint Repurchase Agreement, 3.173%, 7/01/05 (Maturity Value $9,790,535)	United States	$9,789,672	$9,789,672

ABN AMRO Bank, N.V., New York Branch (Maturity Value $855,497)

Banc of America Securities LLC (Maturity Value $855,497)

Barclays Capital Inc. (Maturity Value $843,552)

Bear, Stearns & Co., Inc. (Maturity Value $475,233)

BNP Paribas Securities Corp. (Maturity Value $914,828)

Deutsche Bank Securities Inc. (Maturity Value $475,233)

Goldman, Sachs & Co. (Maturity Value $902,981)

Greenwich Capital Markets Inc. (Maturity Value $843,552)

Lehman Brothers Inc. (Maturity Value $962,703)

Merrill Lynch Government Securities Inc. (Maturity Value $855,497)

Morgan Stanley & Co. Inc. (Maturity Value $902,981)

UBS Securities LLC (Maturity Value $902,981)

Collateralized by U.S. Government Agency Securities, 1.75 - 7.10%, 7/15/05 - 3/15/10; [j]U.S. Government Agency Discount Notes, 7/22/05 - 9/20/05;
[j]U.S. Treasury Bill, 12/29/05; U.S. Treasury Bond, 10.75%, 8/15/05; and U.S. Treasury Notes, 2.25 - 5.875%, 11/15/05 - 5/15/10

Total Investments (Cost $234,314,493) 98.0%			225,520,888
Other Assets, less Liabilities 2.0%			4,714,324

Net Assets 100.0%			$230,235,212

Selected Portfolio Abbreviations:

FRN - Floating Rate Notes

PLC - Public Limited Co.

[a]	Defaulted securities. See Note 7.
[b]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[c]	See Note 8 regarding restricted and illiquid securities.
[d]	See Note 9 regarding other considerations.
[e]	The coupon rate shown represents the rate at period end.
[f]	Non-income producing.
[g]	See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.
[h]	Rounds to less than 0.05% of net assets.
[i]	See Note 1(b) regarding joint repurchase agreement.
[j]	A portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$224,524,821
Cost - Repurchase agreement	9,789,672

Total cost of investments	$234,314,493

Value - Unaffiliated issuers	$215,731,216
Value - Repurchase agreement	9,789,672

Total value of investments	225,520,888
Cash	1,921,410
Receivables:
Capital shares sold	10,182
Investment securities sold	4,675,148
Interest	3,855,331

Total assets	235,982,959

Liabilities:
Payables:
Investment securities purchased	5,298,398
Capital shares redeemed	7,113
Affiliates	154,995
Other liabilities	287,241

Total liabilities	5,747,747

Net assets, at value	$230,235,212

Net assets consist of:
Undistributed net investment income	$5,420,209
Net unrealized appreciation (depreciation)	(8,793,605)
Accumulated net realized gain (loss)	(125,340,577)
Paid-in capital	358,949,185

Net assets, at value	$230,235,212

Class 1:
Net assets, at value	$97,116,764

Shares outstanding	14,592,196

Net asset value and offering price per share	$6.66

Class 2:
Net assets, at value	$133,118,448

Shares outstanding	20,286,511

Net asset value and offering price per share	$6.56

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Interest	$8,449,780
Expenses:
Management fees (Note 3a)	613,923
Distribution fees - Class 2 (Note 3c)	152,168
Unaffiliated transfer agent fees	903
Custodian fees (Note 4)	4,381
Reports to shareholders	26,687
Professional fees	10,350
Trustees’ fees and expenses	781
Other	8,947

Total expenses	818,140
Expense reductions (Note 4)	(10)

Net expenses	818,130

Net investment income	7,631,650

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	(1,622,939)
Net change in unrealized appreciation (depreciation) on investments	(3,391,219)

Net realized and unrealized gain (loss)	(5,014,158)

Net increase (decrease) in net assets resulting from operations	$2,617,492

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$7,631,650	$13,578,645
Net realized gain (loss) from investments	(1,622,939)	(9,175,443)
Net change in unrealized appreciation (depreciation) on investments	(3,391,219)	14,134,775

Net increase (decrease) in net assets resulting from operations	2,617,492	18,537,977

Distributions to shareholders from:
Net investment income:
Class 1	(5,777,829)	(7,299,767)
Class 2	(7,687,760)	(4,002,774)

Total distributions to shareholders	(13,465,589)	(11,302,541)

Capital share transactions: (Note 2)
Class 1	(7,798,941)	(30,236,750)
Class 2	16,734,761	60,249,257

Total capital share transactions	8,935,820	30,012,507

Net increase (decrease) in net assets	(1,912,277)	37,247,943
Net assets:
Beginning of period	232,147,489	194,899,546

End of period	$230,235,212	$232,147,489

Undistributed net investment income included in net assets:
End of period	$5,420,209	$11,254,148

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin High Income Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 94.63% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Securities Purchased on a Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (cont.)

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	874,413	$6,078,550	5,050,244	$34,436,752
Shares issued in reinvestment of distributions	875,429	5,777,829	1,149,570	7,299,767
Shares redeemed	(2,824,357)	(19,655,320)	(10,531,991)	(71,973,269)

Net increase (decrease)	(1,074,515)	$(7,798,941)	(4,332,177)	$(30,236,750)

Class 2 Shares:
Shares sold	7,170,019	$49,150,187	17,073,978	$113,972,411
Shares issued in reinvestment of distributions	1,180,915	7,687,760	637,384	4,002,774
Shares redeemed	(5,830,027)	(40,103,186)	(8,658,975)	(57,725,928)

Net increase (decrease)	2,520,907	$16,734,761	9,052,387	$60,249,257

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2007	$2,294,320
2008	26,944,467
2009	14,152,532
2010	46,366,314
2011	24,711,916
2012	9,009,590

$123,479,139

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, defaulted securities and bond discounts and premiums.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$235,233,666

Unrealized appreciation	$8,950,512
Unrealized depreciation	(18,663,290)

Net unrealized appreciation (depreciation)	$(9,712,778)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $61,667,574 and $56,186,625, respectively.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Notes to Financial Statements (unaudited) (continued)

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 91.80% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30, 2005, the value of these securities was $2,266,750, representing 0.98% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. For information as to specific securities, see the accompanying Statement of Investments.

8. RESTRICTED AND ILLIQUID SECURITIES

At June 30, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for certain restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At June 30, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund’s Board of Trustees as reflecting fair value, as follows:

Principal Amount/ Shares	Issuer	Acquisition Date	Cost	Value
4,500	Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual	2/21/97	$4,500,000	$50,625
4,250,000	Polysindo International Finance Co. BV, secured note, 9.375%, 7/30/07	7/23/97	4,250,000	393,125
296,174	Tjiwi Kimia Finance Mauritus, FRN, 4.19%, 4/29/15	4/29/05	90,274	90,463
762,312	Tjiwi Kimia Finance Mauritus, FRN, 4.19%, 4/29/18	4/29/05	232,353	232,841
981,799	Tjiwi Kimia Finance Mauritus, zero cpn., 4/29/15	4/29/05	299,252	299,881

	Total Restricted Securities (0.46% of Net Assets)			$1,066,935

9. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. and Tjiwi Kimia Finance Mauritius in November 2006. Until the completion of the sale, the transaction will be accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interest and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sales proceeds.

10. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN HIGH INCOME FUND

Notes to Financial Statements (unaudited) (continued)

10. REGULATORY MATTERS (cont.)

Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN INCOME SECURITIES FUND

We are pleased to bring you Franklin Income Securities Fund’s semiannual report for the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Income Securities Fund – Class 1 delivered a +2.03% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Franklin Income Securities Fund seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities. The Fund seeks income by investing in stocks with dividend yields the manager believes are attractive, and corporate, foreign and U.S. Treasury bonds, including high yield, lower quality bonds.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund outperformed the Standard & Poor’s 500 Composite Index (S&P 500) and the Lipper VIP Income Funds Objective Average, which had total returns of -0.81% and 1.30%.1 The Fund underperformed the 2.51% return of the benchmark Lehman Brothers U.S. Aggregate Index.

Economic and Market Overview

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.2 Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates, and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.3 Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing

1. Sources: Standard & Poor’s Micropal; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

3. Source: Bureau of Labor Statistics.

Fund Risks: Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. Stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains that lifted corporate profitability and cash flow. The favorable business environment also helped stabilize the labor market, which firmed as employment increased and the unemployment rate dropped from 5.2% to 5.0% during the reporting period.3 Hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence.

Most stock market indexes were in negative territory during the reporting period. Despite economic strength and improving corporate fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. Corporate earnings growth rates slowed; however, corporate profits were still strong and dividend payments generally rose, offering some support to investor confidence. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.65%, while total returns of the broader S&P 500 and technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.4

Investment Strategy

We search for undervalued or out-of-favor securities we believe offer opportunities for income today and growth tomorrow. We perform independent analysis of the debt securities being considered for the Fund’s portfolio, rather than relying principally on ratings assigned by rating agencies. In analyzing debt and equity securities, we consider a variety of factors, including: a security’s relative value based on such factors as anticipated cash flow, interest or dividend coverage, asset coverage, and earnings prospects; the experience and strength of a company’s management; a company’s sensitivity to changes in interest rates and business conditions; a company’s debt maturity schedules and borrowing requirements; and a company’s changing financial condition and market recognition of the change.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

Manager’s Discussion

During the reporting period, the Fund continued to benefit from the utility sector’s strong performance, which rose 15.24% as measured by the S&P 500 Utilities Index.4 Following the challenges of pursuing unregulated business opportunities, including merchant power generation as well as power and gas trading, many utility companies pursued a “back-to-basics” strategy, thereby realigning their operations around more stable, predictable, regulated businesses. For many utilities, the benefits of returning to a core operating model improved their financial position, including stronger balance sheets and greater financial flexibility, which in many cases enabled companies to increase dividends to their shareholders. Additionally, high oil and natural gas prices created some investment opportunities we felt were favorable in those utilities involved in oil and gas exploration and production, and those with large coal and nuclear power generation assets. We sought to take advantage of relatively higher natural gas prices and general market conditions, and saw strong returns from portfolio holdings such as Dominion Resources, American Electric Power and FirstEnergy, just three examples that benefited from the recent utilities commodity cycle. In addition, we continued to realize value from the nation’s leading nuclear generation companies, Southern Company and Exelon, who were well positioned given market conditions and fuel prices during the six months under review.

At period-end, we continue to see value and solid growth potential in Dominion Resources, which represented one of the Fund’s larger utility-sector investments. With its ties to the commodity cycle, Dominion experienced stronger-than-expected cash flow and earnings, which supported an increased dividend distribution to the company’s stockholders during the period. At the other end of the country, an improved regulatory situation and market stabilization unlocked value in our California-focused utility holdings. For example, we took profits in Pacific Gas & Electric (PG&E) 6.05% senior notes and made an investment in the company’s common stock. With the recent reinstatement of its regular dividend, PG&E’s common stock offered an attractive blend of current dividend yield with modest dividend growth potential over the long term, which fits our investment strategy. Our position in Exelon reflected our belief that nuclear power generators will continue to outperform their peers in an era characterized by high-priced fossil fuels and environmental legislation. In December 2004, Exelon agreed to acquire Public Service Enterprise Group, a merger that we believe greatly enhances the combined entities’ market position while achieving synergies across their portfolio of valuable assets.

Our major oil and gas company holdings within the energy minerals sector also enhanced the Fund’s performance, as crude oil and domestic natural gas prices remained relatively high throughout the reporting period. The recent commodity pricing environment was attributable to robust demand fueled by global economic growth as well as renewed concerns regarding the potential for supply to meet that demand over the long term. High prices allowed related companies to increase earnings, cash flows and dividends per share. Significant Fund holdings that benefited from this environment included BP, Royal Dutch Petroleum and Chevron. In addition, the Fund realized strong returns from one of the sector’s investment trusts, Canadian Oil Sands Trust.

Among our fixed income investments, we decreased the Fund’s overall bond position slightly, from 41.3% of total net assets on December 31, 2004, to 39.9% at period-end. Concerns over the impact of rising overall interest rates as well as our view that corporate credit markets had become fairly valued led us to be more focused when selecting bond investments. We attempt to focus on investment opportunities we believe provide attractive current income and good long-term appreciation potential. To that end, our in-house research analysts seek to uncover investment opportunities in companies offering the potential to experience improving credit fundamentals, including improving liquidity and ultimately the potential to reduce debt going forward. Additionally, within our higher yielding, non-investment grade corporate bond investments we paid particular attention to the ultimate value of a company’s given assets and the level of our claim relative to that asset value. Although the Fund’s overall bond stake declined, we actually increased our holdings in several companies including Calpine, Charter Communications, Tenet Healthcare, Allied Waste Industries and General Motors Acceptance Corporation.

The Fund had some detractors among its health technology sector investments, which struggled to keep pace with the overall market and over the short term failed to meet our expectations for attractive current income and capital appreciation. Related companies faced near-term fundamental challenges including lower profit growth, generic competition, drug pricing pressures and rising biotechnology competition. However, following our strategy, we believe a compelling longer-term case can be made based on the view that they possess attractive dividend yields, strong corporate balance sheets, and ongoing long-range focus on new product development.

Top Five Equity Holdings

Franklin Income Securities Fund 6/30/05

Company Sector/Industry	% of Total Net Assets

Merck & Co.	2.8%
Health Technology

Pfizer Inc.	2.5%
Health Technology

Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd.	1.4%
Consumer Durables

Fannie Mae, 5.375%, cvt. pfd.	1.4%
Finance

Ameren Corp.	1.4%
Electric Utilities

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Top Five Bond Holdings

Franklin Income Securities Fund 6/30/05

Issuer Sector/Industry	% of Total Net Assets

General Motors Acceptance Corp.	3.5%
Finance

Calpine Corp.	3.1%
Utilities

Tenet Healthcare Corp.	2.4%
Health Services

Dynegy Holdings	2.3%
Utilities

Charter Communications Holdings LLC	2.3%
Consumer Services

In addition, securities of General Motors (GM) and Ford struggled due to historically high oil prices and disappointing company earnings. Increased global competition and the rising cost of legacy benefits for former employees, along with the need to continually refresh product offerings, hurt financial performance for companies like GM and Ford. In line with our long-term view, we believe recent actions taken to improve product quality and competitiveness, along with continued focus on cost reduction, could benefit these companies and lead to improved valuations for their underlying securities.

Thank you for your participation in Franklin Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Income Securities Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,020.30	$2.40
Hypothetical (5% return before expenses)	$1,000	$1,022.41	$2.41

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.48%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.89	$14.40	$11.48	$12.96	$14.70	$14.69

Income from investment operations:
Net investment income[a]	0.43	0.83	0.81	0.90	1.09 [e]	1.17
Net realized and unrealized gains (losses)	(0.11)	1.14	2.79	(0.89)	(0.92)[e]	1.40

Total from investment operations	0.32	1.97	3.60	0.01	0.17	2.57

Less distributions from:
Net investment income	(0.57)	(0.48)	(0.68)	(1.23)	(1.03)	(1.85)
Net realized gains	(0.05)	—	—	(0.26)	(0.88)	(0.71)

Total distributions	(0.62)	(0.48)	(0.68)	(1.49)	(1.91)	(2.56)

Net asset value, end of period	$15.59	$15.89	$14.40	$11.48	$12.96	$14.70

Total return[b]	2.03%	14.13%	32.10%	(0.37)%	0.98%	19.77%
Ratios/supplemental data
Net assets, end of period (000’s)	$498,673	$530,742	$537,950	$427,036	$527,047	$647,370
Ratios to average net assets:
Expenses	0.48% [d]	0.49%	0.51%	0.53%	0.53%	0.50%
Net investment income	5.58% [d]	5.71%	6.33%	7.40%	7.90% [e]	8.21%
Portfolio turnover rate	4.72%	44.02%	47.03%	62.00%	32.52%	23.92%
Portfolio turnover rate excluding mortgage dollar rolls[c]	4.72%	43.76%	45.50%	62.00%	32.52%	23.92%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	See Note 1(f) regarding mortgage dollar rolls.
[d]	Annualized.
[e]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$0.008
Net realized and unrealized gains/losses per share	(0.008)
Ratio of net investment income to average net assets	0.06%

Per share data and ratios for prior periods have not been restated to reflect this change in the accounting policy.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.67	$14.23	$11.38	$12.88	$14.66	$14.65

Income from investment operations:
Net investment income[a]	0.41	0.80	0.76	0.84	1.03 [e]	1.14
Net realized and unrealized gains (losses)	(0.11)	1.11	2.77	(0.86)	(0.90)[e]	1.39

Total from investment operations	0.30	1.91	3.53	(0.02)	0.13	2.53

Less distributions from:
Net investment income	(0.55)	(0.47)	(0.68)	(1.22)	(1.03)	(1.81)
Net realized gains	(0.05)	—	—	(0.26)	(0.88)	(0.71)

Total distributions	(0.60)	(0.47)	(0.68)	(1.48)	(1.91)	(2.52)

Net asset value, end of period	$15.37	$15.67	$14.23	$11.38	$12.88	$14.66

Total return[b]	1.94%	13.85%	31.72%	(0.61)%	0.76%	19.43%
Ratios/supplemental data
Net assets, end of period (000’s)	$2,290,471	$1,631,184	$621,001	$70,130	$9,067	$2,534
Ratios to average net assets:
Expenses	0.73% [d]	0.74%	0.76%	0.78%	0.78%	0.75%
Net investment income	5.33% [d]	5.46%	6.08%	7.15%	7.68% [e]	7.99%
Portfolio turnover rate	4.72%	44.02%	47.03%	62.00%	32.52%	23.92%
Portfolio turnover rate excluding mortgage dollar rolls[c]	4.72%	43.76%	45.50%	62.00%	32.52%	23.92%

[a]	Based on average shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	See Note 1(f) regarding mortgage dollar rolls.
[d]	Annualized.
[e]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$0.008
Net realized and unrealized gains/losses per share	(0.008)
Ratio of net investment income to average net assets	0.06%

Per share data and ratios for prior periods have not been restated to reflect this change in the accounting policy.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 37.1%
Commercial Services 0.4%
Dex Media Inc.	United States	450,000	$10,984,500

Communications 2.8%
Alltel Corp.	United States	177,100	11,029,788
AT&T Corp.	United States	200,000	3,808,000
BellSouth Corp.	United States	1,250,000	33,212,500
MCI Inc.	United States	46,203	1,187,879
SBC Communications Inc.	United States	600,000	14,250,000
Verizon Communications Inc.	United States	400,000	13,820,000

			77,308,167

Consumer Non-Durables 0.7%
General Mills Inc.	United States	400,000	18,716,000

Electric Utilities 12.3%
Alliant Energy Corp.	United States	400,000	11,260,000
Ameren Corp.	United States	700,000	38,710,000
American Electric Power Co. Inc.	United States	600,000	22,122,000
CenterPoint Energy Inc.	United States	200,000	2,642,000
Cinergy Corp.	United States	500,000	22,410,000
Consolidated Edison Inc.	United States	200,000	9,368,000
Dominion Resources Inc.	United States	450,000	33,025,500
DTE Energy Co.	United States	260,000	12,160,200
Energy East Corp.	United States	300,000	8,694,000
Entergy Corp.	United States	100,000	7,555,000
Exelon Corp.	United States	331,200	17,000,496
FirstEnergy Corp.	United States	600,000	28,866,019
Hawaiian Electric Industries Inc.	United States	120,000	3,217,200
Pepco Holdings Inc.	United States	300,000	7,182,000
PG&E Corp.	United States	500,000	18,770,000
Pinnacle West Capital Corp.	United States	200,000	8,890,000
PPL Corp.	United States	150,000	8,907,000
Progress Energy Inc.	United States	300,000	13,572,000
Public Service Enterprise Group Inc.	United States	443,200	26,955,424
Puget Energy Inc.	United States	350,000	8,183,000
Southern Co.	United States	750,000	26,002,500
TECO Energy Inc.	United States	200,000	3,782,000
Xcel Energy Inc.	United States	260,000	5,075,200

			344,349,539

Energy Minerals 3.2%
BP PLC, ADR	United Kingdom	225,000	14,035,500
Canadian Oil Sands Trust	Canada	350,000	25,740,756
Chevron Corp.	United States	500,000	27,960,000
Royal Dutch Petroleum Co., N.Y. shs.	Netherlands	313,800	20,365,620

			88,101,876

Finance 4.6%
Bank of America Corp.	United States	333,180	15,196,340
Comerica Inc.	United States	120,000	6,936,000
Fifth Third Bancorp	United States	600,000	24,726,000
Freddie Mac	United States	300,000	19,569,000
JPMorgan Chase & Co.	United States	800,000	28,256,000

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Finance (cont.)
Marsh & McLennan Cos. Inc.	United States	300,000	$8,310,000
MBNA Corp.	United States	1,000,000	26,160,000

			129,153,340

Gas Utilities 2.7%
Atmos Energy Corp.	United States	610,000	17,568,000
KeySpan Corp.	United States	300,000	12,210,000
NiSource Inc.	United States	700,000	17,311,000
ONEOK Inc.	United States	650,000	21,222,500
Sempra Energy	United States	200,000	8,262,000

			76,573,500

Health Technology 7.6%
Bristol-Myers Squibb Co.	United States	1,250,000	31,225,000
Johnson & Johnson	United States	150,000	9,750,000
Merck & Co. Inc.	United States	2,500,000	77,000,000
Pfizer Inc.	United States	2,500,000	68,950,000
Wyeth	United States	534,323	23,777,365

			210,702,365

Non-Energy Minerals 0.5%
AngloGold Ashanti Ltd., ADR	South Africa	100,000	3,573,000
Barrick Gold Corp.	Canada	200,000	5,006,000
Southern Peru Copper Corp.	United States	127,700	5,470,668

			14,049,668

Process Industries 1.0%
Dow Chemical Co.	United States	200,000	8,906,000
Lyondell Chemical Co.	United States	750,000	19,815,000

			28,721,000

Real Estate Investment Trusts 1.3%
Developers Diversified Realty Corp.	United States	325,000	14,937,000
Glenborough Realty Trust Inc.	United States	750,000	15,442,500
iStar Financial Inc.	United States	118,500	4,928,415

			35,307,915

Total Common Stocks (Cost $874,103,243)			1,033,967,870

Preferred Stock (Cost $7,620,963) 0.0[a]
Process Industries 0.0[a]
[b,c,d]Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual	Indonesia	10,073	113,321

Convertible Preferred Stocks 10.7%
Consumer Durables 1.8%
Ford Motor Co. Capital Trust II, 6.50%, cvt. pfd.	United States	1,000,000	40,330,000
General Motors Corp., 6.25%, cvt. pfd.	United States	500,000	10,550,000

			50,880,000

Electronic Technology 0.9%
Goldman Sachs Group into Applied Materials Inc., 7.35%, cvt. pfd.	United States	500,000	8,303,500
Lehman Brothers Holdings Inc. into Solectron Corp., 7.00%, cvt. pfd.	United States	300,000	4,504,500
Morgan Stanley into Intel Corp., 6.50%, cvt. pfd.	United States	500,000	11,712,500

			24,520,500

Energy Minerals 1.0%
Chesapeake Energy Corp., 5.00%, cvt. pfd., 144A	United States	250,000	28,593,750

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Convertible Preferred Stocks (cont.)
Finance 2.0%
Fannie Mae, 5.375%, cvt. pfd.	United States	400	$38,841,800
Metlife Inc., 6.375%, cvt. pfd.	United States	400,000	10,600,000
Travelers Property Casualty Corp., 4.50%, cvt. pfd., junior sub. note	United States	225,000	5,035,500

			54,477,300

Health Technology 1.0%
Morgan Stanley into Biogen Idec Inc., 8.50%, cvt. pfd.	United States	200,000	6,775,000
Schering-Plough Corp., 6.00%, cvt. pfd.	United States	400,000	20,392,000

			27,167,000

Industrial Services 2.0%
Allied Waste Industries Inc., 6.25%, cvt. pfd.	United States	165,000	7,601,550
Allied Waste Industries Inc., 6.25%, cvt. pfd., D	United States	112,000	27,941,200
El Paso Corp., 4.99%, cvt. pfd., 144A	United States	20,000	21,291,360

			56,834,110

Non-Energy Minerals 0.6%
Freeport Mcmoran Copper & Gold Inc., 5.50%, cvt. pfd.	United States	5,500	5,092,312
Lehman Brothers Holdings Inc. into Alcoa Inc., 6.50%, cvt. pfd.	United States	400,000	10,930,000

			16,022,312

Process Industries 0.3%
Lehman Brothers Holdings Inc. into Lyondell Chemical, 8.00%, cvt. pfd.	United States	350,000	9,684,500

Real Estate Investment Trusts 1.1%
Felcor Lodging Trust Inc., 7.80%, cvt. pfd., A	United States	300,000	7,329,000
Glenborough Realty Trust Inc., 7.75%, cvt. pfd., A	United States	77,014	1,945,374
Host Marriott Corp., 6.75%, cvt. pfd.	United States	175,500	10,091,250
Lexington Corporate Properties Trust, 6.50%, cvt. pfd.	United States	144,849	10,290,000

			29,655,624

Total Convertible Preferred Stocks (Cost $296,853,364)			297,835,096

		PRINCIPAL AMOUNT[e]
Bonds 26.8%
Alternative Power Generation 4.9%
Calpine Canada Energy Finance, senior note, 8.50%, 5/01/08	Canada	$45,000,000	32,625,000
Calpine Corp., senior note, 7.875%, 4/01/08	United States	4,000,000	2,820,000
Calpine Corp., senior note, 8.625%, 8/15/10	United States	22,700,000	15,379,250
Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10	United States	25,000,000	19,375,000
Dynegy Holdings Inc., senior note, 6.875%, 4/01/11	United States	25,000,000	24,812,500
Dynegy Holdings Inc., senior note, 8.75%, 2/15/12	United States	28,685,000	31,410,075
Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13	United States	8,000,000	9,080,000

			135,501,825

Communications 2.6%
Qwest Capital Funding, 7.00%, 8/03/09	United States	20,000,000	19,650,000
Qwest Capital Funding, 7.25%, 2/15/11	United States	20,000,000	19,250,000
Qwest Communications International Inc., senior note, 144A, 7.50%, 2/15/14	United States	10,000,000	9,512,500
Qwest Communications International Inc., senior note, FRN, 8.00%, 2/15/14	United States	9,500,000	9,036,875
Qwest Corp., 6.875%, 9/15/33	United States	5,400,000	4,704,750
Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14	United States	11,000,000	10,670,000

			72,824,125

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[e]	VALUE
Bonds (cont.)
Consumer Durables 0.7%
Ford Motor Co., 7.45%, 7/16/31	United States	$15,000,000	$12,554,280
General Motors Corp., senior deb., 8.375%, 7/15/33	United States	10,000,000	8,400,000

			20,954,280

Consumer Services 2.7%
Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12	United States	21,400,000	21,079,000
Charter Communications Holdings LLC, senior disc. note, 11.75%, 1/15/10	United States	10,000,000	7,900,000
Charter Communications Holdings LLC, senior disc. note, 9.92%, 4/01/11	United States	9,000,000	6,615,000
Charter Communications Holdings LLC, senior note, 8.625%, 4/01/09	United States	10,000,000	7,475,000
Charter Communications Holdings LLC, senior note, 10.75%, 10/01/09	United States	25,000,000	19,437,500
CSC Holdings Inc., senior note, B, 7.625%, 4/01/11	United States	10,000,000	9,925,000
Six Flags Inc., senior note, 9.625%, 6/01/14	United States	3,800,000	3,572,000

			76,003,500

Electric Utilities 1.5%
Aquila Inc., senior note, 14.875%, 7/01/12	United States	17,000,000	22,355,000
TXU Corp., 144A, 5.55%, 11/15/14	United States	10,000,000	9,748,560
TXU Corp., 144A, 6.55%, 11/15/34	United States	10,000,000	9,871,220

			41,974,780

Electronic Technology 0.5%
Lucent Technologies, 6.45%, 3/15/29	United States	10,400,000	9,360,000
Sanmina-SCI Corp., sub. note, 144A, 6.75%, 3/01/13	United States	6,200,000	5,952,000

			15,312,000

Energy Minerals 0.1%
Mission Resources Corp., senior note, 9.875%, 4/01/11	United States	2,000,000	2,130,000

Finance 4.8%
Ford Motor Credit Co., 7.375%, 2/01/11	United States	30,000,000	29,255,850
Ford Motor Credit Co., 7.00%, 10/01/13	United States	8,000,000	7,687,584
General Motors Acceptance Corp., 7.75%, 1/19/10	United States	20,000,000	19,569,200
General Motors Acceptance Corp., 6.875%, 9/15/11	United States	60,000,000	55,453,020
General Motors Acceptance Corp., 6.75%, 12/01/14	United States	25,000,000	22,404,250

			134,369,904

Health Services 3.1%
Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15	United States	6,500,000	6,711,250
HCA Inc., 6.375%, 1/15/15	United States	5,000,000	5,200,540
HealthSouth Corp., senior note, 7.625%, 6/01/12	United States	5,900,000	5,752,500
Tenet Healthcare Corp., senior note, 6.375%, 12/01/11	United States	40,000,000	38,300,000
Tenet Healthcare Corp., senior note, 6.50%, 6/01/12	United States	10,000,000	9,550,000
Tenet Healthcare Corp., senior note, 7.375%, 2/01/13	United States	20,000,000	19,850,000

			85,364,290

Industrial Services 3.1%
Allied Waste North America Inc., senior note, B, 7.375%, 4/15/14	United States	15,000,000	13,950,000
Allied Waste North America Inc., senior secured note, 6.50%, 11/15/10	United States	7,500,000	7,425,000
Allied Waste North America Inc., senior secured note, 6.125%, 2/15/14	United States	10,000,000	9,337,500
El Paso Corp., senior note, 7.75%, 1/15/32	United States	17,000,000	16,660,000
El Paso Energy, senior note, 6.75%, 5/15/09	United States	23,000,000	23,115,000
El Paso Energy, senior note, 7.375%, 12/15/12	United States	4,000,000	4,030,000
El Paso Production Holdings, 7.75%, 6/01/13	United States	10,000,000	10,725,000

			85,242,500

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[e]	VALUE
Bonds (cont.)
Non-Energy Minerals 0.3%
Novelis Inc., senior note, 144A, 7.25%, 2/15/15	Canada	$7,000,000	$7,061,250

Process Industries 1.0%
Rhodia SA, senior note, 10.25%, 6/01/10	France	25,000,000	26,937,500

Producer Manufacturing 0.8%
Case New Holland Inc., senior note, 144A, 6.00%, 6/01/09	United States	15,000,000	14,475,000
Invensys PLC, senior note, 144A, 9.875%, 3/15/11	United Kingdom	9,000,000	8,640,000

			23,115,000

Real Estate Investment Trusts 0.6%
Host Marriott LP, senior note, 7.125%, 11/01/13	United States	5,000,000	5,237,500
Meristar Hospitality Corp., 9.125%, 1/15/11	United States	10,000,000	10,550,000

			15,787,500

Transportation 0.1%
American Airlines Inc., 9.71%, 1/02/07	United States	4,463,304	4,187,271

Total Bonds (Cost $729,401,552)			746,765,725

Convertible Bonds 7.9%
Alternative Power Generation 1.8%
Calpine Corp., cvt., senior note, 4.75%, 11/15/23	United States	19,500,000	14,040,000
Calpine Corp., cvt., sub. note, 7.75%, 6/01/15	United States	35,000,000	36,050,000

			50,090,000

Consumer Services 0.8%
Six Flags Inc., cvt., 4.50%, 5/15/15	United States	22,000,000	21,642,500

Electric Utilities 0.4%
CMS Energy Corp., cvt., senior note, 2.875%, 12/01/24	United States	10,000,000	12,142,400

Electronic Technology 2.7%
Conexant Systems Inc., cvt., 4.25%, 5/01/06	United States	17,800,000	17,399,500
Conexant Systems Inc., cvt., sub. note, 4.00%, 2/01/07	United States	27,100,000	25,338,500
GlobespanVirata Inc., sub. note, cvt., 5.25%, 5/15/06	United States	10,000,000	9,825,000
Nortel Networks Corp., cvt., senior note, 4.25%, 9/01/08	Canada	25,000,000	23,437,500

			76,000,500

Finance 0.4%
NCO Group Inc., cvt., sub. note, 4.75%, 4/15/06	United States	10,000,000	9,962,500

Health Technology 0.2%
Enzon Pharmaceuticals Inc., cvt., sub. note, 4.50%, 7/01/08	United States	8,000,000	7,100,000

Industrial Services 0.5%
Hanover Compressor Co., cvt., senior note, 4.75%, 3/15/08	United States	14,000,000	13,510,000

Real Estate Investment Trusts 0.6%
Host Marriott LP, cvt., senior deb., 144A, 3.25%, 3/15/24	United States	10,000,000	11,137,500
Meristar Hospitality Corp., cvt., sub. note, 9.50%, 4/01/10	United States	4,500,000	5,709,375

			16,846,875

Technology Services 0.5%
Bearingpoint Inc., cvt., senior sub. Note, 144A, 5.00%, 4/15/25	United States	10,000,000	12,950,000

Total Convertible Bonds (Cost $208,188,088)			220,244,775

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[e]	VALUE
Zero Coupon/Step-Up Bonds 2.9%
Commercial Services 0.5%
JohnsonDiversey Holdings Inc., senior disc. note, zero cpn. to 5/17/07, 10.67% thereafter, 5/15/13	United States	$19,500,000	$13,966,875

Consumer Services 1.4%
Charter Communications Holdings LLC, senior disc. note, zero cpn. to 1/15/06, 13.50% thereafter, 1/15/11	United States	28,000,000	21,560,000
Dex Media Inc., senior disc. note, zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13	United States	12,500,000	10,125,000
Dex Media Inc., zero cpn. to 11/15/08, 9.00% thereafter, 11/15/13	United States	10,000,000	8,100,000

			39,785,000

Finance 0.8%
Nalco Finance Holdings, senior note, zero cpn. to 8/01/09, 9.00% thereafter, 2/01/14	United States	31,500,000	23,428,125

Industrial Services 0.2%
Hanover Compressor Co., sub. note, zero cpn., 3/31/07	United States	5,000,000	4,425,000

Total Zero Coupon/Step-Up Bonds (Cost $81,758,641)			81,605,000

Mortgage-Backed Securities 2.0%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 1.5%
FHLMC 30 Year, 5.00%, 7/01/33 - 8/01/33	United States	29,424,305	29,480,416
[f]FHLMC 30 Year, 6.00%, 7/01/32	United States	2,188,575	2,244,657
FHLMC Gold 30 Year, 5.00%, 11/01/33	United States	12,742,063	12,766,361
FHLMC Gold 30 Year, 6.00%, 3/01/33 - 11/01/33	United States	2,188,576	2,246,924

			42,249,044

Government National Mortgage Association (GNMA) Fixed Rate 0.5%
GNMA I SF 30 Year, 5.00%, 3/15/34	United States	13,113,642	13,235,305
[f]GNMA I SF 30 Year, 6.00%, 1/15/29 - 11/15/32	United States	377,017	383,520

			12,851,785

Total Mortgage-Backed Securities (Cost $54,134,027)			55,100,829

Municipal Bond Securities 0.3%
California State GO, 5.125%, 4/01/25	United States	5,000,000	5,369,000
California State GO, 5.00%, 2/01/33	United States	4,400,000	4,634,828

Total Municipal Bond Securities (Cost $9,271,728)			10,003,828

Total Investments before Repurchase Agreement (Cost $2,261,331,606)			2,445,636,444

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[e]	VALUE
Repurchase Agreement (Cost $289,904,874) 10.4%
[g]Joint Repurchase Agreement, 3.173%, 7/01/05 (Maturity Value $289,930,426)	United States	$289,904,874	$289,904,874
ABN AMRO Bank, N.V., New York Branch (Maturity Value $25,334,120)
Banc of America Securities LLC (Maturity Value $25,334,120)
Barclays Capital Inc. (Maturity Value $24,980,406)
Bear, Stearns & Co., Inc. (Maturity Value $14,073,224)
BNP Paribas Securities Corp. (Maturity Value $27,091,099)
Deutsche Bank Securities Inc. (Maturity Value $14,073,223)
Goldman, Sachs & Co. (Maturity Value $26,740,283)
Greenwich Capital Markets Inc. (Maturity Value $24,980,406)
Lehman Brothers Inc. (Maturity Value $28,508,859)
Merrill Lynch Government Securities Inc. (Maturity Value $25,334,120)
Morgan Stanley & Co. Inc. (Maturity Value $26,740,283)
UBS Securities LLC (Maturity Value $26,740,283)

Collateralized by U.S. Government Agency Discount Securities, 1.75 - 7.10%,
7/15/05 - 3/15/10;  [h]U.S. Government Agency Discount Notes, 7/22/05 - 9/20/05;  [h]U.S. Treasury Bills, 12/29/05; U.S. Treasury Bond, 10.75%, 8/15/05; and
U.S. Treasury Notes, 2.25 - 5.875%, 11/15/05 - 5/15/10

Total Investments (Cost $2,551,236,480) 98.1%			2,735,541,318
Other Assets, less Liabilities 1.9%			53,602,895

Net Assets 100.0%			$2,789,144,213

Selected Portfolio Abbreviations

ADR        American Depository Receipt

FHLMC    Federal Home Loan Mortgage Corporation

FRN        Floating Rate Note

GNMA    Government National Mortgage Association

GO          General Obligation

PLC         Public Limited Co.

SF           Single Family

aRounds to less than 0.05% of net assets.

bDefaulted securities. See Note 7.

cSee Note 8 regarding restricted and illiquid securities.

dSee Note 9 regarding other considerations.

eThe principal amount is stated in U.S. dollars unless otherwise indicated.

fSecurity purchased on a to-be-announced basis.

gSee Note 1(c) regarding joint repurchase agreement.

hA portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,261,331,606
Cost - Repurchase agreement	289,904,874

Total cost of investments	$2,551,236,480

Value - Unaffiliated issuers	$2,445,636,444
Value - Repurchase agreement	289,904,874

Total value of investments	2,735,541,318
Cash	537,500
Receivables:
Investment securities sold	30,835,925
Capital shares sold	6,292,817
Dividends and interest	25,984,003

Total assets	2,799,191,563

Liabilities:
Payables:
Investment securities purchased	7,566,850
Capital shares redeemed	367,748
Affiliates	1,903,613
Other liabilities	209,139

Total liabilities	10,047,350

Net assets, at value	$2,789,144,213

Net assets consist of:
Undistributed net investment income	$56,424,201
Net unrealized appreciation (depreciation)	184,304,838
Accumulated net realized gain (loss)	18,529,009
Paid-in capital	2,529,886,165

Net assets, at value	$2,789,144,213

Class 1:
Net assets, at value	$498,673,262

Shares outstanding	31,993,052

Net asset value and offering price per share	$15.59

Class 2:
Net assets, at value	$2,290,470,951

Shares outstanding	149,032,644

Net asset value and offering price per share	$15.37

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends	$25,403,292
Interest	46,989,126
Other income (Note 10)	54,366

Total investment income	72,446,784

Expenses:
Management fees (Note 3a)	5,507,159
Distribution fees - Class 2 (Note 3c)	2,369,084
Unaffiliated transfer agent fees	6,143
Custodian fees (Note 4)	26,275
Reports to shareholders	125,902
Professional fees	33,984
Trustees’ fees and expenses	7,217
Other	40,292

Total expenses	8,116,056
Expense reductions (Note 4)	(947)

Net expenses	8,115,109

Net investment income	64,331,675

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	30,324,164
Foreign currency transactions	(50,833)

Net realized gain (loss)	30,273,331

Net change in unrealized appreciation (depreciation) on:
Investments	(35,810,986)
Translation of assets and liabilities denominated in foreign currencies	(214)

Net change in unrealized appreciation (depreciation)	(35,811,200)

Net realized and unrealized gain (loss)	(5,537,869)

Net increase (decrease) in net assets resulting from operations	$58,793,806

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$64,331,675	$86,939,394
Net realized gain (loss) from investments and foreign currency transactions	30,273,331	40,772,833
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(35,811,200)	104,786,076

Net increase (decrease) in net assets resulting from operations	58,793,806	232,498,303

Distributions to shareholders from:
Net investment income:
Class 1	(17,655,444)	(16,732,026)
Class 2	(77,344,567)	(31,567,787)
Net realized gains:
Class 1	(1,482,117)	—
Class 2	(6,706,510)	—

Total distributions to shareholders	(103,188,638)	(48,299,813)

Capital share transactions: (Note 2)
Class 1	(22,406,250)	(58,818,294)
Class 2	694,019,552	877,594,642

Total capital share transactions	671,613,302	818,776,348
Net increase (decrease) in net assets	627,218,470	1,002,974,838
Net assets:
Beginning of period	2,161,925,743	1,158,950,905

End of period	$2,789,144,213	$2,161,925,743

Undistributed net investment income included in net assets:
End of period	$56,424,201	$87,092,537

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin Income Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 62.70% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

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FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

d. Securities Purchased on a TBA Basis

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

f. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

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FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

g. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (cont.)

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	90,653	$1,409,360	303,699	$4,435,674
Shares issued in reinvestment of distributions	1,234,681	19,137,560	1,195,145	16,732,026
Shares redeemed	(2,740,379)	(42,953,170)	(5,457,232)	(79,985,994)

Net increase (decrease)	(1,415,045)	$(22,406,250)	(3,958,388)	$(58,818,294)

Class 2 Shares:
Shares sold	40,374,687	$624,047,061	59,725,308	$868,489,933
Shares issued in reinvestment of distributions	5,500,725	84,051,078	2,282,559	31,567,787
Shares redeemed	(914,363)	(14,078,587)	(1,563,918)	(22,463,078)

Net increase (decrease)	44,961,049	$694,019,552	60,443,949	$877,594,642

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2004 of $10,547,553. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,551,767,754

Unrealized appreciation	$237,029,622
Unrealized depreciation	(53,256,058)

Net unrealized appreciation (depreciation)	$183,773,564

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $152,535,065 and $101,322,181, respectively.

7. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 32.29% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,2005, the value of these securities was $113,321, representing 0.01% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. RESTRICTED AND ILLIQUID SECURITIES

At June 30, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for all restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At June 30, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Trust’s Board of Trustees as reflecting fair value, as follows:

Shares	Issuer	Acquisition Date	Cost	Value
10,073	Asia Pulp & Paper Co. Ltd., 12.00%, pfd., Perpetual (0.01% of Net Assets)	2/14/97	$7,620,963	$113,321

9. OTHER CONSIDERATIONS

Subject to certain terms and conditions, the Fund has agreed to sell its holdings in Asia Pulp & Paper Co. Ltd. in November 2006. Until the completion of the sale, the transaction will be accounted for as a secured borrowing with a pledge of collateral and any preliminary sales proceeds or other interests and cash distributions received are deferred until the completion of the transaction and are recorded as part of the net sale proceeds.

10. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company,

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FRANKLIN INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

10. REGULATORY MATTERS (cont.)

Other Legal Proceedings (cont.)

the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

This semiannual report for Franklin Large Cap Growth Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Large Cap Growth Securities Fund – Class 1 had a -1.83% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Large Cap Growth Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FLG-1

Fund Goal and Main Investments: Franklin Large Cap Growth Securities Fund seeks capital appreciation. The Fund normally invests at least 80% of its net assets in investments of large capitalization companies. Large capitalization companies are those with market capitalization values within those of the top 50% of companies in the Russell 1000® Index at the time of purchase.1 The Fund invests primarily to predominantly in equity securities and may also invest in foreign securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmarks, the Russell 1000 Growth Index and the Standard & Poor’s 500 Composite Index (S&P 500), which had total returns of -1.72% and -0.81% for the same period.2

Economic and Market Overview

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.3 Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.4 Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

1. Please see Index Descriptions following the Fund Summaries.

2. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Economic Analysis.

4. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Large-capitalization stocks tend to go through cycles of doing better — or worse — than the stock market in general, and, in the past, these periods have lasted for several years. By focusing on particular sectors from time to time, such as the technology sector, which has been among the market’s most volatile sectors, the Fund carries greater risk of adverse developments in a sector than a fund that always invests in a wide variety of sectors. Foreign investing involves special risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

FLG-2

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains that lifted corporate profitability and cash flow. The favorable business environment also helped stabilize the labor market, which firmed as employment increased and the unemployment rate dropped from 5.2% to 5.0% during the reporting period.4 Hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence.

Most stock market indexes were in negative territory during the reporting period. Despite economic strength and improving corporate fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. Corporate earnings growth rates slowed; however, corporate profits were still strong and dividend payments generally rose, offering some support to investor confidence. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.65%, while total returns of the broader S&P 500 and technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.5

Investment Strategy

We are research driven, fundamental investors pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we seek companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that potential earnings growth, business and financial risk, and valuation. We rely on a team of analysts to help provide in-depth industry expertise and use both qualitative and quantitative analysis to evaluate companies for distinct, sustainable and competitive advantages likely to lead to growth in earnings and/or share price. Competitive advantages such as a particular product niche, proven technology, sound financial profits and records or strong management are all factors we believe may contribute to growth in earnings or share price.

Manager’s Discussion

During the six months under review, stock selection and a slightly overweighted position in the strong-performing health services sector generated the largest contribution to the Fund’s performance relative to the S&P 500. Significant contributors included overweighted positions in managed health care provider Health Net and hospital operator HCA.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio. There are specific risks to investing in technology company stocks, which can be subject to abrupt or erratic price movements and have been volatile, especially over the short term.

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The Fund also benefited from relatively underweighted positions in the poor-performing producer manufacturing sector, including underweighted positions in industrial conglomerates General Electric and Tyco International. The Fund’s overweighted position in the distribution services sectors, specifically in the medical distributors industry, aided relative performance. Overweighted positions in AmerisourceBergen and McKesson were significant contributors in this industry.

Conversely, the Fund’s performance was hindered by our relatively overweighted position and stock selection in the health technology sector. This sector faced a difficult environment due to considerable public focus on negative factors — upcoming patent expirations, weak product pipelines, product recalls and safety issues, and the accompanying lawsuits. Thus, many of these stocks suffered. While we may have invested too early in certain companies such as medical device maker Boston Scientific or pharmaceutical manufacturer Forest Laboratories, we continued to believe that these companies’ current valuations were low given their ability to generate strong cash flows. In the retail trade sector, stock selection — primarily our overweighting in discount chain Family Dollar Stores and out-of-benchmark holding in another discount chain Dollar Tree Stores — hurt performance. Most discount and low-end retailers were under strong selling pressure as rising gas prices disproportionately hurt their customers’ purchasing power. While we recognized the negative impact of increased gas prices on their target market, we believed their valuations more than accounted for this effect. We remained encouraged that the fundamental business models of these retailers remained intact and they could continue to grow sales and earnings with new locations and broadening customer bases. The Fund did not have exposure to some of the better performing industries in the retail trade sector, such as department stores and electronics and appliance stores, which also negatively impacted the Fund’s performance relative to the S&P 500. With continued high oil prices in the first half of 2005, the energy minerals sector performed well, including the Fund’s holdings in oil and gas producers Anadarko Petroleum and Devon Energy. However, our overall underweighted position in this sector detracted from relative performance.

Top 10 Holdings

Franklin Large Cap Growth

Securities Fund

6/30/05

Company Sector/Industry	% of Total Net Assets

Microsoft Corp.	1.9%
Technology Services

ExxonMobil Corp.	1.9%
Energy Minerals

General Electric Co.	1.8%
Producer Manufacturing

Boston Scientific Corp.	1.7%
Health Technology

Freddie Mac	1.7%
Finance

Pfizer Inc.	1.6%
Health Technology

Wal-Mart Stores Inc.	1.5%
Retail Trade

Intel Corp.	1.4%
Electronic Technology

Amgen Inc.	1.4%
Health Technology

Health Net Inc., A	1.4%
Health Services

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FLG-4

Thank you for your participation in Franklin Large Cap Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FLG-5

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Large Cap Growth Securities Fund – Class 1

FLG-6

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$981.70	$3.78
Hypothetical (5% return before expenses)	$1,000	$1,020.98	$3.86

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.77%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FLG-7

FLG P-1

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

FRANKLIN LARGE CAP GROWTH SECURITIES FUND (the Fund),

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

The prospectuses are amended by replacing the section describing the portfolio management team under “MANAGEMENT” with the following:

The team responsible for the Fund’s management is:

Kent Shepherd, CFA SENIOR VICE PRESIDENT OF ADVISERS	Mr. Shepherd has been a manager of the Fund since 1999, and has been with Franklin Templeton Investments since 1991.

Alex W. Peters, CFA VICE PRESIDENT OF ADVISERS	Mr. Peters has been a manager of the Fund since June 2005, and has been with Franklin Templeton Investments since 1992.

The managers for the Fund have equal authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which each manager may perform these functions, and the nature of these functions, may change from time to time.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

Please keep this supplement for future reference.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.08	$14.01	$11.10	$14.52	$21.03	$21.07

Income from investment operations:
Net investment income[a]	0.08	0.13	0.10	0.09	0.10	0.09
Net realized and unrealized gains (losses)	(0.36)	1.02	2.90	(3.41)	(2.13)	1.14

Total from investment operations	(0.28)	1.15	3.00	(3.32)	(2.03)	1.23

Less distributions from:
Net investment income	(0.10)	(0.08)	(0.09)	(0.10)	(0.11)	(0.11)
Net realized gains	—	—	—	—	(4.37)	(1.16)

Total distributions	(0.10)	(0.08)	(0.09)	(0.10)	(4.48)	(1.27)

Net asset value, end of period	$14.70	$15.08	$14.01	$11.10	$14.52	$21.03

Total return[b]	(1.83)%	8.23%	27.14%	(22.94)%	(11.26)%	5.75%
Ratios/supplemental data
Net assets, end of period (000’s)	$149,065	$169,107	$191,028	$175,917	$300,135	$431,384
Ratios to average net assets:
Expenses	0.77% [c]	0.79%	0.79%	0.80%	0.78%	0.78%
Net investment income	1.13% [c]	0.99%	0.86%	0.73%	0.56%	0.43%
Portfolio turnover rate	17.41%	38.48%	35.28%	59.65%	75.67%	70.16%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FLG-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.90	$13.87	$11.00	$14.43	$20.93	$21.01

Income from investment operations:
Net investment income[a]	0.06	0.11	0.08	0.07	0.05	0.03
Net realized and unrealized gains (losses)	(0.35)	0.99	2.87	(3.40)	(2.12)	1.13

Total from investment operations	(0.29)	1.10	2.95	(3.33)	(2.07)	1.16

Less distributions from:
Net investment income	(0.09)	(0.07)	(0.08)	(0.10)	(0.06)	(0.08)
Net realized gains	—	—	—	—	(4.37)	(1.16)

Total distributions	(0.09)	(0.07)	(0.08)	(0.10)	(4.43)	(1.24)

Net asset value, end of period	$14.52	$14.90	$13.87	$11.00	$14.43	$20.93

Total return[b]	(1.98)%	7.93%	26.95%	(23.19)%	(11.43)%	5.46%
Ratios/supplemental data
Net assets, end of period (000’s)	$430,601	$340,465	$128,029	$30,289	$5,290	$1,081
Ratios to average net assets:
Expenses	1.02% [c]	1.04%	1.04%	1.05%	1.03%	1.03%
Net investment income	0.88% [c]	0.74%	0.61%	0.48%	0.30%	0.17%
Portfolio turnover rate	17.41%	38.48%	35.28%	59.65%	75.67%	70.16%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	SHARES	VALUE
Common Stocks 89.6%
Communications 2.5%
Alltel Corp.	38,000	$2,366,640
BellSouth Corp.	80,900	2,149,513
[a]Nextel Communications Inc., A	70,000	2,261,700
Sprint Corp.	165,000	4,139,850
Verizon Communications Inc.	108,200	3,738,310

		14,656,013

Consumer Durables 0.7%
[a]Electronic Arts Inc.	72,400	4,098,564

Consumer Non-Durables 8.1%
Altria Group Inc.	98,500	6,369,010
Anheuser-Busch Cos. Inc.	172,400	7,887,300
Coca-Cola Co.	166,000	6,930,500
Colgate-Palmolive Co.	30,800	1,537,228
[a]Dean Foods Inc.	60,000	2,114,400
Molson Coors Brewing Co., B	71,900	4,457,800
PepsiCo Inc.	86,600	4,670,338
Procter & Gamble Co.	120,100	6,335,275
Sara Lee Corp.	192,800	3,819,368
Unilever PLC, ADR (United Kingdom)	77,000	2,991,450

		47,112,669

Consumer Services 3.6%
Clear Channel Communications Inc.	43,000	1,329,990
Dow Jones & Co. Inc.	31,200	1,106,040
Gannett Co. Inc.	106,200	7,554,006
[a]Univision Communications Inc., A	230,083	6,338,787
Viacom Inc., B	139,300	4,460,386

		20,789,209

Distribution Services 2.4%
AmerisourceBergen Corp.	38,600	2,669,190
Cardinal Health Inc.	44,300	2,550,794
McKesson Corp.	72,300	3,238,317
SYSCO Corp.	152,200	5,508,118

		13,966,419

Electronic Technology 7.5%
Applied Materials Inc.	181,000	2,928,580
[a]Cisco Systems Inc.	155,800	2,977,338
[a]Dell Inc.	85,000	3,358,350
Diebold Inc.	58,200	2,625,402
Intel Corp.	320,400	8,349,624
Intersil Corp., A	143,300	2,689,741
[a]Lexmark International Inc., A	122,300	7,928,709
Linear Technology Corp.	65,000	2,384,850
Lockheed Martin Corp.	78,000	5,059,860
Maxim Integrated Products Inc.	60,600	2,315,526
QUALCOMM Inc.	93,000	3,069,930

		43,687,910

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	SHARES	VALUE
Common Stocks (cont.)
Energy Minerals 4.6%
Anadarko Petroleum Corp.	55,000	$4,518,250
Devon Energy Corp.	112,000	5,676,160
ExxonMobil Corp.	190,000	10,919,300
Royal Dutch Petroleum Co., N.Y. shs. (Netherlands)	84,000	5,451,600

		26,565,310

Finance 20.0%
AFLAC Inc.	153,000	6,621,840
Ambac Financial Group Inc.	34,100	2,378,816
American International Group Inc.	136,100	7,907,410
Bank of America Corp.	106,400	4,852,904
Bank of New York Co. Inc.	166,400	4,788,992
[a]Berkshire Hathaway Inc., B	974	2,711,129
[a]CapitalSource Inc.	60,000	1,177,800
CIT Group Inc.	55,000	2,363,350
Citigroup Inc.	161,000	7,443,030
Countrywide Financial Corp.	82,198	3,173,664
Fannie Mae	126,700	7,399,280
Federated Investors Inc., B	119,100	3,574,191
Fifth Third Bancorp	183,200	7,549,672
Freddie Mac	148,000	9,654,040
JPMorgan Chase & Co.	193,840	6,846,429
Lehman Brothers Holdings Inc.	19,800	1,965,744
Marsh & McLennan Cos. Inc.	225,800	6,254,660
MBIA Inc.	78,000	4,626,180
MBNA Corp.	198,700	5,197,992
Morgan Stanley	68,900	3,615,183
Old Republic International Corp.	175,100	4,428,279
Washington Mutual Inc.	76,000	3,092,440
Wells Fargo & Co.	75,000	4,618,500
XL Capital Ltd., A (Bermuda)	47,600	3,542,392

		115,783,917

Health Services 3.1%
HCA Inc.	69,900	3,961,233
[a]Health Net Inc., A	208,000	7,937,280
[a]Tenet Healthcare Corp.	161,600	1,977,984
[a]Wellpoint Inc.	60,000	4,178,400

		18,054,897

Health Technology 12.6%
Abbott Laboratories	50,000	2,450,500
[a]Amgen Inc.	132,100	7,986,766
[a]Biogen Idec Inc.	52,400	1,805,180
[a]Boston Scientific Corp.	366,900	9,906,300
Eli Lilly & Co.	73,300	4,083,543
[a]Forest Laboratories Inc.	176,600	6,860,910
Guidant Corp.	36,700	2,469,910
Johnson & Johnson	111,400	7,241,000
Medtronic Inc.	103,300	5,349,907
Merck & Co. Inc.	172,200	5,303,760
Pfizer Inc.	343,000	9,459,940
Roche Holding AG, ADR (Switzerland)	45,800	2,885,400
Wyeth	154,600	6,879,700

		72,682,816

FLG-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	SHARES	VALUE
Common Stocks (cont.)
Industrial Services 0.7%
Schlumberger Ltd.	50,000	$3,797,000

Non-Energy Minerals 0.7%
Alcoa Inc.	158,100	4,131,153

Process Industries 1.6%
Dow Chemical Co.	83,200	3,704,896
Lyondell Chemical Co.	213,600	5,643,312

		9,348,208

Producer Manufacturing 4.9%
3M Co.	61,200	4,424,760
General Electric Co.	293,900	10,183,635
Masco Corp.	140,600	4,465,456
Tyco International Ltd.	158,700	4,634,040
United Technologies Corp.	93,600	4,806,360

		28,514,251

Retail Trade 5.1%
[a]Dollar Tree Stores Inc.	219,100	5,258,400
Family Dollar Stores Inc.	158,700	4,142,070
Home Depot Inc.	69,800	2,715,220
Lowe’s Cos. Inc.	48,300	2,812,026
Ross Stores Inc.	88,200	2,549,862
Tuesday Morning Corp.	112,500	3,546,000
Wal-Mart Stores Inc.	181,000	8,724,200

		29,747,778

Technology Services 8.6%
[a]Accenture Ltd., A (Bermuda)	275,300	6,241,051
[a]Affiliated Computer Services Inc., A	87,700	4,481,470
Automatic Data Processing Inc.	100,000	4,197,000
[a]Computer Sciences Corp.	35,000	1,529,500
First Data Corp.	174,200	6,992,388
International Business Machines Corp.	51,000	3,784,200
Microsoft Corp.	454,300	11,284,812
Paychex Inc.	197,000	6,410,380
[a]Symantec Corp.	231,200	5,026,288

		49,947,089

Transportation 1.7%
Expeditors International of Washington Inc.	36,400	1,813,084
Fedex Corp.	39,700	3,216,097
Southwest Airlines Co.	345,300	4,810,029

		9,839,210

Utilities 1.2%
American Electric Power Co. Inc.	79,700	2,938,539
NiSource Inc.	160,000	3,956,800

		6,895,339

Total Common Stocks (Cost $477,948,991)		519,617,752

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT	VALUE
Short Term Investment (Cost $63,757,426) 11.0%
Repurchase Agreement 11.0%
[b]Joint Repurchase Agreement, 3.173%, 7/01/05 (Maturity Value $63,763,046)	$63,757,426	$63,757,426

ABN AMRO Bank, N.V., New York Branch (Maturity Value $5,571,615)

Banc of America Securities LLC (Maturity Value $5,571,615)

Barclays Capital Inc. (Maturity Value $5,493,824)

Bear, Stearns & Co., Inc. (Maturity Value $3,095,058)

BNP Paribas Securities Corp. (Maturity Value $5,958,019)

Deutsche Bank Securities Inc. (Maturity Value $3,095,058)

Goldman, Sachs & Co. (Maturity Value $5,880,866)

Greenwich Capital Markets Inc. (Maturity Value $5,493,824)

Lehman Brothers Inc. (Maturity Value $6,269,820)

Merrill Lynch Government Securities Inc. (Maturity Value $5,571,615)

Morgan Stanley & Co. Inc. (Maturity Value $5,880,866)

UBS Securities LLC (Maturity Value $5,880,866)

Collateralized by U.S. Government Agency Securities, 1.75 - 7.10%, 7/15/05 - 3/15/10;
[c]U.S. Government Agency Discount Notes, 7/22/05 - 9/20/05; [c]U.S. Treasury Bills,
12/29/05; U.S. Treasury Bond, 10.75%, 8/15/05; and U.S. Treasury Notes, 2.25 - 5.875%,
11/15/05 - 5/15/10

Total Investments (Cost $541,706,417) 100.6%		583,375,178
Other Assets, less Liabilities (0.6)%		(3,709,361)

Net Assets 100.0%		$579,665,817

Selected Portfolio Abbreviations

ADR - American Depository Receipt

[a]	Non-income producing.
[b]	See Note 1(b) regarding joint repurchase agreement.
[c]	A portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FLG-14

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FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Financial Statements

Statements of Assets and Liabilities

for the six months ended June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$477,948,991
Cost - Repurchase agreements	63,757,426

Total cost of investments	$541,706,417

Value - Unaffiliated issuers	$519,617,752
Value - Repurchase agreements	63,757,426

Total value of investments	583,375,178
Receivables:
Investment securities sold	943,210
Capital shares sold	751,702
Dividends	547,666

Total assets	585,617,756

Liabilities:
Payables:
Investment securities purchased	5,288,712
Capital shares redeemed	70,733
Affiliates	519,444
Other liabilities	73,050

Total liabilities	5,951,939

Net assets, at value	$579,665,817

Net assets consist of:
Undistributed net investment income	$2,356,354
Net unrealized appreciation (depreciation)	41,668,761
Accumulated net realized gain (loss)	(27,334,013)
Paid-in capital	562,974,715

Net assets, at value	$579,665,817

Class 1:
Net assets, at value	$149,064,906

Shares outstanding	10,141,516

Net asset value and offering price per share	$14.70

Class 2:
Net assets, at value	$430,600,911

Shares outstanding	29,651,831

Net asset value and offering price per share	$14.52

See notes to financial statements.

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FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment Income:
Dividends	$4,166,366
Interest	826,652
Other income (Note 7)	95,837

Total investment income	5,088,855

Expenses:
Management fees (Note 3a)	1,980,328
Distribution fees - Class 2 (Note 3c)	474,373
Unaffiliated transfer agent fees	2,500
Custodian fees (Note 4)	5,303
Reports to shareholders	49,427
Professional fees	11,839
Trustees’ fees and expenses	1,322
Other	8,787

Total expenses	2,533,879
Expense reductions (Note 4)	(20)

Net expenses	2,533,859

Net investment income	2,554,996

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	9,364,281
Foreign currency transactions	855

Net realized gain (loss)	9,365,136
Net change in unrealized appreciation (depreciation) on investments	(21,635,456)

Net realized and unrealized gain (loss)	(12,270,320)

Net increase (decrease) in net assets resulting from operations	$(9,715,324)

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

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Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$2,554,996	$3,351,467
Net realized gain (loss) from investments and foreign currency transactions	9,365,136	14,563,139
Net change in unrealized appreciation (depreciation) on investments	(21,635,456)	16,039,304

Net increase (decrease) in net assets resulting from operations	(9,715,324)	33,953,910
Distributions to shareholders from:
Net investment income:
Class 1	(1,057,373)	(963,792)
Class 2	(2,491,747)	(964,498)

Total distributions to shareholders	(3,549,120)	(1,928,290)
Capital share transactions: (Note 2)
Class 1	(15,768,446)	(34,434,485)
Class 2	99,127,018	192,923,391

Total capital share transactions	83,358,572	158,488,906

Net increase (decrease) in net assets	70,094,128	190,514,526
Net assets:
Beginning of period	509,571,689	319,057,163

End of period	$579,665,817	$509,571,689

Undistributed net investment income included in net assets:
End of period	$2,356,354	$3,350,478

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin Large Cap Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 61.78% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

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Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Joint Repurchase Agreement (cont.)

more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

d. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST (cont.)

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	176,135	$2,588,347	241,760	$3,462,584
Shares issued in reinvestment of distributions	71,252	1,057,373	67,210	963,792
Shares redeemed	(1,318,031)	(19,414,166)	(2,728,506)	(38,860,861)

Net increase (decrease)	(1,070,644)	$(15,768,446)	(2,419,536)	$(34,434,485)

Class 2 Shares:
Shares sold	7,413,338	$107,924,675	15,438,375	$218,356,580
Shares issued in reinvestment of distributions	169,969	2,491,747	67,970	964,498
Shares redeemed	(778,809)	(11,289,404)	(1,890,421)	(26,397,687)

Net increase (decrease)	6,804,498	$99,127,018	13,615,924	$192,923,391

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
.750%	Up to and including $500 million
.625%	Over $500 million, up to and including $1 billion
.500%	Over $1 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2010	$31,717,867
2011	1,580,921

$33,298,788

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$544,658,242

Unrealized appreciation	$62,480,845
Unrealized depreciation	(23,763,909)

Net unrealized appreciation (depreciation)	$38,716,936

Net investment income differs for financial statement and tax purposes primary due to differing treatments of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $154,414,199 and $83,790,257, respectively.

7. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

FLG-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN LARGE CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

7. REGULATORY MATTERS (cont.)

Investigations and Settlements (cont.)

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FLG-22

FRANKLIN MONEY MARKET FUND

Fund Goal and Main Investments: Franklin Money Market Fund seeks high current income, consistent with liquidity and capital preservation. The Fund invests exclusively in U.S. dollar denominated money market debt instruments issued by U.S. and foreign corporations and banks, and the U.S. government, its agencies and authorities. The Fund seeks to maintain a stable share price of $1.00 but there is no guarantee that it will be able to do so.

We are pleased to bring you Franklin Money Market Fund’s semiannual report for the period ended June 30, 2005.

Economic and Market Overview

Overall domestic economic growth remained healthy during the reporting period. Approximately two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers’ ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past six months, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.7% (not adjusted for inflation) in June 2005 compared with the same month a year earlier, which supported U.S. economic growth.1

Business spending also rose during the reporting period, contributing to economic growth. For example, in the first and second quarters of 2005, nonresidential investment spending rose 4.1% and 9.0%.1 Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Energy prices rose significantly, as oil prices hit a record of $60.54 a barrel on June 27.2 Inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI), excluding volatile food and energy costs. This increase was below the core CPI’s 10-year average of 2.3%.3 However, acknowledging the economy’s strength as well as potential

1. Source: Bureau of Economic Analysis.

2. Source: Bloomberg Energy/Commodity Service.

3. Source: Bureau of Labor Statistics.

An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency or institution. Although, the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

inflationary pressure from high energy prices, the Federal Reserve Board raised the federal funds target rate to 3.25% from 2.25% during the reporting period and indicated possible “measured” increases for the second half of 2005. During the period, the yield curve flattened, as the 10-year U.S. Treasury yield fell while those of shorter-maturity Treasuries rose. At period-end, the 10-year Treasury yielded 3.94%.

Investment Strategy

In selecting investments, we use a conservative investment approach, focusing on the highest quality and the most liquid of eligible money market securities. We assess the relative value of each security meeting our credit criteria to find the best combination of assets we believe will maximize the Fund’s yield relative to our expectations of the investment environment. We monitor short-term interest rates, economic conditions, and Federal Reserve Board monetary policy to determine the portfolio maturity we believe will provide high overall return.

Manager’s Discussion

Consistent with our strategy, we continued to invest mainly in high-quality money market securities. For example, on June 30, 2005, 90.4% of the portfolio was invested in securities with an AA or higher long-term credit rating by independent credit rating agencies Standard & Poor’s and Moody’s Investors Service, with the balance rated A.4

Thank you for your participation in Franklin Money Market Fund. We look forward to serving your future investment needs.

4. These do not indicate ratings of the Fund.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

*Other net assets equal -0.2%.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Money Market Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,010.00	$3.54
Hypothetical (5% return before expenses)	$1,000	$1,021.27	$3.56

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.71%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations - net investment income	0.010		0.007	0.005	0.013	0.038	0.059
Less distributions from net investment income	(0.010)		(0.007)	(0.005)	(0.013)	(0.038)	(0.059)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return[a]	1.00%		0.73%	0.52%	1.33%	3.91%	5.95%
Ratios/supplemental data
Net assets, end of period (000’s)	$51,066		$59,026	$81,734	$119,819	$200,911	$274,580
Ratios to average net assets:
Expenses	0.71%	[b]	0.68%	0.66%	0.63%	0.56%	0.55%
Net investment income	1.99%	[b]	0.67%	0.56%	1.37%	3.89%	5.75%

[a]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[b]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Income from investment operations - net investment income	0.009		0.004	0.003	0.011	0.036	0.055
Less distributions from net investment income	(0.009)		(0.004)	(0.003)	(0.011)	(0.036)	(0.055)

Net asset value, end of period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Total return[a]	0.87%		0.44%	0.27%	1.08%	3.65%	5.69%
Ratios/supplemental data
Net assets, end of period (000’s)	$929		$887	$590	$479	$952	$21,609
Ratios to average net assets:
Expenses	0.96%	[b]	0.93%	0.91%	0.88%	0.81%	0.79%
Net investment income	1.74%	[b]	0.42%	0.31%	1.12%	3.52%	5.59%

[a]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[b]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Statement of Investments, June 30, 2005 (unaudited)

	PRINCIPAL AMOUNT	VALUE
Certificates of Deposit 2.9%
Banque Nationale de Paris, 2.255%, 8/16/05	$1,000,000	$999,981
Depfa Bank PLC, 3.19%, 7/26/05	500,000	500,000

Total Certificates of Deposit (Cost $1,499,981)		1,499,981

Commercial Paper 47.7%
[a]Barclays U.S. Funding Corp., 8/18/05 - 9/06/05	800,000	795,480
[a]Citigroup Global Markets Holdings Inc., 7/11/05 - 8/24/05	1,729,000	1,723,967
[a]Commonwealth Bank of Australia, 7/07/05 - 8/22/05	2,500,000	2,495,219
[a]Danske Corp., 7/18/05 - 8/31/05	1,600,000	1,594,921
[a]Den Danske Corp. Inc., 7/15/05	100,000	99,879
[a]General Electric Capital Corp., 7/18/05 - 9/22/05	2,500,000	2,487,781
[a]Goldman Sachs & Co., 7/18/05	500,000	499,237
[a]Goldman Sachs Group Inc., 7/05/05 - 7/27/05	1,500,000	1,498,142
[a]HBOS Treasury Services, 7/08/05 - 9/02/05 (United Kingdom)	2,550,000	2,545,031
[a]Merrill Lynch & Co. Inc., 7/06/05 - 7/14/05	1,500,000	1,498,717
[a]Morgan Stanley Group Inc., 7/01/05 - 7/21/05	1,500,000	1,498,491
[a]Royal Bank of Scotland PLC, 9/01/05	450,000	447,473
[a]Shell Finance UK PLC, 7/01/05 - 8/05/05	2,178,000	2,174,280
[a]Svenska Handelsbanken Inc., 7/20/05	945,000	943,426
[a]Toyota Motor Credit Corp., 7/13/05 - 8/10/05	2,500,000	2,493,225
[a]UBS AG Finance Delaware Inc., 7/22/05 - 9/19/05	830,000	827,161
[a]Westpac Capital Corp., 7/08/05 - 9/23/05	1,170,000	1,165,406

Total Commercial Paper (Cost $24,787,836)		24,787,836

U.S. Government and Agency Securities 25.7%
FHLB, 2.85%, 7/01/05	4,150,000	4,150,000
FHLB, 3.09%, 7/22/05	185,000	184,668
FHLB, 3.14%, 7/27/05	125,000	124,717
FHLB, 3.25%, 8/15/05	100,000	99,596
FHLB, 3.27%, 8/17/05	500,000	497,879
FHLMC, 2.85%, 7/01/05	4,150,000	4,150,000
FNMA, 2.50% - 2.85%, 7/01/05	4,145,000	4,145,000

Total U.S. Government and Agency Securities (Cost $13,351,860)		13,351,860

Total Investments before Repurchase Agreement (Cost $39,639,677)		39,639,677

Repurchase Agreement (Cost $12,450,000) 23.9%
[b]Warburg Dillon Read, 3.05%, 7/01/05 (Maturity Value $12,451,055)	12,450,000	12,450,000
Collateralized by U.S. Govenment Agency Securities, 5.250%, 1/15/06

Total Investments (Cost $52,089,677) 100.2%		52,089,677
Other Assets, less Liabilities (0.2)%		(94,060)

Net Assets 100.0%		$51,995,617

Selected Portfolio Abbreviations

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

PLC - Public Limited Co.

[a]	Security is traded on a discount basis with no stated coupon rate.
[b]	See Note 1(b) regarding repurchase agreement.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities, at amortized cost	$39,639,677
Repurchase agreements, at value and cost	12,450,000

Total investments	$52,089,677
Cash	4,785
Interest receivable	21,962

Total assets	52,116,424

Liabilities:
Payables:
Capital shares redeemed	73,676
Affiliates	27,477
Reports to shareholders	10,988
Other liabilities	8,666

Total liabilities	120,807

Net assets, at value	$51,995,617

Class 1:
Net assets, at value	$51,066,333

Shares outstanding	51,066,333

Net asset value per share	$1.00

Class 2:
Net assets, at value	$929,284

Shares outstanding	929,284

Net asset value per share	$1.00

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment Income:
Interest	$746,671

Expenses:
Management fees (Note 3a)	173,024
Distribution fees - Class 2 (Note 3c)	1,113
Transfer agent fees	252
Custodian fees (Note 4)	504
Reports to shareholders	12,891
Professional fees	4,952
Trustees’ fees and expenses	237
Other	4,466

Total expenses	197,439
Expense reductions (Note 4)	(318)

Net expenses	197,121

Net investment income	549,550

Net increase (decrease) in net assets resulting from operations	$549,550

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$549,550	$484,567

Distributions to shareholders from:
Net investment income:
Class 1	(541,648)	(481,257)
Class 2	(7,902)	(3,310)

Total distributions to shareholders	(549,550)	(484,567)
Capital share transactions: (Note 2)
Class 1	(7,959,872)	(22,708,015)
Class 2	42,714	296,950

Total capital share transactions	(7,917,158)	(22,411,065)

Net increase (decrease) in net assets	(7,917,158)	(22,411,065)
Net assets: (there is no undistributed net investment income at beginning or end of period)
Beginning of period	59,912,775	82,323,840

End of period	$51,995,617	$59,912,775

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin Money Market Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 96.76% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities are valued at amortized cost which approximates market value. This method involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

c. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the relative value of the settled shares of each class. Realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004
Class 1 Shares:
Shares sold	$576,484	$6,053,803
Shares issued in reinvestment of distributions	541,616	503,485
Shares redeemed	(9,077,972)	(29,265,303)

Net increase (decrease)	$(7,959,872)	$(22,708,015)

Class 2 Shares:
Shares sold	$56,775	$324,223
Shares issued in reinvestment of distributions	7,902	3,234
Shares redeemed	(21,963)	(30,507)

Net increase (decrease)	$42,714	$296,950

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net asset of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2008	$280
2010	444

$724

At June 30, 2005, the cost of investments for book and income tax purposes was the same.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Notes to Financial Statements (unaudited) (continued)

6. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN MONEY MARKET FUND

Notes to Financial Statements (unaudited) (continued)

6. REGULATORY MATTERS (cont.)

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN REAL ESTATE FUND

We are pleased to bring you Franklin Real Estate Fund’s semiannual report for the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Real Estate Fund – Class 1 delivered a +7.49% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Real Estate Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FRE-1

Fund Goals and Main Investments: Franklin Real Estate Fund seeks capital appreciation, with current income as a secondary goal. The Fund normally invests at least 80% of its net assets in investments of companies operating in the real estate sector.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed the benchmark Standard & Poor’s 500 Composite Index (S&P 500) and the Dow Jones Wilshire Real Estate Securities Index, which had total returns of -0.81% and 6.79% for the period under review.1

Economic and Market Overview

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.2 Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates, and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.3 Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains that lifted corporate profitability and cash flow. The favorable business environment also helped stabilize

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. By concentrating in the industries of the real estate sector, the Fund carries much greater risk of adverse developments affecting that sector than a fund that invests more broadly. Smaller and mid-size company securities can increase the risk of greater price fluctuation, particularly over the short term. The Fund’s prospectus also includes a description of the main investment risks.

FRE-2

the labor market, which firmed as employment increased and the unemployment rate dropped from 5.2% to 5.0% during the reporting period.3 Hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence.

Most stock market indexes were in negative territory during the reporting period. Despite economic strength and improving corporate fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. Corporate earnings growth rates slowed; however, corporate profits were still strong and dividend payments generally rose, offering some support to investor confidence. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.65%, while total returns of the broader S&P 500 and technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.4

Global real estate markets were buoyant during the six months under review, as capital continued to flow into the sector. Real estate was attractive to individual and institutional investors primarily due to their perceptions of its historically stable growth and cash flow profile compared with the broader stock and bond markets. Also, as research available to real estate investors and developers has improved, they appeared more cautious, trying to avoid much of the overbuilding that occurred in past real estate booms. The sector performed well despite lingering concerns regarding the sharply rising valuation of residential real estate.

Investment Strategy

We are research driven, fundamental investors. As bottom-up investors focusing primarily on individual securities, we will focus on selecting securities that present, in our opinion, the best trade-off between potential earnings growth, business and financial risk, and valuation. Using both qualitative and quantitative analysis, we evaluate security characteristics, the strength and quality of management, and underlying properties. In addition, we may consider other factors, such as the supply and demand outlook for various property types and regional markets.

Manager’s Discussion

During the period under review, Provident Senior Living Trust, The St. Joe Company and Digital Realty Trust made significant positive contributions to the Fund’s returns. We invested in Provident when the company was still private, as we believed it had high-quality assets and

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

FRE-3

a compelling valuation. Provident was eventually acquired at a significant premium by Ventas, a real estate investment trust (REIT) that owns hundreds of senior housing and health care facilities in more than 40 states, and by period-end we held a large position in Ventas.5 The St. Joe Company, Florida’s largest landowner, was up sharply during the reporting period as it continued to benefit from robust demand for its residential products. Digital Realty was also a top performer. We invested in Digital during its initial public offering, when we felt concerns regarding its non-traditional tenant base unduly drove the company’s valuation down to what we considered attractive levels.

On the other hand, there were a few detractors to our returns over the reporting period. CharterMac continued to execute its business plan but its stock did not rally with most of the other real estate stocks during 2005’s second quarter. The Fund’s relative performance suffered from our lack of Equity Office Properties shares, as the stock appreciated. Finally, the Fund maintained a relatively high cash position, which reduced our exposure to the sector’s advance and dragged on performance. We remain patient, long-term investors and are willing to allow cash to accumulate in the portfolio when we cannot find what we consider compelling investment opportunities.

Thank you for your participation in Franklin Real Estate Fund. We look forward to serving your future investment needs.

5. Equity REITs are real estate companies that own and manage income-producing properties such as apartments or hotels. The income, primarily rent from these properties, is generally passed on to investors in the form of dividends. These companies provide experienced property management teams and generally concentrate on a specific geographic region and property type.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Real Estate Fund

6/30/05

Company Security Type	% of Total Net Assets

General Growth Properties Inc.	4.2%
Equity REIT – Retail

Simon Property Group Inc.	4.0%
Equity REIT – Retail

Forest City Enterprises	3.3%
Diversified Property

Vornado Realty Trust	3.3%
Equity REIT – Diversified Property

The Macerich Co.	3.1%
Equity REIT – Retail

Avalonbay Communities Inc.	3.0%
Equity REIT – Apartments

ProLogis	3.0%
Equity REIT – Industrial

The St. Joe Co.	2.8%
Real Estate Development

Equity Residential	2.5%
Equity REIT – Apartments

iStar Financial Inc.	2.3%
Equity REIT – Other

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRE-4

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Real Estate Fund – Class 1

FRE-5

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,074.90	$2.52
Hypothetical (5% return before expenses)	$1,000	$1,022.36	$2.46

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.49%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRE-6

FRE P-1

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

FRANKLIN REAL ESTATE FUND (the Fund),

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

Page FRE-1 of the prospectuses is amended as follows:

I.	Under the heading “MAIN INVESTMENTS,” the first paragraph and two bullet points that follow it are replaced with the following:

Under normal market conditions, the Fund invests at least 80% of its net assets in investments of companies operating in the real estate sector. Shareholders will be given at least 60 days’ notice of any change to this 80% policy. For purposes of this Fund, companies operating in the real estate sector include:

•	companies qualifying under federal tax law as real estate investment trusts (REITs); and

•	companies that derive at least half of their assets or revenues from the ownership, operation, construction, development, sale or management or other services of or for residential, commercial or industrial real estate (including real estate operating or service companies, homebuilders and developers).

II.	The call-out box at the bottom of the page is revised to read: “The Fund invests predominantly in companies operating in the real estate sector.”

Please keep this supplement for future reference.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$30.87	$23.91	$18.05	$18.14	$17.47	$14.92

Income from investment operations:
Net investment income[a]	0.22	0.75	0.74	0.75	0.74	0.84
Net realized and unrealized gains (losses)	2.07	6.78	5.67	(0.30)	0.65	3.55

Total from investment operations	2.29	7.53	6.41	0.45	1.39	4.39

Less distributions from:
Net investment income	(0.49)	(0.53)	(0.55)	(0.54)	(0.72)	(1.15)
Net realized gains	(1.91)	(0.04)	—	—	—	(0.69)

Total distributions	(2.40)	(0.57)	(0.55)	(0.54)	(0.72)	(1.84)

Net asset value, end of period	$30.76	$30.87	$23.91	$18.05	$18.14	$17.47

Total return[b]	7.49%	32.19%	36.08%	2.25%	8.19%	31.95%
Ratios/supplemental data
Net assets, end of period (000’s)	$149,893	$152,451	$134,468	$112,991	$134,058	$153,203
Ratios to average net assets:
Expenses	0.49% [c]	0.50%	0.53%	0.57%	0.59%	0.60%
Net investment income	1.44% [c]	3.00%	3.62%	4.23%	4.25%	5.29%
Portfolio turnover rate	19.63%	39.42%	15.44%	18.13%	34.21%	16.41%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FRE-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$30.49	$23.65	$17.88	$17.99	$17.38	$14.88

Income from investment operations:
Net investment income[a]	0.18	0.72	0.74	0.76	0.80	0.93
Net realized and unrealized gains (losses)	2.03	6.65	5.55	(0.35)	0.52	3.41

Total from investment operations	2.21	7.37	6.29	0.41	1.32	4.34

Less distributions from:
Net investment income	(0.44)	(0.49)	(0.52)	(0.52)	(0.71)	(1.15)
Net realized gains	(1.91)	(0.04)	—	—	—	(0.69)

Total distributions	(2.35)	(0.53)	(0.52)	(0.52)	(0.71)	(1.84)

Net asset value, end of period	$30.35	$30.49	$23.65	$17.88	$17.99	$17.38

Total return[b]	7.36%	31.80%	35.75%	2.07%	7.88%	31.59%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,208,181	$1,005,647	$522,415	$249,116	$95,981	$23,743
Ratios to average net assets:
Expenses	0.74% [c]	0.75%	0.78%	0.82%	0.84%	0.85%
Net investment income	1.19% [c]	2.75%	3.37%	3.98%	4.60%	5.75%
Portfolio turnover rate	19.63%	39.42%	15.44%	18.13%	34.21%	16.41%

[a]	Based on average shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FRE-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 80.3%
Diversified Financial Services 1.3%
Brascan Corp., A	Canada	461,000	$17,592,620

Diversified Property 5.7%
Brookfield Properties Corp.	Canada	353,340	10,176,192
Catellus Development Corp.	United States	699,933	22,957,802
Forest City Enterprises Inc., A	United States	633,700	44,992,700

			78,126,694

Equity REIT - Apartments 9.1%
Avalonbay Communities Inc.	United States	510,400	41,240,320
Boardwalk Real Estate Investment Trust	Canada	1,503,500	23,913,045
Equity Residential	United States	934,600	34,411,972
[a]GMH Communities Trust	United States	1,700,000	23,545,000

			123,110,337

Equity REIT - Diversified Property 7.8%
Capital Automotive	United States	779,200	29,742,064
Duke Realty Corp.	United States	116,248	3,680,412
Lexington Corporate Properties Trust	United States	349,600	8,498,776
Liberty Property Trust	United States	445,100	19,722,381
Spirit Finance Corp.	United States	33,000	387,750
Vornado Realty Trust	United States	555,200	44,638,080

			106,669,463

Equity REIT - Health Care 2.2%
Health Care Property Investors Inc.	United States	162,500	4,394,000
Ventas Inc.	United States	841,688	25,418,978

			29,812,978

Equity REIT - Hotels 2.3%
Host Marriott Corp.	United States	860,500	15,058,750
LaSalle Hotel Properties	United States	475,800	15,610,998

			30,669,748

Equity REIT - Industrial 5.8%
First Potomac Realty Trust	United States	450,200	11,164,960
ProLogis	United States	1,009,700	40,630,328
PS Business Parks Inc.	United States	614,700	27,323,415

			79,118,703

Equity REIT - Office 9.4%
Alexandria Real Estate Equities Inc.	United States	75,000	5,508,750
Arden Realty Inc.	United States	194,100	6,983,718
Biomed Realty Trust Inc.	United States	870,300	20,756,655
Brandywine Realty Trust	United States	422,000	12,934,300
Corporate Office Properties Trust	United States	661,300	19,475,285
Cousins Properties Inc.	United States	191,400	5,661,612
CRT Properties Inc.	United States	425,800	11,624,340
[a]Digital Realty Trust Inc.	United States	1,510,500	26,252,490
Kilroy Realty Corp.	United States	255,200	12,119,448
Parkway Properties Inc.	United States	122,000	6,101,220

			127,417,818

FRE-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Equity REIT - Other 4.6%
Capital Trust Inc., A	United States	329,000	$10,991,890
Entertainment Properties Trust	United States	429,400	19,752,400
iStar Financial Inc.	United States	765,800	31,849,622

			62,593,912

Equity REIT - Retail 17.3%
CBL & Associates Properties Inc.	United States	100,000	4,307,000
Developers Diversified Realty Corp.	United States	214,700	9,867,612
Federal Realty Investment Trust	United States	87,500	5,162,500
General Growth Properties Inc.	United States	1,392,400	57,213,716
Glimcher Realty Trust	United States	190,000	5,272,500
Kimco Realty Corp.	United States	230,800	13,596,428
Kite Realty Group Trust	United States	874,600	13,119,000
The Macerich Co.	United States	630,400	42,268,320
Ramco-Gershenson Properties Trust	United States	211,800	6,201,504
Regency Centers Corp.	United States	304,400	17,411,680
Simon Property Group Inc.	United States	756,945	54,870,943
Tanger Factory Outlet Centers Inc.	United States	213,600	5,752,248

			235,043,451

Equity REIT - Storage 4.1%
Extra Space Storage Inc.	United States	1,200,000	17,196,000
Public Storage Inc.	United States	281,200	17,785,900
U-Store-It Trust	United States	1,081,900	20,610,195

			55,592,095

Finance 7.5%
CharterMac LP	United States	630,700	13,850,172
Doral Financial Corp.	Puerto Rico	1,281,700	21,199,318
Essex Property Trust Inc.	United States	37,900	3,147,974
Eurocastle Investment Ltd.	United Kingdom	158,000	3,555,932
Fannie Mae	United States	420,700	24,568,880
Newcastle Investment Corp.	United States	790,600	23,836,590
[b]Taberna Realty Financial Trust, 144A	United States	1,109,200	11,369,300

			101,528,166

Real Estate Development 3.2%
[b]Killam Properties Inc.	Canada	2,602,300	5,777,696
The St. Joe Co.	United States	466,300	38,022,102

			43,799,798

Total Long Term Investments (Cost $761,561,642)			1,091,075,783

FRE-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT	VALUE
Short Term Investment (Cost $263,451,549) 19.4%
[c]Repurchase Agreement 19.4%
Joint Repurchase Agreement, 3.173%, 7/01/05 (Maturity Value $263,474,769)	United States	$263,451,549	$263,451,549

ABN AMRO Bank, N.V., New York Branch (Maturity Value $23,022,426)

Banc of America Securities LLC (Maturity Value $23,022,426)

Barclays Capital Inc. (Maturity Value $22,700,986)

Bear, Stearns & Co. Inc. (Maturity Value $12,789,065)

BNP Paribas Securities Corp. (Maturity Value $24,619,082)

Deutsche Bank Securities Inc. (Maturity Value $12,789,065)

Goldman, Sachs & Co. (Maturity Value $24,300,278)

Greenwich Capital Markets Inc. (Maturity Value $22,700,986)

Lehman Brothers Inc. (Maturity Value $25,907,474)

Merrill Lynch Government Securities Inc. (Maturity Value $23,022,425)

Morgan Stanley & Co. Inc. (Maturity Value $24,300,278)

UBS Securities LLC (Maturity Value $24,300,278)

Collateralized by U.S. Government Agency Securities, 1.75 - 7.10%, 7/15/05 - 3/15/10; [d]U.S. Government Agency Discount Notes, 7/22/05 - 9/20/05; [d]U.S. Treasury Bills, 12/29/05; U.S. Treasury Bond, 10.75%, 8/15/05; and U.S. Treasury Notes,
2.25 - 5.875%, 11/15/05 - 5/15/10

Total Investments (Cost $1,025,013,191) 99.7%			1,354,527,332
Other Assets, less Liabilities 0.3%			3,546,693

Net Assets 100.0%			$1,358,074,025

Portfolio Abbreviation:

REIT - Real Estate Investment Trust

[a]	See Note 7 regarding holdings of 5% voting securities.
[b]	Non-income producing.
[c]	See Note 1(c) regarding joint repurchase agreement.
[d]	A portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FRE-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$723,749,974
Cost - Non-controlled affiliated issuers (Note 7)	37,811,668
Cost - Repurchase agreement	263,451,549

Total cost of investments	$1,025,013,191

Value - Unaffiliated issuers	$1,041,278,293
Value - Non-controlled affiliated issuers (Note 7)	49,797,490
Value - Repurchase agreement	263,451,549

Total value of investments	1,354,527,332
Receivables:
Capital shares sold	740,641
Dividends	4,295,865

Total assets	1,359,563,838

Liabilities:
Payables:
Capital shares redeemed	403,374
Affiliates	986,536
Other liabilities	99,903

Total liabilities	1,489,813

Net assets, at value	$1,358,074,025

Net assets consist of:
Undistributed net investment income	$15,889,222
Net unrealized appreciation (depreciation)	329,513,287
Accumulated net realized gain (loss)	57,124,642
Paid-in capital	955,546,874

Net assets, at value	$1,358,074,025

Class 1:
Net assets, at value	$149,893,473

Shares outstanding	4,873,535

Net asset value and offering price per share	$30.76

Class 2:
Net assets, at value	$1,208,180,552

Shares outstanding	39,811,092

Net asset value and offering price per share	$30.35

See notes to financial statements.

FRE-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends:
Unaffiliated issuers	$7,039,004
Non-controlled affiliated issuers (Note 7)	987,474
Interest	3,435,986
Other income (Note 8)	19,742

Total investment income	11,482,206

Expenses:
Management fees (Note 3a)	2,802,350
Distribution fees - Class 2 (Note 3c)	1,312,647
Unaffiliated transfer agent fees	4,122
Custodian fees (Note 4)	12,800
Reports to shareholders	52,671
Professional fees	17,330
Trustees’ fees and expenses	4,025
Other	18,711

Total expenses	4,224,656
Expense reductions (Note 4)	(2,185)

Net expenses	4,222,471

Net investment income	7,259,735

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments
Unaffiliated issuers	64,899,588
Non-controlled affiliated issuers (Note 7)	50,127
Foreign currency transactions	(15,032)

Net realized gain (loss)	64,934,683

Net change in unrealized appreciation (depreciation) on:
Investments	22,266,417
Translation of assets and liabilities denominated in foreign currencies	(854)

Net change in unrealized appreciation (depreciation)	22,265,563

Net realized and unrealized gain (loss)	87,200,246

Net increase (decrease) in net assets resulting from operations	$94,459,981

See notes to financial statements.

FRE-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$7,259,735	$23,598,983
Net realized gain (loss) from investments and foreign currency transactions	64,934,683	75,094,976
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	22,265,563	153,300,436

Net increase (decrease) in net assets resulting from operations	94,459,981	251,994,395

Distributions to shareholders from:
Net investment income:
Class 1	(2,239,960)	(2,724,809)
Class 2	(16,328,995)	(12,878,960)
Net realized gains:
Class 1	(8,692,625)	(192,406)
Class 2	(70,236,345)	(972,343)

Total distributions to shareholders	(97,497,925)	(16,768,518)

Capital share transactions: (Note 2)
Class 1	(1,845,412)	(17,653,568)
Class 2	204,859,283	283,643,067

Total capital share transactions	203,013,871	265,989,499
Net increase (decrease) in net assets	199,975,927	501,215,376
Net assets:
Beginning of period	1,158,098,098	656,882,722

End of period	$1,358,074,025	$1,158,098,098

Undistributed net investment income included in net assets:
End of period	$15,889,222	$27,198,442

See notes to financial statements.

FRE-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin Real Estate Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 55.77% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Repurchase agreements are valued at cost.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FRE-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FRE-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	28,545	$891,606	139,440	$3,663,084
Shares issued in reinvestment of distributions	359,270	10,932,585	121,906	2,917,215
Shares redeemed	(452,026)	(13,669,603)	(946,492)	(24,233,867)

Net increase (decrease)	(64,211)	$(1,845,412)	(685,146)	$(17,653,568)

Class 2 Shares:
Shares sold	4,685,833	$140,458,190	13,898,522	$362,200,904
Shares issued in reinvestment of distributions	2,882,629	86,565,340	585,431	13,851,303
Shares redeemed	(745,211)	(22,164,247)	(3,590,120)	(92,409,140)

Net increase (decrease)	6,823,251	$204,859,283	10,893,833	$283,643,067

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

FRE-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $47,140. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,025,013,191

Unrealized appreciation	332,533,809
Unrealized depreciation	(3,019,668)

Net unrealized appreciation (depreciation)	$329,514,141

FRE-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (cont.)

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $248,664,732 and $197,957,569, respectively.

7. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Investments in “affiliated companies” for the Fund at June 30, 2005 were as shown below.

Name of Issuer	Number of Shares Held at Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Value at End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
Digital Realty Trust, Inc.	1,535,500	—	25,000	1,510,500	$26,252,490	$742,463	$50,127
GHM Communities Trust	1,700,000	—	—	1,700,000	23,545,000	245,011	—

Total Non-Controlled Affiliated Securities (3.67% of Net Assets)					$49,797,490	$987,474	$50,127

8. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

FRE-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN REAL ESTATE FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRE-21

FRANKLIN RISING DIVIDENDS SECURITIES FUND

This semiannual report for Franklin Rising Dividends Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Rising Dividends Securities Fund – Class 1 had a -1.93% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Rising Dividends Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FRD-1

Fund Goal and Main Investments: Franklin Rising Dividends Securities Fund seeks long-term capital appreciation, with preservation of capital as an important consideration. The Fund normally invests at least 80% of its net assets in investments of companies that have paid rising dividends. The Fund invests predominantly in equity securities and may invest a significant to substantial portion in small and medium capitalization companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its benchmarks, the Russell Midcap® Value Index, which returned 5.51%, and the Standard & Poor’s 500 Composite Index (S&P 500), which posted a -0.81% total return for the same period.1 The S&P 500 is replacing the Russell Midcap Value Index as the Fund’s benchmark. Since no index reflects the Fund’s strategy, comparison with a generally accepted market index such as the S&P 500 seems an appropriate benchmark.

Economic and Market Overview

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.2 Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.3 Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Small and midsize company securities can increase the risk of greater price fluctuation, particularly over the short term. By having significant investments in particular sectors from time to time, the Fund may experience more volatility than a fund with a more broadly diversified portfolio. The Fund’s prospectus also includes a description of the main investment risks.

FRD-2

along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains that lifted corporate profitability and cash flow. The favorable business environment also helped stabilize the labor market, which firmed as employment increased and the unemployment rate dropped from 5.2% to 5.0% during the reporting period.3 Hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence.

Most stock market indices were in negative territory during the reporting period. Despite economic strength and improving corporate fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. Corporate earnings growth rates slowed; however, corporate profits were still strong and dividend payments generally rose, offering some support to investor confidence. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.65%, while total returns of the broader S&P 500 and technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.4

Investment Strategy

We are a research driven, fundamental investment adviser, pursuing a disciplined value-oriented strategy. As bottom-up investors concentrating primarily on individual securities, we seek fundamentally sound companies that we believe meet our screening criteria, which include consistent, substantial dividend increases; reinvested earnings; and strong balance sheets. We attempt to acquire such stocks at attractive prices, often when they are out of favor with other investors. In following these criteria, we do not necessarily focus on companies whose securities pay a high dividend but rather on companies that consistently raise their dividends.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

*Significant exposure to a single sector may result in greater volatility for the Fund than a more broadly diversified portfolio.

FRD-3

Manager’s Discussion

Significant positive contributors to the Fund’s return during the six months ended June 30, 2005, included Roper Industries, Teleflex and Carlisle Companies. Roper reported strong first quarter sales and earnings as its newly acquired radio frequency technology segment performed well in its first quarter as part of Roper. Roper has increased its dividend for 12 consecutive years. Teleflex made an acquisition to bolster its medical segment and is implementing a restructuring and divestiture program. The company’s goal is to reduce its exposure to underperforming cyclical businesses and to consolidate its numerous small manufacturing facilities. Teleflex has 28 years of annual dividend increases. Like Teleflex, Carlisle also decided to exit some non-core businesses. In addition, Carlisle reported strong first quarter sales and earnings growth. Carlisle has also increased its dividend for 28 years.

Three stocks that declined during the period were Family Dollar Stores, Fannie Mae and American International Group. Lower than expected comparable store sales in the company’s third fiscal quarter caused Family Dollar’s earnings for the quarter to drop below expectations. Family Dollar has increased its dividend for 29 years. Fannie Mae stock steadily declined over the first three months of the year as concerns grew surrounding possible legislation related to the company’s regulation that would reduce the value of the company. American International Group has been the subject of ongoing investigations by various regulators. These investigations led to the resignation of the company’s chief executive officer and a restatement of previously released financial statements.

The Fund initiated a significant new position in McCormick & Co. McCormick makes and distributes spices, seasonings and flavors to the food industry including retail outlets, restaurants and food processors. McCormick has increased its dividend for 18 years. We meaningfully increased the Fund’s position in Freddie Mac. Other important additions included shares of American International Group, United Technologies and Family Dollar Stores.

During the period, the Fund completed its sale of Circor International, as its dividends did not meet our criteria. We also sold most of the Fund’s position in Myers Industries. Myers faced particularly intense raw material cost pressures.

Our 10 largest positions on June 30, 2005, represented 39.4% of the Fund’s total net assets. It is interesting to note how these 10 companies

Top 10 Holdings

Franklin Rising Dividends

Securities Fund

6/30/05

Company Sector/Industry	% of Total Net Assets*

Roper Industries Inc.	4.3%
Producer Manufacturing

American International Group Inc.	4.3%
Finance

Family Dollar Stores Inc.	4.2%
Retail Trade

Carlisle Cos. Inc.	4.0%
Producer Manufacturing

General Electric Co.	4.0%
Producer Manufacturing

Praxair Inc.	3.8%
Process Industries

Pfizer Inc.	3.8%
Health Technology

United Technologies Corp.	3.6%
Producer Manufacturing

Hillenbrand Industries Inc.	3.6%
Health Technology

Freddie Mac	3.6%
Finance

*Rounded to the nearest tenth of a percent.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FRD-4

would, in aggregate, respond to the Fund’s screening criteria based on a simple average of statistical measures. On average, these 10 companies have raised their dividends 23 years in a row and by 278% in the past 10 years. At period-end, their most recent year-over-year dividend increases averaged 18% with a yield of 1.7% and a dividend payout ratio of 27%, based on estimates of calendar 2005 operating earnings. The average price/earnings ratio was 16.2 times 2005 estimates versus 16.3 for that of the unmanaged S&P 500 on June 30, 2005.

Thank you for your participation in Franklin Rising Dividends Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FRD-5

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Rising Dividends Securities Fund – Class 1

FRD-6

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$980.70	$3.09
Hypothetical (5% return before expenses)	$1,000	$1,021.67	$3.16

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.63%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRD-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.75	$16.28	$13.57	$14.19	$13.23	$13.61

Income from investment operations:
Net investment income[a]	0.12	0.26	0.19	0.16	0.18	0.20
Net realized and unrealized gains (losses)	(0.46)	1.55	3.10	(0.30)	1.60	2.18

Total from investment operations	(0.34)	1.81	3.29	(0.14)	1.78	2.38

Less distributions from:
Net investment income	(0.18)	(0.12)	(0.14)	(0.19)	(0.01)	(0.50)
Net realized gains	(0.10)	(0.22)	(0.44)	(0.29)	(0.81)	(2.26)

Total distributions	(0.28)	(0.34)	(0.58)	(0.48)	(0.82)	(2.76)

Net asset value, end of period	$17.13	$17.75	$16.28	$13.57	$14.19	$13.23

Total return[b]	(1.93)%	11.25%	24.88%	(1.32)%	13.90%	21.05%
Ratios/supplemental data
Net assets, end of period (000’s)	$302,274	$326,883	$326,663	$292,881	$347,336	$363,485
Ratios to average net assets:
Expenses	0.63% [c]	0.69%	0.76%	0.78%	0.76%	0.78%
Net investment income	1.44% [c]	1.56%	1.39%	1.11%	1.36%	1.66%
Portfolio turnover rate	0.56%	2.78%	9.54%	14.06%	11.78%	12.26%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FRD-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$17.51	$16.09	$13.44	$14.09	$13.18	$13.56

Income from investment operations:
Net investment income[a]	0.10	0.22	0.17	0.13	0.15	0.17
Net realized and unrealized gains (losses)	(0.47)	1.53	3.05	(0.31)	1.58	2.17

Total from investment operations	(0.37)	1.75	3.22	(0.18)	1.73	2.34

Less distributions from:
Net investment income	(0.15)	(0.11)	(0.13)	(0.18)	(0.01)	(0.46)
Net realized gains	(0.10)	(0.22)	(0.44)	(0.29)	(0.81)	(2.26)

Total distributions	(0.25)	(0.33)	(0.57)	(0.47)	(0.82)	(2.72)

Net asset value, end of period	$16.89	$17.51	$16.09	$13.44	$14.09	$13.18

Total return[b]	(2.08)%	11.00%	24.59%	(1.58)%	13.57%	20.71%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,240,761	$997,800	$343,675	$63,879	$11,831	$1,041
Ratios to average net assets:
Expenses	0.88% [c]	0.94%	1.01%	1.03%	1.01%	1.03%
Net investment income	1.19% [c]	1.31%	1.14%	0.86%	1.13%	1.44%
Portfolio turnover rate	0.56%	2.78%	9.54%	14.06%	11.78%	12.26%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FRD-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	SHARES	VALUE

Common Stocks 93.7%
Commercial Services 1.0%
ABM Industries Inc.	789,400	$15,393,300

Consumer Durables 2.7%
Leggett & Platt Inc.	1,402,700	37,283,766
Russ Berrie & Co. Inc.	362,400	4,642,344

		41,926,110

Consumer Non-Durables 7.4%
Alberto-Culver Co.	1,007,450	43,652,809
Lancaster Colony Corp.	117,800	5,055,976
McCormick & Co. Inc.	400,000	13,072,000
Procter & Gamble Co.	930,400	49,078,600
Superior Uniform Group Inc.	237,100	3,271,980

		114,131,365

Electronic Technology 1.1%
Cohu Inc.	106,800	2,141,340
Diebold Inc.	340,200	15,346,422

		17,487,762

Finance 32.5%
AFLAC Inc.	1,044,600	45,210,288
American International Group Inc.	1,134,055	65,888,595
Arthur J. Gallagher & Co.	627,500	17,024,075
Erie Indemnity Co., A	440,350	23,888,988
Fannie Mae	607,500	35,478,000
Freddie Mac	855,200	55,784,696
Mercantile Bankshares Corp.	220,525	11,363,653
Mercury General Corp.	154,200	8,406,984
Old Republic International Corp.	2,186,550	55,297,850
Peoples Bancorp Inc.	159,979	4,279,438
RLI Corp.	252,512	11,262,035
State Street Corp.	1,113,400	53,721,550
SunTrust Banks Inc.	442,104	31,937,593
TrustCo Bank Corp. NY	328,588	4,291,359
U.S. Bancorp	1,449,749	42,332,671
Washington Mutual Inc.	760,200	30,932,538
Wilmington Trust Corp.	112,800	4,061,928

		501,162,241

Health Technology 11.2%
Becton Dickinson & Co.	510,200	26,770,194
Hillenbrand Industries Inc.	1,109,800	56,100,390
Pfizer Inc.	2,095,400	57,791,132
West Pharmaceutical Services Inc.	1,125,600	31,573,080

		172,234,796

Non-Energy Minerals 2.7%
Nucor Corp.	914,600	41,724,052

Process Industries 5.5%
Bemis Co. Inc.	632,200	16,778,588
Donaldson Co. Inc.	289,800	8,789,634
Myers Industries Inc.	26,100	326,250
Praxair Inc.	1,271,600	59,256,560

		85,151,032

FRD-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	SHARES	VALUE

Common Stocks (cont.)
Producer Manufacturing 23.6%
Baldor Electric Co.	59,233	$1,440,546
Brady Corp., A	525,900	16,302,900
Carlisle Cos. Inc.	900,700	61,815,041
Dover Corp.	1,000,700	36,405,466
General Electric Co.	1,769,600	61,316,640
Graco Inc.	351,112	11,962,386
Kaydon Corp.	109,600	3,052,360
Nordson Corp.	13,000	445,640
Roper Industries Inc.	935,000	66,730,950
Superior Industries International Inc.	509,400	12,072,780
Teleflex Inc.	617,800	36,678,786
United Technologies Corp.	1,092,800	56,115,280

		364,338,775

Retail Trade 4.2%
Family Dollar Stores Inc.	2,491,100	65,017,710

Technology Services 1.8%
Reynolds & Reynolds Co., A	1,054,700	28,508,541

Total Common Stocks (Cost $1,215,773,361)		1,447,075,684

Short Term Investment (Cost $95,071,689) 6.2%
Money Fund 6.2%
[a]Franklin Institutional Fiduciary Trust Money Market Portfolio	95,071,689	95,071,689

Total Investments (Cost $1,310,845,050) 99.9%		1,542,147,373
Other Assets, less Liabilities 0.1%		886,977

Net Assets 100.0%		$1,543,034,350

[a]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.

FRD-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,215,773,361
Cost - Sweep Money Fund (Note 7)	95,071,689

Total cost of investments	$1,310,845,050

Value - Unaffiliated issuers	$1,447,075,684
Value - Sweep Money Fund (Note 7)	95,071,689

Total value of investments	1,542,147,373
Receivables:
Capital shares sold	4,541,520
Dividends	2,240,572

Total assets	1,548,929,465

Liabilities:
Payables:
Investment securities purchased	4,331,907
Capital shares redeemed	158,407
Affiliates	1,255,571
Other liabilities	149,230

Total liabilities	5,895,115

Net assets, at value	$1,543,034,350

Net assets consist of:
Undistributed net investment income	$7,703,932
Net unrealized appreciation (depreciation)	231,302,323
Accumulated net realized gain (loss)	3,161,088
Paid-in capital	1,300,867,007

Net assets, at value	$1,543,034,350

Class 1:
Net assets, at value	$302,273,792

Shares outstanding	17,648,744

Net asset value and offering price per share	$17.13

Class 2:
Net assets, at value	$1,240,760,558

Shares outstanding	73,459,732

Net asset value and offering price per share	$16.89

See notes to financial statements.

FRD-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends:
Unaffiliated issuers	$13,438,870
Sweep Money Fund (Note 7)	1,192,485
Other income (Note 8)	17,230

Total investment income	14,648,585

Expenses:
Management fees (Note 3a)	4,284,595
Distribution fees - Class 2 (Note 3c)	1,382,274
Unaffiliated transfer agent fees	4,416
Custodian fees (Note 4)	12,490
Reports to shareholders	93,101
Professional fees	19,541
Trustees’ fees and expenses	3,170
Other	23,055

Total expenses	5,822,642

Net investment income	8,825,943

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	3,629,855
Net change in unrealized appreciation (depreciation) on investments	(40,519,181)

Net realized and unrealized gain (loss)	(36,889,326)

Net increase (decrease) in net assets resulting from operations	$(28,063,383)

See notes to financial statements.

FRD-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$8,825,943	$13,372,271
Net realized gain (loss) from investments	3,629,855	9,288,374
Net change in unrealized appreciation (depreciation) on investments	(40,519,181)	91,427,021

Net increase (decrease) in net assets resulting from operations	(28,063,383)	114,087,666

Distributions to shareholders from:
Net investment income:
Class 1	(3,069,938)	(2,310,932)
Class 2	(10,934,889)	(3,992,759)
Net realized gains:
Class 1	(1,827,676)	(4,151,975)
Class 2	(7,458,191)	(7,861,547)

Total distributions to shareholders	(23,290,694)	(18,317,213)

Capital share transactions: (Note 2)
Class 1	(13,362,990)	(27,430,346)
Class 2	283,068,592	586,005,320

Total capital share transactions	269,705,602	558,574,974

Net increase (decrease) in net assets	218,351,525	654,345,427
Net assets:
Beginning of period	1,324,682,825	670,337,398

End of period	$1,543,034,350	$1,324,682,825

Undistributed net investment income included in net assets:
End of period	$7,703,932	$12,882,816

See notes to financial statements.

FRD-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). Franklin Rising Dividends Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

d. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the

FRD-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Accounting Estimates (continued)

date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

e. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	412,963	$7,191,125	912,042	$15,156,388
Shares issued in reinvestment of distributions	282,446	4,897,614	392,167	6,462,907
Shares redeemed	(1,461,869)	(25,451,729)	(2,956,896)	(49,049,641)

Net increase (decrease)	(766,460)	$(13,362,990)	(1,652,687)	$(27,430,346)

Class 2 Shares:
Shares sold	16,235,274	$279,002,823	35,974,710	$591,488,279
Shares issued in reinvestment of distributions	1,075,619	18,393,080	728,151	11,854,306
Shares redeemed	(842,143)	(14,327,311)	(1,073,616)	(17,337,265)

Net increase (decrease)	16,468,750	$283,068,592	35,629,245	$586,005,320

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services LLC (Advisory Services)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

FRD-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $500 million
0.625%	Over $500 million, up to and including $1 billion
0.500%	In excess of $1 billion

b. Administrative Fees

Under an agreement with Advisory Services, FT Services provides administrative services to the Fund. The fee is paid by Advisory Services based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, there were no credits earned.

5. INCOME TAXES

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,311,313,094

Unrealized appreciation	262,402,707
Unrealized depreciation	(31,568,428)

Net unrealized appreciation (depreciation)	$230,834,279

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $310,587,777 and $7,404,182, respectively.

FRD-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

FRD-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN RISING DIVIDENDS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Other Legal Proceedings (continued)

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRD-19

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

(FORMERLY, FRANKLIN SMALL CAP FUND)

This semiannual report for Franklin Small-Mid Cap Growth Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Small-Mid Cap Growth Securities Fund – Class 1 had a -2.95% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small-Mid Cap Growth Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FSC-1

Fund Goal and Main Investments: Franklin Small-Mid Cap Growth Securities Fund (formerly, Franklin Small Cap Fund) seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization (small cap) and mid capitalization (mid cap) companies. Small cap companies are those with market capitalization values not exceeding $1.5 billion or the highest market capitalization value in the Russell 2000® Index, whichever is greater, at the time of purchase; and mid cap companies are companies with market capitalization values not exceeding $8.5 billion at the time of purchase.1

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the Russell Midcap Growth Index, the Russell 2500™ Growth Index and the Standard & Poor’s 500 Composite Index (S&P 500), which had total returns of 1.70%, -0.92% and -0.81%, respectively, for the same period.2 The Russell Midcap Growth Index is replacing the Russell 2500 Growth Index as the Fund’s benchmark. The manager believes that with the Fund’s change in name and investment strategy, the composition of the Russell Midcap Growth Index will better reflect the Fund’s investments.

Economic and Market Overview

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.3 Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates, and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months

1. Please see Index Descriptions following the Fund Summaries.

2. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

3. Source: Bureau of Economic Analysis.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Smaller and mid-size company securities can increase the risk of greater price fluctuation, particularly over the short term. By having significant investments in particular sectors from time to time, the Fund may experience more volatility than a fund with a more broadly diversified portfolio. The Fund’s significant exposure to the technology sector, which can be highly volatile, may result in the Fund experiencing greater volatility than a fund with a more broadly diversified portfolio. The Fund’s prospectus also includes a description of the main investment risks.

FSC-2

ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.4 Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains that lifted corporate profitability and cash flow. The favorable business environment also helped stabilize the labor market, which firmed as employment increased and the unemployment rate dropped from 5.2% to 5.0% during the reporting period.4 Hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence.

Most stock market indexes were in negative territory during the reporting period. Despite economic strength and improving corporate fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. Corporate earnings growth rates slowed; however, corporate profits were still strong and dividend payments generally rose, offering some support to investor confidence. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.65%, while total returns of the broader S&P 500 and technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.5

Investment Strategy

We are research driven, fundamental investors, pursuing a growth strategy. As bottom-up investors focusing primarily on individual securities, we choose companies that have identifiable drivers of future earnings growth and that present, in our opinion, the best trade-off between that earnings growth, business and financial risk, and valuation. We rely on a team of analysts to provide in-depth industry expertise, and we use qualitative and quantitative analyses to evaluate companies for distinct and sustainable competitive advantages. Advantages, such as a particular marketing or product niche, proven technology and industry leadership, are all factors we believe may contribute to strong long-term growth potential.

4. Source: Bureau of Labor Statistics.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

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Manager’s Discussion

During the period under review, some sectors and industries contributed to the Fund’s underperformance relative to the Russell Midcap Growth Index. For example, our stock selection in the process industries, technology services and retail trade sectors detracted from the Fund’s relative performance. Our underweighted position in the retail trade sector and our overweighted positions in the process industries and technology services sectors also negatively impacted the Fund. Within process industries, the major diversified chemicals industry had the greatest drag on our relative performance due mainly to our overweighted position. Within technology services, the information technology services industry hampered the Fund due mostly to stock selection. Within retail trade, the apparel and footwear retail industry hindered results due to stock selection and our underweighted position.

However, other sectors and industries benefited the Fund and mitigated the Fund’s underperformance. Our stock selection in the commercial services and communications sectors and our overweighted position in the energy minerals sector positively impacted the Fund. Within commercial services, the miscellaneous commercial services industry outperformed due to our stock selection. Within energy minerals, the oil and gas production industry provided the best results mainly due to our overweighted position. Within communications, the wireless communications industry contributed the most to Fund performance due to our stock selection and overweighted position.

Thank you for your participation in Franklin Small-Mid Cap Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Holdings

Franklin Small-Mid Cap Growth Securities Fund

6/30/05

Company Sector/Industry	% of Total Net Assets

Sierra Health Services Inc.	1.9%
Health Services

Hyperion Solutions Corp.	1.8%
Technology Services

Flowserve Corp.	1.8%
Producer Manufacturing

Cabot Corp.	1.8%
Process Industries

Pharmaceutical Product Development Inc.	1.8%
Health Services

Trimble Navigation Ltd.	1.6%
Electronic Technology

Corporate Executive Board Co.	1.6%
Commercial Services

Varian Inc.	1.5%
Electronic Technology

Mettler-Toledo International Inc. (Switzerland)	1.5%
Producer Manufacturing

Kennametal Inc.	1.5%
Producer Manufacturing

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Small-Mid Cap Growth Securities Fund – Class 1

FSC-5

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$970.50	$3.62
Hypothetical (5% return before expenses)	$1,000	$1,021.12	$3.71

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.74%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FSC-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.66	$17.60	$12.79	$17.97	$21.25	$26.87

Income from investment operations:
Net investment income (loss)[a]	(0.02)	(0.06)	(0.03)	(0.02)	0.09	0.11
Net realized and unrealized gains (losses)	(0.56)	2.12	4.84	(5.09)	(3.28)	(3.81)

Total from investment operations	(0.58)	2.06	4.81	(5.11)	(3.19)	(3.70)

Less distributions from:
Net investment income	—	—	—	(0.07)	(0.09)	—
Net realized gains	—	—	—	—	—	(1.92)

Total distributions	—	—	—	(0.07)	(0.09)	(1.92)

Net asset value, end of period	$19.08	$19.66	$17.60	$12.79	$17.97	$21.25

Total return[b]	(2.95)%	11.70%	37.61%	(28.52)%	(15.02)%	(14.60)%
Ratios/supplemental data
Net assets, end of period (000’s)	$160,620	$184,513	$197,551	$164,350	$266,694	$387,474
Ratios to average net assets:
Expenses	0.74% [c]	0.74%	0.76%	0.79%	0.76%	0.75%
Net investment income	(0.22)% [c]	(0.33)%	(0.24)%	(0.16)%	0.50%	0.42%
Portfolio turnover rate	21.60%	32.55%	45.00%	29.59%	37.94%	19.49%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FSC-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$19.43	$17.43	$12.70	$17.85	$21.14	$26.80

Income from investment operations:
Net investment income (loss)[a]	(0.04)	(0.10)	(0.07)	(0.06)	0.03	0.12
Net realized and unrealized gains (losses)	(0.57)	2.10	4.80	(5.05)	(3.25)	(3.86)

Total from investment operations	(0.61)	2.00	4.73	(5.11)	(3.22)	(3.74)

Less distributions from:
Net investment income	—	—	—	(0.04)	(0.07)	—
Net realized gains	—	—	—	—	—	(1.92)

Total distributions	—	—	—	(0.04)	(0.07)	(1.92)

Net asset value, end of period	$18.82	$19.43	$17.43	$12.70	$17.85	$21.14

Total return[b]	(3.14)%	11.47%	37.24%	(28.68)%	(15.25)%	(14.76)%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,106,685	$1,142,048	$909,946	$415,952	$401,663	$301,420
Ratios to average net assets:
Expenses	0.99% [c]	0.99%	1.01%	1.04%	1.01%	1.00%
Net investment income	(0.47)% [c]	(0.58)%	(0.49)%	(0.41)%	0.19%	0.49%
Portfolio turnover rate	21.60%	32.55%	45.00%	29.59%	37.94%	19.49%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FSC-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 96.2%
Commercial Services 5.4%
Brinks Co.	United States	271,300	$9,766,800
CDI Corp.	United States	355,500	7,792,560
Corporate Executive Board Co.	United States	253,300	19,840,989
[a]Getty Images Inc.	United States	130,300	9,676,078
[a]LECG Corp.	United States	101,000	2,147,260
Maximus Inc.	United States	323,800	11,426,902
National Financial Partners Corp.	United States	206,200	8,070,668

			68,721,257

Communications 1.1%
[a]NII Holdings Inc., B	United States	223,600	14,296,984

Consumer Durables 1.6%
Harman International Industries Inc.	United States	112,500	9,153,000
Polaris Industries Inc.	United States	75,400	4,071,600
Winnebago Industries Inc.	United States	226,900	7,430,975

			20,655,575

Consumer Non-Durables 0.7%
[a]Dean Foods Inc.	United States	32,300	1,138,252
[a]Prestige Brands Holdings Inc.	United States	387,900	7,564,050

			8,702,302

Consumer Services 4.5%
[a]Entravision Communications Corp.	United States	144,500	1,125,655
Four Seasons Hotels Inc.	Canada	98,100	6,484,410
Jackson Hewitt Tax Service Inc.	United States	279,100	6,597,924
Orient Express Hotels Ltd., A	United States	241,400	7,645,138
[a]Radio One Inc.	United States	39,500	502,835
[a]Radio One Inc., D	United States	613,500	7,834,395
[a]Scholastic Corp.	United States	139,200	5,366,160
Station Casinos Inc.	United States	217,800	14,461,920
[a]XM Satellite Radio Holdings Inc., A	United States	194,200	6,536,772

			56,555,209

Electronic Technology 16.9%
[a]Actel Corp.	United States	591,000	8,214,900
[a]Avid Technology Inc.	United States	57,700	3,074,256
[a]Avocent Corp.	United States	513,300	13,417,662
[a]Coherent Inc.	United States	388,600	13,993,486
[a]Electro Scientific Industries Inc.	United States	811,033	14,501,270
[a]Exar Corp.	United States	795,500	11,844,995
[a]FLIR Systems Inc.	United States	531,000	15,845,040
[a]Integrated Circuit Systems Inc.	United States	633,700	13,079,568
[a]Lasercard Corp.	United States	229,900	1,349,513
[a]Logitech International SA, ADR	Switzerland	169,000	10,785,198
MTS Systems Corp.	United States	157,200	5,278,776
National Instruments Corp.	United States	604,600	12,817,520
[a]Orbital Sciences Corp.	United States	671,700	6,649,830
[a]Semtech Corp.	United States	330,000	5,494,500
[a]Silicon Laboratories Inc.	United States	361,400	9,472,294
Tektronix Inc.	United States	723,200	16,828,864
[a]Trimble Navigation Ltd.	United States	531,350	20,706,710

FSC-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Electronic Technology (cont.)
[a]Varian Inc.	United States	493,800	$18,660,702
[a]Varian Semiconductor Equipment Associates Inc.	United States	319,800	11,832,600

			213,847,684

Energy Minerals 3.6%
[a]Alpha Natural Resources Inc.	United States	245,700	5,867,316
Ashland Inc.	United States	56,000	4,024,720
Chesapeake Energy Corp.	United States	388,100	8,848,680
[a]Denbury Resources Inc.	United States	370,300	14,726,831
[a]Spinnaker Exploration Co.	United States	334,600	11,874,954

			45,342,501

Finance 8.3%
Blackrock Inc.	United States	80,200	6,452,090
Brown & Brown Inc.	United States	267,700	12,030,438
[a]CapitalSource Inc.	United States	290,700	5,706,441
Doral Financial Corp.	Puerto Rico	571,000	9,444,340
East West Bancorp Inc.	United States	264,000	8,867,760
Financial Federal Corp.	United States	226,700	8,759,688
[a]Franklin Bank Corp.	United States	27,600	517,776
[a]GFI Group Inc.	United States	157,000	5,589,200
Greater Bay Bancorp	United States	237,800	6,270,786
[a]NCO Group Inc.	United States	615,200	13,306,776
Radian Group Inc.	United States	101,276	4,782,253
[a]Silicon Valley Bancshares	United States	188,200	9,014,780
Umpqua Holdings Corp.	United States	182,200	4,288,988
Waddell & Reed Financial Inc., A	United States	259,000	4,791,500
Westamerica Bancorp	United States	108,700	5,740,447

			105,563,263

Health Services 7.2%
[a]Apria Healthcare Group Inc.	United States	226,600	7,849,424
[a]Centene Corp.	United States	247,100	8,297,618
[a]Coventry Health Care Inc.	United States	217,000	15,352,750
[a]Molina Healthcare Inc.	United States	261,900	11,591,694
[a]Pharmaceutical Product Development Inc.	United States	475,100	22,263,186
[a]Sierra Health Services Inc.	United States	332,600	23,767,596
[a]Symbion Inc.	United States	114,400	2,728,440

			91,850,708

Health Technology 8.9%
[a]Adolor Corp.	United States	638,600	5,907,050
[a]American Medical Systems Holdings Ltd.	United States	195,000	4,026,750
[a]Andrx Group	United States	111,200	2,258,472
[a]Angiotech Pharmaceuticals Inc.	Canada	514,700	7,133,742
[a]Charles River Laboratories International Inc.	United States	61,980	2,990,535
[a]Digene Corp.	United States	384,700	10,648,496
[a]First Horizon Pharmaceutical Corp.	United States	415,600	7,913,024
[a]Impax Laboratories Inc.	United States	727,500	11,421,750
[a]Kinetic Concepts Inc.	United States	2,600	156,000
[a]Kosan Biosciences Inc.	United States	547,500	2,890,800
[a]Medicines Co.	United States	293,300	6,860,287

FSC-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Health Technology (cont.)
[a]Pharmion Corp.	United States	153,800	$3,569,698
STERIS Corp.	United States	474,700	12,233,019
[a]Taro Pharmaceutical Industries Ltd.	United States	205,400	5,970,978
[a]Telik Inc.	United States	198,800	3,232,488
[a]Thoratec Corp.	United States	355,600	5,454,904
[a]Varian Medical Systems Inc.	United States	261,800	9,772,994
[a]Waters Corp.	United States	295,600	10,987,452

			113,428,439

Industrial Services 3.6%
[a]Oil States International Inc.	United States	562,100	14,148,057
Rowan Cos. Inc.	United States	242,600	7,207,646
[a]Superior Energy Services Inc.	United States	818,600	14,571,080
[a]Waste Connections Inc.	United States	256,000	9,546,240

			45,473,023

Process Industries 7.2%
Bunge Ltd.	United States	277,400	17,587,160
Cabot Corp.	United States	685,300	22,614,900
[a]FMC Corp.	United States	279,700	15,702,358
Minerals Technologies Inc.	United States	234,200	14,426,720
NOVA Chemicals Corp.	Canada	457,800	13,990,368
Westlake Chemical Corp.	United States	292,700	7,171,150

			91,492,656

Producer Manufacturing 8.0%
Autoliv Inc.	Sweden	71,000	3,109,800
Borg Warner Inc.	United States	59,300	3,182,631
[a]Flowserve Corp.	United States	752,800	22,779,728
Gentex Corp.	United States	592,400	10,781,680
Gibraltar Industries Inc.	United States	307,200	5,695,488
Kennametal Inc.	United States	402,000	18,431,700
[a]Mettler-Toledo International Inc.	Switzerland	396,600	18,473,628
Oshkosh Truck Corp.	United States	172,800	13,526,784
[a]Wilson Greatbatch Technologies Inc.	United States	226,800	5,420,520

			101,401,959

Real Estate Development 0.9%
[a]Jones Lang LaSalle Inc.	United States	244,900	10,831,927

Real Estate Investment Trusts 1.2%
[a]MeriStar Hospitality Corp.	United States	1,726,184	14,845,182

Retail Trade 4.1%
[a]Cost Plus Inc.	United States	270,900	6,756,246
Dollar General Corp.	United States	575,600	11,719,216
Fred’s Inc.	United States	274,400	4,549,552
[a]Hot Topic Inc.	United States	576,550	11,023,636
Tuesday Morning Corp.	United States	465,500	14,672,560
Whole Foods Market Inc.	United States	29,400	3,478,020

			52,199,230

FSC-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Technology Services 9.2%
[a]Alliance Data Systems Corp.	United States	252,400	$10,237,344
[a]Aspen Technology Inc.	United States	261,100	1,357,720
[a]BearingPoint Inc.	United States	1,222,700	8,962,391
[a]Entrust Inc.	United States	976,900	4,679,351
[a]FileNET Corp.	United States	632,600	15,903,564
Global Payments Inc.	United States	225,600	15,295,680
[a]Hyperion Solutions Corp.	United States	575,500	23,158,120
[a]InfoSpace Inc.	United States	184,700	6,082,171
[a]JAMDAT Mobile Inc.	United States	49,700	1,375,696
[a]Marchex Inc., B	United States	330,200	4,966,208
[a]NAVTEQ Corp.	United States	164,200	6,104,956
[a]NetIQ Corp.	United States	452,200	5,132,470
[a]Quest Software Inc.	United States	659,600	8,990,348
[a]Sapient Corp.	United States	439,200	3,482,856
[a]Verity Inc.	United States	87,300	765,621

			116,494,496

Transportation 3.8%
C.H. Robinson Worldwide Inc.	United States	254,300	14,800,260
Expeditors International of Washington Inc.	United States	144,700	7,207,507
[a]Forward Air Corp.	United States	345,150	9,757,390
[a]Landstar System Inc.	United States	235,400	7,090,248
Overnite Corp.	United States	207,400	8,914,052

			47,769,457

Total Common Stocks (Cost $973,939,927)			1,219,471,852

Short Term Investment (Cost $32,406,938) 2.6% Money Fund 2.6%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	32,406,938	32,406,938

Total Investments (Cost $1,006,346,865) 98.8%			1,251,878,790
Other Assets, less Liabilities 1.2%			15,426,557

Net Assets 100.0%			$1,267,305,347

Selected Portfolio Abbreviation

ADR - American Depository Receipt

[a]	Non-income producing.
[b]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.

FSC-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$973,939,927
Cost - Sweep Money Fund (Note 7)	32,406,938

Total cost of investments	$1,006,346,865

Value - Unaffiliated issuers	$1,219,471,852
Value - Sweep Money Fund (Note 7)	32,406,938

Total value of investments	1,251,878,790
Receivables:
Investment securities sold	17,361,220
Capital shares sold	502,718
Dividends	191,411

Total assets	1,269,934,139

Liabilities:
Payables:
Investment securities purchased	401,903
Capital shares redeemed	847,385
Affiliates	1,198,397
Other liabilities	181,107

Total liabilities	2,628,792

Net assets, at value	$1,267,305,347

Net assets consist of:
Undistributed net investment income (loss)	$(2,708,043)
Net unrealized appreciation (depreciation)	245,531,925
Accumulated net realized gain (loss)	(90,944,347)
Paid-in capital	1,115,425,812

Net assets, at value	$1,267,305,347

Class 1:
Net assets, at value	$160,619,945

Shares outstanding	8,420,031

Net asset value and offering price per share	$19.08

Class 2:
Net assets, at value	$1,106,685,402

Shares outstanding	58,793,219

Net asset value and offering price per share	$18.82

See notes to financial statements.

FSC-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends
Unaffiliated issuers	$2,387,186
Sweep Money Fund (Note 7)	795,240
Other income (Note 8)	46,729

Total investment income	3,229,155

Expenses:
Management fees (Note 3a)	2,855,589
Administrative fees (Note 3b)	1,552,811
Distribution fees - Class 2 (Note 3c)	1,345,172
Unaffiliated transfer agent fees	8,658
Custodian fees (Note 4)	12,887
Reports to shareholders	114,106
Professional fees	28,418
Trustees’ fees and expenses	3,129
Other	16,805

Total expenses	5,937,575
Expense reductions (Note 4)	(377)

Net expenses	5,937,198

Net investment income (loss)	(2,708,043)

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	6,126,227
Foreign currency transactions	(826)

Net realized gain (loss)	6,125,401

Net change in unrealized appreciation (depreciation) on investments	(45,118,045)

Net realized and unrealized gain (loss)	(38,992,644)

Net increase (decrease) in net assets resulting from operations	$(41,700,687)

See notes to financial statements.

FSC-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended June 30, 2004

Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(2,708,043)	$(6,387,915)
Net realized gain (loss) from investments and foreign currency transactions	6,125,401	48,595,678
Net change in unrealized appreciation (depreciation) on investments	(45,118,045)	90,306,666

Net increase (decrease) in net assets resulting from operations	(41,700,687)	132,514,429

Capital share transactions: (Note 2)
Class 1	(17,997,764)	(33,128,594)
Class 2	443,669	119,677,068

Total capital share transactions	(17,554,095)	86,548,474

Net increase (decrease) in net assets	(59,254,782)	219,062,903
Net assets:
Beginning of period	1,326,560,129	1,107,497,226

End of period	$1,267,305,347	$1,326,560,129

Undistributed net investment income (loss) included in net assets:
End of period	$(2,708,043)	$—

See notes to financial statements.

FSC-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin Small-Mid Cap Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

Effective May 2, 2005, the Franklin Small Cap Fund was renamed the Franklin Small-Mid Cap Growth Securities Fund.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FSC-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	199,328	$3,755,933	348,616	$6,338,379
Shares issued in reinvestment of distributions	—	—	236,316	4,196,977
Shares redeemed	(1,162,495)	(21,753,697)	(2,428,515)	(43,663,950)

Net increase (decrease)	(963,167)	$(17,997,764)	(1,843,583)	$(33,128,594)

Class 2 Shares:
Shares sold	5,207,519	$96,381,848	15,698,216	$281,993,369
Shares issued in reinvestment of distributions	—	—	130	2,283
Shares redeemed	(5,198,489)	(95,938,179)	(9,126,486)	(162,318,584)

Net increase (decrease)	9,030	$443,669	6,571,860	$119,677,068

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.550%	Up to and including $500 million
0.450%	Over $500 million, up to and including $1 billion
0.400%	Over $1 billion, up to and including $1.5 billion
0.350%	Over $1.5 billion, up to and including $6.5 billion
0.325%	Over $6.5 billion, up to and including $11.5 billion
0.300%	Over $11.5 billion, up to and including $16.5 billion
0.290%	Over $16.5 billion, up to and including $19 billion
0.280%	Over $19 billion, up to and including $21.5 billion
0.270%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.25% per year of the Fund’s average daily net assets.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2010	$76,337,237
2011	20,558,560

$96,895,797

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,006,777,475

Unrealized appreciation	297,462,570
Unrealized depreciation	(52,361,255)

Net unrealized appreciation (depreciation)	$245,101,315

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $269,281,891 and $256,585,095, respectively.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

FSC-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Other Legal Proceedings (cont.)

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FSC-21

FRANKLIN SMALL CAP VALUE SECURITIES FUND

We are pleased to bring you Franklin Small Cap Value Securities Fund’s semiannual report for the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Small Cap Value Securities Fund – Class 1 delivered a +1.75% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Small Cap Value Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin Small Cap Value Securities Fund seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies, and invests predominantly in equity securities. For this Fund, small capitalization companies are those with market capitalization values not exceeding $2.5 billion at the time of purchase. The Fund invests mainly in equity securities of companies that the manager believes are undervalued.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. In comparison to its benchmarks, the Fund outperformed the Russell 2000® Value Index, which returned 0.90%, and underperformed the Russell 2500TM Value Index, which returned 3.09%.1 We are replacing the Russell 2000 Value Index with the Russell 2500 Value Index because we believe the composition of the Russell 2500 Value Index better reflects the Fund’s investments. Please note that the Fund employs a bottom-up stock selection process, and the managers invest in securities without regard to benchmark comparisons.

Economic and Market Overview

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.2 Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.3 Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Smaller or relatively new or unseasoned companies can be particularly sensitive to changing economic conditions; their prospects for growth are less certain than those of larger, more established companies; and their securities are more volatile, especially over the short term. Foreign investing involves special risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

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along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

Many businesses enjoyed their widest profit margins on record, propelled largely by productivity gains that lifted corporate profitability and cash flow. The favorable business environment also helped stabilize the labor market, which firmed as employment increased and the unemployment rate dropped from 5.2% to 5.0% during the reporting period.3 Hiring rebounded in many industries, bolstered by healthy business spending and solid business confidence.

Most stock market indices were in negative territory during the reporting period. Despite economic strength and improving corporate fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. Corporate earnings growth rates slowed; however, corporate profits were still strong and dividend payments generally rose, offering some support to investor confidence. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.65%, while total returns of the broader Standard & Poor’s 500 Composite Index (S&P 500) and technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.4

Investment Strategy

We are a research driven, fundamental investment adviser, pursuing a disciplined, value-oriented strategy for the Fund. As a bottom-up adviser concentrating primarily on individual securities, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value or cash flow. We seek bargains among the “under-researched and unloved,” out-of-favor companies that offer, in our opinion, attractive long-term potential that might include current growth companies that are being ignored by the market, former growth companies that have stumbled recently, dropping sharply in price but that still have significant growth potential, in our opinion, or companies that are or may be potential turnaround or takeover targets.

4. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

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Manager’s Discussion

During the six months under review, the Fund’s performance benefited from a variety of sectors. The energy minerals sector was a top contributor, mainly due to our positions in coal company stocks Arch Coal, Consol Energy and Peabody Energy, which returned 54%, 31% and 29%, respectively. One of our best performing stocks was Archipelago Holdings, an electronic U.S. stock exchange, whose shares increased 86% in value during the period, largely as a result of the New York Stock Exchange’s late-April announcement of a planned merger with Archipelago. Another top contributor was retailer Men’s Warehouse, which rose 62%.

Despite the Fund’s positive performance, several stocks declined in value during the reporting period. The Fund’s non-energy minerals sector’s weak performance was due to the portfolio’s steel company holdings, which performed poorly due to steel prices that fell 29% from $630 a ton at the beginning of the period to $450 at period-end. The electronic technology sector also had several underperformers. Of note was Avocent whose stock declined more than 35% after it announced lower earnings guidance caused by poor reception of its new DSView 3 software, an order delay from a large customer, and an overall softness in the original equipment manufacturer (OEM) market during first quarter 2005.

The Fund experienced significant net inflows during the six-month period, and we used a portion of the proceeds to invest in 14 new positions. A recent addition, Aspen Insurance Holdings, an insurance holding company, traded at 7.1 times 2005 estimated earnings and 1.2 times book value at period-end. Another value-oriented addition was Gibraltar Industries, a metals and engineered materials manufacturer and distributor, which traded at 9.8 times 2005 earnings estimates and 1.2 times book value at period-end. We also initiated a position in Ethan Allen Interiors, an international home furnishings company. Also in line with our strategy, we increased our holdings in several positions we believed were attractively valued, most notably Gymboree, a U.S. designer, manufacturer and retailer of children’s apparel and accessories; Glatfelter, a domestic specialty paper and engineered products manufacturer; and IPC Holdings, a property catastrophe reinsurer.

During the period, we eliminated two positions from the portfolio. We decided to sell our Archipelago position as open-market prices were in line with our fair valuation of the shares. The other sale was Holly Corp., which reached our price target.

Top 10 Holdings

Franklin Small Cap Value Securities Fund

6/30/05

Company Sector/Industry	% of Total Net Assets

York International Corp.	1.8%
Producer Manufacturing

Peabody Energy Corp.	1.7%
Energy Minerals

Thor Industries Inc.	1.6%
Consumer Durables

Brown Shoe Co. Inc.	1.5%
Consumer Non-Durables

Briggs & Stratton Corp.	1.5%
Consumer Durables

Kennametal Inc.	1.5%
Producer Manufacturing

Mueller Industries Inc.	1.5%
Producer Manufacturing

IPC Holdings Ltd.	1.4%
Finance

Cabot Corp.	1.4%
Process Industries

Montpelier Re Holdings Ltd. (Bermuda)	1.4%
Finance

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Thank you for your participation in Franklin Small Cap Value Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Small Cap Value Securities Fund – Class 1

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In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,017.50	$3.15
Hypothetical (5% return before expenses)	$1,000	$1,021.67	$3.16

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.63%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.85	$12.81	$9.70	$10.97	$9.86	$7.90

Income from investment operations:
Net investment income[a]	0.10	0.21	0.06	0.07	0.11	0.10
Net realized and unrealized gains (losses)	0.18	2.87	3.08	(1.01)	1.29	1.89

Total from investment operations	0.28	3.08	3.14	(0.94)	1.40	1.99

Less distributions from:
Net investment income	(0.14)	(0.04)	(0.03)	(0.05)	(0.05)	(0.03)
Net realized gains	(0.10)	—	—	(0.28)	(0.24)	—

Total distributions	(0.24)	(0.04)	(0.03)	(0.33)	(0.29)	(0.03)

Net asset value, end of period	$15.89	$15.85	$12.81	$9.70	$10.97	$9.86

Total return[b]	1.75%	24.09%	32.47%	(9.05)%	14.21%	25.23%
Ratios/supplemental data
Net assets, end of period (000’s)	$52,552	$50,401	$37,108	$28,720	$32,604	$19,455
Ratios to average net assets:
Expenses	0.63% [c]	0.67%	0.74%	0.76%	0.77%	0.84%
Net investment income	1.29% [c]	1.59%	0.63%	0.63%	1.07%	1.13%
Portfolio turnover rate	3.37%	9.50%	12.52%	5.11%	40.54%	42.47%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.65	$12.67	$9.61	$10.89	$9.81	$7.88

Income from investment operations:
Net investment income[a]	0.08	0.18	0.04	0.04	0.08	0.08
Net realized and unrealized gains (losses)	0.18	2.82	3.04	(1.00)	1.28	1.88

Total from investment operations	0.26	3.00	3.08	(0.96)	1.36	1.96

Less distributions from:
Net investment income	(0.12)	(0.02)	(0.02)	(0.04)	(0.04)	(0.03)
Net realized gains	(0.10)	—	—	(0.28)	(0.24)	—

Total distributions	(0.22)	(0.02)	(0.02)	(0.32)	(0.28)	(0.03)

Net asset value, end of period	$15.69	$15.65	$12.67	$9.61	$10.89	$9.81

Total return[b]	1.64%	23.75%	32.12%	(9.26)%	13.79%	25.02%
Ratios/supplemental data
Net assets, end of period (000’s)	$933,860	$748,762	$333,625	$125,302	$34,282	$7,209
Ratios to average net assets:
Expenses	0.88% [c]	0.92%	0.99%	1.01%	1.02%	1.09%
Net investment income	1.04% [c]	1.34%	0.38%	0.38%	0.81%	0.90%
Portfolio turnover rate	3.37%	9.50%	12.52%	5.11%	40.54%	42.47%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]Annualized.

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 86.9%
Commercial Services 0.3%
ABM Industries Inc.	United States	120,000	$2,340,000
National Financial Partners Corp.	United States	25,700	1,005,898

			3,345,898

Consumer Durables 8.6%
Bassett Furniture Industries Inc.	United States	190,000	3,583,400
Briggs & Stratton Corp.	United States	418,800	14,498,856
D.R. Horton Inc.	United States	28,500	1,071,885
Ethan Allen Interiors Inc.	United States	257,000	8,612,070
Hooker Furniture Corp.	United States	271,671	4,746,092
La-Z-Boy Inc.	United States	535,000	7,794,950
M/I Homes Inc.	United States	208,000	11,252,800
Monaco Coach Corp.	United States	630,000	10,829,700
Russ Berrie & Co. Inc.	United States	510,000	6,533,100
Thor Industries Inc.	United States	507,900	15,963,297

			84,886,150

Consumer Non-Durables 4.8%
Alliance One International Inc.	United States	145,500	874,455
Brown Shoe Co. Inc.	United States	380,000	14,877,000
Lancaster Colony Corp.	United States	60,000	2,575,200
[a]NBTY Inc.	United States	400,000	10,376,000
Oshkosh B’Gosh Inc., A	United States	202,700	5,268,173
Russell Corp.	United States	229,600	4,695,320
[a]Timberland Co., A	United States	218,000	8,440,960

			47,107,108

Consumer Services 2.7%
[a]Aztar Corp.	United States	385,000	13,186,250
Intrawest Corp.	Canada	285,000	6,862,800
[a]La Quinta Corp.	United States	725,900	6,772,647

			26,821,697

Distribution Services 0.2%
Hughes Supply Inc.	United States	69,700	1,958,570

Electronic Technology 3.1%
[a]Avocent Corp.	United States	243,200	6,357,248
Cohu Inc.	United States	510,000	10,225,500
Diebold Inc.	United States	70,000	3,157,700
[a]OmniVision Technologies Inc.	United States	810,500	11,014,695

			30,755,143

Energy Minerals 4.1%
Arch Coal Inc.	United States	194,000	10,567,180
Consol Energy Inc.	United States	235,000	12,591,300
Peabody Energy Corp.	United States	330,000	17,173,200

			40,331,680

Finance 9.4%
American National Insurance Co.	United States	62,100	7,122,249
Arthur J. Gallagher & Co.	United States	255,000	6,918,150
Aspen Insurance Holdings Ltd.	United States	480,600	13,245,336

FSV-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Finance (cont.)
Chemical Financial Corp.	United States	2,415	$79,961
[a]Dollar Thrifty Automotive Group Inc.	United States	210,000	7,975,800
First Indiana Corp.	United States	101,000	2,996,670
Hancock Holding Co.	United States	47,500	1,634,000
Harleysville Group Inc.	United States	19,500	407,355
IPC Holdings Ltd.	United States	350,000	13,867,000
Montpelier Re Holdings Ltd.	Bermuda	395,200	13,666,016
Peoples Bancorp Inc.	United States	239,200	6,398,600
The PMI Group Inc.	United States	65,000	2,533,700
Presidential Life Corp.	United States	104,300	1,784,573
Protective Life Corp.	United States	78,100	3,297,382
RLI Corp.	United States	170,000	7,582,000
StanCorp Financial Group Inc.	United States	45,000	3,446,100

			92,954,892

Health Services 1.4%
[a]Pharmaceutical Product Development Inc.	United States	283,900	13,303,554

Health Technology 1.9%
STERIS Corp.	United States	416,900	10,743,513
West Pharmaceutical Services Inc.	United States	295,000	8,274,750

			19,018,263

Industrial Services 5.0%
[a]Atwood Oceanics Inc.	United States	66,000	4,062,960
[a]EMCOR Group Inc.	United States	100,000	4,890,000
[a]Global Industries Ltd.	United States	678,500	5,767,250
[a]Lone Star Technologies Inc.	United States	259,700	11,816,350
[a]Offshore Logistics Inc.	United States	155,600	5,109,904
[a]Oil States International Inc.	United States	245,000	6,166,650
Rowan Cos. Inc.	United States	269,100	7,994,961
[a]Shaw Group Inc.	United States	136,300	2,931,813

			48,739,888

Non-Energy Minerals 2.8%
Reliance Steel & Aluminum Co.	United States	310,000	11,491,700
Steel Dynamics Inc.	United States	443,900	11,652,375
United States Steel Corp.	United States	130,000	4,468,100

			27,612,175

Process Industries 7.9%
Airgas Inc.	United States	181,500	4,477,605
AptarGroup Inc.	United States	162,500	8,255,000
Bunge Ltd.	United States	195,000	12,363,000
Cabot Corp.	United States	419,300	13,836,900
Glatfelter	United States	662,000	8,208,800
[a]Mercer International Inc.	Germany	750,000	5,467,500
Mine Safety Appliances Co.	United States	75,000	3,465,000
Myers Industries Inc.	United States	3,700	46,250
RPM International Inc.	United States	705,000	12,873,300
Westlake Chemical Corp.	United States	358,400	8,780,800

			77,774,155

FSV-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Producer Manufacturing 17.7%
A.O. Smith Corp.	United States	145,900	$3,896,989
American Woodmark Corp.	United States	131,300	3,940,313
Apogee Enterprises Inc.	United States	510,000	7,838,700
Carlisle Cos. Inc.	United States	56,700	3,891,321
CIRCOR International Inc.	United States	320,000	7,894,400
CNH Global NV	Netherlands	160,000	3,022,400
[a]Genlyte Group Inc.	United States	100,000	4,874,000
Gibraltar Industries Inc.	United States	431,100	7,992,594
Graco Inc.	United States	372,500	12,691,075
JLG Industries Inc.	United States	195,000	5,358,600
Kennametal Inc.	United States	315,000	14,442,750
[a]Mettler-Toledo International Inc.	Switzerland	210,000	9,781,800
Mueller Industries Inc.	United States	529,000	14,335,900
Nordson Corp.	United States	8,400	287,952
[a]Powell Industries Inc.	United States	87,700	1,654,899
Roper Industries Inc.	United States	135,500	9,670,635
Stewart & Stevenson Services Inc.	United States	78,000	1,767,480
Superior Industries International Inc.	United States	390,000	9,243,000
Teleflex Inc.	United States	175,000	10,389,750
Thomas Industries Inc.	United States	115,000	4,595,400
Timken Co.	United States	44,800	1,034,880
Wabash National Corp.	United States	470,000	11,388,100
Watts Water Technologies Inc., A	United States	215,000	7,200,350
York International Corp.	United States	468,200	17,791,600

			174,984,888

Real Estate Investment Trusts 0.9%
Arbor Realty Trust Inc.	United States	315,200	9,046,240

Retail Trade 9.9%
American Eagle Outfitters Inc.	United States	75,000	2,298,750
Casey’s General Stores Inc.	United States	485,000	9,612,700
Christopher & Banks Corp.	United States	585,000	10,682,100
Dillard’s Inc., A	United States	282,000	6,604,440
[a]Gymboree Corp.	United States	655,000	8,947,300
[a]Hot Topic Inc.	United States	464,400	8,879,328
[a]Linens ‘n Things Inc.	United States	225,000	5,323,500
[a]The Men’s Wearhouse Inc.	United States	299,300	10,304,899
Pier 1 Imports Inc.	United States	665,000	9,436,350
Regis Corp.	United States	258,200	10,090,456
[a]West Marine Inc.	United States	730,000	13,183,800
[a]Zale Corp.	United States	58,000	1,838,020

			97,201,643

Technology Services 1.1%
Reynolds & Reynolds Co., A	United States	413,000	11,163,390

Transportation 4.4%
[a]Kansas City Southern	United States	360,000	7,264,800
OMI Corp.	United States	273,300	5,195,433
Overseas Shipholding Group Inc.	United States	89,000	5,308,850
SkyWest Inc.	United States	625,000	11,362,500

FSV-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Transportation (cont.)
Teekay Shipping Corp.	Bahamas	230,000	$10,097,000
Tidewater Inc.	United States	105,000	4,002,600

			43,231,183

Utilities 0.7%
[a,b]Sierra Pacific Resources	United States	586,500	7,301,925

Total Common Stocks (Cost $679,720,444)			857,538,442

		PRINCIPAL AMOUNT
Bond (Cost $1,657,041) 0.2%
Producer Manufacturing 0.2%
Mueller Industries Inc., 6.00%, 11/01/14	United States	$1,681,000	1,672,595

Total Long Term Investments (Cost $681,377,485)			859,211,037

		SHARES
Short Term Investment (Cost $129,478,208) 13.1%
Money Fund 13.1%
[c]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	129,478,208	129,478,208

		PRINCIPAL AMOUNT
Repurchase Agreements 0.2%
[d,e]Barclays Capital Inc., 3.43%, 7/01/05 (Maturity Value $399,038) Collateralized by U.S. Government Agency Securities, 4.50 - 5.50%, 8/01/14 - 6/25/35	United States	$399,000	399,000
[d,e]Goldman, Sachs & Co., 3.48%, 7/01/05 (Maturity Value $362,035) Collateralized by U.S. Government Agency Securities, 3.138 - 8.00%, 12/01/07 - 7/01/35	United States	362,000	362,000
[d,e]J. P. Morgan Securities Inc., 3.45%, 7/01/05 (Maturity Value $438,042) Collateralized by U.S. Government Agency Securities, 3.736 - 4.755%, 12/01/32 - 4/01/35	United States	438,000	438,000
[d,e]Merrill Lynch Government Securities Inc., 3.44%, 7/01/05 (Maturity Value $440,042) Collateralized by U.S. Government Agency Securities, 1.50 - 7.625%, 7/15/05 - 8/06/38; [f]U.S. Government Agency Discount Notes, 7/08/05 - 5/15/30	United States	440,000	440,000
[d,e]Morgan Stanley & Co. Inc., 3.41%, 7/01/05 (Maturity Value $391,037) Collateralized by U.S. Government Agency Securities, 5.00 - 5.50%, 6/01/33 - 6/01/35	United States	391,000	391,000

Total Repurchase Agreements (Cost $2,030,000)			2,030,000

Total Investments (Cost $812,885,693) 100.4%			990,719,245
Other Assets, less Liabilities (0.4)%			(4,307,376)

Net Assets 100.0%			$986,411,869

[a]	Non-income producing.
[b]	A portion or all of the security is on loan as of June 30, 2005. See Note 1(e).
[c]	See Note 7 regarding investments in Franklin Institutional Fiduciary Money Market Portfolio.
[d]	See Note 1(c) regarding repurchase agreements.
[e]	Investments from cash collateral received for loaned securities. See Note 1(e).
[f]	A portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FSV-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$681,377,485
Cost - Sweep Money Fund (Note 7)	129,478,208
Cost - Repurchase agreements	2,030,000

Total cost of investments	$812,885,693

Value - Unaffiliated issuers[a]	$859,211,037
Value - Sweep Money Fund (Note 7)	129,478,208
Value - Repurchase agreements	2,030,000

Total value of investments	990,719,245
Receivables:
Investment securities sold	4,390
Capital shares sold	789,213
Dividends and interest	644,470

Total assets	992,157,318

Liabilities:
Payables:
Investment securities purchased	2,169,560
Capital shares redeemed	623,078
Affiliates	852,236
Payable upon return of securities loaned	2,030,000
Other liabilities	70,575

Total liabilities	5,745,449

Net assets, at value	$986,411,869

Net assets consist of:
Undistributed net investment income (loss)	$4,317,778
Net unrealized appreciation (depreciation)	177,833,552
Accumulated net realized gain (loss)	13,105,652
Paid-in capital	791,154,887

Net assets, at value	$986,411,869

Class 1:
Net assets, at value	$52,551,785

Shares outstanding	3,307,094

Net asset value and offering price per share	$15.89

Class 2:
Net assets, at value	$933,860,084

Shares outstanding	59,505,311

Net asset value and offering price per share	$15.69

[a]	The Fund includes $1,980,048 of securities loaned.

See notes to financial statements.

FSV-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends
Unaffiliated issuers	$6,750,817
Sweep Money Fund (Note 7)	1,577,952
Interest	51,640
Income from securities loaned - net	8,819
Other income (Note 8)	14,683

Total investment income	8,403,911

Expenses:
Management fees (Note 3a)	2,058,310
Administrative fees (Note 3b)	574,733
Distribution fees - Class 2 (Note 3c)	1,033,597
Unaffiliated transfer agent fees	5,634
Custodian fees (Note 4)	6,957
Reports to shareholders	69,021
Professional fees	16,900
Trustees’ fees and expenses	1,961
Other	12,954

Total expenses	3,780,067
Expense reductions (Note 4)	(4)

Net expenses	3,780,063

Net investment income	4,623,848

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	13,249,507
Foreign currency transactions	(347)

Net realized gain (loss)	13,249,160

Net change in unrealized appreciation (depreciation) on investments	(1,429,647)

Net realized and unrealized gain (loss)	11,819,513

Net increase (decrease) in net assets resulting from operations	$16,443,361

See notes to financial statements.

FSV-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$4,623,848	$7,213,472
Net realized gain (loss) from investments and foreign currency transactions	13,249,160	10,187,119
Net change in unrealized appreciation (depreciation) on investments	(1,429,647)	109,967,549

Net increase (decrease) in net assets resulting from operations	16,443,361	127,368,140

Distributions to shareholders from:
Net investment income:
Class 1	(461,501)	(113,146)
Class 2	(7,061,244)	(836,847)
Net realized gains:
Class 1	(318,031)	—
Class 2	(5,711,813)	—

Total distributions to shareholders	(13,552,589)	(949,993)

Capital share transactions: (Note 2)
Class 1	2,083,637	4,172,805
Class 2	182,274,775	297,839,236

Total capital share transactions	184,358,412	302,012,041

Net increase (decrease) in net assets	187,249,184	428,430,188
Net assets:
Beginning of period	799,162,685	370,732,497

End of period	$986,411,869	$799,162,685

Undistributed net investment income included in net assets:
End of period	$4,317,778	$7,216,675

See notes to financial statements.

FSV-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin Small Cap Value Securities Fund (the Fund) included in this report is non-diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FSV-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Securities Lending

The Fund loans securities to certain brokers through a securities lending agent for which it received cash collateral against the loaned securities in an amount equal to at least 102% of the market value of the loaned securities. The collateral is invested in short-term instruments as noted in the Statement of Investments. The Fund receives interest income from the investment of cash collateral, adjusted by lender fees and broker rebates. The Fund bears the risk of loss with respect to the investment of the collateral and the securities loaned. The securities lending agent has agreed to indemnify the Fund in the case of default of any securities borrower.

f. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

FSV-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

g. Security Transactions, Investment Income, Expenses and Distributions (cont.)

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	430,618	$6,807,919	846,922	$11,790,300
Shares issued in reinvestment of distributions	48,418	779,532	8,375	113,146
Shares redeemed	(352,050)	(5,503,814)	(571,134)	(7,730,641)

Net increase (decrease)	126,986	$2,083,637	284,163	$4,172,805

Class 2 Shares:
Shares sold	13,156,321	$204,620,778	25,921,172	$357,649,617
Shares issued in reinvestment of distributions	803,337	12,773,057	62,638	836,847
Shares redeemed	(2,285,743)	(35,119,060)	(4,475,396)	(60,647,228)

Net increase (decrease)	11,673,915	$182,274,775	21,508,414	$297,839,236

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisory Services Inc. (Advisory Services)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

FSV-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to Advisory Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.600%	Up to and including $200 million
0.500%	Over $200 million, up to and including $1.3 billion
0.400%	In excess of $1.3 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$812,919,015

Unrealized appreciation	203,222,287
Unrealized depreciation	(25,422,057)

Net unrealized appreciation (depreciation)	$177,800,230

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions and bond discounts and premiums.

FSV-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $211,219,495 and $25,479,109, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities

FSV-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN SMALL CAP VALUE SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Other Legal Proceedings (cont.)

and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FSV-22

FRANKLIN STRATEGIC INCOME SECURITIES FUND

This semiannual report for Franklin Strategic Income Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Strategic Income Securities Fund – Class 1 delivered a +0.18% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Strategic Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FSI-1

Fund Goals and Main Investments: Franklin Strategic Income Securities Fund seeks a high level of current income, with capital appreciation over the long term as a secondary goal. The Fund normally invests primarily to predominantly in U.S. and foreign debt securities, including investment grade and high yield corporate bonds, and U.S. and foreign government bonds, including emerging market bonds. The Fund also invests in mortgage securities and other asset-backed securities, floating and variable rate investments, convertible securities and preferred stock.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund underperformed the Lehman Brothers (LB) U.S. Aggregate Index’s 2.51% return, and the Lipper General Bond Funds Objective Average’s 1.41% return.1

Economic and Market Overview

Overall domestic economic growth remained healthy during the reporting period. Approximately two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers’ ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past six months, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.7% (not adjusted for inflation) in June 2005 compared with the same month a year earlier, which supported U.S. economic growth.2

Business spending also rose during the reporting period, contributing to economic growth. For example, in the first and second quarters of 2005, nonresidential investment spending rose 5.7% and 9.0%.2 Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

1. Sources: Standard & Poor’s Micropal; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

Fund Risks: Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

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Energy prices continued their upward move during the period, as oil prices hit a record of $60.54 a barrel on June 27.3 Nonetheless, inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI), excluding volatile food and energy costs. This increase was below the core CPI’s 10-year average of 2.3%.4 However, acknowledging the economy’s strength as well as potential inflationary pressure from high energy prices, the Federal Reserve Board (Fed) raised the federal funds target rate to 3.25% from 2.25% during the reporting period and indicated possible “measured” increases for the second half of 2005. During the period, the yield curve flattened, as the 10-year U.S. Treasury yield fell while those of shorter-maturity Treasuries rose. At period-end, the 10-year Treasury yielded 3.94%.

Elsewhere, Asia experienced robust economic growth, while euro-zone activity was lackluster mainly due to weak domestic demand. In China, exports rose more that 30% compared with a year earlier, and Japan, South Korea and several other Asian countries generated significant current account surpluses. Euro-zone GDP growth expectations declined during the period; however, inflation generally remained stable and the European Central Bank left interest rates unchanged. Growth among several other (non-euro) European economies, on the other hand, was more dynamic. During the reporting period, global yield curves generally flattened and the U.S. dollar appreciated against most currencies.

Investment Strategy

We allocate our investments among the various types of debt available based on our assessment of changing economic, global market, industry and issuer conditions. We use a top-down analysis of macroeconomic trends, combined with a bottom-up fundamental analysis of market sectors, industries and issuers to take advantage of varying sector reactions to economic events. For example, we evaluate business cycles, yield curves, country risk, and the relative interest rates among currencies, and values between and within markets. In selecting debt securities, we conduct our own analysis of the security’s intrinsic value rather than simply relying on the coupon rate or rating.

3. Source: Bloomberg Energy/Commodity Service.

4. Source: Bureau of Labor Statistics.

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Manager’s Discussion

During the reporting period, the Fed continued its interest-rate tightening cycle. As noted above, although inflationary pressures remained relatively well contained, moderate economic growth and low real (adjusted for inflation) interest-rate levels drove the Fed’s “measured pace” of rate hikes. A flattening yield curve reflected market expectations of potentially slower future economic growth and, therefore, lower inflationary pressures, as well as continued demand for longer-maturity U.S. fixed income securities. Within this environment, U.S. interest rate-sensitive fixed income securities generally provided positive total returns, particularly for longer-maturity securities. Consequently, Franklin Strategic Income Securities Fund’s lower weighting in such sectors (such as U.S. Treasury and agency debt, and mortgages and other asset-backed securities) relative to its benchmarks constrained relative performance. In addition, the Fund’s heavier weighting in the mortgages and other asset-backed securities sector relative to U.S. government bonds also detracted from performance largely due to the prepayment risk associated with such securities, which tends to cause them to underperform U.S. government bonds during periods of declining interest rates.

With the U.S. dollar’s recent strength, the non-dollar government bond sectors (including international developed country bonds and other international bonds) were the weakest performing fixed income sectors during the period. The U.S. dollar rose during the reporting period due to rising U.S. short-term interest rates and a generally supportive economic outlook relative to many international markets. However, we believe longer-term that the record level U.S. current account deficit may weigh on the dollar versus certain foreign currencies; therefore, at period-end, we maintained our second-largest sector weighting in non-dollar government bonds.

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Portfolio Breakdown

Franklin Strategic Income Securities Fund

Based on Total Net Assets

	6/30/05	12/31/04

High Yield Corporate Bonds & Preferred Stocks	36.9%	39.8%

Other International Bonds (non-$US)	11.1%	8.7%

Mortgages & Other Asset-Backed Securities	10.5%	12.0%

International Developed Country Bonds (non-$US)	10.4%	13.0%

Emerging Market Bonds ($US)	8.8%	10.2%

Floating Rate Bank Loans	6.3%	1.8%

Investment Grade Corporate Bonds	5.8%	5.9%

U.S. Government Bonds	5.3%	4.8%

Convertible Securities	1.1%	1.5%

Short-Term Investments & Other Net Assets	3.8%	2.3%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Within the more credit-sensitive sectors, U.S. dollar-denominated emerging market debt securities performed well, driven by increasing investor comfort with the credit profiles of many developing countries, as well as the longer duration (greater interest rate sensitivity) profile of the emerging market debt sector. We maintained a lower weighting in this sector relative to the Fund’s historical averages because of the relatively tight valuation levels for emerging market bonds. In the high yield and investment grade corporate bond sectors, fundamental corporate credit trends were generally positive due to continuing economic growth and corporate earnings gains. Largely as a result, high yield default rates were well below historical averages. However, broad equity market weakness, negative flows from high yield mutual funds, and volatility stemming from corporate debt ratings downgrades of domestic auto manufacturers General Motors and Ford weighed on the high yield market midway through the period. Consequently, yield spreads over U.S. Treasuries rose from 3.5 percentage points at the beginning of the period to 4.1 percentage points by period-end. We reduced our exposure to high yield corporate bonds earlier in the period as valuations reached historically tight levels; however, with the recent pull-back and supportive credit fundamentals, high yield bonds remained the Fund’s largest sector allocation at period-end.

We increased the Fund’s exposure to floating rate debt instruments during the six months under review seeking to take advantage of expected short-term interest rate increases. In particular, floating rate

FSI-5

non-investment grade bank loans increased to 6.3% of the Fund’s total net assets, up from 1.8% at the beginning of the period. In addition to the potential increase in income generated from such loans as short-term rates rise, healthy corporate credit fundamentals may help mitigate default risk for bank loan issuers.

Thank you for your participation in Franklin Strategic Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

FSI-6

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Strategic Income Securities Fund – Class 1

FSI-7

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,001.80	$3.23
Hypothetical (5% return before expenses)	$1,000	$1,021.57	$3.26

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.65%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FSI-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002		2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.92	$12.16	$10.37	$9.87		$9.89	$9.96

Income from investment operations:
Net investment income[a]	0.33	0.67	0.65	0.73		0.76 [f]	0.82
Net realized and unrealized gains (losses)	(0.30)	0.51	1.44	(0.23)		(0.32)[f]	(0.33)

Total from investment operations	0.03	1.18	2.09	0.50		0.44	0.49

Less distributions from:
Net investment income	(0.60)	(0.40)	(0.30)	—	[e]	(0.46)	(0.56)
Net realized gains	(0.10)	(0.02)	—	—		—	—

Total distributions	(0.70)	(0.42)	(0.30)	—		(0.46)	(0.56)

Net asset value, end of period	$12.25	$12.92	$12.16	$10.37		$9.87	$9.89

Total return[b]	0.18%	10.01%	20.36%	5.12%		4.51%	4.95%
Ratios/supplemental data
Net assets, end of period (000’s)	$666,820	$571,067	$359,947	$102,751		$43,778	$11,437
Ratios to average net assets:
Expenses	0.65% [d]	0.66%	0.65%	0.66%		0.71%	0.99%
Expenses, net of waiver and payments by affiliates	0.65% [d]	0.66%	0.65%	0.66%		0.71%	0.75%
Net investment income	5.27% [d]	5.45%	5.69%	7.37%		7.48% [f]	8.13%
Portfolio turnover rate	20.99%	50.21%	49.87%	45.78%		35.21%	29.19%
Portfolio turnover rate excluding mortgage dollar rolls[c]	20.47%	38.36%	32.74%	40.50%		30.32%	29.19%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total Return is not annualized for periods less than one year.
[c]	See Note 1(e) regarding mortgage dollar rolls.
[d]	Annualized.
[e]	Includes distributions of net investment income in the amount of $0.005.
[f]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of the investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(0.018)
Net realized and unrealized losses per share	0.018
Ratio of net investment income to average net assets	(0.18)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002		2001[f]

Per share operating performance
(for a share outstanding throughout the period
Net asset value, beginning of period	$12.78	$12.05	$10.29	$9.82		$10.14

Income from investment operations:
Net investment income[a]	0.31	0.63	0.62	0.70		0.45	[g]
Net realized and unrealized gains (losses)	(0.31)	0.51	1.43	(0.23)		(0.31)[g]

Total from investment operations	—	1.14	2.05	0.47		0.14

Less distributions from:
Net investment income	(0.58)	(0.39)	(0.29)	—	[e]	(0.46)
Net realized gains	(0.10)	(0.02)	—	—		—

Total distributions	(0.68)	(0.41)	(0.29)	—		(0.46)

Net asset value, end of period	$12.10	$12.78	$12.05	$10.29		$9.82

Total return[b]	0.05%	9.80%	20.10%	4.81%		1.38%
Ratios/supplemental data
Net assets, end of period (000’s)	$16,832	$4,657	$1,841	$210		$48
Ratios to average net assets:
Expenses	0.90% [d]	0.91%	0.90%	0.91%		0.96%	[d]
Net investment income	5.02% [d]	5.20%	5.44%	7.12%		7.05%	[d,g]
Portfolio turnover rate	20.99%	50.21%	49.87%	45.78%		35.21%
Portfolio turnover rate excluding mortgage dollar rolls[c]	20.47%	38.39%	32.74%	40.50%		30.32%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total Return is not annualized for periods less than one year.
[c]	See Note 1(e) regarding mortgage dollar rolls.
[d]	Annualized.
[e]	Includes distributions of net investment income in the amount of $0.003.
[f]	For the period May 15, 2001 (effective date) to December 31, 2001.
[g]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of the investment income and amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(0.018)
Net realized and unrealized losses per share	0.018
Ratio of net investment income to average net assets	(0.18)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Convertible Preferred Stocks 0.7%
Electronic Technology 0.2%
Northrop Grumman Corp., 7.00%, cvt. pfd., B	United States	13,000	$1,625,000

Industrial Services 0.2%
Allied Waste Industries Inc., 6.25%, cvt. pfd.	United States	27,500	1,266,925

Process Industries 0.3%
Huntsman Corp., 5.00%, cvt. pfd.	United States	36,900	1,683,968

Total Convertible Preferred Stocks (Cost $4,895,875)			4,575,893

		PRINCIPAL AMOUNT[d]
[a,b]Senior Floating Rate Interests 6.3%
Alaska Communications Systems Holdings Inc., Term Loan, 5.490%, 2/01/12	United States	$2,870,000	2,895,471
Constellation Brands Inc., Term Loan B, 4.750%-5.125%, 12/22/11	United States	2,575,583	2,603,843
Fidelity National Information Services Inc., Term Loan B, 4.96%, 3/08/13	United States	3,045,500	3,036,775
Hawaiian Telecom Communications Inc., Term Loan B, 5.730%, 10/31/12	United States	3,169,000	3,205,643
Hexion Specialty Chemicals Inc., Tranche B-1 , 5.875%, 5/31/12	United States	766,087	775,572
Hexion Specialty Chemicals Inc., Tranche B-3 Cl, 2.500%, 5/31/12	United States	187,747	190,071
Jean Coutu Group (PJC) Inc., Term Loan B, 5.500%, 7/30/11	Canada	2,196,481	2,230,459
Lakers Holdings Corp. (Lifepoint Hospitals Inc.), Term Loan B, 4.845%, 4/15/12	United States	2,116,000	2,120,496
Macerich Co., Interim Facility, 4.890%, 3/31/06	United States	720,000	720,000
[c]Macerich Co., Term Loan B, 4.820%, 4/25/10	United States	1,512,000	1,510,110
Maguire Properties Inc., Term Loan B, 5.090%, 3/15/10	United States	2,097,444	2,108,582
Mission Broadcasting Inc., Term Loan B, 5.240%, 10/01/12	United States	1,167,549	1,175,089
Nexstar Broadcasting Group Inc., Term Loan B, 5.240%, 10/01/12	United States	1,232,451	1,241,950
Pacificare Health Systems Inc., Term Loan B, 4.937%-5.187%, 12/13/10	United States	3,084,500	3,101,850
[c]Penn National Gaming Inc., Delay Draw, 7.250%, 7/13/12	United States	403,447	409,535
[c]Penn National Gaming Inc., Term Loan B, 7.250%, 7/13/12	United States	806,895	819,070
R.H. Donnelley Inc., Term Loan D, 4.880%-5.270%, 6/30/11	United States	2,991,612	3,024,957
Regal Cinemas Inc., Term Loan B, 5.240%, 11/10/10	United States	3,079,633	3,111,070
Resolution Europe BV Hexion, Tranche B-2, 5.875%, 5/31/12	Netherlands	1,057,930	1,071,155
Sealy Mattress Co., Term Loan D, 4.940%-5.090%, 4/06/12	United States	2,588,246	2,606,040
Stile Acquisition Corp., Term Loan, 5.210%-5.490%, 4/05/13	Canada	1,139,030	1,138,713
Stile U.S. Acquisition Corp.(Masonite), Term Loan, 5.210%-5.490%, 4/05/13	United States	1,140,970	1,140,653
[c]The William Carter Co., Term Loan B, 7.000%,6/27/12	United States	559,300	567,340
UPC Financing Partnership, Term Loan H2, 6.254%, 9/30/12	Netherlands	2,200,000	2,201,987

Total Senior Floating Rate Interests (Cost $43,023,965)			43,006,431

Bonds 42.7%
Commercial Services 1.3%
JohnsonDiversey Inc., senior sub. note, B, 9.625%, 5/15/12	United States	1,900,000	1,938,000
JohnsonDiversey Holdings Inc., senior disc, note, zero cpn. to 5/17/07, 10.67% thereafter, 5/15/13	United States	1,200,000	859,500
Lamar Media Corp., senior sub. note, 7.25%, 1/01/13	United States	2,900,000	3,074,000
R. R. Donnelley & Sons Co., 144A, 5.50%, 5/15/15	United States	2,900,000	2,949,518

			8,821,018

Communications 4.4%
Dobson Cellular Systems Inc., secured note, 144A, 9.875%, 11/01/12	United States	2,800,000	2,968,000
Inmarsat Finance PLC, senior note, 7.625%, 6/30/12	United Kingdom	2,500,000	2,650,000
Inmarsat Finance PLC, zero cpn. to 11/15/08, 10.375% thereafter, 11/15/12	United Kingdom	600,000	474,000
Intelsat Bermuda Ltd., senior note, 144A, 8.25%, 1/15/13	Bermuda	1,900,000	1,971,250

FSI-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[d]	VALUE
Bonds (cont.)
Communications (cont.)
Intelsat Ltd., senior note, 6.50%, 11/01/13	Bermuda	$1,400,000	$1,141,000
MCI Inc., senior note, 7.688%, 5/01/09	United States	1,200,000	1,252,500
MCI Inc., senior note, 8.735%, 5/01/14	United States	712,000	800,110
Millicom International Cellular SA, senior note, 10.00%, 12/01/13	Luxembourg	2,700,000	2,700,000
Nextel Communications Inc., senior note, 7.375%, 8/01/15	United States	3,200,000	3,472,000
Qwest Communications International Inc., senior note, 144A, 7.50%, 2/15/14	United States	700,000	665,875
Qwest Communications International Inc., senior note, 7.50%, 2/15/14	United States	3,200,000	3,044,000
Rogers Wireless Communications Inc., senior secured note, 7.25%, 12/15/12	Canada	2,800,000	3,038,000
Time Warner Telecom Holdings Inc., senior note, 9.25%, 2/15/14	United States	1,800,000	1,746,000
Time Warner Telecom Holdings Inc., senior note, 144A, 9.25%, 2/15/14	United States	600,000	582,000
Verizon New York Inc., senior deb., A, 6.875%, 4/01/12	United States	3,200,000	3,541,367

			30,046,102

Consumer Durables 1.6%
D.R. Horton Inc., senior note, 8.50%, 4/15/12	United States	3,300,000	3,613,586
Ford Motor Credit Co., senior note, 7.25%, 10/25/11	United States	1,400,000	1,348,842
General Motors Acceptance Corp., 7.25%, 3/02/11	United States	2,500,000	2,346,825
General Motors Acceptance Corp., 6.875%, 8/28/12	United States	900,000	825,002
William Lyon Homes Inc., senior note, 7.625%, 12/15/12	United States	2,600,000	2,496,000

			10,630,255

Consumer Non-Durables 1.3%
Rayovac Corp., senior sub. note, 144A, 7.375%, 2/01/15	United States	3,000,000	2,917,500
Smithfield Foods Inc., senior note, 7.00%, 8/01/11	United States	1,600,000	1,692,000
Smithfield Foods Inc., senior note, 7.75%, 5/15/13	United States	1,500,000	1,642,500
Tyson Foods Inc., senior note, 8.25%, 10/01/11	United States	2,200,000	2,612,392

			8,864,392

Consumer Services 10.1%
[e]Adelphia Communications Corp., senior note, 10.875%, 10/01/10	United States	1,600,000	1,400,000
Advanstar Communications Inc., senior secured note, 10.75%, 8/15/10	United States	2,200,000	2,414,500
AMC Entertainment Inc., B, senior note, 8.625%, 8/15/12	United States	1,100,000	1,133,000
AMC Entertainment Inc., senior sub. note, 9.875%, 2/01/12	United States	1,500,000	1,496,250
Boyd Gaming Corp., senior sub. note, 6.75%, 4/15/14	United States	3,000,000	3,090,000
Cablevision Systems Corp., senior note, B, 8.00%, 4/15/12	United States	1,500,000	1,477,500
CanWest Media Inc., senior note, B, 7.625%, 4/15/13	Canada	2,100,000	2,257,500
CanWest Media Inc., senior sub. note, 10.625%, 5/15/11	Canada	700,000	767,375
Cendant Corp., senior note, 7.375%, 4/15/13	United States	2,400,000	2,751,946
Charter Communications Holdings II, senior note, 10.25%, 9/15/10	United States	2,800,000	2,845,500
Charter Communications Holdings LLC, senior disc. note, 9.92%, 4/01/11	United States	800,000	588,000
Clear Channel Communications Inc., senior note, 5.75%, 1/15/13	United States	3,100,000	3,033,595
Comcast Corp., 5.65%, 6/15/35	United States	3,400,000	3,397,909
CSC Holdings Inc., senior deb., 7.625%, 7/15/18	United States	2,100,000	2,037,000
Dex Media East LLC, senior sub. note, B, 12.125%, 11/15/12	United States	668,000	803,270
Dex Media West LLC, senior sub. note, 9.875%, 8/15/13	United States	2,000,000	2,290,000
DIRECTV Holdings LLC/Financing Co., senior note, 144A, 6.375%, 6/15/15	United States	1,000,000	1,000,000
DIRECTV Holdings LLC, senior note, 8.375%, 3/15/13	United States	1,621,000	1,803,362
EchoStar DBS Corp., senior note, 6.375%, 10/01/11	United States	3,000,000	2,988,750
[b]Emmis Communications Corp., senior note, 144A, FRN, 9.3143%, 6/15/12	United States	400,000	409,000
Emmis Operating Co., senior sub. note, 6.875%, 5/15/12	United States	2,600,000	2,587,000
Harrah’s Operating Co. Inc., senior note, 5.50%, 7/01/10	United States	2,500,000	2,582,907

FSI-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[d]		VALUE
Bonds (cont.)
Consumer Services (cont.)
Interactive Corp., 7.00%, 1/15/13	United States	$2,600,000		$2,776,379
Lighthouse International Co. SA, senior note, 144A, 8.00%, 4/30/14	Italy	2,600,000	EUR	3,260,028
LIN Television Corp., senior sub. note, 6.50%, 5/15/13	United States	3,000,000		2,865,000
News America Inc., 5.30%, 12/15/14	United States	3,000,000		3,083,730
Park Place Entertainment Corp., senior sub. note, 9.375%, 2/15/07	United States	1,700,000		1,831,750
Pinnacle Entertainment Inc., senior sub. note, 8.75%, 10/01/13	United States	2,800,000		2,982,000
Quebecor Media Inc., senior disc. note, zero cpn. to 7/15/06,13.75% thereafter, 7/15/11	Canada	1,900,000		1,921,375
Royal Caribbean Cruises Ltd., senior deb., 7.25%, 3/15/18	United States	3,400,000		3,757,000
Station Casinos Inc., senior note, 6.00%, 4/01/12	United States	800,000		816,000
Station Casinos Inc., senior sub. note, 6.50%, 2/01/14	United States	700,000		717,500
Station Casinos Inc., senior sub. note, 6.875%, 3/01/16	United States	1,600,000		1,652,000

				68,817,126

Electronic Technology 1.6%
Flextronics International Ltd., senior sub. note, 6.50%, 5/15/13	Singapore	600,000		624,000
Flextronics International Ltd., senior sub. note, 6.25%, 11/15/14	Singapore	2,400,000		2,394,000
L-3 Communications Corp., senior sub. note, 5.875%, 1/15/15	United States	3,100,000		3,022,500
Sanmina-SCI Corp., sub. note, 144A, 6.75%, 3/01/13	United States	1,700,000		1,632,000
Xerox Corp., senior note, 7.125%, 6/15/10	United States	3,100,000		3,313,125

				10,985,625

Energy Minerals 2.3%
Chesapeake Energy Corp., senior note, 144A, 6.375%, 6/15/15	United States	3,300,000		3,399,000
Kerr McGee Corp., 6.95%, 7/01/24	United States	2,800,000		2,907,164
Markwest Energy Partners LP, senior note, 144A, 6.875%, 11/01/14	United States	2,600,000		2,600,000
Peabody Energy Corp., senior note, B, 6.875%, 3/15/13	United States	3,000,000		3,195,000
Plains Exploration & Production Co., senior note, 7.125%, 6/15/14	United States	3,100,000		3,332,500

				15,433,664

Finance 0.7%
JP Morgan Chase & Co., sub. note, 5.75%, 1/02/13	United States	2,800,000		3,004,529
Lazard LLC, 144A, 7.125%, 5/15/15	United States	2,300,000		2,324,168

				5,328,697

Health Services 2.1%
Davita Inc., senior sub. note, 144A, 7.25%, 3/15/15	United States	3,200,000		3,304,000
Fresenius Medical Care Capital Trust II, 7.875%, 2/01/08	Germany	3,300,000		3,456,750
Tenet Healthcare Corp., senior note, 6.375%, 12/01/11	United States	3,100,000		2,968,250
United Surgical Partners International Inc., senior sub. note, 10.00%, 12/15/11	United States	1,800,000		1,989,000
Vanguard Health Holding Co. II LLC, senior sub. note, 9.00%, 10/01/14	United States	2,500,000		2,712,500

				14,430,500

Industrial Services 1.2%
Allied Waste North America Inc., B, senior secured note, 5.75%, 2/15/11	United States	700,000		658,000
Allied Waste North America Inc., senior secured note, 6.50%, 11/15/10	United States	1,700,000		1,683,000
Grant Prideco Escrow, senior note, 9.00%, 12/15/09	United States	2,500,000		2,750,000
Hanover Equipment Trust 01, senior secured note, B, 8.75%, 9/01/11	United States	2,800,000		2,989,000

				8,080,000

FSI-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[d]	VALUE
Bonds (cont.)
Non-Energy Minerals 0.8%
Glencore Funding LLC, 144A, 6.00%, 4/15/14	Switzerland	$2,500,000	$2,401,253
Novelis Inc., senior note, 144A, 7.25%, 2/15/15	Canada	3,300,000	3,328,875

			5,730,128

Process Industries 4.5%
Abitibi-Consolidated Inc., senior note, 8.375%, 4/01/15	Canada	3,100,000	3,177,500
BCP Crystal Holdings Corp., senior sub. note, 9.625%, 6/15/14	United States	3,000,000	3,375,000
Crown European Holdings SA, senior secured note, 10.875%, 3/01/13	United States	2,800,000	3,304,000
Georgia-Pacific Corp., senior note, 9.375%, 2/01/13	United States	2,900,000	3,295,125
JSG Funding PLC, senior sub. note, 144A, 7.75%, 4/01/15	Ireland	2,900,000	2,392,500
Lyondell Chemical Co., senior secured note, B, 9.875%, 5/01/07	United States	253,000	260,590
Nalco Co., senior sub. note, 8.875%, 11/15/13	United States	3,600,000	3,879,000
Owens-Brockway Glass Container Inc., senior note, 6.75%, 12/01/14	United States	3,000,000	3,048,750
PQ Corp., senior sub. note, 144A, 7.50%, 2/15/13	United States	2,600,000	2,567,500
Rhodia SA, senior note, 10.25%, 6/01/10	France	3,000,000	3,232,500
Stone Container Corp., senior note, 8.375%, 7/01/12	United States	2,400,000	2,436,000

			30,968,465

Producer Manufacturing 3.1%
Case New Holland Inc., senior note, 144A, 9.25%, 8/01/11	United States	3,400,000	3,587,000
[c]Commercial Vehicle Group Inc., senior note, 144A, 8.00%, 7/01/13	United States	1,600,000	1,636,000
Cummins Inc., senior note, 9.50%, 12/01/10	United States	1,700,000	1,878,500
Invensys PLC, senior note, 144A, 9.875%, 3/15/11	United Kingdom	2,500,000	2,400,000
Fimep SA, senior note, 10.50%, 2/15/13	France	2,500,000	2,862,500
Milacron Escrow Corp., senior secured note, 11.50%, 5/15/11	United States	2,100,000	2,215,500
Nortek Inc., senior sub. note, 8.50%, 9/01/14	United States	2,800,000	2,618,000
TRW Automotive Inc., senior note, 9.375%, 2/15/13	United States	3,600,000	4,005,000

			21,202,500

Real Estate Development 0.7%
EOP Operating LP, 4.75%, 3/15/14	United States	3,000,000	2,946,390
Forest City Enterprises Inc., senior note, 7.625%, 6/01/15	United States	2,200,000	2,365,000

			5,311,390

Real Estate Investment Trusts 0.5%
Host Marriott LP, senior note, 9.25%, 10/01/07	United States	2,200,000	2,387,000
Host Marriott LP, senior note, 7.00%, 8/15/12	United States	1,100,000	1,146,750

			3,533,750

Retail Trade 0.7%
Leslie’s Poolmart, senior note, 7.75%, 2/01/13	United States	1,900,000	1,928,500
Rite Aid Corp., senior note, 9.25%, 6/01/13	United States	2,800,000	2,730,000

			4,658,500

Technology Services 0.4%
UGS Corp., senior sub. note, 10.00%, 6/01/12	United States	2,500,000	2,787,500

Transportation 0.8%
CP Ships Ltd., senior note, 10.375%, 7/15/12	Canada	2,100,000	2,362,500
Laidlaw International Inc., senior note, 10.75%, 6/15/11	United States	2,400,000	2,812,032

			5,174,532

FSI-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[d]	VALUE
Bonds (cont.)
Utilities 4.6%
Allegheny Energy Supply Co. LLC, 144A, 8.25%, 4/15/12	United States	$3,100,000	$3,487,500
Calpine Corp., senior secured note, 144A, 8.50%, 7/15/10	United States	3,900,000	3,022,500
Centerpoint Energy Inc., senior note, 6.85%, 6/01/15	United States	1,600,000	1,793,131
Centerpoint Energy Inc., senior note, B, 7.25%, 9/01/10	United States	1,200,000	1,332,875
Dynegy Holdings Inc., senior secured note, 144A, 10.125%, 7/15/13	United States	3,300,000	3,745,500
El Paso Corp., senior note, 7.875%, 6/15/12	United States	1,700,000	1,759,500
El Paso Natural Gas Co., senior note, A, 7.625%, 8/01/10	United States	2,500,000	2,651,750
Midwest Generation LLC, senior secured note, 8.75%, 5/01/34	United States	2,200,000	2,475,000
Pacific Gas & Electric Co., first mortgage, 4.20%, 3/01/11	United States	2,600,000	2,557,246
Texas Genco LLC, senior note, 144A, 6.875%, 12/15/14	United States	3,000,000	3,172,500
TXU Corp., 144A, 5.55%, 11/15/14	United States	3,400,000	3,314,510
Utilicorp United Inc., senior note, 9.95%, 2/01/11	United States	1,900,000	2,071,000

			31,383,012

Total Bonds (Cost $285,888,195)			292,187,156

Convertible Bonds 0.4%
Electronic Technology 0.4%
Fairchild Semiconductor Corp., cvt., 5.00%, 11/01/08	United States	1,300,000	1,272,375
Liberty Media Corp. into Motorola, cvt., senior deb., 3.50%, 1/15/31	United States	1,800,000	1,602,000

Total Convertible Bonds (Cost $2,634,294)			2,874,375

Asset-Backed Securities 2.1%
Centex Home Equity Loan Trust, 1999-1, A4, 6.39%, 10/25/27	United States	11,910	11,891
Countrywide Asset-Backed Certificates, 2004-7, AF4, 4.774%, 8/25/32	United States	440,000	440,764
GE Capital Commercial Mortgage Corp., 2003-CI, A4, 4.819%, 1/10/38	United States	934,225	952,892
JP Morgan Chase Commercial Mortgage Sec Corp., 2004-CB9, A4, 5.38851%, 6/12/41	United States	2,796,445	2,994,299
JP Morgan Chase Commercial Mortgage Sec Corp., 2004-LN2, A2, 5.115%, 7/15/41	United States	412,616	428,253
Keystone Owner Trust, 1997-P3, M2, 144A, 7.98%, 12/25/24	United States	61,463	61,319
Morgan Stanley Auto Loan Trust, 2003-HB1, D, 144A, 5.50%, 4/15/11	United States	358,383	355,501
Morgan Stanley Capital I, 2004-IQ7, A4, 5.434316%, 6/15/38	United States	4,000,000	4,257,464
Popular ABS Mortgage Pass Through Trust, 2005-3, AF6, 4.759%, 7/25/35	United States	1,000,000	1,001,289
Residential Asset Securities Corp., 2002-KS8, A4, 4.58%, 11/25/30	United States	928,851	930,414
Residential Asset Securities Corp., 2004-KS1, AI4, 4.213%, 4/25/32	United States	500,000	498,885
Residential Funding Mortgage Securities II, 2005-HI1, A4, 4.70%, 8/25/34	United States	1,000,000	995,000
Wells Fargo Home Equity Trust, 2004-2, A15, 4.87%, 11/25/28	United States	1,070,000	1,076,258

Total Asset-Backed Securities (Cost $13,814,360)			14,004,229

Mortgage-Backed Securities 8.4%
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 4.4%
FHLMC, 4.674%, 1/01/33	United States	614,242	621,836
FHLMC 30 Year, 5.00%, 7/01/33	United States	579,800	579,981
FHLMC 30 Year, 7.00%, 9/01/21	United States	207,257	218,768
FHLMC Gold 15 Year, 4.50%, 10/01/18 - 9/01/19	United States	5,669,280	5,650,684
FHLMC Gold 15 Year, 5.00%, 12/01/17 - 9/01/19	United States	6,801,718	6,883,983
FHLMC Gold 15 Year, 5.50%, 7/01/17 - 7/01/19	United States	1,822,702	1,872,326
FHLMC Gold 15 Year, 6.00%, 5/01/17	United States	69,662	72,055
FHLMC Gold 15 Year, 6.50%, 5/01/16	United States	34,016	35,404
FHLMC Gold 30 Year, 5.00%, 4/01/34 - 4/01/34	United States	2,947,464	2,952,119
FHLMC Gold 30 Year, 5.50%, 3/01/33 - 6/01/35	United States	5,612,974	5,697,778
FHLMC Gold 30 Year, 6.00%, 4/01/33 - 8/01/34	United States	4,616,187	4,737,901
FHLMC Gold 30 Year, 6.50%, 12/01/23 - 7/01/32	United States	588,368	611,308

FSI-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[d]	VALUE
Mortgage-Backed Securities (cont.)
Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate (cont.)
FHLMC Gold 30 Year, 7.00%, 4/01/30 - 6/01/32	United States	$169,550	$178,608
FHLMC Gold 30 Year, 7.50%, 3/01/30 - 7/01/31	United States	14,460	15,488

			30,128,239

Federal National Mortgage Association (FNMA) Fixed Rate 2.3%
FNMA 15 Year, 4.485%, 4/01/20	United States	323,979	323,392
FNMA 15 Year, 4.50%, 6/01/19 - 3/01/20	United States	1,120,198	1,116,268
FNMA 15 Year, 4.641%, 12/01/34	United States	2,201,343	2,215,804
FNMA 15 Year, 5.00%, 10/01/17 - 6/01/18	United States	1,481,621	1,499,910
FNMA 15 Year, 5.50%, 10/01/16 - 1/01/18	United States	139,357	143,197
FNMA 15 Year, 6.00%, 4/01/16 - 7/01/16	United States	73,857	76,410
FNMA 15 Year, 7.00%, 5/01/12	United States	8,855	9,286
FNMA 30 Year, 5.00%, 4/01/34 - 5/01/34	United States	1,227,092	1,228,906
FNMA 30 Year, 5.50%, 8/01/33 - 12/01/34	United States	5,035,596	5,110,108
FNMA 30 Year, 6.00%, 6/01/34 - 10/01/34	United States	2,681,602	2,751,015
FNMA 30 Year, 6.50%, 6/01/28 - 9/01/32	United States	1,140,818	1,184,022
FNMA 30 Year, 7.00%, 2/01/29 - 1/01/32	United States	40,021	42,262
FNMA 30 Year, 7.50%, 9/01/31	United States	72,908	77,926

			15,778,506

Government National Mortgage Association (GNMA) Fixed Rate 1.7%
GNMA I SF 30 Year, 5.00%, 11/15/33 - 7/15/34	United States	3,116,699	3,145,777
GNMA I SF 30 Year, 5.50%, 12/15/32 - 9/15/34	United States	3,924,482	4,013,260
GNMA I SF 30 Year, 6.00%, 1/15/33	United States	372,715	384,859
GNMA I SF 30 Year, 6.50%, 11/15/31 - 2/20/34	United States	731,913	762,948
GNMA I SF 30 Year, 7.00%, 10/15/28 - 2/20/33	United States	967,683	1,021,256
GNMA I SF 30 Year, 7.50%, 1/20/28 - 4/20/32	United States	188,104	200,779
GNMA II SF 30 Year, 5.00%, 9/20/33 - 11/20/33	United States	831,405	836,634
GNMA II SF 30 Year, 6.00%, 11/20/34	United States	1,264,986	1,303,307
GNMA II SF 30 Year, 6.50%, 4/20/31	United States	13,005	13,546

			11,682,366

Total Mortgage-Backed Securities (Cost $57,473,130)			57,589,111

U.S. Government and Agency Securities 5.3%
Government Bonds 5.3%
FHLMC, 2.375%, 4/15/06	United States	1,700,000	1,682,340
FHLMC, 2.375%, 2/15/07	United States	300,000	293,445
FHLMC, 4.50%, 1/15/13	United States	580,000	594,579
FHLMC, 5.50%, 9/15/11	United States	300,000	323,106
FHLMC, 7.00%, 3/15/10	United States	300,000	338,703
FNMA, 4.25%, 5/15/09	United States	260,000	263,045
FNMA, 4.375%, 3/15/13	United States	1,600,000	1,628,698
FNMA, 5.00%, 1/15/07	United States	900,000	916,712
FNMA, 5.25%, 6/15/06	United States	900,000	912,581
FNMA, 5.25%, 1/15/09	United States	250,000	261,078
FNMA, 6.00%, 12/15/05	United States	500,000	505,437
FNMA, 6.00%, 05/15/11	United States	500,000	550,582
FNMA, 6.625%, 11/15/10	United States	350,000	393,614
U.S. Treasury Bond, 4.875%, 2/15/12	United States	2,000,000	2,124,688
U.S. Treasury Bond, 6.125%, 11/15/27	United States	150,000	189,481
U.S. Treasury Note, 1.625%, 10/31/05	United States	700,000	696,445

FSI-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[d]		VALUE
U.S. Government and Agency Securities (cont.)
Government Bonds (cont.)
U.S. Treasury Note, 2.00%, 5/15/06	United States	$1,000,000		$987,501
U.S. Treasury Note, 3.00%, 12/31/06	United States	1,430,000		1,417,320
U.S. Treasury Note, 3.00%, 11/15/07	United States	1,500,000		1,478,673
U.S. Treasury Note, 3.125%, 5/15/07	United States	2,500,000		2,477,150
U.S. Treasury Note, 3.125%, 9/15/08	United States	1,500,000		1,475,040
U.S. Treasury Note, 3.25%, 1/15/09	United States	4,900,000		4,831,670
U.S. Treasury Note, 3.375%, 10/15/09	United States	340,000		335,325
U.S. Treasury Note, 3.50%, 12/15/09	United States	2,500,000		2,477,248
U.S. Treasury Note, 4.00%, 11/15/12	United States	150,000		151,729
U.S. Treasury Note, 4.25%, 11/15/13	United States	2,000,000		2,049,454
U.S. Treasury Note, 4.375%, 8/15/12	United States	3,170,000		3,288,628
U.S. Treasury Note, 4.75%, 5/15/14	United States	1,000,000		1,061,407
U.S. Treasury Note, 5.00%, 8/15/11	United States	1,900,000		2,026,247
U.S. Treasury Note, 5.625%, 5/15/08	United States	600,000		631,828

Total U.S. Government and Agency Securities (Cost $36,068,412)				36,363,754

Foreign Government and Agency Securities 30.3%
[b]Republic of Argentina, FRN, 3.01%, 8/03/12	Argentina	13,230,000		11,883,658
New South Wales Treasury Corp., 6.50%, 5/01/06	Australia	2,123,000	AUD	1,631,597
New South Wales Treasury Corp., 8.00%, 3/01/08	Australia	2,501,000	AUD	2,027,785
New South Wales Treasury Corp., 6.00%, 5/01/12	Australia	1,570,000	AUD	1,239,653
Queensland Treasury Corp., 6.00%, 7/14/09	Australia	3,820,000	AUD	2,988,436
Queensland Treasury Corp., 6.00%, 8/14/13	Australia	1,220,000	AUD	972,731
Queensland Treasury Corp., 6.00%, 10/14/15	Australia	1,280,000	AUD	1,023,363
Republic of Austria, 4.00%, 7/15/09	Austria	1,010,000	EUR	1,298,574
Republic of Austria, 5.00%, 7/15/12	Austria	40,000	EUR	54,976
Republic of Austria, 4.65%, 1/15/18	Austria	500,000	EUR	686,188
Kingdom of Belgium, 4.75%, 9/28/06	Belgium	420,000	EUR	525,104
Kingdom of Belgium, 5.00%, 9/28/12	Belgium	790,000	EUR	1,088,431
[b]Republic of Brazil, FRN, 4.3125%, 4/15/12	Brazil	189,414		182,371
[b]Republic of Brazil, RG, FRN, 4.3125%, 4/15/12	Brazil	3,005,921		2,908,241
Government of Canada, 3.00%, 6/01/06	Canada	7,660,000	CAD	6,270,058
Government of Canada, 3.25%, 12/01/06	Canada	8,030,000	CAD	6,597,237
Government of Canada, 5.25%, 6/01/12	Canada	160,000	CAD	143,493
Kingdom of Denmark, 5.00%, 8/15/05	Denmark	1,729,000	DKK	281,669
Kingdom of Denmark, 3.00%, 11/15/06	Denmark	4,400,000	DKK	723,764
Kingdom of Denmark, 6.00%, 11/15/09	Denmark	2,390,000	DKK	445,979
Kingdom of Denmark, 5.00%, 11/15/13	Denmark	4,690,000	DKK	879,239
Government of Finland, 5.00%, 7/04/07	Finland	610,000	EUR	780,193
Government of Finland, 5.75%, 2/23/11	Finland	50,000	EUR	70,379
Government of France, 3.00%, 7/12/08	France	1,000,000	EUR	1,239,327
Government of France, 4.00%, 10/25/09	France	943,000	EUR	1,215,453
Federal Republic of Germany, 3.75%, 1/04/09	Germany	1,070,000	EUR	1,358,846
Hellenic Republic, 4.65%, 4/19/07	Greece	190,000	EUR	240,228
Hellenic Republic, 6.50%, 10/22/19	Greece	300,000	EUR	478,541
Government of Indonesia, 11.00%, 10/15/14	Indonesia	1,800,000,000	IDR	182,720
Indonesia Recapital Bond, 14.00%, 6/15/09	Indonesia	5,750,000,000	IDR	650,262
Indonesia Recapital Bond, 13.15%, 3/15/10	Indonesia	13,925,000,000	IDR	1,538,427
Indonesia Recapital Bond, 14.25%, 6/15/13	Indonesia	25,580,000,000	IDR	3,007,484
Indonesia Recapital Bond, 14.275%, 12/15/13	Indonesia	26,937,000,000	IDR	3,209,808
Government of Italy, 4.50%, 5/01/09	Italy	160,000	EUR	208,448

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Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[d]		VALUE
Foreign Government and Agency Securities (cont.)
Government of Italy, 5.50%, 11/01/10	Italy	43,000	EUR	$59,351
Government of Malaysia, 4.305%, 2/27/09	Malaysia	19,900,000	MYR	5,427,568
Government of Malaysia, 4.032%, 9/15/09	Malaysia	8,500,000	MYR	2,294,441
United Mexican States, 8.375%, 1/14/11	Mexico	3,865,000		4,501,952
[b]United Mexican States, FRN, 3.84%, 1/13/09	Mexico	1,480,000		1,501,460
Government of Netherlands, 5.75%, 2/15/07	Netherlands	90,000	EUR	115,313
Government of Netherlands, 3.75%, 7/15/09	Netherlands	80,000	EUR	101,925
Government of Netherlands, 5.00%, 7/15/12	Netherlands	250,000	EUR	344,017
Government of Netherlands, 4.25%, 7/15/13	Netherlands	90,000	EUR	118,837
Government of New Zealand, 6.50%, 2/15/06	New Zealand	1,050,000	NZD	731,321
Government of New Zealand, 8.00%, 11/15/06	New Zealand	2,710,000	NZD	1,933,505
Government of New Zealand, 7.00%, 7/15/09	New Zealand	4,590,000	NZD	3,323,701
Government of New Zealand, 6.00%, 11/15/11	New Zealand	1,600,000	NZD	1,128,835
Government of New Zealand, 6.50%, 4/15/13	New Zealand	4,010,000	NZD	2,928,183
Kingdom of Norway, 6.75%, 1/15/07	Norway	66,025,000	NOK	10,759,297
Republic of Panama, 8.875%, 9/30/27	Panama	95,000		113,763
Republic of Panama, 9.375%, 4/01/29	Panama	75,000		92,925
Republic of Peru, 9.125%, 1/15/08	Peru	10,000		11,110
Republic of Peru, 9.875%, 2/06/15	Peru	410,000		507,631
[b]Republic of Peru, FRN, 5.00%, 3/07/17	Peru	2,895,000		2,738,532
Republic of Philippines, 9.875%, 3/16/10	Philippines	100,000		111,325
Republic of Philippines, 9.00%, 2/15/13	Philippines	6,610,000		7,015,524
Republic of Poland, 8.50%, 5/12/07	Poland	5,300,000	PLN	1,699,184
Republic of Poland, 6.00%, 5/24/09	Poland	26,370,000	PLN	8,272,461
Republic of Poland, 6.25%, 10/24/15	Poland	7,700,000	PLN	2,597,721
Republic of Poland, 5.75%, 9/23/22	Poland	6,900,000	PLN	2,288,772
Russian Federation, Reg S, 5.00% to 3/31/07, 7.50% thereafter, 3/31/30	Russia	5,975,000		6,685,248
Republic of Singapore, 4.00%, 3/01/07	Singapore	7,700,000	SGD	4,721,461
Republic of Slovakia, Strip, 1/14/07	Slovak Republic	177,800,000	SKK	5,402,801
Republic of Slovakia, 4.80%, 4/14/09	Slovak Republic	28,700,000	SKK	973,287
Republic of Slovakia, 7.50%, 3/13/12	Slovak Republic	59,000,000	SKK	2,348,804
Republic of Slovakia, 4.90%, 2/11/14	Slovak Republic	7,300,000	SKK	258,892
Republic of Slovakia, 5.30%, 5/12/19	Slovak Republic	42,200,000	SKK	1,590,242
Korea Treasury Bond, 4.50%, 3/05/06	South Korea	3,500,000,000	KRW	3,400,454
Korea Treasury Bond, 4.50%, 9/03/06	South Korea	1,000,000,000	KRW	973,639
Korea Treasury Bond, 6.90%, 1/16/07	South Korea	2,040,000,000	KRW	2,058,692
Korea Treasury Bond, 4.75%, 3/12/08	South Korea	8,200,000,000	KRW	8,075,958
Korea Treasury Bond, 4.50%, 9/09/08	South Korea	600,000,000	KRW	587,801
Korea Treasury Bond, 3.75%, 9/10/07	South Korea	2,500,000,000	KRW	2,375,749
Government of Spain, 10.15%, 1/31/06	Spain	58,000	EUR	73,404
Government of Spain, 4.80%, 10/31/06	Spain	100,000	EUR	125,445
Government of Spain, 6.00%, 1/31/08	Spain	260,000	EUR	344,784
Government of Spain, 5.15%, 7/30/09	Spain	210,000	EUR	281,085
Government of Spain, 5.00%, 7/30/12	Spain	350,000	EUR	481,687
Kingdom of Sweden, 3.50%, 4/20/06	Sweden	11,250,000	SEK	1,461,727
Kingdom of Sweden, 8.00%, 8/15/07	Sweden	21,100,000	SEK	3,043,407
Kingdom of Sweden, 6.50%, 05/05/08	Sweden	2,400,000	SEK	345,156
Kingdom of Sweden, 5.00%, 1/28/09	Sweden	13,685,000	SEK	1,922,054
Kingdom of Sweden, 5.50%, 10/08/12	Sweden	17,490,000	SEK	2,645,802
[g]Kingdom of Sweden, Index Linked, 3.50%, 12/01/15	Sweden	25,200,000	SEK	4,209,201
Thailand Government Bond, 8.50%, 10/14/05	Thailand	275,700,000	THB	6,780,098

FSI-18

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Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[d]		VALUE
Foreign Government and Agency Securities (cont.)
Thailand Government Bond, 8.00%, 12/08/06	Thailand	146,050,000	THB	$3,782,167
Thailand Government Bond, 4.125%, 2/12/08	Thailand	17,000,000	THB	420,557
Thailand Government Bond, 8.50%, 12/08/08	Thailand	14,000,000	THB	394,541
[f]Thailand Treasury Bill, 3/09/06	Thailand	14,100,000	THB	334,772
[b]Republic of Ukraine, FRN, 6.365%, 8/05/09	Ukraine	1,675,000		1,809,000
Republic of Ukraine, Reg S, 6.875%, 03/04/11	Ukraine	390,000		411,694
Republic of Ukraine, Reg S, 7.65%, 06/11/13	Ukraine	2,150,000		2,375,750
Republic of Ukraine, 144A, 6.875%, 3/04/11	Ukraine	1,730,000		1,826,231
Republic of Ukraine, 144A, 7.65%, 6/11/13	Ukraine	3,800,000		4,193,300
Republic of Venezuela, 10.75%, 9/19/13	Venezuela	540,000		633,420
Republic of Venezuela, 9.25%, 9/15/27	Venezuela	1,377,000		1,449,293
[b]Republic of Venezuela, FRN, 4.15%, 4/20/11	Venezuela	9,430,000		8,675,600
[b]Socialist Republic of Vietnam, FRN, 4.0625%, 3/12/16	Vietnam	717,391		683,077

Total Foreign Government and Agency Securities (Cost $195,464,453)				206,907,597

Total Long Term Investments (Cost $639,262,684)				657,508,546

Short Term Investments 1.5%
Foreign Government Securities 0.5%
[f]Bank of Thailand Bond, 2/23/06	Thailand	50,900,000	THB	1,211,869
[f]Norwegian Treasury Bill, 9/21/05	Norway	16,600,000	NOK	2,529,510

Total Foreign Government Securities (Cost $4,000,215)				3,741,379

Total Investments before Money Fund (Cost $643,262,899)				661,249,925

Money Fund (Costs $6,531,450) 1.0%
[h]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	6,531,450		6,531,450

Total Investments (Cost $649,794,349) 97.7%				667,781,375
Other Assets, less Liabilities 2.3%				15,870,884

Net Assets 100.0%				$683,652,259

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro

IDR - Indonesian Rupiah

KRW - South Korean Won

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN - Polish Zloty

SEK - Swedish Krona

SGD - Singapore Dollar

SKK - Slovak Koruna

THB - Thai Baht

FSI-19

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FRANKLIN STRATEGIC INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

Selected Portfolio Abbreviations

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

FRN - Floating Rate Note

GNMA - Government National Mortgage Association

PLC - Public Limited Co.

SF - Single Family

[a]	See Note 1(f) regarding senior floating rate interests.
[b]	The coupon rate shown represents the rate at period end.
[c]	See Note 1(c) regarding securities purchased on a when-issued or delayed delivery basis.
[d]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[e]	Defaulted securities. See Note 8.
[f]	A portion or all of the security is traded on a discount basis with no stated coupon rate.
[g]	The redemption price at maturity is adjusted for changes in underlying inflation index. See Note 1(h).
[h]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.

FSI-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

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Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$643,262,899
Cost - Sweep Money Fund (Note 7)	6,531,450

Total cost of investments	$649,794,349

Value - Unaffiliated issuers	$661,249,925
Value - Sweep Money Fund (Note 7)	6,531,450

Total value of investments	667,781,375
Cash	3,424,326
Receivables:
Investment securities sold	702,924
Capital shares sold	10,818,463
Dividends and interest	9,981,346

Total assets	692,708,434

Liabilities:
Payables:
Investment securities purchased	8,649,337
Affiliates	327,940
Other liabilities	78,898

Total liabilities	9,056,175

Net assets, at value	$683,652,259

Net assets consist of:
Undistributed net investment income	$11,098,925
Net unrealized appreciation (depreciation)	17,976,487
Accumulated net realized gain (loss)	6,897,119
Paid-in capital	647,679,728

Net assets, at value	$683,652,259

Class 1:
Net assets, at value	$666,820,378

Shares outstanding	54,432,579

Net asset value and offering price per share	$12.25

Class 2:
Net assets, at value	$16,831,881

Shares outstanding	1,390,833

Net asset value and offering price per share	$12.10

See notes to financial statements.

FSI-21

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Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends:
Unaffiliated issuers	$120,408
Sweep Money Fund (Note 7)	122,402
Interest	17,978,483

Total investment income	18,221,293

Expenses:
Management fees (Note 3a)	1,236,284
Administrative fees (Note 3b)	615,733
Distribution fees - Class 2 (Note 3c)	7,012
Unaffiliated transfer agent fees	2,152
Custodian fees (Note 4)	67,528
Reports to shareholders	40,669
Professional fees	12,010
Trustees’ fees and expenses	1,267
Other	23,347

Total expenses	2,006,002
Expense reductions (Note 4)	(1,439)

Net expenses	2,004,563

Net investment income	16,216,730

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	7,207,595
Foreign currency transactions	(127,614)

Net realized gain (loss)	7,079,981

Net change in unrealized appreciation (depreciation) on:
Investments	(21,119,198)
Translation of assets and liabilities denominated in foreign currencies	(172,620)

Net change in unrealized appreciation (depreciation)	(21,291,818)

Net realized and unrealized gain (loss)	(14,211,837)

Net increase (decrease) in net assets resulting from operations	$2,004,893

See notes to financial statements.

FSI-22

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Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$16,216,730	$25,414,663
Net realized gain (loss) from investments and foreign currency transactions	7,079,981	7,299,444
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(21,291,818)	14,971,004

Net increase (decrease) in net assets resulting from operations	2,004,893	47,685,111

Distributions to shareholders from:
Net investment income:
Class 1	(30,614,473)	(14,618,436)
Class 2	(296,661)	(104,257)
Net realized gains:
Class 1	(5,032,795)	(589,602)
Class 2	(50,111)	(4,270)

Total distributions to shareholders	(35,994,040)	(15,316,565)

Capital share transactions: (Note 2)
Class 1	129,411,605	178,968,891
Class 2	12,505,932	2,598,363

Total capital share transactions	141,917,537	181,567,254
Net increase (decrease) in net assets	107,928,390	213,935,800
Net assets:
Beginning of period	575,723,869	361,788,069

End of period	$683,652,259	$575,723,869

Undistributed net investment income included in net assets:
End of period	$11,098,925	$25,793,329

See notes to financial statements.

FSI-23

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Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin Strategic Income Securities Fund (the Fund) included in this report is non-diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 97.49% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from loan dealers and other financial institutions, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services use independent market quotations from loan dealers or financial institutions and may incorporate valuation methodologies that consider multiple bond characteristics such as dealer quotes, issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

FSI-24

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FRANKLIN STRATEGIC INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery, or TBA Basis

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

f. Senior Floating Rate Interests

Senior secured corporate loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the London InterBank Offered Rate (LIBOR). Senior secured corporate loans often require prepayment of principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially less than the stated maturity.

FSI-25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

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Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Senior Floating Rate Interests (cont.)

Senior secured corporate loans in which the Fund invests are generally readily marketable, but may be subject to some restrictions on resale.

g. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

h. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Inflation-indexed bonds are fixed-income securities whose principal amount or redemption price at maturity is adjusted to the rate of inflation. Interest is accrued based on the inflation adjusted principal amount. Any increase in the principal amount of an inflation-indexed bond, which is received upon maturity, is recorded as interest income.

i. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

j. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	7,602,066	$97,435,195	13,655,449	$168,180,688
Shares issued in reinvestment of distributions	2,924,304	35,647,268	1,305,411	15,208,038
Shares redeemed	(287,867)	(3,670,858)	(365,831)	(4,419,835)

Net increase (decrease)	10,238,503	$129,411,605	14,595,029	$178,968,891

Class 2 Shares:
Shares sold	1,013,183	$12,354,750	271,535	$3,332,844
Shares issued in reinvestment of distributions	28,778	346,772	9,404	108,527
Shares redeemed	(15,611)	(195,590)	(69,205)	(843,008)

Net increase (decrease)	1,026,350	$12,505,932	211,734	$2,598,363

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.425%	Up to and including $500 million
0.325%	Over $500 million, up to and including $1 billion
0.280%	Over $1 billion, up to and including $1.5 billion
0.235%	Over $1.5 billion, up to and including $6.5 billion
0.215%	Over $6.5 billion, up to and including $11.5 billion
0.200%	Over $11.5 billion, up to and including $16.5 billion
0.190%	Over $16.5 billion, up to and including $19 billion
0.180%	Over $19 billion, up to and including $21.5 billion
0.170%	In excess of $21.5 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services of 0.20% per year of the Fund’s average daily net assets.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had deferred capital losses and deferred ordinary income losses occurring subsequent to October 31, 2004 of $166,730 and $136,543, respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$653,240,268

Unrealized appreciation	22,805,944
Unrealized depreciation	(8,264,837)

Net unrealized appreciation (depreciation)	$14,541,107

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions, mortgage dollar rolls, paydown losses, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $240,332,475 and $127,297,098, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. CREDIT RISK AND DEFAULTED SECURITIES

The Fund has 54.42% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June 30,2005, the value of these securities was $1,400,000, representing 0.20% of the Fund’s net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN STRATEGIC INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

9. REGULATORY MATTERS (cont.)

Other Legal Proceedings (cont.)

Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FSI-30

FRANKLIN U.S. GOVERNMENT FUND

This semiannual report for Franklin U.S. Government Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin U.S. Government Fund – Class 1 delivered a +2.00% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin U.S. Government Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FUS-1

Fund Goal and Main Investments: Franklin U.S. Government Fund seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities, primarily fixed and variable rate mortgage-backed securities, a substantial portion of which are Ginnie Maes.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund compared favorably to the Lehman Brothers U.S. Intermediate Government Bond Index’s 1.62% return, but underperformed the Lipper VIP General U.S. Government Funds Objective Average’s 2.95% return for the same period.1

Economic and Market Overview

Overall domestic economic growth remained healthy during the reporting period. Approximately two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers’ ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past six months, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.7% (not adjusted for inflation) in June 2005 compared with the same month a year earlier, which supported U.S. economic growth.2

Business spending also rose during the reporting period, contributing to economic growth. For example, in the first and second quarters of 2005, nonresidential investment spending rose 5.7% and 9.0%.2 Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

Energy prices rose significantly, as oil prices hit a record of $60.54 a barrel on June 27.3 Inflation remained relatively contained for the

1. Sources: Standard & Poor’s Micropal; Lipper Inc. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

3. Source: Bloomberg Energy/Commodity Service.

Fund Risks: Interest rate movements and mortgage prepayment rates may impact the Fund’s share price and yield. Thus as the prices of bonds in the Fund’s portfolio adjust to a rise in interest rates, the Fund’s share price may decline. U.S. government securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government, its agencies or instrumentalities as to the timely payment of principal and interest. The Fund’s yield and share price are not guaranteed and will fluctuate with market conditions. The Fund’s prospectus also includes a description of the main investment risks.

FUS-2

12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI), excluding volatile food and energy costs. This increase was below the core CPI’s 10-year average of 2.3%.4 However, acknowledging the economy’s strength as well as potential inflationary pressure from high energy prices, the Federal Reserve Board raised the federal funds target rate to 3.25% from 2.25% during the reporting period and indicated possible “measured” increases for the second half of 2005. During the period, the yield curve flattened, as the 10-year U.S. Treasury yield fell while those of shorter-maturity Treasuries rose. At period-end, the 10-year Treasury yielded 3.94%.

Investment Strategy

We seek to buy, and hold, high-quality income securities. Using this straightforward approach, we seek to produce current income with a high degree of credit safety from a conservatively managed portfolio of U.S. government securities. Analyzing securities using proprietary and non-proprietary research, we seek to identify attractive investment opportunities.

Manager’s Discussion

Based on our research, we believe mortgage-backed securities and agency securities offer attractive risk-adjusted returns. In the mortgage-backed securities sector, we used our research seeking to uncover areas of the markets where we thought mortgage risk may have offered value. We looked at instruments across the coupon spectrum. In the agency arena, we maintained our positions as we thought they remained attractive core holdings, based on our strategy. The income premium provided by these debentures can help the sector achieve strong risk-adjusted returns across cycles.

Thank you for your participation in Franklin U.S. Government Fund. We look forward to serving your future investment needs.

4. Source: Bureau of Labor Statistics.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FUS-3

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin U.S. Government Fund – Class 1

FUS-4

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,020.00	$2.65
Hypothetical (5% return before expenses)	$1,000	$1,022.17	$2.66

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.53%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FUS-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001		2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.99		$13.22	$13.61	$13.16	$13.16		$11.78

Income from investment operations:
Net investment income[a]	0.27		0.51	0.51	0.71	0.80	[e]	0.79
Net realized and unrealized gains (losses)	(0.01)		(0.05)	(0.18)	0.57	0.17	[e]	0.60

Total from investment operations	0.26		0.46	0.33	1.28	0.97		1.39

Less distributions from net investment income	(0.58)		(0.69)	(0.72)	(0.83)	(0.97)		(0.01)

Net asset value, end of period	$12.67		$12.99	$13.22	$13.61	$13.16		$13.16

Total return[b]	2.00%		3.71%	2.43%	10.08%	7.62%		11.82%
Ratios/supplemental data
Net assets, end of period (000’s)	$238,736		$259,833	$311,864	$382,663	$392,453		$424,513
Ratios to average net assets:
Expenses	0.53%	[d]	0.54%	0.53%	0.54%	0.53%		0.52%
Net investment income	4.20%	[d]	3.90%	3.79%	5.34%	6.06%	[e]	6.48%
Portfolio turnover rate	16.15%		75.93%	72.09%	86.86%	35.94%		6.28%
Portfolio turnover rate excluding mortgage dollar rolls[c]	12.39%		33.63%	23.26%	38.47%	29.09%		—

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	See Note 1(d) regarding mortgage dollar rolls.
[d]	Annualized.
[e]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

Net investment income per share	$0.016
Net realized and unrealized gains per share	(0.016)
Ratio of net investment income to average net assets	0.12%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

FUS-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001		2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.84		$13.08	$13.49	$13.08	$13.11		$11.78

Income from investment operations:
Net investment income[a]	0.25		0.47	0.46	0.66	0.75	[e]	0.77
Net realized and unrealized gains (losses)	(0.02)		(0.04)	(0.16)	0.57	0.18	[e]	0.57

Total from investment operations	0.23		0.43	0.30	1.23	0.93		1.34

Less distributions from net investment income	(0.55)		(0.67)	(0.71)	(0.82)	(0.96)		(0.01)

Net asset value, end of period	$12.52		$12.84	$13.08	$13.49	$13.08		$13.11

Total return[b]	1.83%		3.48%	2.21%	9.77%	7.37%		11.39%
Ratios/supplemental data
Net assets, end of period (000’s)	$361,577		$332,373	$240,047	$136,875	$23,356		$3,961
Ratios to average net assets:
Expenses	0.78%	[d]	0.79%	0.78%	0.79%	0.78%		0.77%
Net investment income	3.95%	[d]	3.65%	3.54%	5.09%	5.69%	[e]	6.22%
Portfolio turnover rate	16.15%		75.93%	72.09%	86.86%	35.94%		6.28%
Portfolio turnover rate excluding mortgage dollar rolls[c]	12.39%		33.63%	23.26%	38.47%	29.09%		—

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	See Note 1(d) regarding mortgage dollar rolls.
[d]	Annualized.
[e]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide of Investment Companies and began recording all paydown gains and losses as part of investment income, as required. The effect of this change was as follows:

Net investment income per share	$0.016
Net realized and unrealized gains per share	(0.016)
Ratio of net investment income to average net assets	0.12%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

FUS-7

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Statement of Investments, June 30, 2005 (unaudited)

	PRINCIPAL AMOUNT	VALUE
Long Term Investments 95.8%
Mortgage-Backed Securities 73.8%
Federal Home Loan Mortgage Corp. (FHLMC) Adjustable Rate 0.2%
FHLMC, 4.436%, 2/01/19	$648,956	$664,874
FHLMC, 4.457%, 6/01/22	575,721	586,992

		1,251,866

Federal Home Loan Mortgage Corp. (FHLMC) Fixed Rate 11.0%
FHLMC Gold 15 Year, 6.50%, 6/01/08 - 7/01/08	312,950	323,523
FHLMC Gold 30 Year, 5.00%, 9/01/33 - 4/01/34	13,461,988	13,485,983
FHLMC Gold 30 Year, 5.50%, 7/01/33 - 1/01/35	21,024,435	21,339,098
FHLMC Gold 30 Year, 6.00%, 1/01/24 - 8/01/34	16,428,599	16,867,382
FHLMC Gold 30 Year, 6.50%, 11/01/23 - 7/01/32	5,142,035	5,343,807
FHLMC Gold 30 Year, 7.00%, 4/01/24 - 10/01/32	3,100,139	3,270,964
FHLMC Gold 30 Year, 7.50%, 11/01/22 - 5/01/24	235,925	253,313
FHLMC Gold 30 Year, 8.00%, 7/01/21 - 5/01/22	102,458	110,669
FHLMC Gold 30 Year, 8.50%, 7/01/21 - 7/01/31	4,702,832	5,141,327
FHLMC PC 30 Year, 8.00%, 1/01/17 - 9/01/17	32,331	34,718
FHLMC PC 30 Year, 8.50%, 9/01/20	6,918	7,530

		66,178,314

Federal National Mortgage Association (FNMA) Adjustable Rate 0.9%
FNMA, 4.464%, 1/01/18	2,666,966	2,706,557
FNMA, 4.626%, 9/01/18	880,427	899,288
FNMA, 4.783%, 7/01/19	675,409	683,131
FNMA, 4.858%, 2/01/19	499,259	509,795
FNMA, 5.452%, 3/01/20	281,598	291,122

		5,089,893

Federal National Mortgage Association (FNMA) Fixed Rate 11.5%
FNMA 15 Year, 5.50%, 6/01/16 - 11/01/17	3,237,293	3,326,507
FNMA 15 Year, 6.00%, 8/01/17 - 9/01/17	3,575,316	3,699,037
FNMA 15 Year, 8.00%, 8/01/19 - 6/01/20	87,078	94,171
[a]FNMA 30 Year, 5.00%, 7/15/33 - 3/01/35	12,286,650	12,297,334
[a]FNMA 30 Year, 5.50%, 12/01/32 - 3/01/35	33,565,963	34,034,574
FNMA 30 Year, 6.00%, 1/01/24 - 12/01/34	6,158,507	6,318,154
FNMA 30 Year, 6.50%, 1/01/24 - 8/01/32	5,792,905	6,018,699
FNMA 30 Year, 7.00%, 5/01/24 - 9/01/31	518,446	547,513
FNMA 30 Year, 7.50%, 4/01/23 - 8/01/25	279,095	299,087
FNMA 30 Year, 8.00%, 7/01/16 - 2/01/25	684,625	738,860
FNMA 30 Year, 8.50%, 10/01/19 - 8/01/21	30,523	33,323
FNMA 30 Year, 9.00%, 10/01/26	1,357,080	1,497,520

		68,904,779

Government National Mortgage Association (GNMA) Fixed Rate 50.2%
GNMA I PL 30 Year, 7.25%, 8/15/22	263,998	274,116
GNMA I SF 30 Year, 5.00%, 7/15/33 - 8/15/34	26,480,389	26,729,905
GNMA I SF 30 Year, 5.50%, 11/15/28 - 9/15/34	55,134,175	56,382,964
GNMA I SF 30 Year, 5.50%, 6/15/33	6,931,051	7,088,167
GNMA I SF 30 Year, 6.00%, 11/15/23 - 3/15/34	18,108,853	18,712,178
GNMA I SF 30 Year, 6.50%, 5/15/23 - 8/15/34	30,688,608	32,094,332
GNMA I SF 30 Year, 7.00%, 3/15/22 - 11/20/32	16,188,460	17,125,733
GNMA I SF 30 Year, 7.25%, 11/15/25	47,306	50,604

FUS-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT	VALUE
Long Term Investments (cont.)
Mortgage-Backed Securities (cont.)
Government National Mortgage Association (GNMA) Fixed Rate (cont.)
GNMA I SF 30 Year, 7.50%, 2/15/17 - 5/20/33	$3,574,557	$3,845,412
GNMA I SF 30 Year, 8.00%, 2/15/17 - 6/15/24	1,576,858	1,707,705
GNMA I SF 30 Year, 8.25%, 4/15/25	154,284	169,379
GNMA I SF 30 Year, 8.50%, 6/15/22 - 12/15/24	344,939	380,658
GNMA I SF 30 Year, 9.00%, 4/15/16 - 7/15/20	207,306	227,019
GNMA I SF 30 Year, 9.50%, 7/15/16 - 6/15/21	519,576	576,897
GNMA I SF 30 Year, 10.00%, 8/15/17 - 8/15/21	464,804	527,411
GNMA II SF 30 Year, 5.00%, 9/20/33	19,276,347	19,394,017
GNMA II SF 30 Year, 5.00%, 10/20/33 - 6/20/35	19,139,724	19,259,364
GNMA II SF 30 Year, 5.50%, 5/20/34 - 6/20/35	10,630,834	10,846,978
GNMA II SF 30 Year, 5.50%, 6/20/34	7,080,178	7,224,236
GNMA II SF 30 Year, 5.50%, 11/20/34	6,799,767	6,938,120
GNMA II SF 30 Year, 5.50%, 12/20/34	16,972,433	17,317,766
GNMA II SF 30 Year, 5.50%, 2/20/35	9,793,907	9,993,019
GNMA II SF 30 Year, 6.00%, 4/20/28 - 11/20/34	7,622,395	7,855,550
GNMA II SF 30 Year, 6.00%, 6/20/34	10,064,445	10,369,337
GNMA II SF 30 Year, 6.00%, 7/20/34	6,676,263	6,878,821
GNMA II SF 30 Year, 6.00%, 9/20/34	14,044,214	14,470,108
GNMA II SF 30 Year, 6.50%, 12/20/27 - 4/20/31	2,137,798	2,228,922
GNMA II SF 30 Year, 7.00%, 8/20/29 - 7/20/32	1,439,217	1,517,792
GNMA II SF 30 Year, 7.50%, 11/20/16 - 11/20/26	1,216,301	1,303,362
GNMA II SF 30 Year, 8.00%, 7/20/16 - 8/20/26	101,380	109,102
GNMA II SF 30 Year, 9.50%, 4/20/25	22,694	25,343

		301,624,317

Total Mortgage-Backed Securities (Cost $438,328,944)		443,049,169

U.S. Government and Agency Securities 22.0%
FFCB, 4.45%, 8/27/10	15,000,000	15,299,700
FFCB, 4.50%, 7/09/07	10,000,000	10,129,890
FHLB, 2.25%, 5/15/06	25,000,000	24,684,900
FHLB, 2.625%, 5/15/07	15,000,000	14,681,385
FHLB, 4.875%, 5/15/07	5,000,000	5,092,420
FICO, Strip, Series 15, zero cpn., 3/07/16	15,000,000	9,359,775
FICO, Strip, Series 16, zero cpn., 10/05/10	4,745,000	3,880,803
HUD, 96-A, 7.63%, 8/01/14	5,000,000	5,016,030
HUD, 96-A, 7.66%, 8/01/15	5,000,000	5,016,120
SBA, 5.35%, 6/25/19	708,533	719,407
SBA, 5.625%, 3/25/18	984,905	1,014,031
SBA, 6.00%, 9/01/18	4,856,229	5,084,481
SBA, 6.45%, 12/01/15	1,578,334	1,648,413
SBA, 6.70%, 12/01/16	1,763,284	1,856,563
SBA, 6.85%, 7/01/17	1,879,333	1,985,156
Tennessee Valley Authority, 5.88%, 4/01/36	10,000,000	12,062,930
Tennessee Valley Authority, Strip, zero cpn., 4/15/42	6,000,000	4,718,592
U.S. Treasury Note, 3.75%, 5/15/08	1,000,000	1,002,501
U.S. Treasury Note, 4.75%, 5/15/14	8,000,000	8,491,256

Total U.S. Government and Agency Securities (Cost $125,930,837)		131,744,353

Total Long Term Investments (Cost $564,259,781)		574,793,522

FUS-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT	VALUE
Short Term Investment (Cost $42,156,914) 7.0%
Repurchase Agreement 7.0%
[b]Joint Repurchase Agreement, 3.173%, 7/01/05 (Maturity Value $42,160,630)	$42,156,914	$42,156,914

ABN AMRO Bank, N.V., New York Branch (Maturity Value $3,683,996)

Banc of America Securities LLC (Maturity Value $3,683,996)

Barclays Capital Inc. (Maturity Value $3,632,560)

Bear, Stearns & Co. Inc. (Maturity Value $2,046,477)

BNP Paribas Securities Corp. (Maturity Value $3,939,490)

Deutsche Bank Securities Inc. (Maturity Value $2,046,477)

Goldman, Sachs & Co. (Maturity Value $3,888,475)

Greenwich Capital Markets Inc. (Maturity Value $3,632,560)

Lehman Brothers Inc. (Maturity Value $4,145,653)

Merrill Lynch Government Securities Inc. (Maturity Value $3,683,996)

Morgan Stanley & Co. Inc. (Maturity Value $3,888,475)

UBS Securities LLC (Maturity Value $3,888,475)

Collateralized by U.S. Government Agency Securities, 1.75 - 7.10%, 7/15/05 - 3/15/10; [c]U.S. Government Agency Discount Notes, 7/22/05 - 9/20/05; [c]U.S. Treasury Bills, 12/29/05; U.S. Treasury Bond, 10.75%, 8/15/05; and U.S. Treasury Notes, 2.25 - 5.875%, 11/15/05 - 5/15/10

Total Investments (Cost $606,416,695) 102.8%		616,950,436
Other Assets, less Liabilities (2.8)%		(16,637,078)

Net Assets 100.0%		$600,313,358

Selected Portfolio Abbreviations

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FICO - Financing Corporation

HUD - Housing and Urban Development

PC - Participation Certificate

PL- Project Loan

SBA - Small Business Administration

SF - Single Family

[a]	See Note 1(c) regarding securities purchased on a to-be-announced basis.
[b]	See Note 1(b) regarding joint repurchase agreement.
[c]	A portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FUS-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Financial Statements

Statements of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$564,259,781
Cost - Repurchase agreements	42,156,914

Total cost of investments	$606,416,695

Value - Unaffiliated issuers	$574,793,522
Value - Repurchase agreements	42,156,914

Total value of investments	616,950,436
Receivables:
Investment securities sold	12,638
Capital shares sold	5,486
Interest	3,277,839

Total assets	620,246,399

Liabilities:
Payables:
Investment securities purchased	6,941,420
Capital shares redeemed	12,456,997
Affiliates	399,259
Other liabilities	135,365

Total liabilities	19,933,041

Net assets, at value	$600,313,358

Net assets consist of:
Undistributed net investment income	$9,133,800
Net unrealized appreciation (depreciation)	10,533,741
Accumulated net realized gain (loss)	(13,346,037)
Paid-in capital	593,991,854

Net assets, at value	$600,313,358

Class 1:
Net assets, at value	$238,736,240

Shares outstanding	18,839,455

Net asset value per share	$12.67

Class 2:
Net assets, at value	$361,577,118

Shares outstanding	28,869,143

Net asset value and maximum offering price per share	$12.52

See notes to financial statements.

FUS-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Interest	$14,161,191

Expenses:
Management fees (Note 3a)	1,470,722
Distribution fees - Class 2 (Note 3c)	439,400
Unaffiliated transfer agent fees	2,700
Custodian fees (Note 4)	6,227
Reports to shareholders	74,528
Professional fees	12,008
Trustees’ fees and expenses	1,783
Other	15,048

Total expenses	2,022,416
Expense reductions (Note 4)	(877)

Net expenses	2,021,539

Net investment income	12,139,652

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	981,813
Net change in unrealized appreciation (depreciation) on investments	(1,539,532)

Net realized and unrealized gain (loss)	(557,719)

Net increase (decrease) in net assets resulting from operations	$11,581,933

See notes to financial statements.

FUS-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$12,139,652	$21,177,724
Net realized gain (loss) from investments	981,813	1,888,065
Net change in unrealized appreciation (depreciation) on investments	(1,539,532)	(3,219,589)

Net increase (decrease) in net assets resulting from operations	11,581,933	19,846,200
Distributions to shareholders from:
Net investment income:
Class 1	(10,493,994)	(14,507,038)
Class 2	(15,679,890)	(13,738,794)

Total distributions to shareholders	(26,173,884)	(28,245,832)
Capital share transactions: (Note 2)
Class 1	(15,438,041)	(47,652,579)
Class 2	38,137,631	96,329,567

Total capital share transactions	22,699,590	48,676,988
Net increase (decrease) in net assets	8,107,639	40,277,356
Net assets:
Beginning of period	592,205,719	551,928,363

End of period	$600,313,358	$592,205,719

Undistributed net investment income included in net assets:
End of period	$9,133,800	$23,168,032

See notes to financial statements.

FUS-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three series (the Funds). The Franklin U.S. Government Fund (the Fund) included in this report is diversified. The financial statements of the remaining Funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 89.47% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short-term investments are valued at cost.

Government securities, mortgage pass-through securities, other mortgage-backed securities, collateralized mortgage obligations and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

c. Securities Purchased on a TBA Basis

The Fund may purchase securities on a to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less

FUS-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Securities Purchased on a TBA Basis (cont.)

than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Mortgage Dollar Rolls

The Fund enters into mortgage dollar rolls, typically on a TBA basis. Dollar rolls are agreements between the Fund and a financial institution to simultaneously sell and repurchase a mortgage-backed security at a future date. Gains or losses are realized at the time of the sale and the difference between the repurchase price and sale price is recorded as an unrealized gain to the Fund. The risks of mortgage dollar roll transactions include the potential inability of the counterparty to fulfill its obligations.

e. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

f. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

g. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

FUS-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Notes to Financial Statements (unaudited) (continued)

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	16,447	$214,212	265,352	$3,467,554
Shares issued in reinvestment of distributions	831,537	10,493,994	1,161,492	14,507,038
Shares redeemed	(2,005,322)	(26,146,247)	(5,017,887)	(65,627,171)

Net increase (decrease)	(1,157,338)	$(15,438,041)	(3,591,043)	$(47,652,579)

Class 2 Shares:
Shares sold	3,945,193	$50,731,899	8,471,419	$108,971,934
Shares issued in reinvestment of distributions	1,257,409	15,679,891	1,111,553	13,738,794
Shares redeemed	(2,220,630)	(28,274,159)	(2,048,963)	(26,381,161)

Net increase (decrease)	2,981,972	$38,137,631	7,534,009	$96,329,567

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or trustees of the following subsidiaries:

Entity	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

FUS-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2005	$169,754
2008	5,752,213
2011	4,558,723
2012	3,331,578

$13,812,268

At December 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2004 of $503,647. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$607,345,737

Unrealized appreciation	$12,041,980
Unrealized depreciation	(2,437,281)

Net unrealized appreciation (depreciation)	$9,604,699

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of mortgage dollar roll, paydown losses and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, mortgage dollar roll, paydown losses and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005 aggregated $104,385,684 and $92,837,222, respectively.

FUS-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Notes to Financial Statements (unaudited) (continued)

7. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

FUS-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN U.S. GOVERNMENT FUND

Notes to Financial Statements (unaudited) (continued)

7. REGULATORY MATTERS (cont.)

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FUS-19

FRANKLIN ZERO COUPON FUND 2005

This semiannual report for Franklin Zero Coupon Fund 2005 covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Zero Coupon Fund 2005 – Class 1 delivered a +0.83% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Zero Coupon Fund 2005 – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

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Fund Goal and Main Investments: Franklin Zero Coupon Fund 2005 seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities, primarily to predominantly in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, or its agencies and authorities. As the Fund approaches its Target Date on December 16, 2005, its investments will be made up of increasingly larger amounts of short-term money market investments, including cash and cash equivalents, and there will be some reinvestment and liquidation costs.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund underperformed the Merrill Lynch (ML) 5-Year Zero Coupon Bond Index and ML 2-Year Zero Coupon Bond Index, which returned 2.11% and 0.86% for the period under review.1 In addition, the Fund underperformed the ML U.S. Treasury Strips 1-Year Index’s 1.11% total return.1

Economic and Market Overview

Overall domestic economic growth remained healthy during the reporting period. Approximately two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers’ ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past six months, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.7% (not adjusted for inflation) in June 2005 compared with the same month a year earlier, which supported U.S. economic growth.2

Business spending also rose during the reporting period, contributing to economic growth. For example, in the first and second quarters of 2005, nonresidential investment spending rose 4.1% and 9.0%.2 Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

Fund Risks: Changes in interest rates affect the prices of the Fund’s debt securities. If interest rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. Because zero coupon securities do not pay interest, their market value can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. The Fund’s prospectus also includes a description of the main investment risks.

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Energy prices rose significantly, as oil prices hit a record of $60.54 a barrel on June 27.3 Inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI), excluding volatile food and energy costs. This increase was below the core CPI’s 10-year average of 2.3%.4 However, acknowledging the economy’s strength as well as potential inflationary pressure from high energy prices, the Federal Reserve Board raised the federal funds target rate to 3.25% from 2.25% during the reporting period and indicated possible “measured” increases for the second half of 2005. During the period, the yield curve flattened, as the 10-year U.S. Treasury yield fell while those of shorter-maturity Treasuries rose. At period-end, the 10-year Treasury yielded 3.94%.

Investment Strategy

In selecting investments for the Fund, we seek to keep the Fund’s average duration to within 12 months of its maturity Target Date. Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. Duration is also a measure of a bond’s price sensitivity to interest rates. We analyze securities using both proprietary and non-proprietary research to help identify attractive investment opportunities. As the Fund approaches its Target Date on December 16, 2005, its investments will be made up of increasingly larger amounts of shorter-term money market instruments, including cash and cash equivalents, and there will be some reinvestment and liquidation costs.

3. Source: Bloomberg Energy/Commodity Service.

4. Source: Bureau of Labor Statistics.

The dollar value, number of shares of principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

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Manager’s Discussion

During periods of stable or declining long-term interest rates, such as those experienced over the latter two-thirds of the reporting period, fixed income portfolios with longer durations tended to outperform those with shorter durations. This trend occurred during the first half of 2005, and was evident in the returns posted by Franklin Zero Coupon Fund 2005.

Thank you for your participation in Franklin Zero Coupon Fund 2005.

Franklin Zero Coupon Fund will mature on December 16, 2005 (“Target Date”).

On the Target Date, the Fund will be converted into cash. At least 30 days prior to the Target Date, contract owners will be notified and given an opportunity to select another investment option. If the contract owner does not complete an instruction form directing what should be done with the cash proceeds, the proceeds will be automatically invested in a money market fund available under the contract and the contract owner will be notified.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Zero Coupon Fund 2005 – Class 1

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In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,008.30	$3.34
Hypothetical (5% return before expenses)	$1,000	$1,021.47	$3.36

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.67%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2005

Financial Highlights

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.13	$15.91	$16.43	$16.02	$15.88	$14.51

Income from investment operations:
Net investment income[a]	0.34	0.82	0.87	0.94	0.94	0.93
Net realized and unrealized gains (losses)	(0.21)	(0.72)	(0.53)	0.61	0.42	0.84

Total from investment operations	0.13	0.10	0.34	1.55	1.36	1.77

Less distributions from:
Net investment income	(0.70)	(0.88)	(0.80)	(1.02)	(1.04)	(0.01)
Net realized gains	—	—	(0.06)	(0.12)	(0.18)	(0.39)

Total distributions	(0.70)	(0.88)	(0.86)	(1.14)	(1.22)	(0.40)

Net asset value, end of period	$14.56	$15.13	$15.91	$16.43	$16.02	$15.88

Total return[b]	0.83%	0.69%	2.01%	10.11%	8.93%	12.56%
Ratios/supplemental data
Net assets, end of period (000’s)	$94,781	$87,044	$76,371	$71,051	$60,233	$62,288
Ratios to average net assets:
Expenses	0.67% [c]	0.67%	0.68%	0.68%	0.68%	0.66%
Net investment income	4.54% [c]	5.31%	5.40%	5.85%	5.87%	6.27%
Portfolio turnover rate	0.00%	24.44%	5.07%	12.63%	2.02%	32.88%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2005

Statement of Investments, June 30, 2005 (unaudited)

	PRINCIPAL AMOUNT	VALUE
U.S. Government and Agency Securities 79.5%
FHLB, 2.50%, 3/15/06	$5,300,000	$5,255,793
FICO, 19, Strip, 12/06/05	10,000,000	9,850,520
FICO, Strip, 10/06/05	11,400,000	11,296,876
FNMA, 0.00%, 11/04/05	2,000,000	1,976,236
FNMA, 1, Strip, 8/12/05	875,000	871,348
FNMA, 1, Strip, 2/01/06	4,307,000	4,213,047
FNMA, 1, Strip, 8/01/06	530,000	507,145
FNMA, Strip, 2/12/06	250,000	244,172
REFCO, Strip, 1/15/06	6,500,000	6,385,567
REFCO, Strip, 4/15/06	3,000,000	2,921,196
Tennessee Valley Authority, Strip, 10/15/05	1,000,000	989,840
U.S. Treasury, Strip, 2/15/06	31,500,000	30,864,960

Total U.S. Government and Agency Securities (Cost $74,814,586)		75,376,700

Short Term Investment (Cost $19,471,883) 20.6%
Repurchase Agreement 20.6%
[a]Joint Repurchase Agreement, 3.173%, 7/01/05 (Maturity Value $19,473,599)	19,471,883	19,471,883

ABN AMRO Bank, N.V., New York Branch (Maturity Value $1,701,603)

Banc of America Securities LLC (Maturity Value $1,701,603)

Barclays Capital Inc. (Maturity Value $1,677,845)

Bear, Stearns & Co. Inc. (Maturity Value $945,248)

BNP Paribas Securities Corp. (Maturity Value $1,819,614)

Deutsche Bank Securities Inc. (Maturity Value $945,248)

Goldman, Sachs & Co. (Maturity Value $1,796,050)

Greenwich Capital Markets Inc. (Maturity Value $1,677,845)

Lehman Brothers Inc. (Maturity Value $1,914,840)

Merrill Lynch Government Securities Inc. (Maturity Value $1,701,603)

Morgan Stanley & Co. Inc (Maturity Value $1,796,050)

UBS Securities LLC (Maturity Value $1,796,050)

Collateralized by U.S. Government Agency Securities, 1.75 - 7.10%, 7/15/05 - 3/15/10; [b]U.S. Government Agency Discount Notes, 7/22/05 - 9/20/05; [b]U.S. Treasury Bills, 12/29/05; U.S. Treasury Bond, 10.75%, 8/15/05;
and U.S. Treasury Notes, 2.25 - 5.875%, 11/15/05 - 5/15/10

Total Investments (Cost $94,286,469) 100.1%		94,848,583
Other Assets, less Liabilities (0.1)%		(67,205)

Net Assets 100.0%		$94,781,378

Selected Portfolio Abbreviations

FHLB - Federal Home Loan Bank

FICO - Financing Corporation

FNMA - Federal National Mortgage Association

REFCO - Resolution Funding Corp.

[a]	See Note 1(b) regarding joint repurchase agreement.
[b]	A portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2005

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$74,814,586
Cost - Repurchase agreements	19,471,883

Total cost of investments	$94,286,469

Value - Unaffiliated issuers	$75,376,700
Value - Repurchase agreements	19,471,883

Total value of investments	94,848,583
Receivables:
Interest	40,730

Total assets	94,889,313

Liabilities:
Payables:
Capital shares redeemed	41,525
Affiliates	48,828
Reports to shareholders	9,071
Professional fees	6,474
Other liabilities	2,037

Total liabilities	107,935

Net assets, at value	$94,781,378

Net assets consist of:
Undistributed net investment income	$1,689,201
Net unrealized appreciation (depreciation)	562,114
Accumulated net realized gain (loss)	183,060
Paid-in capital	92,347,003

Net assets, at value	$94,781,378

Shares outstanding Class I	6,509,591

Net asset value and offering price per share	$14.56

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2005

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Interest	$2,349,813

Expenses:
Management fees (Note 3a)	281,893
Unaffiliated transfer agent fees	345
Custodian fees (Note 4)	1,033
Reports to shareholders	9,183
Professional fees	6,438
Trustees’ fees and expenses	237
Other	1,681

Total expenses	300,810
Expense reductions (Note 4)	(231)

Net expenses	300,579

Net investment income	2,049,234

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	239,937
Net change in unrealized appreciation (depreciation) on investments	(1,522,730)

Net realized and unrealized gain (loss)	(1,282,793)

Net increase (decrease) in net assets resulting from operations	$766,441

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2005

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended June 30, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$2,049,234	$4,313,867
Net realized gain (loss) from investments	239,937	(42,874)
Net change in unrealized appreciation (depreciation) on investments	(1,522,730)	(3,729,963)

Net increase (decrease) in net assets resulting from operations	766,441	541,030

Distributions to shareholders from net investment income to Class 1	(4,335,318)	(4,399,116)
Capital share transactions Class 1 (Note 2)	11,306,638	14,530,393

Net increase (decrease) in net assets	7,737,761	10,672,307
Net assets:
Beginning of period	87,043,617	76,371,310

End of period	$94,781,378	$87,043,617

Undistributed net investment income included in net assets:
End of period	$1,689,201	$3,975,285

See notes to financial statements.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2005

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin Zero Coupon Fund - 2005 (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 100.00% of the Fund’s shares were sold through one insurance company.

Subject to Board of Trustee approval, the Fund will be liquidated in December 2005.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Short-term investments are valued at cost.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2005

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	806,775	$12,229,925	1,537,009	$23,786,436
Shares issued in reinvestment of distributions	297,960	4,335,318	293,274	4,399,116
Shares redeemed	(348,247)	(5,258,605)	(876,746)	(13,655,159)

Net increase (decrease)	756,488	$11,306,638	953,537	$14,530,393

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2005

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses of $14,679 which may be carried over to offset future capital gains. If not utilized, such losses expire upon the anticipated liquidation of the Fund.

At December 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2004 of $18,284. For tax purposes, such losses will be reflected in the year ending December 31, 2005. If not utilized, such losses expire upon the anticipated liquidation of the Fund.

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2005

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (cont.)

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$94,310,383

Unrealized appreciation	$746,675
Unrealized depreciation	(208,475)

Net unrealized appreciation (depreciation)	$538,200

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $0 and $13,411,800, respectively.

7. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the

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FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2005

Notes to Financial Statements (unaudited) (continued)

7. REGULATORY MATTERS (cont.)

Other Legal Proceedings (cont.)

matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FZ5-16

FRANKLIN ZERO COUPON FUND 2010

This semiannual report for Franklin Zero Coupon Fund 2010 covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Franklin Zero Coupon Fund 2010 – Class 1 delivered a +2.68% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Franklin Zero Coupon Fund 2010 – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

FZ10-1

Fund Goal and Main Investments: Franklin Zero Coupon Fund 2010 seeks as high an investment return as is consistent with capital preservation. The Fund normally invests at least 80% of its net assets in zero coupon debt securities, primarily to predominantly in U.S. Treasury issued stripped securities and stripped securities issued by the U.S. government, or its agencies and authorities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. Compared with its benchmarks for the same period, the Fund underperformed the Merrill Lynch (ML) 10-Year Zero Coupon Bond Index’s 6.39% total return, but slightly outperformed the ML 5-Year Zero Coupon Bond Index’s 2.11% total return.1 The Fund also outperformed the ML 2-Year Zero Coupon Bond Index’s 0.86% total return. We are replacing the 10-year index with the 5-year index, which better reflects the portfolio’s composition. We added the 2-year index as the Fund’s portfolio moves toward its 2010 target date.1

Economic and Market Overview

Overall domestic economic growth remained healthy during the reporting period. Approximately two-thirds of U.S. gross domestic product (GDP) is generated by consumer spending, and almost one-fifth by business spending. Since consumer spending relies on consumers’ ability to remain gainfully employed, many analysts study the employment picture for indications of consumer spending. Over the past six months, nonfarm payroll data, as well as other indexes, showed growing employment. This along with other factors helped consumer spending increase 6.7% (not adjusted for inflation) in June 2005 compared with the same month a year earlier, which supported U.S. economic growth.2

Business spending also rose during the reporting period, contributing to economic growth. For example, in the first and second quarters of 2005, nonresidential investment spending rose 4.1% and 9.0%.2 Historically low interest rates continued to allow many companies easy access to capital, and ample cash also helped some companies to support their spending plans. Productivity continued to grow, which helped businesses generate more goods and services without substantially raising inflation.

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

Fund Risks: Changes in interest rates affect the prices of the Fund’s debt securities. If interest rates rise, the value of the Fund’s debt securities will fall and so too will the Fund’s share price. Because zero coupon securities do not pay interest, their market value can fall more dramatically than interest-paying securities of similar maturities when interest rates rise. The Fund’s prospectus also includes a description of the main investment risks.

FZ10-2

Energy prices rose significantly, as oil prices hit a record of $60.54 a barrel on June 27.3 Inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index (CPI), excluding volatile food and energy costs, which was below the core CPI’s 10-year average of 2.3%.4 However, acknowledging the economy’s strength as well as potential inflationary pressure from high energy prices, the Federal Reserve Board raised the federal funds target rate to 3.25% from 2.25% during the reporting period and indicated possible “measured” increases for the second half of 2005. During the period, the yield curve flattened, as the 10-year U.S. Treasury yield fell while those of shorter-maturity Treasuries rose. At period-end, the 10-year Treasury yielded 3.94%.

Investment Strategy

In selecting investments for the Fund, we seek to keep the Fund’s average duration to within 12 months of its maturity Target Date. Duration is a measure of the length of an investment, taking into account the timing and amount of any interest payments and the principal repayment. Duration is also a measure of a bond’s price sensitivity to interest rates. We analyze securities using both proprietary and non-proprietary research to help identify attractive investment opportunities.

Manager’s Discussion

During periods of stable or declining long-term interest rates, such as those experienced over the latter two-thirds of the reporting period, fixed income portfolios with longer durations tended to outperform those with shorter durations. This trend occurred during the first half of 2005, and was evident in the returns posted by the Franklin Zero Coupon Fund 2010.

Thank you for your participation in Franklin Zero Coupon Fund 2010. We look forward to serving your future investment needs.

3. Source: Bloomberg Energy/Commodity Service.

4. Source: Bureau of Labor Statistics.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

FZ10-3

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Franklin Zero Coupon Fund 2010 – Class 1

FZ10-4

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,026.80	$3.37
Hypothetical (5% return before expenses)	$1,000	$1,021.47	$3.36

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.67%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FZ10-5

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.49	$16.55	$16.61	$15.33	$16.50	$14.15

Income from investment operations:
Net investment income[a]	0.39	0.81	0.82	0.87	0.92	0.94
Net realized and unrealized gains (losses)	0.04	(0.08)	(0.20)	2.03	(0.06)	1.67

Total from investment operations	0.43	0.73	0.62	2.90	0.86	2.61

Less distributions from:
Net investment income	(0.71)	(0.79)	(0.68)	(0.95)	(1.21)	(0.02)
Net realized gains	(0.01)	—	—	(0.67)	(0.82)	(0.24)

Total distributions	(0.72)	(0.79)	(0.68)	(1.62)	(2.03)	(0.26)

Net asset value, end of period	$16.20	$16.49	$16.55	$16.61	$15.33	$16.50

Total return[b]	2.68%	4.72%	3.59%	20.10%	5.62%	18.72%
Ratios/supplemental data
Net assets, end of period (000’s)	$87,386	$78,978	$72,833	$68,489	$51,002	$56,720
Ratios to average net assets:
Expenses	0.67% [c]	0.68%	0.68%	0.68%	0.68%	0.65%
Net investment income	4.82% [c]	4.91%	4.93%	5.48%	5.73%	6.28%
Portfolio turnover rate	0.00%	11.74%	38.37%	19.03%	23.68%	34.39%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized

See notes to financial statements.

FZ10-6

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003[d]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.43	$16.52	$17.39

Income from investment operations:
Net investment income[a]	0.37	0.77	0.49
Net realized and unrealized gains (losses)	0.05	(0.08)	(0.68)

Total from investment operations	0.42	0.69	(0.19)

Less distributions from
Net investment income	(0.68)	(0.78)	(0.68)
Net realized gains	(0.01)	—	—

Total distributions	(0.69)	(0.78)	(0.68)

Net asset value, end of period	$16.16	$16.43	$16.52

Total return[b]	2.59%	4.45%	3.40%
Ratios/supplemental data
Net assets, end of period (000’s)	$21,683	$14,251	$11,649
Ratios to average net assets:
Expenses	0.92% [c]	0.93%	0.93% [c]
Net investment income	4.57% [c]	4.66%	4.68% [c]
Portfolio turnover rate	0.00%	11.74%	38.37%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized
[d]	For the period May 12, 2003 (effective date) to December 31, 2003.

See notes to financial statements.

FZ10-7

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Statement of Investments, June 30, 2005 (unaudited)

	PRINCIPAL AMOUNT	VALUE
U.S. Government and Agency Securities 85.2%
FHLMC, Strip, 7/15/10	$11,150,000	$9,153,637
FHLMC, Strip, 1/15/11	10,629,000	8,513,064
FICO, Strip, 19, 6/06/10	9,800,000	8,104,551
FICO, Strip, A, 8/08/10	7,000,000	5,758,011
FNMA, Strip, 8/12/09	1,975,000	1,674,257
FNMA, Strip, 8/01/10	8,250,000	6,610,420
FNMA, Strip, 8/12/10	1,230,000	1,007,418
REFCO, Strip, 10/15/10	10,000,000	8,262,180
Tennessee Valley Authority, Strip, 1/01/10	412,000	336,783
Tennessee Valley Authority, Strip, 4/15/10	12,000,000	9,913,416
Tennessee Valley Authority, Strip, 10/15/10	1,320,000	1,072,282
Tennessee Valley Authority, Strip, 1/15/11	10,669,000	8,530,495
Tennessee Valley Authority, Strip, 10/15/11	7,295,000	5,617,113
U.S. Treasury, Strip, 2/15/11	22,671,000	18,387,178

Total U.S. Government and Agency Securities (Cost $83,694,589)		92,940,805

Other Securities - AAA Rated 8.0%
International Bank for Reconstruction & Development, 2/15/11	1,392,000	1,092,258
International Bank for Reconstruction & Development, 2/15/12	2,800,000	2,092,084
International Bank for Reconstruction & Development, 2/15/13	3,287,000	2,334,497
International Bank for Reconstruction & Development, 8/15/13	4,100,000	2,835,991
International Bank for Reconstruction & Development, Series 2, 2/15/11	500,000	392,334

Total Other Securities - AAA Rated (Cost $7,322,942)		8,747,164

Total Investments before Repurchase Agreement (Cost $91,017,531)		101,687,969

[a]Repurchase Agreement (Cost $1,918,193) 1.8%
Joint Repurchase Agreement, 3.173%, 7/01/05 (Maturity Value $1,918,362)	1,918,193	1,918,193

ABN AMRO Bank, N.V., New York Branch (Maturity Value $167,626)

Banc of America Securities LLC (Maturity Value $167,626)

Barclays Capital Inc. (Maturity Value $165,286)

Bear, Stearns & Co., Inc. (Maturity Value $93,117)

BNP Paribas Securities Corp. (Maturity Value $179,252)

Deutsche Bank Securities Inc. (Maturity Value $93,117)

Goldman, Sachs & Co. (Maturity Value $176,931)

Greenwich Capital Markets Inc. (Maturity Value $165,286)

Lehman Brothers Inc. (Maturity Value $188,633)

Merrill Lynch Government Securities Inc. (Maturity Value $167,626)

Morgan Stanley & Co. Inc. (Maturity Value $176,931)

UBS Securities LLC (Maturity Value $176,931)

Collateralized by U.S. Government Agency Securities, 1.75 - 7.10%, 7/15/05 - 3/15/10; [b]U.S. Government Agency Discount Notes, 7/22/05 - 9/20/05; [b]U.S. Treasury Bills, 12/29/05; U.S. Treasury Bond, 10.75%, 8/15/05;
and U.S. Treasury Notes, 2.25 - 5.875%, 11/15/05 - 5/15/10

Total Investments (Cost $92,935,724) 95.0%		103,606,162
Other Assets, less Liabilities 5.0%		5,463,271

Net Assets 100.0%		$109,069,433

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FICO - The Financing Corporation

FNMA - Federal National Mortgage Association

REFCO - The Resolution Funding Corporation

[a]	See Note 1(b) regarding joint repurchase agreement.
[b]	Security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FZ10-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$91,017,531
Cost - Repurchase agreements	1,918,193

Total cost of investments	$92,935,724

Value - Unaffiliated issuers	$101,687,969
Value - Repurchase agreements	1,918,193

Total value of investments	103,606,162
Receivables for capital shares sold	5,547,175

Total assets	109,153,337

Liabilities:
Payables:
Capital shares redeemed	3,328
Affiliates	59,133
Reports to shareholders	12,412
Professional fees	5,854
Other liabilities	3,177

Total liabilities	83,904

Net assets, at value	$109,069,433

Net assets consist of:
Undistributed net investment income	$1,963,586
Net unrealized appreciation (depreciation)	10,670,438
Accumulated net realized gain (loss)	(60,911)
Paid-in capital	96,496,320

Net assets, at value	$109,069,433

Class 1:
Net assets, at value	$87,386,209

Shares outstanding	5,392,904

Net asset value and offering price per share	$16.20

Class 2:
Net assets, at value	$21,683,224

Shares outstanding	1,341,858

Net asset value and offering price per share	$16.16

See notes to financial statements.

FZ10-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Interest	$2,665,001

Expenses:
Management fees (Note 3a)	302,922
Distribution fees - Class 2 (Note 3c)	18,747
Unaffiliated transfer agent fees	994
Custodian fees (Note 4)	1,489
Reports to shareholders	12,527
Professional fees	5,923
Trustees’ fees and expenses	260
Other	1,898

Total expenses	344,760

Net investment income	2,320,241

Realized and unrealized gains (losses):
Net realized gain (loss) from investments	—
Net change in unrealized appreciation (depreciation) on investments	360,349

Net realized and unrealized gain (loss)	360,349

Net increase (decrease) in net assets resulting from operations	$2,680,590

See notes to financial statements.

FZ10-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$2,320,241	$4,281,583
Net realized gain (loss) from investments	—	600,301
Net change in unrealized appreciation (depreciation) on investments	360,349	(834,509)

Net increase (decrease) in net assets resulting from operations	2,680,590	4,047,375
Distributions to shareholders from:
Net investment income:
Class 1	(3,666,847)	(3,530,602)
Class 2	(647,355)	(683,572)
Net realized gains:
Class 1	(58,497)	—
Class 2	(10,862)	—

Total distributions to shareholders	(4,383,561)	(4,214,174)
Capital share transactions: (Note 2)
Class 1	9,852,228	6,152,916
Class 2	7,690,466	2,761,404

Total capital share transactions	17,542,694	8,914,320
Net increase (decrease) in net assets	15,839,723	8,747,521
Net assets:
Beginning of period	93,229,710	84,482,189

End of period	$109,069,433	$93,229,710

Undistributed net investment income included in net assets:
End of period	$1,963,586	$3,957,547

See notes to financial statements.

FZ10-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Franklin Zero Coupon Fund - 2010 (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contract. As of June 30, 2005, 80.08% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Repurchase agreements are valued at cost.

Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Joint Repurchase Agreement

The Fund may enter into a joint repurchase agreement whereby its uninvested cash balance is deposited into a joint cash account with other funds managed by the investment manager or an affiliate of the investment manager and is used to invest in one or more repurchase agreements. The value and face amount of the joint repurchase agreement are allocated to the funds based on their pro-rata interest. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

c. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

FZ10-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

d. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

e. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount

Shares sold	670,020	$11,074,073	973,868	$16,002,484
Shares issued in reinvestment of distributions	231,675	3,725,344	226,611	3,530,602
Shares redeemed	(298,809)	(4,947,189)	(812,206)	(13,380,170)

Net increase (decrease)	602,886	$9,852,228	388,273	$6,152,916

Class 2 Shares:
Shares sold	461,195	$7,488,768	780,969	$13,083,577
Shares issued in reinvestment of distributions	41,035	658,217	43,960	683,572
Shares redeemed	(27,786)	(456,519)	(662,743)	(11,005,745)

Net increase (decrease)	474,444	$7,690,466	162,186	$2,761,404

FZ10-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund pays Distributors up to 0.25% per year of its average daily net assets of Class 2 for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

FZ10-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, there were no credits earned.

5. INCOME TAXES

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$92,995,403

Unrealized appreciation	10,610,759
Unrealized depreciation	—

Net unrealized appreciation (depreciation)	$10,610,759

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales and bond discounts.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $6,961,402 and $0, respectively.

7. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

FZ10-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

FRANKLIN ZERO COUPON FUND - 2010

Notes to Financial Statements (unaudited) (continued)

7. REGULATORY MATTERS (cont.)

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FZ10-16

MUTUAL DISCOVERY SECURITIES FUND

We are pleased to bring you Mutual Discovery Securities Fund’s semiannual report for the period ended June 30, 2005.

Performance Summary as of 6/30/05

Mutual Discovery Securities Fund – Class 1 delivered a +4.93% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Discovery Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Mutual Discovery Securities Fund seeks capital appreciation. The Fund normally invests mainly in U.S. and foreign equity securities that the manager believes are undervalued. The Fund invests substantially in undervalued stocks, risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmarks, the Standard & Poor’s 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index, which had total returns of -0.81% and -0.40% for the same period.1

Economic and Market Overview

The global economy generally grew during the six-month period ended June 30, 2005. U.S. economic expansion continued for its 15th consecutive quarter. U.S. gross domestic product (GDP) grew at annualized rates of 3.8% and an estimated 3.4% in the first and second quarters. Apart from western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China’s industrial production grew almost 17% in May, and Japan’s economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.2

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.3 Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment rates in Germany, Spain and France remained at least 10% during the period.4 Economic growth was slow and the euro declined in value versus the U.S. dollar. Largely in consideration of these factors, the European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest range of 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

3. Source: Bloomberg Energy/Commodity Service.

4. Sources: Deutsche Bundesbank (Germany); Spanish Labour Ministry (Spain); INSEE National Statistics Office (France).

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing involves special risks including currency fluctuations, economic instability, and social and political developments. Smaller and midsize company securities involve special risks such as relatively small revenues, limited product lines and small market share. The Fund’s prospectus also includes a description of the main investment risks.

rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union’s political future.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.59%, as measured by the MSCI Europe Index, using the local currencies of this index’s constituents.5 The MSCI Pacific Index, which includes Japan, returned 3.44% in local currencies for the same period.5 U.S. markets, as measured by the MSCI USA Index, had a total return of -0.41%.5 However, due to the dollar’s recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June, the dollar rose 12% and 8% versus the euro and the yen. Although the dollar’s recent rise helped make foreign-based companies’ goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors’ returns on European and Japanese equity investments.

Investment Strategy

At Mutual Series, we follow a distinctive, three-pronged investment approach, which combines the purchase of undervalued equities with investments in distressed debt and risk arbitrage. We build the bulk of the portfolio by investing in undervalued common stock — stocks where we believe we are buying assets at a substantial discount to intrinsic or business value. We focus on situations where we believe there is limited downside risk, and the potential for substantial long-term appreciation; we believe successful investing is as much about avoiding and containing losses as it is about generating gains. We augment the Fund’s equity portfolio with investments in distressed securities and bankruptcy situations. As with equities, we undertake our own rigorous fundamental analysis of each situation and focus our efforts on situations where we believe there is limited risk and substantial upside potential. Lastly, the Fund may invest in arbitrage situations, another highly specialized field. In arbitrage investing, we generally seek to invest in companies in the process of being acquired, or undergoing mergers. When buying those shares at a discount to the announced deal value, the Fund seeks to earn a return as that discount narrows and the transaction is completed.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

We seek to migrate the Fund’s investments toward the areas where we find the most compelling opportunities at any given moment. Typically, more of the Fund’s assets will be invested in equities, while distressed investing and arbitrage will each represent a much smaller portion of the Fund. We may also hold a significant portion of the Fund’s assets in cash or high-quality, short-term debt instruments when other investment opportunities are not sufficiently compelling. Mutual Discovery Securities Fund will seek out opportunities around the world, with an emphasis on developed markets — markets where we believe the political risks are low and potential returns are attractive. We will generally seek to hedge the Fund’s currency exposure when we believe it is advantageous to do so, in order to focus our efforts on analyzing business fundamentals and assessing the value of the company’s assets and liabilities.

Manager’s Discussion

Notwithstanding positive performance from our distressed debt and risk arbitrage investments, the Fund’s equity portfolio was the strongest contributor to performance for the six months under review. Three of our best performing stock investments were British American Tobacco (BAT), the world’s second largest tobacco company with about 15% of the global market; KT&G, a Korean tobacco company; and Orkla, a Norwegian conglomerate.

London-based BAT was the largest contributor to Fund performance during the first half of 2005 despite deteriorating economic conditions in the euro zone, an important market for BAT. Amid the difficult European consumer environment, BAT continued to report earnings that exceeded market expectations, driven by market share gains in the company’s four key brands. Earnings growth during the period was also fueled by a cost savings program. The company paid a dividend yielding approximately 4%, which further contributed to positive stock performance. Management believed the company could grow its earnings per share at a high single-digit growth rate, and despite 16% share price appreciation for the period, BAT remained one of the cheapest European consumer stocks.

KT&G, Korea Tobacco & Ginseng, is South Korea’s leading cigarette manufacturer with over 70% market share. First quarter sales in 2005 were depressed, but company fundamentals remained excellent in our view. Management plans to reduce costs by sourcing internationally grown leaves, which can be purchased significantly cheaper than domestic leaves. The company also expects to increase its products’

Top 10 Sectors/Industries

Mutual Discovery Securities Fund Based on Equity Securities 6/30/05

% of Total Net Assets

Tobacco	17.1%

Insurance	10.0%

Food Products	7.9%

Diversified Financial Services	7.3%

Metals & Mining	5.9%

Media	5.4%

Beverages	5.3%

Paper & Forest Products	5.1%

Commercial Banks	3.3%

Oil, Gas & Consumable Fuels	2.9%

average selling price, which is considered low compared to the GDP per capita. While KT&G continued its share buyback program at more than 4% per year, it still offered a 4.5% dividend yield which we found attractive. The stock posted over 30% total return during the period under review and we continue to hold it, believing it represents one of the tobacco industry’s best bargains.

Oslo-based Orkla is one of Norway’s largest conglomerates with operations in consumer goods, media, chemicals and metals. During the first half of 2005, the company reported higher-than-forecasted earnings, as management’s expense reduction program generated cost savings. Orkla also confirmed the turnaround of its problematic Danish newspaper asset and successfully navigated the difficult Scandinavian consumer environment. Orkla made a number of acquisitions in categories like snacks and confections in the Nordic and Russian markets, delivering on the company’s promise to focus on its core assets. In addition to the consumer goods acquisitions, management acquired 100% ownership of aluminum producer Elkem, in which Orkla already held a significant minority position. This acquisition resolved longstanding uncertainty from the deadlock between Orkla and Alcoa battling for control of Elkem since 1998. During this reporting period, management announced an additional cost reduction program expected to benefit future profit growth. Despite the stock’s appreciation of more than 16% in the first six months of 2005, we believe Orkla continued to trade at a significant discount to its intrinsic value.

Detractors from Fund performance during the six months under review included Berkshire Hathaway, an insurance company; Weyerhaeuser, a forest and paper products company; and Washington Post, a newspaper and publishing company. After rising early in the year, Berkshire Hathaway shares sagged as investors became concerned with management’s ability to generate attractive returns on the company’s sizable cash position, which reached $44 billion at the end of March 2005. Weyerhaeuser stock suffered during the period due to soft paper markets and a competitor’s pre-announcement of weaker-than-expected earnings at the end of the second quarter. Shares of Washington Post underperformed after the company reported disappointing earnings due to poor advertising results at Newsweek. Advertising was also weak at the company’s television group, which faced difficult comparisons with political ad spending in 2004.

Top 10 Holdings

Mutual Discovery Securities Fund

6/30/05

Company Sector/Industry, Country	% of Total Net Assets

Berkshire Hathaway Inc., A & B	5.8%
Insurance, U.S.

British American Tobacco PLC	4.3%
Tobacco, U.K.

KT&G Corp., ord. & GDR, 144A	3.2%
Tobacco, South Korea

Weyerhaeuser Co.	2.8%
Paper & Forest Products, U.S.

Orkla ASA	2.6%
Food Products, Norway

Altadis SA	2.5%
Tobacco, Spain

Imperial Tobacco Group PLC	2.5%
Tobacco, U.K.

Anglo American PLC	2.5%
Metals & Mining, South Africa

Nestlé SA	2.3%
Food Products, Switzerland

Potlatch Corp.	2.3%
Paper & Forest Products, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

We also feel it is appropriate to comment on our currency hedging posture given our international exposure and recent exchange rate volatility. We generally seek to hedge foreign currency risks to focus Fund performance on the underlying quality of our investment decisions. We have the ability, when we believe currency values are fundamentally misaligned, to adjust this hedging ratio to capitalize on these misvaluations. Entering 2005, the Fund was less than fully hedged in foreign currencies, which negatively impacted the Fund’s performance during the first half of the year. Although the U.S. dollar’s future movements are unpredictable, given recent events in Europe, including negative developments in the European Union integration process and lackluster economic performance that could lead to potentially lower interest rates, we recently increased our hedging ratios. We remained less than fully weighted in the U.S. dollar on a net basis compared to a baseline fully hedged position.

Thank you for your participation in Mutual Discovery Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Mutual Discovery Securities Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,049.30	$5.13
Hypothetical (5% return before expenses)	$1,000	$1,019.79	$5.06

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (1.01%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

MD P-3

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

MUTUAL DISCOVERY SECURITIES FUND

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

The prospectuses are amended by replacing the MANAGEMENT section (page MD-6) with the following:

MANAGEMENT

Franklin Mutual Advisers, LLC (Franklin Mutual), 101 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund’s investment manager.

Under an agreement with Franklin Mutual, Franklin Templeton Investment Management Limited (Investment Management), The Adelphi Building, 1-11 John Adams Street, London, WC2N 6HT, serves as the Fund’s sub-advisor. Investment Management provides Franklin Mutual with investment management advice and services.

The team responsible for the Fund’s management is:

Anne E. Gudefin CFA PORTFOLIO MANAGER OF INVESTMENT MANAGEMENT	Ms. Gudefin assumed the duties of portfolio manager of the Fund in May 2005, and has been with Franklin Templeton Investments since 2000. Previously she was an analyst at Perry Capital. Ms. Gudefin has primary responsibility for the investments of the Fund. She has final authority over all aspects of the Fund’s investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated management requirements. The degree to which she may perform these functions, and the nature of these functions, may change from time to time.

F. David Segal ASSISTANT PORTFOLIO MANAGER OF FRANKLIN MUTUAL	Mr. Segal has been an assistant manager of the Fund since 2004, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Prior to joining Franklin Templeton Investments in 2002, he was an analyst in the Structured Finance Group of Metlife for the period 1999-2002.

The Fund’s SAI provides additional information about the portfolio managers’ compensation, other accounts that they manage and their ownership of Fund shares.

The Fund pays Franklin Mutual a fee for managing the Fund’s assets. For the fiscal year ended December 31, 2004, the Fund paid 0.80% of its average daily net assets to Franklin Mutual for its services.

Please keep this supplement for future reference.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.44		$14.04	$11.06	$12.56	$14.55	$13.57

Income from investment operations:
Net investment income[a]	0.18		0.26	0.19	0.19	0.24	0.26
Net realized and unrealized gains (losses)	0.63		2.31	3.01	(1.28)	(0.08)	1.14

Total from investment operations	0.81		2.57	3.20	(1.09)	0.16	1.40

Less distributions from:
Net investment income	(0.24)		(0.17)	(0.22)	(0.19)	(0.30)	(0.42)
Net realized gains	—		—	—	(0.22)	(1.85)	—

Total distributions	(0.24)		(0.17)	(0.22)	(0.41)	(2.15)	(0.42)

Net asset value, end of period	$17.01		$16.44	$14.04	$11.06	$12.56	$14.55

Total return[b]	4.93%		18.55%	29.19%	(9.06)%	0.39%	10.45%
Ratios/supplemental data
Net assets, end of period (000’s)	$134,261		$137,703	$134,332	$122,011	$164,527	$191,051
Ratios to average net assets:*
Expenses[c]	1.01%	[d]	1.01%	1.04%	1.03%	1.02%	1.02%
Net investment income	2.19%	[d]	1.71%	1.48%	1.55%	1.76%	1.80%
Portfolio turnover rate	8.82%		29.81%	41.52%	47.46%	64.58%	74.77%
*Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses	0.99%	[d]	1.01%	1.01%	1.02%	1.00%	0.98%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.25	$13.90	$10.97	$12.50	$14.50	$13.54

Income from investment operations:
Net investment income[a]	0.16	0.21	0.13	0.16	0.13	0.22
Net realized and unrealized gains (losses)	0.62	2.30	3.02	(1.29)	0.01	1.14

Total from investment operations	0.78	2.51	3.15	(1.13)	0.14	1.36

Less distributions from:
Net investment income	(0.22)	(0.16)	(0.22)	(0.18)	(0.29)	(0.40)
Net realized gains	—	—	—	(0.22)	(1.85)	—

Total distributions	(0.22)	(0.16)	(0.22)	(0.40)	(2.14)	(0.40)

Net asset value, end of period	$16.81	$16.25	$13.90	$10.97	$12.50	$14.50

Total return[b]	4.81%	18.19%	28.99%	(9.40)%	24.00%	10.21%
Ratios/supplemental data
Net assets, end of period (000’s)	$590,684	$403,560	$160,371	$37,241	$5,681	$1,035
Ratios to average net assets:*
Expenses[c]	1.26%[d]	1.26%	1.29%	1.28%	1.27%	1.27%
Net investment income	1.94%[d]	1.46%	1.23%	1.30%	1.03%	1.59%
Portfolio turnover rate	8.82%	29.81%	41.52%	47.46%	64.58%	74.77%
*Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses	1.24%[d]	1.25%	1.26%	1.27%	1.25%	1.23%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests 90.7%
Aerospace & Defense 0.2%
Northrop Grumman Corp.	United States	25,000	$1,381,250

Airlines 0.5%
[a]ACE Aviation Holdings Inc.	Canada	5,465	177,765
[a]ACE Aviation Holdings Inc., A, 144A	Canada	337,068	3,546,939
[a,b]Air Canada Inc., Contingent Distribution	Canada	15,269,146	—

			3,724,704

Automobiles 0.2%
Hero Honda Motors Ltd.	India	90,500	1,203,822

Beverages 5.3%
Brown-Forman Corp., A	United States	7,400	473,600
Brown-Forman Corp., B	United States	21,560	1,303,518
Carlsberg AS, A	Denmark	7,100	337,258
Carlsberg AS, B	Denmark	236,075	12,114,766
Coca-Cola Enterprises Inc.	United States	72,900	1,604,529
Diageo PLC	United Kingdom	526,840	7,767,495
Fomento Economico Mexicano SA de CV Femsa, ADR	Mexico	60,300	3,592,071
Heineken Holding NV, A	Netherlands	121,262	3,382,042
Pernod-Ricard SA	France	48,200	7,698,469

			38,273,748

Chemicals 1.5%
Givaudan AG	Switzerland	7,750	4,507,431
Linde AG	Germany	53,800	3,633,754
[a]MG Technologies AG	Germany	77,300	925,972
Solvay SA	Belgium	16,017	1,646,372

			10,713,529

Commercial Banks 3.3%
Allied Irish Banks PLC	Ireland	445,000	9,573,598
Bank of Ireland	Ireland	273,870	4,419,499
BNP Paribas SA	France	46,200	3,169,629
[a,d]Cerberus NCB Acquisition LP Ltd., wts., 8/29/13	Japan	671,524	956,922
Danske Bank	Denmark	101,550	3,055,034
[a,d]Elephant Capital Holdings Ltd.	Japan	755	1,434,279
Foreningssparbanken AB, A	Sweden	66,200	1,452,776

			24,061,737

Commercial Services & Supplies 0.1%
Comdisco Holding Co. Inc.	United States	16	268
[b]Comdisco, Contingent Distribution	United States	2,129,997	—
Fursys Inc.	South Korea	32,640	646,805
[a,b]Safety Kleen Corp., Contingent Distribution	United States	31,000	—

			647,073

Computers & Peripherals 0.0%[c]
[a,d]DecisionOne Corp.	United States	21,716	15,483

Construction Materials 0.6%
Ciments Francais SA	France	22,650	2,211,695
Hanil Cement Manufacturing Co. Ltd.	South Korea	31,720	1,876,524

			4,088,219

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests (cont.)
Containers & Packaging 0.7%
Temple-Inland Inc.	United States	128,400	$4,770,060

Distributors 0.2%
Compania de Distribucion Integral Logista SA	Spain	30,900	1,574,818

Diversified Financial Services 7.4%
Brascan Corp., A	Canada	114,850	4,387,381
Euronext	Netherlands	145,300	4,920,984
Fortis Group NV	Belgium	336,800	9,344,575
Guinness Peat Group PLC	New Zealand	1,844,780	2,567,561
Jardine Matheson Holdings Ltd.	Hong Kong	423,364	7,493,543
Jardine Strategic Holdings Ltd.	Hong Kong	937,700	9,564,540
Leucadia National Corp.	United States	52,170	2,015,327
London Stock Exchange PLC	United Kingdom	45,200	397,983
[a,b]Marconi Corp., Contingent Distribution	United Kingdom	1,739,100	—
Remgro Ltd.	South Africa	805,113	12,717,400
Spinrite Income Fund, 144A	Canada	25,700	260,965

			53,670,259

Diversified Telecommunication Services 2.9%
[a,d,e]AboveNet Inc.	United States	16,706	400,333
[a,b,e]AboveNet Inc., Contingent Distribution	United States	2,312,000	—
[a,d,e]AboveNet Inc., wts., 9/08/08	United States	550	2,200
[a,d,e]AboveNet Inc., wts., 9/08/10	United States	647	518
BCE Inc.	Canada	36,400	861,644
Belgacom SA	Belgium	45,400	1,551,878
Chunghwa Telecom Co. Ltd., ADR	Taiwan	104,845	2,246,828
[a,b]Global Crossing Holdings Ltd., Contingent Distribution	United States	2,236,777	—
Koninklijke KPN NV	Netherlands	174,400	1,464,500
MCI Inc.	United States	120,034	3,086,074
[a]NTL Inc.	United Kingdom	86,731	5,934,135
[a,b]Telewest Communications PLC, Contingent Distribution	United Kingdom	2,541,312	—
[a,b]Telewest Finance Ltd., Contingent Distribution	United Kingdom	274,000	—
[a]Telewest Global Inc.	United Kingdom	156,135	3,556,755
Verizon Communications Inc.	United States	50,200	1,734,410

			20,839,275

Electric Utilities 0.3%
E.ON AG	Germany	20,750	1,849,912
[a]Entegra/Union Power, 144A	United States	9,095	—

			1,849,912

Food & Staples Retailing 1.2%
Carrefour SA	France	164,600	7,986,521
[a]Kroger Co.	United States	31,000	589,930
[a]Neighborcare Inc.	United States	10,500	348,285

			8,924,736

Food Products 8.2%
Cadbury Schweppes PLC	United Kingdom	402,627	3,844,435
CSM NV	Netherlands	177,936	5,505,262
Farmer Brothers Co.	United States	61,700	1,373,442
General Mills Inc.	United States	57,700	2,699,783

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests (cont.)
Food Products (cont.)
Groupe Danone	France	61,450	$5,405,548
Lotte Confectionary Co. Ltd.	South Korea	4,280	2,978,830
Nestle SA	Switzerland	66,060	16,904,103
Nong Shim Co. Ltd.	South Korea	5,250	1,522,475
Orkla ASA	Norway	512,170	18,887,983

			59,121,861

Health Care Equipment & Supplies 0.4%
Guidant Corp.	United States	41,600	2,799,680

Health Care Providers & Services 0.7%
[a]Accredo Health Inc.	United States	18,600	844,440
[a,e]Kindred Healthcare Inc.	United States	57,508	2,163,997
[a,e]Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13	United States	28	800
[a,e]Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14	United States	14	163
[a,e]Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12	United States	42	488
[a,e]Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11	United States	138	1,915
[a,e]Kindred Healthcare Inc., wts., Series A, 4/20/06	United States	5,258	247,957
[a,e]Kindred Healthcare Inc., wts., Series B, 4/20/06	United States	13,145	584,427
MDS Inc.	Canada	82,800	1,244,264

			5,088,451

Hotels, Restaurants & Leisure 0.2%
[a]FHC Delaware Inc.	United States	49,920	173,517
[a,b]Trump Atlantic, Contingent Distribution	United States	1,841,000	66,276
[a]Trump Entertainment Resorts Inc.	United States	66,767	908,031

			1,147,824

Household Durables 0.1%
Hunter Douglas NV	Netherlands	20,799	1,040,139
[a]Maytag Corp., Jul. 15 Puts, 7/16/05	United States	18	180

			1,040,319

Industrial Conglomerates 0.7%
Siemens AG	Germany	70,100	5,123,165

Insurance 10.0%
[a]Alleghany Corp.	United States	3,759	1,116,423
[a]Berkshire Hathaway Inc., A	United States	45	3,757,500
[a]Berkshire Hathaway Inc., B	United States	13,750	38,273,125
Catlin Group	United Kingdom	495,500	3,617,210
E-L Financial Corp. Ltd.	Canada	8,478	2,761,180
Hartford Financial Services Group Inc.	United States	40,800	3,051,024
[a,d]Imagine Group Holdings Ltd.	Bermuda	451,787	4,626,990
IPC Holdings Ltd.	United States	15,500	614,110
Irish Life & Permanent PLC	Ireland	185,900	3,268,349
Montpelier Re Holdings Ltd.	Bermuda	4,857	167,955
Old Republic International Corp.	United States	112,900	2,855,241
[a,d]Olympus Re Holdings Ltd.	Bermuda	2,140	401,015
Prudential Financial Inc.	United States	24,900	1,634,934
White Mountains Insurance Group Inc.	United States	9,696	6,117,206

			72,262,262

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests (cont.)
IT Services 0.1%
[a]Sungard Data Systems Inc.	United States	27,300	$960,141

Leisure Equipment & Products 0.5%
Agfa Gevaert NV	Belgium	61,990	1,713,923
Mattel Inc.	United States	52,300	957,090
Shimano Inc.	Japan	31,100	883,841

			3,554,854

Machinery 1.4%
Metso OYJ	Finland	80,800	1,760,305
Schindler Holding AG	Switzerland	19,900	7,188,095
Schindler Holding AG, Reg D	Switzerland	4,100	1,499,356

			10,447,756

Marine 1.0%
A P Moller - Maersk A/S	Denmark	740	7,066,217

Media 5.4%
Astral Media Inc., A	Canada	70,900	1,825,888
[a]CJ CGV Co. Ltd.	South Korea	58,470	1,494,955
Clear Channel Communications Inc.	United States	152,300	4,710,639
[a]Comcast Corp., A	United States	14,800	443,260
Daekyo Co. Ltd.	South Korea	3,800	260,802
E.W. Scripps Co., A	United States	21,700	1,058,960
EchoStar Communications Corp., A	United States	64,300	1,938,645
Hollinger International Inc.	United States	95,634	861,567
[a]JC Decaux SA	France	40,325	1,022,214
[a]Liberty Media Corp., A	United States	525,146	5,351,238
News Corp. Ltd., A	United States	430,300	6,962,254
Omnicom Group Inc.	United States	16,700	1,333,662
Pearson PLC	United Kingdom	331,700	3,907,002
SES Global, FDR	Luxembourg	198,389	2,940,608
[a]TVMAX Holdings Inc.	United States	8,935	8,935
Viacom Inc., B	United States	63,300	2,026,866
Washington Post Co., B	United States	3,821	3,190,649

			39,338,144

Metals & Mining 5.6%
Anglo American PLC	South Africa	764,767	17,933,753
Freeport McMoran Copper & Gold Inc., B	United States	39,700	1,486,368
[a]Gammon Lake Resources Inc.	Canada	364,300	2,453,249
[a]Glamis Gold Ltd.	Canada	46,700	799,744
Gold Fields Ltd.	South Africa	2,300	26,315
Goldcorp Inc.	Canada	20,524	326,514
Goldcorp Inc. (USD Traded)	Canada	13,500	213,030
[a]Goldcorp Inc., wts., 5/30/07	Canada	20,700	54,068
Harmony Gold Mining Co. Ltd., ADR	South Africa	39,400	337,264
Hindalco Industries Inc.	India	55,900	1,543,984
Impala Platinum Holdings Ltd.	South Africa	34,700	3,110,496
[a]Kinross Gold Corp.	Canada	49,400	302,424
[a]LionOre Mining International Ltd.	Canada	398,600	2,046,522

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests (cont.)
Metals & Mining (cont.)
Mittal Steel Co. NV, Reg D	Netherlands	75,360	$1,789,047
Newmont Mining Corp.	United States	186,000	7,259,580
Noranda Inc.	Canada	3,283	56,543
[a,d]PIG IRON LLC	United States	269,400	1,177
Placer Dome Inc.	Canada	45,600	697,902
[a]Randgold & Exploration Co. Ltd., ADR	South Africa	10,500	17,745

			40,455,725

Multi-Utilities 0.1%
Northwestern Corp.	United States	18,132	571,521
[a,b]Northwestern Corp., Contingent Distribution	United States	550,000	35,750

			607,271

Multiline Retail 0.4%
May Department Stores Co.	United States	63,600	2,554,176

Oil, Gas & Consumable Fuels 3.0%
Anchor Resources LLC	United States	3,410	—
Bharat Petroleum Corp. Ltd.	India	18,300	154,587
BP PLC	United Kingdom	158,600	1,650,752
BP PLC, ADR	United Kingdom	9,000	561,420
Canadian Oil Sands Trust	Canada	28,700	2,110,742
Eni SpA	Italy	67,710	1,745,901
Oil & Natural Gas Corp. Ltd.	India	101,500	2,383,120
Premcor Inc.	United States	23,700	1,758,066
Statoil ASA	Norway	205,595	4,199,990
Suncor Energy Inc.	Canada	74,700	3,531,650
Total SA, B	France	12,324	2,897,396
Total SA, B, ADR	France	9,670	1,129,939

			22,123,563

Paper & Forest Products 5.1%
Potlatch Corp.	United States	315,600	16,515,348
Weyerhaeuser Co.	United States	324,100	20,628,965

			37,144,313

Personal Products 0.8%
Amorepacific Corp.	South Korea	9,800	2,595,650
Gillette Co.	United States	66,500	3,366,895

			5,962,545

Pharmaceuticals 1.8%
Astellas Pharmaceutical Inc.	Japan	98,424	3,365,454
Pfizer Inc.	United States	39,200	1,081,136
Sanofi-Aventis	France	53,293	4,378,480
Takeda Pharmaceutical Co. Ltd.	Japan	51,785	2,569,628
Wyeth	United States	44,400	1,975,800

			13,370,498

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests (cont.)
Real Estate 1.4%
[a]Canary Wharf Group PLC	United Kingdom	185,900	$952,462
iStar Financial Inc.	United States	121,700	5,061,503
[a,d]Security Capital European Realty	Luxembourg	570	3,596
Swire Pacific Ltd., A	Hong Kong	70,300	621,956
Swire Pacific Ltd., B	Hong Kong	1,081,600	1,753,754
[a,d]Torre Mayor Investments, LP	Mexico	10	670,000
Ventas Inc.	United States	33,500	1,011,700

			10,074,971

Road & Rail 0.9%
CSX Corp.	United States	37,500	1,599,750
[d]Florida East Coast Industries Inc.	United States	124,400	5,117,194

			6,716,944

Semiconductors & Semiconductor Equipment 0.3%
Samsung Electronics Co. Ltd.	South Korea	5,200	2,483,132

Software 0.3%
[a]Veritas Software Corp.	United States	76,900	1,876,360

Thrifts & Mortgage Finance 0.4%
Hudson City Bancorp Inc.	United States	266,460	3,040,309

Tobacco 17.1%
Altadis SA	Spain	439,723	18,446,605
Altria Group Inc.	United States	97,831	6,325,752
British American Tobacco PLC	United Kingdom	1,610,201	31,038,073
Gallaher Group PLC	United Kingdom	574,600	8,533,409
Imperial Tobacco Group PLC	United Kingdom	672,817	18,115,834
ITC Ltd.	India	115,968	4,399,715
Japan Tobacco Inc.	Japan	528	7,050,162
KT&G Corp.	South Korea	467,560	18,304,669
KT&G Corp., GDR, 144A	South Korea	235,090	4,650,080
Reynolds American Inc.	United States	87,900	6,926,520

			123,790,819

Wireless Telecommunication Services 0.4%
[a]Nextel Communications Inc., A	United States	58,300	1,883,673
Telephone & Data Systems Inc., Special Shares	United States	12,200	467,748
[a]Western Wireless Corp., A	United States	20,300	858,690

			3,210,111

Total Common Stocks and Other Equity Interests (Cost $537,401,968)			657,100,036

		SHARES/ WARRANTS
Preferred Stocks 0.3%
Diversified Telecommunication Services 0.0%[c]
PTV Inc., 10.00%, pfd., A	United Kingdom	4,289	8,578

Electric Utilities 0.0%[c]
[a]Montana Power Co., 8.45%, pfd.	United States	2,880	23,760

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS		VALUE
Preferred Stocks (cont.)
Food Products 0.0%[c]
Unilever NV, pfd.	Netherlands	43,200		$5,227

Metals & Mining 0.3%
[d,e]Esmark Inc., Series A, 10.00%, cvt. pfd.	United States	2,352		2,352,000
Noranda Inc., 6.00%, cvt. pfd.	Canada	3,224		82,051
Noranda Inc., 6.25%, cvt. pfd.	Canada	3,224		81,890
Noranda Inc., 6.50%, cvt. pfd.	Canada	1,612		40,912

				2,556,853

Total Preferred Stocks (Cost $2,606,907)				2,594,418

		PRINCIPAL AMOUNT[f]
Corporate Bonds & Notes 1.0%
Anchor Resources LLC, 12.00%, 12/17/06	United States	$1,595		1,595
Calpine Corp., senior note, 8.25%, 8/15/05	United States	245,000		244,694
Calpine Generating Co., FRN, 11.169%, 4/01/11	United States	358,000		327,570
[d,e]DecisionOne Corp., 144A, 12.00%, 4/15/10	United States	26,192		26,192
[e]Entegra/Union Power,
[g]LOC Facility, FRN, 6/01/12	United States	125,911		125,911
[g]Working Capital Facility, FRN, 6/01/12	United States	18,887		18,887
Term Loan A, 4.00%, 6/01/12	United States	463,343		340,557
Term Loan B, 9.00%, 6/01/20	United States	446,182		327,944
Eurotunnel PLC, Senior Tranche G2 Term Loan A, 144A, FRN, 5.93875%, 12/15/12	United Kingdom	34,050	GBP	58,559
Tier 2, FRN, 6.149%, 12/31/18	United Kingdom	199,114	GBP	274,659
Tier 3, FRN, 6.149%, 12/31/25	United Kingdom	1,346,624	GBP	796,091
Eurotunnel SA, Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12	France	75,000	EUR	88,027
Tier 2 (LIBOR), FRN, 3.44%, 12/31/18	France	39,763	EUR	37,047
Tier 2 (PIBOR), FRN, 3.438%, 12/31/18	France	17,565	EUR	16,366
Tier 3 (PIBOR), FRN, 3.438%, 12/31/25	France	331,700	EUR	132,447
Tier 3 (LIBOR), FRN, 3.44%, 12/31/25	France	1,476,585	EUR	589,598
Motor Coach Industries International Inc., FRN, 16.32%, 12/01/08	United States	1,935,313		1,935,313
[d]Seton House Finance Ltd., zero cpn., 2/07/12	United Kingdom	2,553,000	EUR	935,693
Trump Entertainment Resorts Inc., 8.50%, 5/20/15	United States	1,147,338		1,125,825
TVMAX Holdings Inc., PIK,
11.50%, 9/30/05	United States	10,564		10,564
[g]14.00%, 9/30/05	United States	36,388		36,388

Total Corporate Bonds & Notes (Cost $8,612,915)				7,449,927

Corporate Bonds & Notes in Reorganization 1.3%
[h]Adelphia Communications Corp., 9.25%, 10/01/02	United States	$2,490,000		2,153,850
8.125%, 7/15/03	United States	219,000		190,530
7.50%, 1/15/04	United States	80,000		69,200
9.50%, 2/15/04	United States	13,844		11,906
10.50%, 7/15/04	United States	124,000		109,740
9.875%, 3/01/05	United States	85,000		73,525
10.25%, 11/01/06	United States	329,000		281,295
9.875%, 3/01/07	United States	51,000		44,497

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[f]	VALUE
Corporate Bonds & Notes in Reorganization (cont.)
[h]Adelphia Communications Corp. (cont.),
8.375%, 2/01/08	United States	$235,000	$205,625
7.75%, 1/15/09	United States	580,000	504,600
7.875%, 5/01/09	United States	141,000	119,850
9.375%, 11/15/09	United States	410,000	364,900
10.875%, 10/01/10	United States	289,000	252,875
10.25%, 6/15/11	United States	467,000	421,467
[h]Armstrong Holdings Inc.,
9.75%, 4/15/08	United States	218,000	180,940
7.45%, 5/15/29	United States	133,000	106,400
Revolver, 10/29/03	United States	171,450	135,446
Trade Claim	United States	459,700	363,163
[h]Century Communications Corp., 9.50%, 3/01/05	United States	42,000	43,470
8.875%, 1/15/07	United States	22,000	22,550
8.75%, 10/01/07	United States	119,000	120,190
8.375%, 12/15/07	United States	20,000	20,600
Series B, zero cpn., 1/15/08	United States	308,000	189,420
zero cpn., 3/15/03	United States	353,000	326,525
[h]Mirant Corp.,
[g]4 Year Revolver, 7/17/05	United States	197,323	164,765
364 Day Revolver, 7/16/03	United States	573,400	438,651
[g]Tranche C Revolver, 4/01/04	United States	313,706	239,985
[g,h]Owens Corning, Revolver, 6/26/02	United States	1,932,381	2,193,253
[h]Safety Kleen Services, senior sub. note, 9.25%, 6/01/08	United States	3,000	2

Total Corporate Bonds & Notes in Reorganization (Cost $7,965,812)			9,349,220

		SHARES/ PRINCIPAL AMOUNT
Companies in Liquidation 0.0%[c]
[a]United Cos. Financial Corp., Bank Claim	United States	4,727	—
Revolver	United States	1,199,266	—

Total Companies in Liquidation (Cost $—)			—

Government Agencies 3.4%
[i,j]Federal Home Loan Bank, 7/01/05 - 12/19/05	United States	23,000,000	22,919,789
[j]U.S. Treasury Bill, 7/28/05	United States	2,000,000	1,995,688

Total Government Agencies (Cost $24,923,611)			24,915,477

Short-Term Investment (Cost $4,987,789) 0.7%
[j]Bradford & Bingley PLC, Commercial Paper, 7/28/05	United Kingdom	5,000,000	4,987,290

Total Investments (Cost $586,499,002) 97.4%			706,396,368
Securities Sold Short (1.9)%			(13,677,227)
Net Unrealized Gain/Loss on Forward Exchange Contracts 1.2%			8,641,339
Other Assets, less Liabilities 3.3%			23,584,259

Net Assets 100.0%			$724,944,739

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
[k]Securities Sold Short 1.9%
Diversified Financial Services 0.1%
Nasdaq 100	United States	20,900	$769,538

Diversified Telecommunication Services 0.3%
Alltel Corp.	United States	10,780	671,378
Sprint Corp.	United States	58,600	1,470,274

			2,141,652

Food Products 0.3%
Kraft Foods Inc., A	United States	64,580	2,054,290

Health Care Providers & Services 0.0%[c]
Medco Health Solutions Inc.	United States	3,600	192,096

Hotels, Restaurants & Leisure 0.0%[c]
Harrah’s Entertainment Inc.	United States	313	22,558

Household Products 0.5%
Procter & Gamble Co.	United States	66,800	3,523,700

Multiline Retail 0.2%
Federated Department Stores Inc.	United States	20,100	1,472,928

Oil, Gas & Consumable Fuels 0.1%
Valero Energy Corp.	United States	12,000	949,320

Pharmaceuticals 0.1%
Johnson & Johnson	United States	13,800	897,000

Software 0.2%
Symantec Corp.	United States	54,500	1,184,830

Wireless Telecommunication Services 0.1%
Telephone & Data Systems Inc.	United States	11,500	469,315

Total Securities Sold Short (Proceeds $13,315,930)			$13,677,227

Currency Abbreviations:

EUR - Euro

GBP - British Pound

USD - United States Dollar

Selected Portfolio Abbreviations:

ADR - American Depository Receipt

FDR - Foreign Depository Receipt

FRN - Floating Rate Notes

GDR - Global Depository Receipt

LOC - Letter of Credit

LIBOR - London InterBank Offered Rate

LLC - Limited Liability Corp.

LP - Limited Partnership

PIK - Payment-In-Kind

PIBOR - Paris InterBank Offered Rate

PLC- Public Limited Co.

[a]	Non-income producing.
[b]	Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[c]	Rounds to less than 0.05% of net assets.
[d]	See Note 10 regarding restricted and illiquid securities.
[e]	See Note 12 regarding other considerations.
[f]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[g]	See Note 11 regarding unfunded loan commitments.
[h]	Defaulted securities. See Note 9.
[i]	See Note 1(g) regarding securities segregated with broker for securities sold short.
[j]	A portion or all of the security is traded on a discounted basis with no stated coupon rate.
[k]	See Note 1(g) regarding securities sold short.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost	$586,499,002

Value - (includes securities segregated with broker for securities sold short in the amount of $1,461,491)	$706,396,368
Cash	1,116,400
Foreign currency, at value (cost $6,783,172)	6,636,652
Receivables:
Investment securities sold	6,361,726
Capital shares sold	1,066,366
Dividends and interest	1,020,527
Unrealized gain on forward exchange contracts (Note 8)	8,991,770
Cash on deposit with brokers for securities sold short	14,217,857
Due from broker - synthetic equity swaps	661,797

Total assets	746,469,463

Liabilities:
Payables:
Investment securities purchased	6,165,609
Capital shares redeemed	433,107
Affiliates	790,271
Securities sold short, at value (proceeds $13,315,930)	13,677,227
Unrealized loss on forward exchange contracts (Note 8)	350,431
Other liabilities	108,079

Total liabilities	21,524,724

Net assets, at value	$724,944,739

Net assets consist of:
Undistributed net investment income	$1,646,110
Net unrealized appreciation (depreciation)	128,037,284
Accumulated net realized gain (loss)	9,024,627
Paid-in capital	586,236,718

Net assets, at value	$724,944,739

Class 1:
Net assets, at value	$134,260,753

Shares outstanding	7,891,132

Net asset value per share	$17.01

Class 2:
Net assets, at value	$590,683,986

Shares outstanding	35,133,653

Net asset value per share	$16.81

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
(net of foreign taxes of $753,787)
Dividends	$8,709,807
Interest	1,269,166
Other income (Note 13)	9,567

Total investment income	9,988,540

Expenses:
Management fees (Note 3a)	2,489,585
Administrative fees (Note 3b)	434,557
Distribution fees - Class 2 (Note 3c)	612,009
Custodian fees (Notes 4)	81,300
Reports to shareholders	42,000
Professional fees	32,787
Trustees’ fees and expenses	1,900
Dividends on securities sold short	73,216
Other	10,470

Total expenses	3,777,824
Expense reductions (Note 4)	(2,714)

Net expenses	3,775,110

Net investment income	6,213,430

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	12,314,755
Written options	44,570
Foreign currency transactions	(3,058,214)
Securities sold short	(32,696)

Net realized gain (loss)	9,268,415

Net change in unrealized appreciation (depreciation) on:
Investments	696,124
Translation of assets and liabilities denominated in foreign currencies	14,684,199
Change in deferred taxes on unrealized appreciation	49,461

Net unrealized appreciation (depreciation)	15,429,784

Net realized and unrealized gain (loss)	24,698,199

Net increase (decrease) in net assets resulting from operations	$30,911,629

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$6,213,430	$6,028,591
Net realized gain (loss) from investments, written options, securities sold short, and foreign currency transactions	9,268,415	8,550,162
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	15,429,784	58,272,161

Net increase (decrease) in net assets resulting from operations	30,911,629	72,850,914

Distributions to shareholders from:
Net investment income:
Class 1	(1,894,145)	(1,514,244)
Class 2	(7,611,109)	(2,636,191)

Total distributions to shareholders	(9,505,254)	(4,150,435)

Capital share transactions: (Note 2)
Class 1	(8,063,459)	(17,489,472)
Class 2	170,339,271	195,348,144

Total capital share transactions	162,275,812	177,858,672

Net increase (decrease) in net assets	183,682,187	246,559,151
Net assets:
Beginning of period	541,262,552	294,703,401

End of period	$724,944,739	$541,262,552

Undistributed net investment income included in net assets:
End of period	$1,646,110	$4,937,934

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Mutual Discovery Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 65.96% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery, or TBA Basis

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Foreign Currency Contracts

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily by the Fund and any equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Synthetic Equity Swaps

The Fund may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin”). Subsequent payments known as “variation margin”, are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks of entering into synthetic equity swaps include unfavorable price movements in the underlying securities or the inability of the counterparties to fulfill their obligations under the contract.

f. Options

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Options (cont.)

premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

g. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

h. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income, dividends declared on securities sold short, and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($ 0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	80,331	$1,346,926	274,146	$4,087,507
Shares issued in reinvestment of distributions	110,704	1,894,145	105,743	1,514,244
Shares redeemed	(675,106)	(11,304,530)	(1,573,984)	(23,091,223)

Net increase (decrease)	(484,071)	$(8,063,459)	(1,194,095)	$(17,489,472)

Class 2 Shares:
Shares sold	10,474,922	$173,059,142	14,183,512	$208,048,594
Shares issued in reinvestment of distributions	450,095	7,611,109	186,040	2,636,191
Shares redeemed	(623,030)	(10,330,980)	(1,074,971)	(15,336,641)

Net increase (decrease)	10,301,987	$170,339,271	13,294,581	$195,348,144

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers LLC (Franklin Mutual)	Investment manager
Franklin Templeton Investment Management Limited (FTIML)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal Underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer Agent

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

Effective May 1, 2005, the Fund pays an investment management fee to Franklin Mutual based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.800%	Up to and including $4 billion
0.770%	Over $4 billion, up to and including $7 billion
0.750%	Over $7 billion, up to and including $10 billion
0.730%	In excess of $10 billion

Prior to May 1, 2005, the Fund paid fees to Franklin Mutual of 0.80% per year of the average daily net assets of the Fund.

Effective May 19, 2005, under a subadvisory agreement, FTIML, an affiliate of Franklin Mutual, provides subadvisory services to the Fund and receives from Franklin Mutual fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $ 200 million
0.135%	Over $ 200 million, up to and including $ 700 million
0.100%	Over $ 700 million, up to and including $ 1.2 billion
0.075%	In excess of $ 1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses of $ 2,707,677 which may be carried over to offset future capital gains. Such losses expire in 2011.

At December 31, 2004, the Fund had deferred capital losses occurring subsequent to October 31, 2004 of $ 2,190,019. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (cont.)

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$589,703,383

Unrealized appreciation	$125,825,061
Unrealized depreciation	(9,132,076)

Net unrealized appreciation (depreciation)	$116,692,985

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, passive foreign investment company shares, bond discounts and premiums, and certain dividends on securities sold short.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of defaulted securities, wash sales, foreign currency transactions, bond discounts and premiums and certain dividends on securities sold short.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding securities sold short and short-term securities) for the period ended June 30, 2005, aggregated $ 246,330,436 and $ 51,116,485, respectively.

Transactions in options written during the period ended June 30, 2005, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2004	126	$17,185
Options written	13,181	58,736
Options expired	(12,894)	(23,753)
Options exercised	(371)	(45,027)
Options closed	(42)	(7,141)

Options outstanding at June 30, 2005	—	$—

7. SYNTHETIC EQUITY SWAPS

As of June 30, 2005, the Fund had the following synthetic equity swaps outstanding:

Contracts to Buy	Number of Contracts	Notional Value	Unrealized Gain (Loss)
Allied Domecq PLC (6.36 - 6.93 GBP)	181,863	$2,199,128	$(2,409)
Christian Dior SA (47.22 - 54.99 EUR)	5,203	403,548	95,803
London Stock Exchange PLC (5.31 - 5.56 GBP)	62,474	550,079	(18,098)

Total contracts to buy			$75,296

Contracts to Sell	Number of Contracts	Notional Value	Unrealized Gain (Loss)
LVMH Moet Hennessy Louis Vuitton (54.61 - 61.76 EUR)	5,192	$401,438	$(37,380)

Total contracts to sell			$(37,380)

Net unrealized gain (loss)			$37,916

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. FORWARD EXCHANGE CONTRACTS

At June 30, 2005, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund’s net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

Contracts to Buy		In Exchange for			Settlement Date	Unrealized Gain (Loss)
1,641,708	South African Rand	U.S.	$244,650		7/26/05	U.S.	$1,151
1,254,596	Canadian Dollars		1,016,962		10/21/05		10,204

		U.S.	$1,261,612			U.S.	$11,355

Contracts to Sell		In Exchange for			Settlement Date	Unrealized Gain (Loss)
3,000,000	Euro	U.S.	$3,788,400		7/25/05	U.S.	$155,266
85,740,016	South African Rand		14,157,781		7/26/05		1,320,573
16,825,838	British Pounds		31,591,150		8/11/05		1,494,708
31,270,000	Taiwan Dollar		1,000,000		8/18/05		12,786
6,091,768	Euro		7,766,261		8/23/05		380,134
11,185,248	Euro		14,931,025		9/13/05		1,357,271
8,611,475,000	Korean Won		8,475,000		9/20/05		150,131
4,866,659	British Pounds		9,210,100		9/21/05		514,260
1,226,482,692	Japanese Yen		11,812,660		9/28/05		649,594
2,778,539	Canadian Dollars		2,303,053		10/21/05		28,199
4,615,670	Euro		6,070,344		10/25/05		457,912
21,503,925	Norwegian Krone		3,350,000		12/06/05		43,987
3,671,400	Swiss Francs		2,960,000		12/06/05		60,103
2,615,000	New Zealand Dollar		1,813,442		12/07/05		20,172
9,300,503	British Pounds		16,840,918		12/08/05		242,474
7,418,986	Swedish Krona		970,398		12/15/05		15,454
750,000	Canadian Dollars		615,258		1/23/06		7,616
105,536,593	Danish Krone		19,143,948		3/17/06		1,796,861
925,000	Euro		1,196,149	DKK[a]	3/17/06		44,376
4,860,763	Euro		5,985,333		4/25/06		34,308
4,300,000	Euro		5,481,347		5/23/06		194,230

		U.S.	$169,462,567			U.S.	$8,980,415

Unrealized gain on forward exchange contracts						U.S.	$8,991,770

Contracts to Buy		In Exchange for			Settlement Date	Unrealized Gain (Loss)
2,007,030	South African Rand	U.S.	$300,000		7/26/05	U.S.	$(7,911)
3,750,000	British Pounds		6,703,915		9/21/05		(90,640)
150,000,000	Japanese Yen		1,393,223		9/28/05		(27,970)
5,125,000	British Pounds		9,214,793		12/08/05		(68,295)

		U.S.	$17,611,931			U.S.	$(194,816)

Contracts to Sell		In Exchange for			Settlement Date	Unrealized Gain (Loss)
517,375,000	Korean Won	U.S.	$500,000		9/20/05	U.S.	$(155)
7,069,053	Canadian Dollars		5,744,722		10/21/05		(42,876)
10,107,580	Norwegian Krone		1,549,981		12/06/05		(6,791)
12,914,370	Canadian Dollars		10,513,417		1/23/06		(89,497)
1,650,000	Euro		1,997,256	DKK[a]	3/17/06		(1,439)
3,988,692	Euro		4,881,939		4/25/06		(14,857)

		U.S.	$25,187,315			U.S.	$(155,615)

Unrealized loss on forward exchange contracts							(350,431)

Net unrealized gain on forward exchange contracts						U.S.	$8,641,339

[a]	These contracts noted above are cross-currency forward exchange contracts. The dollar amount disclosed is the U.S. dollar amount equivalent.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

9. CREDIT RISK AND DEFAULTED SECURITIES

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be/or are already involved in financial restructuring or bankruptcy. The Fund does not accrue income on these securities, if it becomes probable that the income will not be collected. The risks of purchasing these securities are that the issuer is unable to meet its obligation and any subsequent bankruptcy proceeding may result in unfavorable consequences to the Fund. At June 30, 2005, the value of these securities was $9,349,220, representing 1.30% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

10. RESTRICTED AND ILLIQUID SECURITIES

At June 30, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for all restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At June 30, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Trust’s Board of Trustees as reflecting fair value, as follows:

Shares, Warrants and Principal Amount	Issuer	Acquisition Date	Cost	Value
16,706	AboveNet Inc.	10/02/01	$663,267	$400,333
550	AboveNet Inc., wts., 9/08/08	10/02/01	68,164	2,200
647	AboveNet Inc., wts., 9/08/10	10/02/01	73,247	518
671,524	Cerberus NCB Acquisition LP Ltd., wts., 8/29/13	10/21/03	335,762	956,922
21,716	DecisionOne Corp.	9/28/99	16,482	15,483
26,192	DecisionOne Corp., 144A, 12.00%, 4/15/10	9/29/99	121,765	26,192
755	Elephant Capital Holdings Ltd.	8/23/04	755,123	1,434,279
2,352	Esmark Inc., Series A, 10.00%, cvt. pfd.	11/08/04	2,352,000	2,352,000
124,400	Florida East Coast Industries Inc.	5/06/97	4,017,621	5,117,194
451,787	Imagine Group Holdings Ltd.	8/31/04	4,626,977	4,626,990
2,140	Olympus Re Holdings Ltd.	12/19/01	214,000	401,015
269,400	PIG IRON LLC	4/13/05	993	1,177
570	Security Capital European Realty	4/08/98	31,238	3,596
2,553,000	Seton House Finance Ltd., zero cpn., 2/07/12	12/01/03	929,969	935,693
10	Torre Mayor Investments LP	10/28/02	1,000,000	670,000

	Total Restricted Securities (2.34% of Net Assets)			$16,943,592

11. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

11. UNFUNDED LOAN COMMITMENTS (cont.)

At June 30, 2005, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Entegra/Union Power, LOC Facility, FRN, 6/01/12	$125,911
Entegra/Union Power, Working Capital Facility, FRN, 6/01/12	18,887
Mirant Corp., 4 Year Revolver, 7/17/05	50,540
Mirant Corp., Tranche C Revolver, 4/01/04	258
Owens Corning, Revolver, 6/26/02	104,408
TVMAX Holdings Inc., PIK, 14.00%, 9/30/05	2

$300,006

Unfunded loan commitments are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

12. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual, the Fund’s Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At June 30, 2005, such individuals serve in one or more of these capacities for AboveNet Inc., Esmark Inc., and Kindred Healthcare Inc. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund’s policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

13. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

13. REGULATORY MATTERS (cont.)

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL DISCOVERY SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Mutual Discovery Securities Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15 2005 to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Australia	0.0000	0.0002	0.0000	0.0001
Belgium	0.0005	0.0023	0.0005	0.0021
Bermuda	0.0000	0.0008	0.0000	0.0007
Canada	0.0016	0.0055	0.0016	0.0049
Denmark	0.0007	0.0031	0.0007	0.0028
France	0.0022	0.0115	0.0022	0.0103
Germany	0.0005	0.0027	0.0005	0.0025
Hong Kong	0.0000	0.0002	0.0000	0.0002
India	0.0000	0.0010	0.0000	0.0009
Ireland	0.0000	0.0077	0.0000	0.0069
Italy	0.0002	0.0010	0.0002	0.0009
Japan	0.0002	0.0039	0.0002	0.0035
Jersey Islands	0.0000	0.0017	0.0000	0.0015
Luxembourg	0.0004	0.0016	0.0004	0.0014
Mexico	0.0000	0.0005	0.0000	0.0004
Netherlands	0.0008	0.0036	0.0008	0.0033
New Zealand	0.0001	0.0003	0.0001	0.0003
Norway	0.0028	0.0125	0.0028	0.0113
South Africa	0.0000	0.0048	0.0000	0.0043
South Korea	0.0014	0.0056	0.0014	0.0050
Spain	0.0011	0.0050	0.0011	0.0045
Sweden	0.0002	0.0007	0.0002	0.0006
Switzerland	0.0010	0.0046	0.0010	0.0042
Taiwan	0.0007	0.0022	0.0007	0.0020
United Kingdom	0.0023	0.0306	0.0023	0.0275

Total	$0.0167	$0.1136	$0.0167	$0.1021

MUTUAL SHARES SECURITIES FUND

We are pleased to bring you Mutual Shares Securities Fund’s semiannual report for the period ended June 30, 2005.

Performance Summary as of 6/30/05

Mutual Shares Securities Fund – Class 1 delivered a +2.19% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Mutual Shares Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goals and Main Investments: Mutual Shares Securities Fund seeks capital appreciation, with income as a secondary goal. The Fund normally invests mainly in U.S. equity securities that the manager believes are undervalued. The Fund invests substantially in undervalued stocks, risk arbitrage securities and distressed companies.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund outperformed its benchmark, the Standard & Poor’s 500 Composite Index (S&P 500), which had a -0.81% total return for the period under review.1

Economic and Market Overview

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.2 Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.3 Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

Most U.S. stock market indexes were in negative territory during the reporting period. Despite economic strength and improving corporate

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: Bureau of Economic Analysis.

3. Source: Bureau of Labor Statistics.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Investments in companies involved in mergers, liquidations, reorganizations and distressed bankruptcy, which may include defaulted debt, involve higher credit and other risks. Foreign investing involves special risks including currency fluctuations, economic instability, and social and political developments. Smaller and midsize company securities involve special risks such as relatively small revenues, limited product lines and small market share. The Fund’s prospectus also includes a description of the main investment risks.

fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.65%, while total returns of the broader S&P 500 and the technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.1

Aside from western Europe, most foreign economies experienced healthy growth during the six-month period. China’s industrial production grew almost 17% in May, and Japan’s economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.4

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.5 Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak. This region continued to face political and economic integration issues. In June, the European Central Bank lowered its growth expectations for the 12-nation euro zone. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union’s political future.

Due to the dollar’s recent appreciation versus most foreign currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars. For example, the Morgan Stanley Capital International (MSCI) World Index’s total return was 3.66% in local currencies, but was -0.40% in U.S. dollars.1

Investment Strategy

At Mutual Series, we are committed to our distinctive three-pronged approach to investing. The first prong of our investment strategy, and the component that typically comprises the largest portion of our portfolio, is investing in undervalued stocks. When selecting undervalued equities, we prefer to invest in fundamentally strong companies, with healthy balance sheets, high-quality assets, substantial free cash flow and shareholder-oriented management teams whose stocks are

4. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

5. Source: Bloomberg Energy/Commodity Service.

trading at material discounts to our assessment of the companies’ intrinsic or business value. While most of our undervalued equity investments are made in publicly traded companies, we may invest occasionally in privately held companies as well.

Our second investment prong is bankruptcy or distressed investing, a highly specialized field which is complex and can take many forms. The most common distressed investment the Fund undertakes is the purchase of debt of financially troubled or bankrupt companies generally at a substantial discount to face value. After the financially distressed company is reorganized, often in bankruptcy court, the old debt is typically replaced with new securities issued by the financially stronger company.

The third prong of our investment strategy is participating in arbitrage situations, another highly specialized field. When companies announce mergers or takeovers, commonly referred to as “deals,” the target company may trade at a discount to the bid it ultimately accepts. One form of arbitrage involves purchasing the target company’s stock when it is trading below the value we believe it is likely to receive in a deal. In keeping with our commitment to a conservative investment approach, we primarily focus our arbitrage efforts on announced deals, generally eschewing rumored deals or other situations we consider to be risky.

Manager’s Discussion

Our three-pronged investment approach contributed to positive Fund performance during the six months under review. Three of the Fund’s best performing stock investments were British American Tobacco (BAT), the world’s second largest tobacco company with about 15% of the global market; OPTI Canada, a Canadian oil sands company; and Orkla, a Norwegian conglomerate.

London-based BAT was the largest contributor to Fund performance during the first half of 2005 despite deteriorating economic conditions in the euro zone, an important market for BAT. Amid the difficult European consumer environment, BAT continued to report earnings that exceeded market expectations, driven by market share gains in the company’s four key brands. Earnings growth during the period was also fueled by a cost savings program. The company paid a dividend yielding approximately 4%, which further contributed to positive stock performance. Management believed the company could grow its earnings per share at a high single-digit growth rate, and despite 16% share price appreciation for the period, BAT remained one of the cheapest European consumer stocks.

Top 10 Sectors/Industries

Mutual Shares Securities Fund Based on Equity Securities 6/30/05

% of Total Net Assets

Insurance	12.2%

Tobacco	12.2%

Media	6.5%

Metals & Mining	5.3%

Food Products	4.4%

Oil, Gas & Consumable Fuels	4.2%

Commercial Banks	3.3%

Beverages	3.1%

Paper & Forest Products	2.7%

Pharmaceuticals	2.2%

OPTI Canada is a Calgary-based company with interests in Canadian oil sands projects. During the reporting period, OPTI Canada was in development stage at Long Lake, an oil sands project that was estimated to contain 2.26 billion barrels of potential reserves. Along with Nexen, its joint venture partner, OPTI Canada planned to extract bitumen, or low-quality crude oil, from the Long Lake project, using OrCrude™, a proprietary process, to upgrade the bitumen to a high-quality synthetic crude oil. The OrCrude process was expected to be energy efficient, allowing for low operating costs and thereby delivering a substantial competitive advantage. Amid rising oil and natural gas prices, OPTI Canada stock appreciated during the period as the market appeared to recognize value in the company’s proprietary process and see potential for its Long Lake project.

Oslo-based Orkla is one of Norway’s largest conglomerates with operations in consumer goods, media, chemicals and metals. During the first half of 2005, the company reported higher-than-forecasted earnings, as management’s expense reduction program generated cost savings. Orkla also confirmed the turnaround of its problematic Danish newspaper asset and successfully navigated the difficult Scandinavian consumer environment. Orkla made a number of acquisitions in categories like snacks and confections in the Nordic and Russian markets, delivering on the company’s promise to focus on its core assets. In addition to the consumer goods acquisitions, management acquired 100% ownership of aluminum producer Elkem, in which Orkla already held a significant minority position. This acquisition resolved longstanding uncertainty from the deadlock between Orkla and Alcoa battling for control of Elkem since 1998. During this reporting period, management announced an additional cost reduction program expected to benefit future profit growth. Despite the stock’s appreciation of more than 16% in the first six months of 2005, we believe Orkla continued to trade at a significant discount to its intrinsic value.

Unfortunately, not every security in the Fund’s portfolio appreciated during the six months under review. Three positions that detracted from performance included Washington Post, a newspaper and publishing company; Berkshire Hathaway, an insurance company; and Valeant Pharmaceutical International, a specialty pharmaceutical company.

Shares of Washington Post underperformed after the company reported disappointing earnings due to poor advertising results at Newsweek. Advertising was also weak at the company’s television group, which faced difficult comparisons with political ad spending in 2004. After

Top 10 Holdings

Mutual Shares Securities Fund

6/30/05

Company Sector/Industry, Country	% of Total Net Assets

Berkshire Hathaway Inc., A & B	4.5%
Insurance, U.S.

British American Tobacco PLC, ord. & ADR	4.0%
Tobacco, U.K.

White Mountains Insurance Group Inc.	2.6%
Insurance, U.S.

Weyerhaeuser Co.	2.6%
Paper & Forest Products, U.S.

Altadis SA	2.1%
Tobacco, Spain

Imperial Tobacco Group PLC	1.8%
Tobacco, U.K.

Anglo American PLC, ord. & ADR	1.8%
Metals & Mining, South Africa

Orkla ASA	1.7%
Food Products, Norway

Newmont Mining Corp.	1.7%
Metals & Mining, U.S.

Nestlé SA	1.7%
Food Products, Switzerland

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

rising early in the year, Berkshire Hathaway shares sagged as investors became concerned with management’s ability to generate attractive returns on the company’s sizable cash position, which reached $44 billion at the end of March 2005. Valeant Pharmaceutical shares underperformed, as some data from the Phase II study on Viramidine, the company’s pipeline hepatitis drug, disappointed, indicating possible limited benefits and thereby casting doubt on final FDA approval.

We also feel it is appropriate to comment on our currency hedging posture given our international exposure and recent exchange rate volatility. We generally seek to hedge foreign currency risks to focus Fund performance on the underlying quality of our investment decisions. We have the ability, when we believe currency values are fundamentally misaligned, to adjust this hedging ratio to capitalize on these misvaluations. Entering 2005, the Fund was less than fully hedged in foreign currencies, which negatively impacted the Fund’s performance during the first half of the year. Although the U.S. dollar’s future movements are unpredictable, given recent events in Europe, including negative developments in the European Union integration process and lackluster economic performance that could lead to potentially lower interest rates, we recently increased our euro hedging ratios. We remained less than fully weighted in the U.S. dollar on a net basis compared to a baseline fully hedged position.

Thank you for your participation in Mutual Shares Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Mutual Shares Securities Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,021.90	$3.76
Hypothetical (5% return before expenses)	$1,000	$1,021.08	$3.76

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.75%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.78		$15.00	$12.09	$14.08	$14.24	$13.23

Income from investment operations:
Net investment income[a]	0.17		0.21	0.18	0.20	0.21	0.30
Net realized and unrealized gains (losses)	0.20		1.71	2.88	(1.78)	0.86	1.42

Total from investment operations	0.37		1.92	3.06	(1.58)	1.07	1.72

Less distributions from:
Net investment income	(0.18)		(0.14)	(0.15)	(0.12)	(0.29)	(0.38)
Net realized gains	(0.06)		—	—	(0.29)	(0.94)	(0.33)

Total distributions	(0.24)		(0.14)	(0.15)	(0.41)	(1.23)	(0.71)

Net asset value, end of period	$16.91		$16.78	$15.00	$12.09	$14.08	$14.24

Total return[b]	2.19%		12.88%	25.48%	(11.59)%	7.31%	13.62%
Ratios/supplemental data
Net assets, end of period (000’s)	$265,879		$287,324	$312,386	$288,928	$399,336	$407,063
Ratios to average net assets:*
Expenses[c]	0.75%	[d]	0.75%	0.80%	0.80%	0.79%	0.80%
Net investment income	2.01%	[d]	1.40%	1.33%	1.57%	1.42%	2.23%
Portfolio turnover rate	8.40%		31.50%	55.71%	49.80%	54.73%	66.67%
*Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses	0.72%	[d]	0.73%	0.76%	0.79%	0.78%	0.77%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$16.64		$14.90	$12.02	$14.03	$14.22	$13.25

Income from investment operations:
Net investment income[a]	0.15		0.18	0.14	0.16	0.15	0.26
Net realized and unrealized gains (losses)	0.19		1.68	2.88	(1.77)	0.88	1.41

Total from investment operations	0.34		1.86	3.02	(1.61)	1.03	1.67

Less distributions from:
Net investment income	(0.15)		(0.12)	(0.14)	(0.11)	(0.28)	(0.37)
Net realized gains	(0.06)		—	—	(0.29)	(0.94)	(0.33)

Total distributions	(0.21)		(0.12)	(0.14)	(0.40)	(1.22)	(0.70)

Net asset value, end of period	$16.77		$16.64	$14.90	$12.02	$14.03	$14.22

Total return[b]	2.04%		12.63%	25.15%	(11.81)%	7.04%	13.25%
Ratios/supplemental data
Net assets, end of period (000’s)	$2,941,710		$2,464,374	$1,469,745	$589,738	$262,621	$37,087
Ratios to average net assets:*
Expenses[c]	1.00%	[d]	1.00%	1.05%	1.05%	1.04%	1.05%
Net investment income	1.76%	[d]	1.15%	1.08%	1.32%	1.04%	1.96%
Portfolio turnover rate	8.40%		31.50%	55.71%	49.80%	54.73%	66.67%
*Ratios to average net assets, excluding dividend expense on securities sold short:
Expenses	0.97%	[d]	0.98%	1.01%	1.04%	1.03%	1.02%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Includes dividend expense on securities sold short which varies from period to period. See below for expense ratios that reflect only operating expenses.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests 74.5%
Aerospace & Defense 0.4%
Gencorp Inc.	United States	138,400	$2,665,584
Northrop Grumman Corp.	United States	185,100	10,226,775

			12,892,359

Airlines 0.6%
[a]ACE Aviation Holdings Inc.	Canada	557,257	18,126,432
[a]ACE Aviation Holdings Inc., A, 144A	Canada	29,545	961,038
[a,b]Air Canada Inc., Contingent Distribution	Canada	89,884,400	—

			19,087,470

Beverages 3.1%
Brown-Forman Corp., A	United States	7,600	486,400
Brown-Forman Corp., B	United States	85,930	5,195,328
Coca-Cola Enterprises Inc.	United States	409,700	9,017,497
Diageo PLC	United Kingdom	3,297,474	48,616,490
Heineken Holding NV, A	Netherlands	159,881	4,459,141
Pernod-Ricard SA	France	206,124	32,921,977

			100,696,833

Capital Markets 0.5%
Bear Stearns Cos. Inc.	United States	150,120	15,603,473

Commercial Banks 3.3%
Allied Irish Banks PLC	Ireland	1,892,200	40,708,229
Bank of Ireland	Ireland	1,105,984	17,847,500
BNP Paribas SA	France	123,900	8,500,369
[a]Centennial Bank Holdings Inc.	United States	806,100	8,705,880
[a,c]Cerberus NCB Acquisition LP Ltd., wts., 8/29/13	Japan	4,132,594	5,888,947
Danske Bank	Denmark	294,580	8,862,157
[a,c]Elephant Capital Holdings Ltd.	Japan	4,653	8,840,198
Foreningssparbanken AB, A	Sweden	292,700	6,423,377

			105,776,657

Commercial Services & Supplies 1.1%
Comdisco Holding Co. Inc.	United States	67	1,122
[a,b]Comdisco, Contingent Distribution	United States	8,175,255	—
Republic Services Inc.	United States	699,100	25,174,591
[a,b]Safety Kleen Corp., Contingent Distribution	United States	63,000	—
[a]United Stationers Inc.	United States	186,800	9,171,880

			34,347,593

Computers & Peripherals 0.0%[e]
[a,c]DecisionOne Corp.	United States	108,227	77,166

Containers & Packaging 0.8%
Temple-Inland Inc.	United States	703,900	26,149,885

Diversified Financial Services 2.1%
Brascan Corp., A	Canada	554,050	21,165,244
Fortis Group NV	Belgium	1,160,864	32,208,375
Leucadia National Corp.	United States	277,245	10,709,974
London Stock Exchange PLC	United Kingdom	223,400	1,967,021
[a,b]Marconi Corp., Contingent Distribution	United Kingdom	9,945,700	—

			66,050,614

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests (cont.)
Diversified Telecommunication Services 2.4%
[a,c,f]AboveNet Inc.	United States	56,216	$1,347,127
[a,b,f]AboveNet Inc., Contingent Distribution	United States	8,697,000	—
[a,c,f]AboveNet Inc., wts., 9/08/08	United States	2,231	8,924
[a,c,f]AboveNet Inc., wts., 9/08/10	United States	2,625	2,100
BCE Inc.	Canada	172,600	4,085,707
[a,b]Global Crossing Holdings Ltd., Contingent Distribution	United States	9,005,048	—
Koninklijke KPN NV	Netherlands	726,800	6,103,203
MCI Inc.	United States	544,219	13,991,871
[a]NTL Inc.	United Kingdom	368,866	25,237,812
[a,b]Telewest Communications PLC, Contingent Distribution	United Kingdom	14,051,600	—
[a,b]Telewest Finance Ltd., Contingent Distribution	United Kingdom	1,475,000	—
[a]Telewest Global Inc.	United Kingdom	863,016	19,659,504
Verizon Communications Inc.	United States	223,800	7,732,290

			78,168,538

Electric Utilities 0.2%
E.ON AG	Germany	62,600	5,580,940
[a]Entegra/Union Power, 144A	United States	53,679	—

			5,580,940

Food & Staples Retailing 0.2%
Carrefour SA	France	5,300	257,160
[a]Kroger Co.	United States	301,700	5,741,351
[a]Neighborcare Inc.	United States	57,700	1,913,909

			7,912,420

Food Products 4.8%
Cadbury Schweppes PLC	United Kingdom	1,900,794	18,149,499
General Mills Inc.	United States	287,200	13,438,088
Groupe Danone	France	154,938	13,629,370
Nestle SA	Switzerland	211,287	54,066,263
Orkla ASA	Norway	1,490,260	54,958,326

			154,241,546

Health Care Equipment & Supplies 1.5%
Guidant Corp.	United States	544,800	36,665,040
Hillenbrand Industries Inc.	United States	261,000	13,193,550

			49,858,590

Health Care Providers & Services 0.5%
[a]Accredo Health Inc.	United States	91,300	4,145,020
[a,f]Kindred Healthcare Inc.	United States	140,068	5,270,689
[a,f]Kindred Healthcare Inc., Jan. 9.07 Calls, 1/01/13	United States	67	1,913
[a,f]Kindred Healthcare Inc., Jan. 25.99 Calls, 1/01/14	United States	33	384
[a,f]Kindred Healthcare Inc., Jan. 26.00 Calls, 1/01/12	United States	101	1,175
[a,f]Kindred Healthcare Inc., Jul. 23.75 Calls, 7/17/11	United States	339	4,705
[a,f]Kindred Healthcare Inc., wts., Series A, 4/20/06	United States	12,897	608,197
[a,f]Kindred Healthcare Inc., wts., Series B, 4/20/06	United States	32,243	1,433,524
MDS Inc.	Canada	240,900	3,620,087

			15,085,694

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests (cont.)
Hotels, Restaurants & Leisure 0.2%
[a]FHC Delaware Inc.	United States	139,062	$483,365
Harrah’s Entertainment Inc.	United States	638	45,981
[a,b]Trump Atlantic, Contingent Distribution	United States	10,786,000	388,296
[a]Trump Entertainment Resorts Inc.	United States	375,490	5,106,664

			6,024,306

Household Durables 0.0%[e]
[a]Maytag Corp., Jul. 15.00 Puts, 7/16/05	United States	82	820

Industrial Conglomerates 0.6%
Siemens AG	Germany	271,100	19,812,983

Insurance 12.2%
[a]Alleghany Corp.	United States	22,436	6,663,492
[a]Berkshire Hathaway Inc., A	United States	151	12,608,500
[a]Berkshire Hathaway Inc., B	United States	47,267	131,567,695
[a]Conseco Inc.	United States	775,900	16,930,138
Hartford Financial Services Group Inc.	United States	579,200	43,312,576
Montpelier Re Holdings Ltd.	Bermuda	36,947	1,277,627
Nationwide Financial Services Inc., A	United States	840,600	31,892,364
Old Republic International Corp.	United States	1,899,700	48,043,413
[a,c]Olympus Re Holdings Ltd.	Bermuda	16,280	3,050,709
Prudential Financial Inc.	United States	191,900	12,600,154
White Mountains Insurance Group Inc.	United States	130,649	82,426,454

			390,373,122

IT Services 0.1%
[a]Sungard Data Systems Inc.	United States	126,900	4,463,073

Leisure Equipment & Products 0.2%
Mattel Inc.	United States	316,000	5,782,800

Machinery 0.5%
Federal Signal Corp.	United States	949,100	14,805,960

Media 6.5%
Clear Channel Communications Inc.	United States	1,100,200	34,029,186
[a]Comcast Corp., A	United States	83,000	2,485,850
E.W. Scripps Co., A	United States	224,232	10,942,522
EchoStar Communications Corp., A	United States	574,200	17,312,130
Hollinger International Inc.	United States	610,420	5,499,274
[a]Liberty Media Corp., A	United States	4,245,690	43,263,581
Meredith Corp.	United States	121,059	5,939,154
News Corp. Ltd., A	United States	1,935,300	31,313,154
Omnicom Group Inc.	United States	118,300	9,447,438
[a]TVMAX Holdings Inc.	United States	35,609	35,609
Viacom Inc., B	United States	438,900	14,053,578
Washington Post Co., B	United States	41,469	34,627,859

			208,949,335

Metals & Mining 4.8%
Anglo American PLC	South Africa	2,413,457	56,595,461
Anglo American PLC, ADR	South Africa	200	4,700
Barrick Gold Corp.	Canada	43,200	1,081,296

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests (cont.)
Metals & Mining (cont.)
Freeport McMoran Copper & Gold Inc., B	United States	442,400	$16,563,456
[a]Glamis Gold Ltd.	Canada	258,500	4,426,847
Gold Fields Ltd.	South Africa	53,500	612,117
Goldcorp Inc.	Canada	289,675	4,608,412
Goldcorp Inc. (USD Traded)	Canada	67,500	1,065,150
[a]Goldcorp Inc., wts., 5/30/07	Canada	221,465	578,474
Harmony Gold Mining Co. Ltd., ADR	South Africa	204,700	1,752,232
Mittal Steel Co. NV, N.Y. shs., Reg D	Netherlands	373,855	8,875,318
Newmont Mining Corp.	United States	1,386,500	54,115,095
Noranda Inc.	Canada	14,704	253,248
[a,c,g]PIG IRON LLC	United States	1,245,400	5,442
Placer Dome Inc.	Canada	289,400	4,429,230
[a]Randgold & Exploration Co. Ltd., ADR	South Africa	53,100	89,739

			155,056,217

Multi-Utilities 0.1%
Northwestern Corp.	United States	110,383	3,479,272
[a,b]Northwestern Corp., Contingent Distribution	United States	3,348,000	217,620

			3,696,892

Multiline Retail 0.4%
May Department Stores Co.	United States	292,000	11,726,720

Oil, Gas & Consumable Fuels 4.3%
Anchor Resources LLC	United States	6,820	—
BP PLC	United Kingdom	803,000	8,357,840
BP PLC, ADR	United Kingdom	5,100	318,138
Oil & Natural Gas Corp. Ltd.	India	514,700	12,084,647
[a]OPTI Canada	Canada	1,818,475	39,706,315
Pogo Producing Co.	United States	317,700	16,494,984
Premcor Inc.	United States	106,700	7,915,006
Statoil ASA	Norway	880,057	17,978,211
Suncor Energy Inc.	Canada	330,000	15,601,665
Total SA, B	France	76,970	18,095,797

			136,552,603

Paper & Forest Products 2.7%
Potlatch Corp.	United States	57,560	3,012,115
Weyerhaeuser Co.	United States	1,292,100	82,242,165

			85,254,280

Personal Products 0.6%
Gillette Co.	United States	405,000	20,505,150

Pharmaceuticals 2.5%
Astellas Pharmaceutical Inc.	Japan	337,405	11,537,035
Pfizer Inc.	United States	202,500	5,584,950
Sanofi-Aventis	France	173,657	14,267,421
Takeda Pharmaceutical Co. Ltd.	Japan	257,915	12,798,020
Valeant Pharmaceuticals International	United States	1,144,800	20,182,824
Wyeth	United States	347,100	15,445,950

			79,816,200

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES/ WARRANTS/ CONTRACTS	VALUE
Common Stocks and Other Equity Interests (cont.)
Real Estate 0.8%
[a]Alexander’s Inc.	United States	7,800	$1,940,250
[a]Canary Wharf Group PLC	United Kingdom	1,535,898	7,869,204
Fieldstone Investment Corp.	United States	449,300	6,469,920
[a,c]Security Capital European Realty	Luxembourg	1,120	7,065
St. Joe Co.	United States	112,200	9,148,788
Ventas Inc.	United States	59,000	1,781,800

			27,217,027

Road & Rail 1.5%
CSX Corp.	United States	203,600	8,685,576
[c]Florida East Coast Industries Inc.	United States	1,001,113	41,180,783

			49,866,359

Semiconductors & Semiconductor Equipment 0.4%
Samsung Electronics Co. Ltd.	South Korea	28,700	13,704,978

Software 0.5%
[a]Macromedia Inc.	United States	153,100	5,851,482
[a]Veritas Software Corp.	United States	375,300	9,157,320

			15,008,802

Thrifts & Mortgage Finance 1.4%
Hudson City Bancorp Inc.	United States	2,322,253	26,496,907
Sovereign Bancorp Inc.	United States	816,600	18,242,844

			44,739,751

Tobacco 12.2%
Altadis SA	Spain	1,573,026	65,989,245
Altria Group Inc.	United States	633,437	40,958,036
British American Tobacco PLC	United Kingdom	6,614,552	127,501,441
British American Tobacco PLC, ADR	United Kingdom	4,300	166,926
Imperial Tobacco Group PLC	United Kingdom	2,140,709	57,639,341
KT&G Corp.	South Korea	675,660	26,451,648
KT&G Corp., GDR, 144A	South Korea	871,300	17,234,314
Reynolds American Inc.	United States	684,800	53,962,240

			389,903,191

Wireless Telecommunication Services 0.5%
[a]Nextel Communications Inc., A	United States	286,500	9,256,815
Telephone & Data Systems Inc., Special Shares	United States	55,800	2,139,372
[a]Western Wireless Corp., A	United States	99,500	4,208,850

			15,605,037

Total Common Stocks and Other Equity Interests (Cost $1,927,887,498)			2,390,395,384

Preferred Stocks 0.5%
Diversified Telecommunication Services 0.0%[e]
PTV Inc., 10.00%, pfd., A	United Kingdom	17,300	34,600

Electric Utilities 0.0%[e]
[a]Montana Power Co., 8.45%, pfd.	United States	17,650	145,613

Food Products 0.0%[e]
Unilever NV, pfd.	Netherlands	261,750	31,672

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES		VALUE
Preferred Stocks (cont.)
Metals & Mining 0.5%
[c,f]Esmark Inc., Series A, 10.00%, cvt. pfd.	United States	12,918		$12,918,000
Noranda Inc., 6.00%, cvt. pfd.	Canada	14,136		359,761
Noranda Inc., 6.25%, cvt. pfd.	Canada	14,136		359,054
Noranda Inc., 6.50%, cvt. pfd.	Canada	7,068		179,386

				13,816,201

Total Preferred Stocks (Cost $14,100,664)				14,028,086

		PRINCIPAL AMOUNT[h]
Corporate Bonds & Notes 1.2%
ACE Aviation Holdings Inc., cvt., 144A, 4.25%, 6/1/35	Canada	1,266,000	CAD	1,051,469
Anchor Resources LLC, 12.00%, 12/17/06	United States	3,191		3,191
Calpine Corp., senior note, 8.25%, 8/15/05	United States	1,085,000		1,083,644
Calpine Generating Co., FRN, 11.169%, 4/01/11	United States	2,091,000		1,913,265
[c]DecisionOne Corp., 144A, 12.00%, 4/15/10	United States	130,533		130,533
Entegra/Union Power,
[d]LOC Facility, FRN, 6/01/12	United States	744,600		744,600
[d]Working Capital Facility, FRN, 6/01/12	United States	111,690		111,690
Term Loan A, 4.00%, 6/01/12	United States	2,734,577		2,009,914
Term Loan B, 9.00%, 6/01/20	United States	2,633,296		1,935,473
Eurotunnel PLC,
Senior Tranche G2 Term Loan A, 144A, FRN, 5.93875%, 12/15/12	United Kingdom	205,700	GBP	353,759
Participating Loan Note, 1.00%, 4/30/40	United Kingdom	58,000	GBP	10,650
Tier 2, FRN, 6.149%, 12/31/18	United Kingdom	584,056	GBP	805,653
Tier 3, FRN, 6.149%, 12/31/25	United Kingdom	8,725,540	GBP	5,158,324
Eurotunnel SA,
Senior Tranche H1 Term Loan (KfW Advance), 8.78%, 12/15/12	France	333,300	EUR	391,192
Tier 2 (PIBOR), FRN, 3.438%, 12/31/18	France	45,056	EUR	41,978
Tier 2 (LIBOR), FRN, 3.44%, 12/31/18	France	60,952	EUR	56,789
Tier 3 (PIBOR), FRN, 3.438%, 12/31/25	France	2,036,795	EUR	813,289
Tier 3 (LIBOR), FRN, 3.44%, 12/31/25	France	9,159,534	EUR	3,657,385
Motor Coach Industries International Inc., FRN, 16.32%, 12/01/08	United States	11,228,129		11,228,129
Trump Entertainment Resorts Inc., 8.50%, 5/20/15	United States	6,408,631		6,288,469
TVMAX Holdings Inc., PIK,
11.50%, 9/30/05	United States	22,285		22,285
[d]14.00%, 9/30/05	United States	125,774		125,774

Total Corporate Bonds & Notes (Cost $45,620,154)				37,937,455

Corporate Bonds & Notes in Reorganization 1.5%
[i]Adelphia Communications Corp., 9.25%, 10/01/02	United States	3,536,000		3,058,640
8.125%, 7/15/03	United States	1,895,000		1,648,650
7.50%, 1/15/04	United States	350,000		302,750
9.50%, 2/15/04	United States	1,000,000		860,000
10.50%, 7/15/04	United States	5,577,000		4,935,645
9.875%, 3/01/05	United States	504,000		435,960
10.25%, 11/01/06	United States	1,823,000		1,558,665
9.875%, 3/01/07	United States	242,000		211,145
8.375%, 2/01/08	United States	1,238,000		1,083,250
7.75%, 1/15/09	United States	2,918,000		2,538,660
7.875%, 5/01/09	United States	3,372,000		2,866,200

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[h]		VALUE
Corporate Bonds & Notes in Reorganization (cont.)
[i]Adelphia Communications Corp. (cont.),
9.375%, 11/15/09	United States	3,572,000		$3,179,080
10.875%, 10/01/10	United States	1,611,000		1,409,625
10.25%, 6/15/11	United States	2,227,000		2,009,867
[i]Armstrong Holdings Inc., 9.75%, 4/15/08	United States	1,165,000		966,950
7.45%, 5/15/29	United States	693,000		554,400
Revolver, 10/29/03	United States	888,525		701,935
Trade Claim	United States	2,382,700		1,882,333
[i]Century Communications Corp.,
9.50%, 3/01/05	United States	245,000		253,575
8.875%, 1/15/07	United States	115,000		117,875
8.75%, 10/01/07	United States	702,000		709,020
8.375%, 12/15/07	United States	90,000		92,700
Series B, zero cpn., 1/15/08	United States	1,735,000		1,067,025
zero cpn., 3/15/03	United States	1,714,000		1,585,450
[i]Mirant Corp.,
364 Day Revolver, 7/16/03	United States	3,446,500		2,636,572
[d]4 Year Revolver, 7/17/05	United States	1,195,480		998,226
[d]Tranche C Revolver, 4/01/04	United States	1,904,055		1,456,602
[d,i]Owens Corning, Revolver, 6/26/02	United States	8,883,259		10,082,498
[i]Safety Kleen Services, senior sub. Note, 9.25%, 6/01/08	United States	5,000		3

Total Corporate Bonds & Notes in Reorganization (Cost $40,888,851)				49,203,301

		SHARES/ PRINCIPAL AMOUNT[h]
Companies in Liquidation 0.0%[e]
[a]Peregrine Investments Holdings Ltd., 6.70%, 1/22/98	Hong Kong	5,000,000	JPY	1,353
[a]PIV Investment Finance (Cayman) Ltd.	Hong Kong	12,200,000		732,000
[a]United Cos. Financial Corp., Bank Claim	United States	9,660		—
Revolver	United States	2,450,427		—

Total Companies in Liquidation (Cost $—)				733,353

Government Agencies 21.4%
[j,k]Federal Home Loan Bank, 7/1/05 - 6/23/06	United States	684,904,000		680,529,069
Federal Home Loan Mortgage Corp., 2.50%, 5/19/06	United States	5,000,000		4,946,035

Total Government Agencies (Cost $686,274,114)				685,475,104

Total Investments (Cost $2,714,771,281) 99.1%				3,177,772,683
Securities Sold Short (2.6)%				(82,437,010)
Net Unrealized Gain on Forward Exchange Contracts 0.4%				13,876,354
Other Assets, less Liabilities 3.1%				98,377,261

Net Assets 100.0%				$3,207,589,288

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
[l]Securities Sold Short 2.6%
Diversified Financial Services 0.1%
Nasdaq 100	United States	106,500	$3,921,330

Diversified Telecommunication Services 0.3%
Alltel Corp.	United States	53,500	3,331,980
Sprint Corp.	United States	287,300	7,208,357

			10,540,337

Food Products 0.4%
Kraft Foods Inc., A	United States	363,654	11,567,834

Health Care Providers & Services 0.0%[e]
Medco Health Solutions Inc.	United States	18,100	965,816

Household Products 0.7%
Procter & Gamble Co.	United States	392,900	20,725,475

Multiline Retail 0.2%
Federated Department Stores Inc.	United States	90,800	6,653,824

Oil, Gas & Consumable Fuels 0.1%
Valero Energy Corp.	United States	53,100	4,200,741

Pharmaceuticals 0.3%
Johnson & Johnson	United States	142,434	9,258,210

Software 0.4%
Adobe Systems Inc.	United States	230,900	6,608,358
Symantec Corp.	United States	263,200	5,721,968

			12,330,326

Wireless Telecommunication Services 0.1%
Telephone & Data Systems Inc.	United States	55,700	2,273,117

Total Securities Sold Short (Proceeds $82,051,680)			$82,437,010

Currency Abbreviations:

CAD - Canadian Dollar

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - United States Dollar

Selected Portfolio Abbreviations:

ADR - American Depository Receipt

FRN - Floating Rate Notes

GDR - Global Depository Receipt

LIBOR - London InterBank Offered Rate

LOC - Letter of Credit

LLC - Limited Liability Corp.

LP - Limited Partnership

PIBOR - Paris InterBank Offered Rate

PIK - Payment-In-Kind

PLC - Public Limited Co.

[a]	Non-income producing.
[b]	Contingent Distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.
[c]	See Note 10 regarding restricted and illiquid securities.
[d]	See Note 12 regarding unfunded loan commitments.
[e]	Rounds to less than 0.05% of net assets.
[f]	See Note 13 regarding other considerations.
[g]	See Note 11 regarding holdings of 5% voting securities.
[h]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[i]	Defaulted securities. See Note 9.
[j]	See Note 1(g) regarding securities segregated with broker for securities sold short.
[k]	A portion or all of the security is traded on a discounted basis with no stated coupon rate.
[l]	See Note 1(g) regarding securities sold short.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$2,714,766,693
Cost - Non-controlled affiliated issuers (Note 11)	4,588

Total cost of investments	$2,714,771,281

Value - Unaffiliated issuers (includes securities segregated with broker for securities sold short in the amount of $42,436,591)	$3,177,767,241
Value - Non-controlled affiliated issuers (Note 11)	5,442

Total value of investments	3,177,772,683
Cash	1,169,994
Foreign currency, at value (cost $12,272,084)	12,014,022
Receivables:
Investment securities sold	5,288,944
Capital shares sold	4,861,246
Dividends and interest	4,771,914
Unrealized gain on forward exchange contracts (Note 8)	15,174,372
Cash on deposit with brokers for securities sold short	90,703,517
Due from broker - synthetic equity swaps	3,022,076

Total assets	3,314,778,768

Liabilities:
Payables:
Investment securities purchased	19,627,875
Capital shares redeemed	434,571
Affiliates	3,008,768
Securities sold short, at value (proceeds $82,051,680)	82,437,010
Unrealized loss on forward exchange contracts (Note 8)	1,298,018
Other liabilities	383,238

Total liabilities	107,189,480

Net assets, at value	$3,207,589,288

Net assets consist of:
Undistributed net investment income	$23,302,039
Net unrealized appreciation (depreciation)	476,445,341
Accumulated net realized gain (loss)	42,431,147
Paid-in capital	2,665,410,761

Net assets, at value	$3,207,589,288

Class 1:
Net assets, at value	$265,878,935

Shares outstanding	15,727,081

Net asset value per share	$16.91

Class 2:
Net assets, at value	$2,941,710,353

Shares outstanding	175,402,101

Net asset value per share	$16.77

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
(net of foreign taxes of $1,413,304)
Dividends	$26,652,826
Interest	13,601,571
Other income (Note 14)	72,434

Total investment income	40,326,831

Expenses:
Management fees (Note 3a)	8,758,011
Administrative fees (Note 3b)	1,379,888
Distribution fees (Note 3c)
Class 2	3,311,697
Custodian fees (Note 4)	166,400
Reports to shareholders	99,400
Registration and filing fees	200
Professional fees	108,152
Trustees’ fees and expenses	9,200
Dividends on securities sold short	388,303
Other	52,839

Total expenses	14,274,090
Expense reductions (Note 4)	(10,156)

Net expenses	14,263,934

Net investment income	26,062,897

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	37,245,436
Written options	230,616
Foreign currency transactions	(4,394,669)
Securities sold short	(162,149)

Net realized gain (loss)	32,919,234

Net change in unrealized appreciation (depreciation) on:
Investments	(23,061,383)
Translation of assets and liabilities denominated in foreign currencies	27,901,219
Change in deferred taxes on unrealized appreciation	3,577

Net change in unrealized appreciation (depreciation)	4,843,413

Net realized and unrealized gain (loss)	37,762,647

Net increase (decrease) in net assets resulting from operations	$63,825,544

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$26,062,897	$25,980,773
Net realized gain (loss) from investments, written options, securities sold short, and foreign currency transactions	32,919,234	56,418,661
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies, and deferred taxes	4,843,413	201,178,475

Net increase (decrease) in net assets resulting from operations	63,825,544	283,577,909

Distributions to shareholders from:
Net investment income:
Class 1	(2,826,464)	(2,575,038)
Class 2	(26,109,168)	(14,440,220)
Net realized gains:
Class 1	(894,708)	—
Class 2	(9,780,252)	—

Total distributions to shareholders	(39,610,592)	(17,015,258)

Capital share transactions: (Note 2)
Class 1	(23,512,554)	(56,995,395)
Class 2	455,188,377	760,000,491

Total capital share transactions	431,675,823	703,005,096

Net increase (decrease) in net assets	455,890,775	969,567,747
Net assets:
Beginning of period	2,751,698,513	1,782,130,766

End of period	$3,207,589,288	$2,751,698,513

Undistributed net investment income included in net assets:
End of period	$23,302,039	$26,174,774

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Mutual Shares Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 54.13% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Securities Purchased on a When-Issued, Delayed Delivery, or TBA Basis

The Fund may purchase securities on a when-issued, delayed delivery, or to-be-announced (TBA) basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

d. Foreign Currency Contracts

The Fund may enter into forward exchange contracts to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate at a future date. These contracts are valued daily by the Fund and any equity therein is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

e. Synthetic Equity Swaps

The Fund may engage in synthetic equity swaps. Synthetic equity swaps are contracts entered into between a broker and the Fund under which the parties agree to make payments to each other so as to replicate the economic consequences that would apply had a purchase or sale of the underlying security taken place. Upon entering into synthetic equity swaps, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (“initial margin”). Subsequent payments known as “variation margin”, are made or received by the Fund periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The risks of entering into synthetic equity swaps include unfavorable price movements in the underlying securities or the inability of the counterparties to fulfill their obligations under the contract.

f. Options

The Fund may purchase or write options. Options are contracts entitling the holder to purchase or sell a specified number of shares or units of a particular security at a specified price. Options purchased are recorded as investments; options written (sold) are recorded as liabilities. Upon closing of an option, other than by exercise, which results in a cash settlement, the difference between the premium (original option value) and the settlement proceeds is realized as a gain or loss. When securities are

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Options (cont.)

acquired or delivered upon exercise of an option, the acquisition cost or sale proceeds are adjusted by the amount of the premium. When an option is closed, the difference between the premium and the cost to close the position is realized as a gain or loss. When an option expires, the premium is realized as a gain for options written or as a loss for options purchased. The risks include the possibility there may be an illiquid options market or the inability of the counterparties to fulfill their obligations under the contract. Writing options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities.

g. Securities Sold Short

The Fund is engaged in selling securities short, which obligates the Fund to replace a borrowed security with the same security at current market value. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.

The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund is obligated to pay the counterparty any dividends or interest due on securities sold short. Such dividends and interest are recorded as an expense to the Fund.

h. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Funds is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

i. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income, dividends declared on securities sold short, and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Distributions received by the Fund from securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

j. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

k. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	77,354	$1,289,277	96,496	$1,497,941
Shares issued in reinvestment of distributions	219,021	3,721,172	170,194	2,575,038
Shares redeemed	(1,695,289)	(28,523,003)	(3,961,676)	(61,068,374)

Net increase (decrease)	(1,398,914)	$(23,512,554)	(3,694,986)	$(56,995,395)

Class 2 Shares:
Shares sold	27,682,429	$461,285,857	53,881,612	$827,334,586
Shares issued in reinvestment of distributions	2,128,671	35,889,392	960,760	14,440,220
Shares redeemed	(2,521,641)	(41,986,872)	(5,377,508)	(81,774,315)

Net increase (decrease)	27,289,459	$455,188,377	49,464,864	$760,000,491

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Mutual Advisers LLC (Franklin Mutual)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal Underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer Agent

a. Management Fees

The Fund pays an investment management fee to Franklin Mutual of 0.60% per year of the average daily net assets of the Fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,719,481,842

Unrealized appreciation	$510,707,666
Unrealized depreciation	(52,416,825)

Net unrealized appreciation (depreciation)	$458,290,841

Net investment income (loss) differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, bond discounts and premiums and certain dividends on securities sold short.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales, foreign currency transactions, bond discounts and premiums, defaulted securities and certain dividends on securities sold short.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding securities sold short and short-term securities) for the period ended June 30, 2005, aggregated $690,990,986 and $164,558,940, respectively.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

6. INVESTMENT TRANSACTIONS (cont.)

Transactions in options written during the period ended June 30, 2005, were as follows:

	Number of Contracts	Premiums Received
Options outstanding at December 31, 2004	642	$87,780
Options written	61,168	293,927
Options expired	(59,796)	(128,109)
Options exercised	(201)	(35,201)
Options closed	(1,813)	(218,397)

Options outstanding at June 30, 2005	—	$—

7. SYNTHETIC EQUITY SWAPS

As of June 30, 2005, the Fund had the following synthetic equity swaps outstanding:

Contracts to Buy	Number of Contracts	Notional Value	Unrealized Gain (Loss)
Allied Domecq PLC (6.36 - 6.93 GBP)	814,066	$9,843,868	$(10,001)
Christian Dior SA (46.76 - 55.43 EUR)	30,500	1,847,087	561,805
London Stock Exchange PLC (5.31 - 5.62 GBP)	78,170	688,281	(82,122)

Total contracts to buy			$469,682

Contracts to Sell	Number of Contracts	Notional Value	Unrealized Gain (Loss)
LVMH Moet Hennessy Loius Vuitton (54.50 - 61.76 EUR)	(30,434)	$(2,353,116)	$(214,891)

Total contracts to sell			$(214,891)

Net unrealized gain (loss)			$254,791

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. FORWARD EXCHANGE CONTRACTS

At June 30, 2005, the Fund has outstanding forward exchange contracts as set out below. The contracts are reported in the financial statements at the Fund’s net equity, as measured by the difference between the forward exchange rates at the reporting date and the forward exchange rates at the day of entry into the contracts.

Contracts to Sell		In Exchange For		Settlement Date	Unrealized Gain(Loss)
9,000,000	Euro	U.S.	$11,365,200	7/25/05	U.S.	$465,797
3,000,000	South African Rand		493,421	7/26/05		44,254
66,098,834	British Pounds		123,617,819	8/11/05		5,386,571
11,329,485	Euro		14,411,681	8/23/05		674,942
13,776,405	Euro		17,806,174	9/13/05		1,087,946
13,670,295,000	Korean Won		13,450,000	9/20/05		230,814
19,915,591	British Pounds		37,681,038	9/21/05		2,095,475
2,191,201,895	Japanese Yen		21,114,421	9/28/05		1,170,780
15,564,860	Canadian Dollars		12,892,659	10/21/05		149,348
6,872,808	Euro		9,038,842	10/25/05		681,839
85,059,975	Norwegian Krone		13,250,000	12/06/05		172,517
35,278,439	British Pounds		58,993,733	12/08/05		851,565
35,507,127	Swedish Krona		4,667,346	12/15/05		86,712
1,055,750	Canadian Dollars		866,079	1/23/06		10,182
41,850,289	Danish Krone		7,591,480	3/17/06		712,534
230,700,356	Euro		29,037,913	4/25/06		737,205
35,902,407	Euro		44,760,130	5/23/06		615,891

		U.S.	$421,037,936		U.S.	$15,174,372

Unrealized gain on forward exchange contracts					U.S.	$15,174,372

Contracts to Buy		In Exchange For		Settlement Date	Unrealized Gain(Loss)
15,750,000	British Pounds	U.S.	$28,156,443	9/21/05	U.S.	$(327,195)
365,695,900	Japanese Yen		3,411,945	9/28/05		(83,495)
22,575,000	British Pounds		40,588,569	12/08/05		(299,363)

		U.S.	$72,156,957		U.S.	$(710,053)

Contracts to Sell		In Exchange For		Settlement Date	Unrealized Gain(Loss)
827,800,000	Korean Won	U.S.	$800,000	9/20/05	U.S.	$(1,022)
33,224,363	Canadian Dollars		27,001,269	10/21/05		(200,286)
33,584,020	Norwegian Krone		5,149,981	12/06/05		(22,638)
1,610,152	Swedish Krona		207,550	12/15/05		(539)
47,645,598	Canadian Dollars		38,780,480	1/23/06		(337,352)
1,679,558	Euro		2,053,394	4/25/06		(8,548)
9,786,925	Euro		12,016,053	5/23/06		(17,580)

		U.S.	$86,008,727		U.S.	$(587,965)

Unrealized loss on forward exchange contracts						(1,298,018)

Net unrealized gain on forward exchange contracts					U.S.	$13,876,354

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

9. CREDIT RISK AND DEFAULTED SECURITIES

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values, changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

The Fund may purchase the pre-default or defaulted debt of distressed companies. Distressed companies are financially troubled and are about to be/or are already involved in financial restructuring or bankruptcy. The Fund does not accrue income on these securities, if it becomes probable that the income will not be collected. The risks of purchasing these securities are that the issuer is unable to meet its obligation and any subsequent bankruptcy proceeding may result in unfavorable consequences to the Fund. At June 30, 2005, the value of these securities was $49,203,301, representing 1.53% of the Fund’s net assets. For information as to specific securities, see the accompanying Statement of Investments.

10. RESTRICTED AND ILLIQUID SECURITIES

At June 30, 2005, investments in securities included issues that are restricted and illiquid. Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration under the Securities Act of 1933, unless the sale is pursuant to an exemption under the 1933 Act. The Fund has registration rights for all restricted securities held at period end. The issuer generally incurs all registration costs.

A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. At June 30, 2005, the Fund held investments in restricted and illiquid securities, valued in accordance with procedures approved by the Fund’s Board of Directors as reflecting fair value, as follows:

Shares, Warrants and Principal Amount	Issuer	Acquisition Date	Cost	Value
56,216	AboveNet Inc.	10/02/01	$2,933,131	$1,347,127
2,231	AboveNet Inc., wts. 9/08/08	10/02/01	279,787	8,924
2,625	AboveNet Inc., wts. 9/08/10	10/02/01	300,103	2,100
4,132,594	Cerberus NCB Acquisition LP Ltd., wts. 8/29/13	10/21/03	2,066,297	5,888,947
108,227	DecisionOne Corp.	3/12/99	76,619	77,166
130,533	DecisionOne Corp., 144A, 12.00%, 4/15/10	3/12/99	584,533	130,533
4,653	Elephant Capital Holdings Ltd.	8/29/03	4,654,210	8,840,198
12,918	Esmark Inc., Series A, 10.00%, cvt. pfd.	11/08/04	12,918,000	12,918,000
1,001,113	Florida East Coast Industries Inc.	5/05/97	30,413,544	41,180,783
16,280	Olympus Re Holdings Ltd.	12/19/01	1,628,000	3,050,709
1,245,400	PIG IRON LLC	4/13/05	4,588	5,442
1,120	Security Capital European Realty	4/08/98	61,302	7,065

	Total Restricted Securities (2.29% of Net Assets)			$73,456,994

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

11. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

The Investment Company Act of 1940 defines “affiliated companies” to include investments in portfolio companies in which a fund earns 5% or more if the subsidiary voting securities investments in “affiliated companies” for the Fund at June 30, 2005 were as shown below:

Name of Issuer	Number of Shares Held At Beginning of Period	Gross Additions	Gross Reductions	Number of Shares Held At End of Period	Value At End of Period	Investment Income	Realized Capital Gain (Loss)
Non-Controlled Affiliates
PIG IRON LLC	—	1,245,400	—	1,245,400	$5,442	$—	$—

Total Non-Controlled Affiliates (0.0% of Net Assets)[a]					$5,442	$—	$—

[a]	Rounds to less than 0.005% of net assets

12. UNFUNDED LOAN COMMITMENTS

The Fund may enter into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion.

At June 30, 2005, unfunded commitments were as follows:

Borrower	Unfunded Commitment
Entegra/Union Power, LOC Facility, FRN, 6/01/12	$744,600
Entegra/Union Power, Working Capital Facility, FRN, 6/01/12	111,690
Mirant Corp., 4 Year Revolver, 7/17/05	290,453
Mirant Corp., Tranche C Revolver, 4/01/04	17,314
Owens Corning, Revolver, 6/26/02	479,971
TVMAX Holdings Inc., PIK, 14.00%, 9/30/05	6

$1,644,034

Unfunded loan commitments are marked to market daily and any unrealized gain or loss is included in the Statement of Assets and Liabilities and Statement of Operations.

13. OTHER CONSIDERATIONS

Directors or employees of Franklin Mutual, the Fund’s Investment Manager, may serve as members on the board of directors of certain companies in which the Fund invests and/or may represent the Fund in certain corporate negotiations. At June 30, 2005, such individuals serve in one or more of these capacities for AboveNet Inc., Esmark Inc., and Kindred Healthcare Inc. As a result of this involvement, such individuals may be in possession of certain material non-public information which, pursuant to the Fund’s policies and the requirements of the federal securities laws, could prevent the Fund from trading in the securities of such companies for limited or extended periods of time.

14. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

14. REGULATORY MATTERS (cont.)

Investigations and Settlements

Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

MUTUAL SHARES SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

14. REGULATORY MATTERS (cont.)

Other Legal Proceedings (cont.)

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

This semiannual report for Templeton Developing Markets Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Developing Markets Securities Fund – Class 1 delivered a +6.13% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Developing Markets Securities Fund Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Developing Markets Securities Fund seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments, primarily to predominantly in equity securities.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed the Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index, and the Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index, which returned 6.26% and 6.81% for the period under review.1 Please note that index performance numbers are purely for reference and that we do not attempt to track an index, but rather undertake investments on the basis of careful fundamental research.

Economic and Market Overview

Emerging markets started 2005 on a positive note with most markets performing well in the first two months. Although stock markets weakened in March and April, a rebound in the reporting period’s last two months led to most markets ending the six-month period higher. Latin American markets stood out, outperforming Asian and Eastern European markets partly due to a weakening dollar against major Latin American currencies.

In Eastern Europe and South Africa, currency movements reduced local currency gains when converted into U.S. dollars during the period under review. Interest rates generally continued on a downward trend in Eastern Europe despite rising rates in the U.S. and Asia as central banks sought to ensure a sustainable economic recovery and inflation pressure remained benign. Expectations for reforms, the beginning of European Union accession talks in October, as well as additional funding from the International Monetary Fund (IMF) and World Bank, drove the Turkish stock market to record strong gains. In South Africa, many companies continued to support the government’s “black economic empowerment” charter.

Asian economic and social developments contributed to positive stock market performances. In China, government efforts to slow down the economy were fairly effective. Inflationary pressures eased and there was slower growth in some areas of the economy. A slower-than-

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Investing in emerging markets is subject to all the risks of foreign investing generally, and have additional, heightened risks, including market and currency fluctuations, economic instability, adverse social and political developments, the relatively smaller size and lesser liquidity of these markets, and less effective or irregular government supervision and regulation of business and industry practices. The Fund’s prospectus also includes a description of the main investment risks.

expected growth in consumer demand in South Korea and high oil prices led that country’s economy to grow 2.7% in first quarter 2005 compared with a year earlier.2 The government expected 2005 gross domestic product growth to be about 4.0%.2

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we may make onsite visits to companies to assess critical factors such as management strength and local conditions. In addition, we focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term (typically five years) earnings, asset value, cash flow, and balance sheet. Among factors we consider are a company’s historical value measures, including price/earnings ratio, book value, profit margins and liquidation value. We perform in-depth research to construct an action list from which we make our investment decisions.

Manager’s Discussion

By country, the largest contributor to the Fund’s performance relative to the MSCI EM Index (the Index) was our underweighted position in South Africa. Having no holdings in stocks such as Standard Bank Group, MTN Group and Sanlam resulted in the greatest positive relative results. The Fund’s out-of-benchmark position in Singapore further enhanced performance. In addition, our exposure to Taiwan and exposure and stock selection in South Korea, which was roughly in line with the Index’s, also benefited the Fund. However, our underweighted position in India and no exposure to Egypt negatively impacted the Fund’s relative performance. Egypt’s strong market performance and low liquidity led to a scarcity of undervalued investments that met our investment criteria.

With regard to sectors, our stock selection in capital goods and banks as well as an underweighting relative to the Index in insurance contributed to Fund performance.3 Within the capital goods sector, Singapore’s Keppel and South Korean stocks Samsung Heavy Industries and Hyundai Development enhanced returns. Conversely, our stock selection in food, beverage and tobacco, an overweighted exposure to diversified financials, and an underweighted position in the energy sector produced

2. Source: Bank of Korea.

3. The capital goods sector comprises aerospace and defense, construction and engineering, industrial conglomerates, and machinery in the Statement of Investments (SOI). The banks sector comprises commercial banks in the SOI.

the greatest negative effects on the Fund during the period.4 In the food, beverage and tobacco sector, our positions in brewers Inbev and SABMiller hindered the Fund the most.

In general, if the value of the U.S. dollar goes up compared with a foreign currency, an investment traded in that foreign currency will go down in value because it will be worth fewer dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s predominent investment in securities with non-U.S. currency exposure.

During the period, we increased our exposure to Asia, the world’s largest emerging market region. Countries where we made large investments were Taiwan, Thailand, India and Malaysia. Significant purchases included shares of Mega Financial Holding, one of Taiwan’s largest financial holding companies; Siam Commercial Bank, one of Thailand’s largest banks; Premier Image, one of the largest global manufacturers of compact and digital still cameras; and Maxis Communications, one of Malaysia’s leading telecommunications service providers. Conversely, the Fund reduced its holdings in Hong Kong and China Red Chip shares (Hong Kong-listed companies with significant exposure to China) as stocks reached our sell targets. In South Korea, the Fund’s largest purchases included shares of Hana Bank and LG Corporation while sales included POSCO and Samsung Heavy Industries.

Except for investments in Russia’s metals and wireless telecommunications sectors as well as selective purchases in Croatia and Sweden, the Fund reduced its holdings in most European countries. Additions included stocks of Norilsk Nickel, one of the world’s largest precious metals companies; Mobile Telesystems, one of the largest Eastern European and Russian mobile operators; Oriflame, a cosmetic company with sales operations in more than 50 countries; and Pliva, one of Central and Eastern Europe’s largest pharmaceutical companies. Key sales in the region included shares of MOL, Inbev and Cesky Telecom.

4. The food, beverage and tobacco sector comprises beverage, food products and tobacco in the SOI. The diversified financials sector comprises diversified financial services, consumer finance and capital markets in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

Top 10 Holdings

Templeton Developing Markets Securities Fund

6/30/05

Company Sector/Industry, Country	% of Total Net Assets

Samsung Electronics Co. Ltd.	4.2%
Semiconductors & Semiconductor Equipment, South Korea

China Mobile (Hong Kong) Ltd., fgn.	2.8%
Wireless Telecommunication Services, China

Remgro Ltd.	2.1%
Diversified Financial Services, South Africa

Anglo American PLC	2.0%
Metals & Mining, South Africa

Petroleo Brasileiro SA, ADR, pfd.	1.8%
Oil, Gas & Consumable Fuels, Brazil

Keppel Corp. Ltd.	1.7%
Industrial Conglomerates, Singapore

Kimberly Clark de Mexico SA de CV, A	1.6%
Household Products, Mexico

Taiwan Mobile Co. Ltd.	1.6%
Wireless Telecommunication Services, Taiwan

Daewoo Shipbuilding & Marine Engineering Co. Ltd.	1.6%
Machinery, South Korea

Telekomunikacja Polska SA	1.6%
Diversified Telecommunication Services, Poland

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

In South Africa, the Fund reduced its exposure to brewers and the integrated oil and gas sector via sales of SABMiller and Sasol stocks.

In Latin America, we made additional investments in Mexico while adding exposure to Panama during the period. Our largest purchases in the region included shares of Telefonos de Mexico, Mexico’s only nationwide fixed-line telephony service company and the nation’s leading Internet and local and long distance telephone service provider; Femsa, a Mexican holding company with subsidiaries in the soft drinks, beer and retail industry; and Bladex, a multinational bank mainly providing trade-related financing in Latin America. The Fund repositioned its holdings in Brazil as we added Petroleo Brasileiro (Petrobras) and Centrais Eletricas Brasileiras (Eletrobras), and reduced our exposure to Ambev and Banco Bradesco.

Thank you for your participation in Templeton Developing Markets Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Top 10 Countries

Templeton Developing Markets

Securities Fund

6/30/05

% of Total Net Assets

South Korea	16.4%

Taiwan	14.5%

China	8.6%

South Africa	7.5%

Brazil	7.1%

Singapore	5.2%

Mexico	4.0%

India	3.4%

Thailand	3.0%

Russia	2.9%

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Developing Markets Securities Fund Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,061.30	$7.72
Hypothetical (5% return before expenses)	$1,000	$1,017.31	$7.55

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (1.51%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

Templeton Developing Markets Securities Fund

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.73		$7.14	$4.71	$4.78	$5.25	$7.77

Income from investment operations:
Net investment income[b]	0.09		0.11	0.13	0.07	0.08	0.07
Net realized and unrealized gains (losses)	0.44		1.62	2.38	(0.06)	(0.50)	(2.52)

Total from investment operations	0.53		1.73	2.51	0.01	(0.42)	(2.45)

Less distributions from net investment income	(0.14)		(0.14)	(0.08)	(0.08)	(0.05)	(0.07)

Net asset value, end of period	$9.12		$8.73	$7.14	$4.71	$4.78	$5.25

Total return[c]	6.13%		24.83%	53.74%	0.04%	(8.08)%	(31.76)%
Ratios/supplemental data
Net assets, end of period (000’s)	$520,716		$477,290	$359,299	$225,454	$240,289	$301,645
Ratios to average net assets:
Expenses	1.51%	[d]	1.54%	1.55%	1.58%	1.57%	1.56%
Net investment income	2.14%	[d]	1.52%	2.35%	1.45%	1.64%	1.13%
Portfolio turnover rate	19.64%		55.67%	46.20%	57.91%	78.29%	89.48%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Developing Markets Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.67		$7.09	$4.69	$4.76	$5.22	$7.74

Income from investment operations:
Net investment income[b]	0.08		0.09	0.11	0.06	0.07	0.06
Net realized and unrealized gains (losses)	0.43		1.63	2.35	(0.06)	(0.49)	(2.53)

Total from investment operations	0.51		1.72	2.46	—	(0.42)	(2.47)

Less distributions from net investment income	(0.12)		(0.14)	(0.06)	(0.07)	(0.04)	(0.05)

Net asset value, end of period	$9.06		$8.67	$7.09	$4.69	$4.76	$5.22

Total return[c]	5.92%		24.71%	52.99%	(0.15)%	(8.08)%	(32.04)%
Ratios/supplemental data
Net assets, end of period (000’s)	$431,213		$327,569	$170,953	$80,952	$64,081	$56,617
Ratios to average net assets:
Expenses	1.76%	[d]	1.79%	1.80%	1.83%	1.82%	1.81%
Net investment income	1.89%	[d]	1.27%	2.10%	1.20%	1.37%	0.88%
Portfolio turnover rate	19.64%		55.67%	46.20%	57.91%	78.29%	89.48%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Developing Markets Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Highlights (continued)

	Class 3
	Six Months Ended June 30, 2005 (unaudited)		Period Ended December 31, 2004[c]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$8.68		$7.13

Income from investment operations:
Net investment income[a]	0.07		0.08
Net realized and unrealized gains (losses)	0.46		1.61

Total from investment operations	0.53		1.69

Less distributions from net investment income	(0.14)		(0.14)

Net asset value, end of period	$9.07		$8.68

Total return[b]	6.05%		24.15%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,215		$12
Ratios to average net assets:
Expenses	1.76%	[d]	1.54%	[d]
Net investment income	1.90%	[d]	1.52%	[d]
Portfolio turnover rate	19.64%		55.67%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	For the period May 1, 2004 (effective date) to December 31, 2004.
[d]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments 90.3%
Austria 1.0%
Bank Austria Creditanstalt	Commercial Banks	92,852	$9,689,100

Belgium 0.5%
Inbev	Beverages	137,132	4,641,033

Brazil 7.1%
Banco Bradesco SA, ADR, pfd.	Commercial Banks	409,386	14,488,171
Centrais Eletricas Brasileiras SA	Electric Utilities	566,124,764	7,979,364
Cia de Bebidas das Americas (AmBev), ADR	Beverages	43,460	1,106,492
Cia de Bebidas das Americas (AmBev), ADR, pfd.	Beverages	211,900	6,547,710
Cia Vale do Rio Doce, ADR, pfd., A	Metals & Mining	195,900	4,975,860
[a]Localiza Rent a Car SA, 144A	Diversified Consumer Services	367,000	1,981,658
Petroleo Brasileiro SA, ADR, pfd.	Oil, Gas & Consumable Fuels	379,986	17,494,555
Souza Cruz SA	Tobacco	597,225	7,319,749
Suzano Bahia Sul Papel e Celulose SA, pfd., A	Paper & Forest Products	576,595	2,396,817
Unibanco Uniao de Bancos Brasileiros SA, GDR	Commercial Banks	86,400	3,336,768

			67,627,144

China 8.6%
[a]Air China Ltd., 144A	Airlines	1,166,000	393,876
Aluminum Corp. of China Ltd., H	Metals & Mining	10,958,000	6,098,863
Anhui Conch Cement Co. Ltd., H	Construction Materials	3,710,000	3,461,333
[a]Bank of Communications, 144A	Commercial Banks	700,000	252,225
Beijing Enterprises Holdings Ltd.	Industrial Conglomerates	225,179	315,854
China Mobile (Hong Kong) Ltd., fgn.	Wireless Telecommunication Services	7,212,000	26,868,026
China Resources Enterprise Ltd.	Distributors	4,574,000	7,063,320
China Travel International Investment Hong Kong Ltd.	Hotels Restaurants & Leisure	5,018,000	1,517,504
Chongqing Changan Automobile Co. Ltd.	Automobiles	2,054,600	1,131,625
CITIC Pacific Ltd.	Industrial Conglomerates	2,013,959	5,896,082
Denway Motors Ltd.	Automobiles	13,326,234	4,758,849
Huadian Power International Corp. Ltd., H	Independent Power Producers & Energy Traders	7,726,000	2,187,302
Lenovo Group Ltd.	Computers & Peripherals	3,124,000	924,635
PetroChina Co. Ltd., H	Oil, Gas & Consumable Fuels	17,332,000	12,824,723
Shanghai Industrial Holdings Ltd.	Industrial Conglomerates	2,580,000	5,029,952
TCL Multimedia Technology Holdings Ltd.	Household Durables	2,542,000	474,324
Travelsky Technology Ltd., H	IT Services	3,575,000	3,036,347

			82,234,840

Croatia 0.8%
Pliva d.d., GDR, Reg S	Pharmaceuticals	601,600	7,688,448

Greece 0.3%
Coca-Cola Hellenic Bottling Co. SA	Beverages	64,700	1,756,753
Titan Cement Co.	Construction Materials	40,705	1,256,932

			3,013,685

Hong Kong 2.3%
Cathay Pacific Airways Ltd.	Airlines	460,000	837,617
Cheung Kong Holdings Ltd.	Real Estate	1,184,000	11,541,595
Cheung Kong Infrastructure Holdings Ltd.	Electric Utilities	572,000	1,704,035
Dairy Farm International Holdings Ltd.	Food & Staples Retailing	1,132,933	3,126,895
Guoco Group Ltd.	Diversified Financial Services	79,728	820,791

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments (cont.)
Hong Kong (cont.)
Hopewell Holdings Ltd.	Transportation Infrastructure	170,000	$436,439
MTR Corp. Ltd.	Road & Rail	1,651,124	3,187,149

			21,654,521

Hungary 2.3%
Borsodchem RT	Chemicals	53,000	590,779
Gedeon Richter Ltd.	Pharmaceuticals	50,356	7,408,015
Magyar Telekom Ltd.	Diversified Telecommunication Services	2,056,600	8,786,865
MOL Magyar Olaj-Es Gazipari RT	Oil, Gas & Consumable Fuels	58,090	4,877,004

			21,662,663

India 3.4%
Gail India Ltd.	Gas Utilities	855,630	4,484,308
Hindustan Lever Ltd.	Household Products	2,477,600	9,323,413
Hindustan Petroleum Corp. Ltd.	Oil, Gas & Consumable Fuels	1,292,504	9,112,190
National Aluminum Co. Ltd.	Metals & Mining	105,500	339,007
Oil & Natural Gas Corp. Ltd.	Oil, Gas & Consumable Fuels	26,400	619,846
Oil & Natural Gas Corp. Ltd., 144A	Oil, Gas & Consumable Fuels	102,071	2,396,526
Tata Motors Ltd.	Machinery	132,000	1,290,549
Tata Tea Ltd.	Food Products	352,278	5,024,266

			32,590,105

Indonesia 0.4%
PT Bank Danamon	Commercial Banks	7,010,000	3,627,100

Malaysia 1.7%
Kuala Lumpur Kepong Bhd.	Food Products	390,600	704,108
Maxis Communications Bhd.	Wireless Telecommunication Services	1,351,764	3,450,555
Resorts World Bhd.	Hotels Restaurants & Leisure	2,046,000	5,115,000
SIME Darby Bhd.	Industrial Conglomerates	2,083,500	3,180,079
Tanjong PLC	Hotels Restaurants & Leisure	241,000	830,816
YTL Corp. Bhd.	Multi-Utilities	727,866	1,024,759
YTL Power International Bhd.	Water Utilities	2,582,736	1,359,335

			15,664,652

Mexico 4.0%
Fomento Economico Mexicano SA de CV (Femsa), ADR	Beverages	210,592	12,544,965
Grupo Bimbo SA de CV, A	Food Products	490,421	1,412,285
Kimberly Clark de Mexico SA de CV, A	Household Products	4,538,033	15,576,463
Telefonos de Mexico SA de CV (Telmex), L, ADR	Diversified Telecommunication Services	467,364	8,828,506

			38,362,219

Panama 0.3%
Banco Latinoamericano de Exportaciones SA, E	Commercial Banks	178,400	3,202,280

Philippines 0.8%
San Miguel Corp., B	Beverages	4,281,893	7,190,673

Poland 2.4%
Polski Koncern Naftowy Orlen SA	Oil, Gas & Consumable Fuels	524,129	7,911,144
[a]Prokom Software SA	IT Services	5,200	152,616
Telekomunikacja Polska SA	Diversified Telecommunication Services	2,436,600	15,105,154

			23,168,914

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments (cont.)
Portugal 0.0%[b]
[a]Jeronimo Martins SGPS SA	Food & Staples Retailing	19,700	$282,467

Russia 2.9%
Lukoil Holdings, ADR	Oil, Gas & Consumable Fuels	278,508	10,243,524
Mining and Metallurgical Co. Norilsk Nickel	Metals & Mining	156,800	9,502,080
Mobile Telesystems, ADR	Wireless Telecommunication Services	230,400	7,752,960

			27,498,564

Singapore 5.2%
Comfortdelgro Corp. Ltd.	Road & Rail	4,474,000	4,483,817
Fraser & Neave Ltd.	Industrial Conglomerates	1,218,681	11,346,315
Keppel Corp. Ltd.	Industrial Conglomerates	2,182,600	16,178,912
Singapore Press Holdings Ltd.	Media	1,179,000	3,006,405
Singapore Technologies Engineering Ltd.	Aerospace & Defense	2,988,000	4,288,063
Singapore Telecommunications Ltd.	Diversified Telecommunication Services	6,052,428	9,942,018

			49,245,530

South Africa 7.5%
Anglo American PLC	Metals & Mining	827,079	19,472,370
Nedbank Group Ltd.	Commercial Banks	723,267	8,078,653
Nedbank Group Ltd., 144A	Commercial Banks	63,958	714,390
Old Mutual PLC	Insurance	4,954,448	10,828,231
Remgro Ltd.	Diversified Financial Services	1,256,110	19,841,257
SABMiller PLC	Beverages	288,574	4,510,594
Sappi Ltd.	Paper & Forest Products	444,920	4,930,195
Sasol Ltd.	Oil, Gas & Consumable Fuels	86,100	2,337,369
The Spar Group Ltd.	Food & Staples Retailing	126,000	459,730

			71,172,789

South Korea 16.4%
CJ Corp.	Food Products	105,870	7,880,126
Daelim Industrial Co.	Construction & Engineering	11,600	621,208
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	Machinery	791,700	15,191,150
Hana Bank	Commercial Banks	385,890	10,332,676
Hite Brewery Co. Ltd.	Beverages	74,130	6,391,876
Hyundai Development Co.	Construction & Engineering	408,670	9,599,498
Kangwon Land Inc.	Hotels Restaurants & Leisure	665,665	9,523,289
Korea Gas Corp.	Gas Utilities	85,200	2,441,933
[a]LG Card Co. Ltd.	Consumer Finance	109,220	3,631,869
LG Chem Ltd.	Chemicals	195,940	7,159,528
[a]LG Corp.	Industrial Conglomerates	393,000	9,991,204
LG Electronics Inc.	Household Durables	54,640	3,475,410
LG Household & Health Care Ltd.	Household Products	94,360	3,739,739
LG Petrochemical Co. Ltd.	Chemicals	146,810	3,590,423
Samsung Electronics Co. Ltd.	Semiconductors & Semiconductor Equipment	83,368	39,810,335
Samsung Fine Chemicals Co. Ltd.	Chemicals	221,490	4,581,814
Samsung Heavy Industries Co. Ltd.	Machinery	831,100	7,559,837
SK Corp.	Oil, Gas & Consumable Fuels	65,600	3,474,993
SK Telecom Co. Ltd.	Wireless Telecommunication Services	43,610	7,672,325

			156,669,233

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	INDUSTRY	SHARES/ RIGHTS	VALUE

Long Term Investments (cont.)
Sweden 0.7%
Oriflame Cosmetics, IDR	Personal Products	302,750	$6,895,738

Taiwan 14.5%
Acer Inc.	Computers & Peripherals	2,056,254	4,057,328
Benq Corp.	Computers & Peripherals	2,134,000	2,068,313
Chunghwa Telecom Co. Ltd.	Diversified Telecommunication Services	3,242,000	6,570,999
D-Link Corp.	Communications Equipment	6,186,787	7,285,467
Delta Electronics Inc.	Electronic Equipment & Instruments	3,212,290	4,984,501
Elan Microelectronics Corp.	Semiconductors & Semiconductor Equipment	2,178,776	1,110,883
Giant Manufacturing Co.	Leisure Equipment & Products	50,000	80,663
Kinpo Electronics Inc.	Office Electronics	1,485,200	712,708
Lite-On Technology Corp.	Computers & Peripherals	8,230,700	9,458,484
MediaTek Inc.	Semiconductors & Semiconductor Equipment	1,227,000	10,633,354
Mega Financial Holdings Co. Ltd.	Commercial Banks	20,210,503	13,303,520
Premier Image Technology Corp.	Leisure Equipment & Products	5,481,000	6,212,088
President Chain Store Corp.	Food & Staples Retailing	5,413,144	10,663,936
Realtek Semiconductor Corp.	Semiconductors & Semiconductor Equipment	2,177,000	2,374,597
Siliconware Precision Industries Co. Ltd.	Semiconductors & Semiconductor Equipment	5,247,000	5,168,316
Sunplus Technology Co. Ltd.	Semiconductors & Semiconductor Equipment	5,417,100	7,627,550
Synnex Technology International Corp.	Electronic Equipment & Instruments	2,085,600	3,035,396
Taiwan Mobile Co. Ltd.	Wireless Telecommunication Services	14,899,302	15,334,404
Taiwan Semiconductor Manufacturing Co.	Semiconductors & Semiconductor Equipment	8,052,427	14,007,537
UNI-President Enterprises Corp.	Food Products	18,321,600	8,618,527
Yuanta Core Pacific Securities Co.	Capital Markets	7,065,978	5,220,012

			138,528,583

Thailand 3.0%
BEC World Public Co. Ltd., fgn.	Media	7,775,700	2,182,653
Kasikornbank Public Co. Ltd., fgn.	Commercial Banks	5,782,800	7,976,276
Land and House Public Co. Ltd., fgn.	Household Durables	7,927,700	1,342,865
Shin Corp. Public Co. Ltd., fgn.	Wireless Telecommunication Services	2,320,194	2,105,439
Siam Cement Public Co. Ltd., fgn.	Construction Materials	639,969	3,747,671
Siam Commercial Bank Public Co. Ltd., fgn.	Commercial Banks	3,185,000	3,622,383
Siam Makro Public Co. Ltd., fgn.	Food & Staples Retailing	372,000	553,612
Thai Airways International Public Co. Ltd., fgn.	Airlines	2,160,200	2,205,939
[a]TMB Bank Public Co. Ltd., fgn.	Commercial Banks	44,202,400	4,385,477
[a]True Corp. Public Co. Ltd., rts., 3/28/08	Diversified Telecommunication Services	344,616	—

			28,122,315

Turkey 2.8%
Arcelik AS, Br.	Household Durables	1,117,826	6,679,231
Migros Turk TAS	Food & Staples Retailing	856,539	6,695,232
Tupras-Turkiye Petrol Rafineleri AS	Oil, Gas & Consumable Fuels	638,260	9,162,545
Turkiye Is Bankasi AS, C	Commercial Banks	757,234	4,439,252

			26,976,260

United Kingdom 1.4%
HSBC Holdings PLC	Commercial Banks	557,777	8,972,265
Provident Financial PLC	Consumer Finance	328,500	4,225,345

			13,197,610

Total Long Term Investments (Cost $656,200,052)			860,606,466

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	SHARES/ RIGHTS	VALUE

Short Term Investments (Cost $94,008,657) 9.9%
U.S. Government and Agency Securities 9.9%
[c]U.S. Treasury Bills, 7/07/05 - 9/29/05	94,341,000	$94,004,755

Total Investments (Cost $750,208,709) 100.2%		954,611,221
Other Assets, less Liabilities (0.2)%		(1,466,897)

Net Assets 100.0%		$953,144,324

Selected Portfolio Abbreviations

ADR - American Depository Receipt

GDR - Global Depository Receipt

IDR - International Depository Receipt

PLC - Public Limited Co.

[a]	Non-income producing.
[b]	Rounds to less than 0.05% of net assets.
[c]	A portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost	$750,208,709

Value	954,611,221
Cash	201,972
Foreign currency, at value (cost $1,645,202)	1,649,949
Receivables:
Investment securities sold	1,702,448
Capital shares sold	1,014,370
Dividends	1,795,655
Foreign income tax receivable	159,393

Total assets	961,135,008

Liabilities:
Payables:
Investment securities purchased	5,352,514
Capital shares redeemed	939,458
Affiliates	1,233,398
Deferred taxes	195,810
Other liabilities	269,504

Total liabilities	7,990,684

Net assets, at value	$953,144,324

Net assets consist of:
Distributions in excess of net investment income	$(2,773,983)
Net unrealized appreciation (depreciation)	204,203,844
Accumulated net realized gain (loss)	(96,437,184)
Paid-in capital	848,151,647

Net assets, at value	$953,144,324

Class 1:
Net assets, at value	$520,715,736

Shares outstanding	57,070,868

Net asset value and offering price per share	$9.12

Class 2:
Net assets, at value	$431,213,329

Shares outstanding	47,596,069

Net asset value and offering price per share	$9.06

Class 3:
Net assets, at value	$1,215,259

Shares outstanding	134,018

Net asset value and offering price per share[a]	$9.07

[a]	Redemption price is equal to net asset value less any redemption fees retained by the Fund.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment Income:
(net of foreign taxes of $1,522,997)
Dividends	$15,220,939
Interest	673,901
Other income (Note 8)	72,428

Total investment income	15,967,268

Expenses:
Management fees (Note 3a)	5,446,501
Administrative fees (Note 3b)	571,991
Distribution fees: (Note 3c)
Class 2	473,108
Class 3	180
Unaffiliated transfer agent fees	4,570
Custodian fees (Note 4)	410,012
Reports to shareholders	123,275
Professional fees	40,768
Trustees’ fees and expenses	2,794
Other	11,010

Total expenses	7,084,209
Expense reductions (Note 4)	(988)

Net expenses	7,083,221

Net investment income	8,884,047

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	51,182,901
Foreign currency transactions	(80,244)

Net realized gain (loss)	51,102,657

Net change in unrealized appreciation (depreciation) on:
Investments	(9,468,264)
Translation of assets and liabilities denominated in foreign currencies	(17,876)
Change in deferred taxes on unrealized appreciation	246,082

Net change in unrealized appreciation (depreciation)	(9,240,058)

Net realized and unrealized gain (loss)	41,862,599

Net increase (decrease) in net assets resulting from operations	$50,746,646

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$8,884,047	$8,948,602
Net realized gain (loss) from investments and foreign currency transactions	51,102,657	50,460,755
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies, and deferred taxes	(9,240,058)	90,694,728

Net increase (decrease) in net assets resulting from operations	50,746,646	150,104,085

Distributions to shareholders from:
Net investment income:
Class 1	(7,605,217)	(7,597,672)
Class 2	(5,680,711)	(4,066,275)
Class 3	(9,713)	(190)

Total distributions to shareholders	(13,295,641)	(11,664,137)

Capital share transactions: (Note 2)
Class 1	22,081,008	32,499,304
Class 2	87,548,304	103,669,110
Class 3	1,193,227	10,000

Total capital share transactions	110,822,539	136,178,414

Net increase (decrease) in net assets	148,273,544	274,618,362
Net assets:
Beginning of period	804,870,780	530,252,418

End of period	$953,144,324	$804,870,780

Undistributed net investment income (distributions in excess of net investment income) included in net assets:
End of period	$(2,773,983)	$1,637,611

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Developing Markets Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

U.S. Government securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital. There were no redemption fees for the period.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Effective May 1, 2004 the Fund began offering a new class of shares, Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004[a]
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	4,807,401	$43,228,168	8,940,486	$67,520,469
Shares issued in reinvestment of distributions	833,905	7,605,217	1,105,920	7,597,672
Shares redeemed	(3,224,385)	(28,752,377)	(5,740,464)	(42,618,837)

Net increase (decrease)	2,416,921	$22,081,008	4,305,942	$32,499,304

Class 2 Shares:
Shares sold	12,680,689	$112,779,691	21,331,545	$159,905,301
Shares issued in reinvestment of distributions	627,010	5,680,711	595,355	4,066,275
Shares redeemed	(3,503,101)	(30,912,098)	(8,236,506)	(60,302,466)

Net increase (decrease)	9,804,598	$87,548,304	13,690,394	$103,669,110

Class 3 Shares:
Shares sold	136,254	$1,226,252	1,403	$10,000
Shares issued in reinvestment of distributions	1,051	9,523	—	—
Shares redeemed	(4,690)	(42,548)	—	—

Net increase (decrease)	132,615	$1,193,227	1,403	$10,000

[a]	For the period May 1, 2004 (effective date) to December 31, 2004, for Class 3.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

Effective May 1, 2005, the Fund pays an investment management fee to TAML based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.250%	Up to and including $1 billion
1.200%	over $1 billion, up to and including $5 billion
1.150%	over $5 billion, up to and including $10 billion
1.100%	over $10 billion, up to and including $15 billion
1.050%	over $15 billion, up to and including $20 billion
1.000%	In excess of $20 billion

Prior to May 1, 2005 the Fund paid fees of 1.25% per year of the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2007	$58,738,810
2009	62,323,035
2010	24,246,197

$145,308,042

At December 31, 2004, the Fund had deferred capital and currency losses occurring subsequent to October 31, 2004 of $650,185 and $142,382 respectively. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$761,941,557

Unrealized appreciation	$213,079,848
Unrealized depreciation	(20,410,184)

Net unrealized appreciation (depreciation)	$192,669,664

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $194,216,687 and $162,399,501, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

Investigations and settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Investigations and settlements (cont.)

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON DEVELOPING MARKETS SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Austria	0.0004	0.0018	0.0004	0.0017	0.0004	0.0018
Belgium	0.0001	0.0006	0.0001	0.0006	0.0001	0.0006
Brazil	0.0013	0.0114	0.0013	0.0106	0.0013	0.0114
China	0.0000	0.0046	0.0000	0.0043	0.0000	0.0046
Croatia	0.0000	0.0011	0.0000	0.0010	0.0000	0.0011
Czech Republic	0.0003	0.0013	0.0003	0.0012	0.0003	0.0013
Egypt	0.0000	0.0005	0.0000	0.0004	0.0000	0.0005
Greece	0.0000	0.0019	0.0000	0.0018	0.0000	0.0019
Hong Kong	0.0000	0.0134	0.0000	0.0125	0.0000	0.0134
Hungary	0.0007	0.0031	0.0007	0.0028	0.0007	0.0031
India	0.0198	0.0061	0.0198	0.0057	0.0198	0.0061
Indonesia	0.0002	0.0009	0.0002	0.0009	0.0002	0.0009
Luxembourg	0.0000	0.0007	0.0000	0.0007	0.0000	0.0007
Malaysia	0.0000	0.0025	0.0000	0.0023	0.0000	0.0025
Mexico	0.0000	0.0077	0.0000	0.0071	0.0000	0.0077
Philippines	0.0002	0.0006	0.0002	0.0006	0.0002	0.0006
Poland	0.0003	0.0012	0.0003	0.0011	0.0003	0.0012
Russia	0.0007	0.0011	0.0007	0.0010	0.0007	0.0011
Singapore	0.0000	0.0162	0.0000	0.0151	0.0000	0.0162
South Africa	0.0007	0.0527	0.0007	0.0487	0.0007	0.0527
South Korea	0.0034	0.0132	0.0034	0.0122	0.0034	0.0132
Spain	0.0001	0.0006	0.0001	0.0006	0.0001	0.0006
Taiwan	0.0083	0.0233	0.0083	0.0216	0.0083	0.0233
Thailand	0.0001	0.0021	0.0001	0.0020	0.0001	0.0021
Turkey	0.0000	0.0003	0.0000	0.0003	0.0000	0.0003
United Kingdom	0.0000	0.0024	0.0000	0.0022	0.0000	0.0024

Total	$0.0366	$0.1713	$0.0366	$0.1590	$0.0366	$0.1713

TEMPLETON FOREIGN SECURITIES FUND

This semiannual report for Templeton Foreign Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Foreign Securities Fund – Class 1 had a -0.75% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Foreign Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Foreign Securities Fund seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund’s benchmark, the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index, had a -0.85% total return for the period under review.1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

The global economy generally grew during the six-month period ended June 30, 2005. U.S. economic expansion continued for its 15th consecutive quarter. U.S. gross domestic product (GDP) grew at annualized rates of 3.8% and 3.4% in the first and second quarters. Apart from western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China’s industrial production grew almost 17% in May, and Japan’s economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.2

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.3 Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment rates in Germany, Spain and France remained at least 10% during the period.4 Economic growth was slow and the euro declined in value versus the U.S. dollar. Largely in consideration of these factors, the European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest range of 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union’s political future.

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

3. Source: Bloomberg Energy/Commodity Service.

4. Sources: Deutsche Bundesbank (Germany); Spanish Labour Ministry (Spain); INSEE National Statistics Office (France).

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.59%, as measured by the MSCI Europe Index, using the local currencies of this index’s constituents.5 The MSCI Pacific Index, which includes Japan, returned 3.44% in local currencies for the same period.5 U.S. markets, as measured by the MSCI U.S. Index, had a total return of -0.41%.5 However, due to the dollar’s recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June, the dollar rose 12% and 8% versus the euro and the yen. Although the dollar’s recent rise helped make foreign-based companies’ goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors’ returns on European or Japanese equity investments.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we generally focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

Manager’s Discussion

During the six months under review, the Fund held investments in a broad array of holdings, sectors and foreign countries. In a difficult first half of 2005, we had several sectors and industries that contributed to our overall results. Fund returns received a significant boost from the industrials sector, where we were just about evenly weighted compared with the benchmark MSCI EAFE Index.6 Although industrials performed well, the Fund in particular benefited from our selections within the sector, allowing our industrials stake to fare better than the Index’s. The Fund’s best performing stocks from the group included BAE Systems, Rolls Royce and Vestas Wind Systems.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

6. In the SOI, the industrials sector comprises aerospace and defense, air freight and logistics, airlines, commercial services and supplies, electrical equipment, industrial conglomerates, machinery, and road and rail.

Energy companies generally benefited from steadily rising oil and other energy commodity prices throughout the first half of 2005. Although our relative underweighting in the energy sector hurt our relative performance, energy was the best performing sector and nonetheless provided positive absolute performance for the Fund.7 Standouts from the Fund’s portfolio included Shell Transport & Trading and SBM Offshore.

We were slightly overweighted versus the index in utilities, which proved to be a strong sector over the reporting period and contributed to the Fund’s results.8 Most utilities companies benefited from healthy earnings growth and the low interest rate environment. Our top performers included U.K. power and gas grid operator National Grid Transco, Spanish electric utility Iberdrola, and France’s Suez, which provides electricity, natural gas, water and waste management services to more than 130 countries.

The Fund was aided somewhat by its significant underweighting in financials stocks.9 This helped us avoid the full impact of the sector’s poor results. Meanwhile, our individual stock selections also helped our relative results because they did better as a group than those held in the index. Kookmin Bank, Hana Bank, National Australia Bank and Swire Pacific were our top performers.

There were some disappointments that detracted from our overall results. The consumer discretionary sector performed poorly, and our overweighting compared to the index hindered relative Fund returns.10 Sony, British Sky Broadcasting and Compass Group were our worst performing stocks within the group.

We were also overweighted in materials stocks, where sector performance was weak.11 Our individual stock selections also dampened Fund returns. Fund holdings such as Canadian aluminum producer Alcan, and Finnish paper and forest products companies UPM-Kymmene and Stora Enso suffered losses over the six-month period.

Telecommunication services was a detriment to Fund returns as we were overweighted in this poor performing sector.12 Unfortunately,

7. In the SOI, the energy sector comprises energy equipment and services; and oil, gas and consumable fuels.

8. In the SOI, the utilities sector comprises electric utilities, gas utilities and multi-utilities.

9. In the SOI, the financials sector comprises commercial banks, diversified financial services, capital markets, insurance and real estate.

10. In the SOI, the consumer discretionary sector comprises automobiles; auto components; hotels, restaurants and leisure; household durables; and media.

11. In the SOI, the materials sector comprises chemicals, construction materials, metals and mining, and paper and forest products.

12. In the SOI, the telecommunication services sector comprises diversified telecommunication services and wireless telecommunication services.

Top 10 Holdings

Templeton Foreign Securities Fund 6/30/05

Company Sector/Industry, Country	% of Total Net Assets

Cheung Kong Holdings Ltd.	2.4%
Real Estate, Hong Kong

Sanofi-Aventis	1.8%
Pharmaceuticals, France

Shell Transport & Trading Co. PLC	1.5%
Oil, Gas & Consumable Fuels, U.K.

GlaxoSmithKline PLC	1.5%
Pharmaceuticals, U.K.

Samsung Electronics Co. Ltd.	1.5%
Semiconductors & Semiconductor Equipment, South Korea

Sony Corp.	1.5%
Household Durables, Japan

Compass Group PLC	1.4%
Hotels, Restaurants & Leisure, U.K.

Electrolux AB, B	1.4%
Household Durables, Sweden

Nippon Telegraph & Telephone Corp.	1.4%
Diversified Telecommunication Services, Japan

British Sky Broadcasting Group PLC	1.3%
Media, U.K.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Fund holdings such as Vodafone Group, Telefonica, SK Telecom and Telenor all posted negative returns this reporting period.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s primary investment in securities with non-U.S. currency exposure.

Thank you for your participation in Templeton Foreign Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Foreign Securities Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$992.50	$3.85
Hypothetical (5% return before expenses)	$1,000	$1,020.93	$3.91

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.78%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.53	$12.37	$9.51	$11.85	$18.78	$22.25

Income from investment operations:
Net investment income[b]	0.20	0.26	0.19	0.22	0.23	0.40
Net realized and unrealized gains (losses)	(0.31)	2.05	2.87	(2.37)	(5.23)	(0.95)

Total from investment operations	(0.11)	2.31	3.06	(2.15)	(5.00)	(0.55)

Less distributions from:
Net investment income	(0.19)	(0.15)	(0.20)	(0.19)	(0.26)	(0.43)
Net realized gains	—	—	—	—	(1.67)	(2.49)

Total distributions	(0.19)	(0.15)	(0.20)	(0.19)	(1.93)	(2.92)

Redemption fees	— [d]	— [d]	—	—	—	—

Net asset value, end of period	$14.23	$14.53	$12.37	$9.51	$11.85	$18.78

Total return[c]	(0.75)%	18.87%	32.55%	(18.40)%	(15.75)%	(2.19)%
Ratios/supplemental data
Net assets, end of period (000’s)	$485,455	$506,456	$472,665	$397,420	$565,220	$776,495
Ratios to average net assets:
Expenses	0.78% [e]	0.82%	0.87%	0.88%	0.90%	0.87%
Net investment income	2.91% [e]	1.95%	1.81%	1.97%	1.59%	2.08%
Portfolio turnover rate	5.40%	10.91%	18.01%	28.12%	20.00%	32.81%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP) - Templeton International Securities Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Amount is less than $0.01 per share.
[e]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.35	$12.24	$9.42	$11.74	$18.67	$22.13

Income from investment operations:
Net investment income[b]	0.19	0.22	0.15	0.17	0.18	0.31
Net realized and unrealized gains (losses)	(0.32)	2.03	2.85	(2.32)	(5.21)	(0.90)

Total from investment operations	(0.13)	2.25	3.00	(2.15)	(5.03)	(0.59)

Less distributions from:
Net investment income	(0.17)	(0.14)	(0.18)	(0.17)	(0.23)	(0.38)
Net realized gains	—	—	—	—	(1.67)	(2.49)

Total distributions	(0.17)	(0.14)	(0.18)	(0.17)	(1.90)	(2.87)

Redemption fees	— [d]	— [d]	—	—	—	—

Net asset value, end of period	$14.05	$14.35	$12.24	$9.42	$11.74	$18.67

Total return[c]	(0.90)%	18.53%	32.21%	(18.56)%	(15.99)%	(2.38)%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,756,253	$1,445,928	$653,594	$299,760	$225,505	$187,115
Ratios to average net assets:
Expenses	1.03% [e]	1.07%	1.12%	1.13%	1.15%	1.12%
Net investment income	2.66% [e]	1.70%	1.56%	1.72%	1.32%	1.66%
Portfolio turnover rate	5.40%	10.91%	18.01%	28.12%	20.00%	32.81%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP) -Templeton International Securities Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Amount is less than $0.01 per share.
[e]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Highlights (continued)

	Class 3
	Six Months Ended June 30, 2005 (unaudited)	Period Ended December 31, 2004[e]

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$14.35	$12.48

Income from investment operations:
Net investment income[a]	0.20	0.09
Net realized and unrealized gains (losses)	(0.34)	1.92

Total from investment operations	(0.14)	2.01

Less distributions from net investement income	(0.18)	(0.14)

Redemption fees	— [d]	—	[d]

Net asset value, end of period	$14.03	$14.35

Total return[b]	(0.95)%	16.25%
Ratios/supplemental data
Net assets, end of period (000’s)	$30,214	$16,559
Ratios to average net assets:
Expenses[c]	1.03%	1.07%
Net investment income[c]	2.66%	1.70%
Portfolio turnover rate	5.40%	10.91%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.
[d]	Amount is less than $0.01 per share.
[e]	For the period May 1, 2004 (effective date) to December 31, 2004.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 81.0%
Aerospace & Defense 1.2%
BAE Systems PLC	United Kingdom	3,544,411	$18,223,356
[a]Rolls-Royce Group PLC	United Kingdom	1,729,900	8,901,914
Rolls-Royce Group PLC, B	United Kingdom	86,495,000	155,726

			27,280,996

Air Freight & Logistics 0.8%
Deutsche Post AG	Germany	753,313	17,592,039

Airlines 0.6%
Qantas Airways Ltd.	Australia	4,972,187	12,759,099

Auto Components 0.9%
GKN PLC	United Kingdom	4,440,200	20,522,234

Automobiles 0.4%
Volkswagen AG	Germany	181,815	8,304,817

Capital Markets 1.4%
Amvescap PLC	United Kingdom	2,575,100	15,361,751
Nomura Holdings Inc.	Japan	1,327,730	15,895,865

			31,257,616

Chemicals 1.9%
Akzo Nobel NV	Netherlands	329,003	12,969,832
BASF AG	Germany	324,369	21,586,660
Lonza Group AG	Switzerland	173,400	9,598,011

			44,154,503

Commercial Banks 7.4%
Banco Santander Central Hispano SA	Spain	1,919,500	22,273,586
[a]Bank of Communications, 144A	China	4,184,000	1,507,583
DBS Group Holdings Ltd.	Singapore	1,312,000	11,125,897
Hana Bank	South Korea	684,000	18,314,935
Kookmin Bank, ADR	South Korea	314,560	14,337,645
Lloyds TSB Group PLC	United Kingdom	1,387,500	11,757,000
Mitsubishi Tokyo Financial Group Inc.	Japan	1,235	10,484,798
National Australia Bank Ltd.	Australia	865,300	20,267,291
Nordea Bank AB, FDR	Sweden	2,135,083	19,259,536
Shinsei Bank Ltd.	Japan	4,461,000	24,067,827
Shinsei Bank Ltd., 144A	Japan	529,000	2,854,042
Sumitomo Mitsui Financial Group Inc.	Japan	1,646	11,137,676

			167,387,816

Commercial Services & Supplies 1.8%
Rentokil Initial PLC	United Kingdom	6,633,900	18,985,069
Securitas AB, B	Sweden	1,352,080	22,578,208

			41,563,277

Computers & Peripherals 1.2%
Compal Electronics Inc.	Taiwan	11,949,000	11,864,122
Lite-On Technology Corp.	Taiwan	9,104,000	10,462,055
NEC Corp.	Japan	1,058,000	5,727,174

			28,053,351

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Construction Materials 0.6%
Cemex SA, ADR	Mexico	315,900	$13,400,478

Diversified Financial Services 0.9%
ING Groep NV	Netherlands	728,310	20,594,839

Diversified Telecommunication Services 6.7%
BCE Inc.	Canada	815,260	19,298,457
China Telecom Corp. Ltd., H	China	39,562,000	14,255,017
Chunghwa Telecom Co. Ltd., ADR	Taiwan	728,900	15,620,327
KT Corp., ADR	South Korea	420,880	9,048,920
Nippon Telegraph & Telephone Corp.	Japan	7,388	31,660,953
Telefonica SA, ADR	Spain	361,830	17,693,464
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	1,561,938	29,505,009
Telenor ASA	Norway	2,003,100	16,015,604

			153,097,751

Electric Utilities 2.7%
E.ON AG	Germany	188,653	16,818,868
Endesa SA	Spain	547,398	12,856,186
Hong Kong Electric Holdings Ltd.	Hong Kong	3,653,500	16,690,484
Iberdrola SA, Br.	Spain	528,222	13,946,160

			60,311,698

Electrical Equipment 0.5%
[a]Vestas Wind Systems AS	Denmark	502,800	8,349,040
[a]Vestas Wind Systems AS, 144A	Denmark	167,600	2,783,013

			11,132,053

Electronic Equipment & Instruments 2.0%
Hitachi Ltd.	Japan	3,361,867	20,442,966
Mabuchi Motor Co. Ltd.	Japan	303,100	17,473,917
Venture Corp. Ltd.	Singapore	903,000	8,567,871

			46,484,754

Energy Equipment & Services 0.4%
SBM Offshore NV	Netherlands	115,874	7,949,732

Food & Staples Retailing 1.1%
Boots Group PLC	United Kingdom	2,229,200	24,320,288

Food Products 2.1%
Nestle SA	Switzerland	78,278	20,030,570
Unilever PLC	United Kingdom	2,751,334	26,541,863

			46,572,433

Gas Utilities 0.4%
Centrica PLC	United Kingdom	2,353,400	9,770,525

Health Care Equipment & Supplies 0.8%
Olympus Corp.	Japan	956,000	18,371,346

Hotels Restaurants & Leisure 1.4%
Compass Group PLC	United Kingdom	7,696,340	32,331,770

Household Durables 4.3%
Electrolux AB, B	Sweden	1,509,600	32,162,715
Koninklijke Philips Electronics NV	Netherlands	951,239	24,055,775

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Household Durables (cont.)
Persimmon PLC	United Kingdom	614,500	$8,597,562
Sony Corp.	Japan	956,454	32,963,319

			97,779,371

Industrial Conglomerates 2.2%
Hutchison Whampoa Ltd.	Hong Kong	1,962,000	17,736,863
Siemens AG	Germany	148,670	10,865,349
Smiths Group PLC	United Kingdom	1,293,800	21,300,267

			49,902,479

Insurance 5.2%
ACE Ltd.	Bermuda	558,903	25,066,799
AMP Ltd.	Australia	3,157,400	15,555,234
AXA SA	France	479,792	11,999,880
AXA SA, 144A	France	40,480	1,012,429
Old Mutual PLC	South Africa	350,000	764,945
Sompo Japan Insurance Inc.	Japan	1,694,000	17,117,286
Swiss Reinsurance Co.	Switzerland	493,655	30,347,959
XL Capital Ltd., A	Bermuda	232,228	17,282,408

			119,146,940

IT Services 0.9%
Satyam Computers Services Ltd.	India	1,738,866	20,298,436

Machinery 0.7%
Volvo AB, B	Sweden	369,264	15,025,906

Media 5.2%
British Sky Broadcasting Group PLC	United Kingdom	3,224,600	30,471,982
Pearson PLC	United Kingdom	2,229,000	26,254,770
Reed Elsevier NV	Netherlands	877,400	12,230,199
VNU NV	Netherlands	986,470	27,536,890
Wolters Kluwer NV	Netherlands	380,280	7,279,363
Yell Group PLC	United Kingdom	2,000,000	15,236,201

			119,009,405

Metals & Mining 1.7%
Alcan Inc.	Canada	55,334	1,661,240
Barrick Gold Corp.	Canada	701,894	17,531,594
BHP Billiton Ltd.	Australia	879,750	12,158,460
POSCO, ADR	South Korea	165,547	7,279,102

			38,630,396

Multi-Utilities 1.8%
National Grid Transco PLC	United Kingdom	1,742,960	16,907,846
Suez SA	France	861,400	23,378,549

			40,286,395

Oil, Gas & Consumable Fuels 5.3%
BP PLC	United Kingdom	2,849,920	29,662,735
Eni SpA	Italy	845,840	21,809,971
Repsol YPF SA	Spain	902,215	23,099,848

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Oil, Gas & Consumable Fuels (cont.)
Shell Transport & Trading Co. PLC	United Kingdom	3,458,953	$33,631,550
Total SA, B	France	54,077	12,713,607

			120,917,711

Paper & Forest Products 2.3%
Stora Enso OYJ, R	Finland	1,731,630	22,047,267
UPM-Kymmene Corp.	Finland	1,580,979	30,320,669

			52,367,936

Pharmaceuticals 5.3%
GlaxoSmithKline PLC	United Kingdom	1,380,189	33,403,833
Ono Pharmaceutical Co. Ltd.	Japan	299,000	14,189,282
Sanofi-Aventis	France	500,723	41,138,716
Shire Pharmaceuticals Group PLC	United Kingdom	928,000	10,174,235
Takeda Pharmaceutical Co. Ltd.	Japan	445,800	22,121,075

			121,027,141

Real Estate 3.3%
Cheung Kong Holdings Ltd.	Hong Kong	5,614,137	54,726,430
Swire Pacific Ltd., B	Hong Kong	12,648,627	20,509,043

			75,235,473

Road & Rail 0.2%
East Japan Railway Co.	Japan	1,100	5,656,803

Semiconductors & Semiconductor Equipment 1.9%
Samsung Electronics Co. Ltd.	South Korea	69,750	33,307,395
Taiwan Semiconductor Manufacturing Co.	Taiwan	5,757,379	10,015,204

			43,322,599

Software 1.6%
[a]Check Point Software Technologies Ltd.	Israel	842,050	16,672,590
Nintendo Co. Ltd.	Japan	196,000	20,512,450

			37,185,040

Wireless Telecommunication Services 1.9%
China Mobile (Hong Kong) Ltd., fgn.	China	2,932,000	10,923,052
SK Telecom Co. Ltd., ADR	South Korea	546,520	11,149,008
Vodafone Group PLC, ADR	United Kingdom	835,590	20,321,549

			42,393,609

Total Common Stocks (Cost $1,550,596,933)			1,841,399,055

Preferred Stocks 0.7%
Automobiles 0.3%
Volkswagen AG, pfd.	Germany	160,254	5,603,897

Metals & Mining 0.4%
Cia Vale do Rio Doce, ADR, pfd., A	Brazil	398,376	10,118,750

Total Preferred Stocks (Cost $8,049,893)			15,722,647

Mutual Fund (Cost $6,368,163) 0.6%
Diversified Financial Services 0.6%
Rodamco Europe NV	Netherlands	164,000	13,444,249

Total Long Term Investments (Cost $1,565,014,989)			1,870,565,951

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Short Term Investment (Cost $399,885,671) 17.6%
Money Fund 17.6%
[b]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	399,885,671	$399,885,671

Total Investments (Cost $1,964,900,660) 99.9%			2,270,451,622
Other Assets, less Liabilities 0.1%			1,469,877

Net Assets 100.0%			$2,271,921,499

Selected Portfolio Abbreviations

ADR - American Depository Receipt

FDR -  Foreign Depository Receipt

PLC -  Public Limited Co.

[a]	Non-income producing.
[b]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,565,014,989
Cost - Sweep Money Fund (Note 7)	399,885,671

Total cost of investments	$1,964,900,660

Value - Unaffiliated issuers	$1,870,565,951
Value - Sweep Money Fund (Note 7)	399,885,671

Total value of investments	2,270,451,622
Cash	797,845
Receivables:
Capital shares sold	3,769,625
Dividends	4,212,585

Total assets	2,279,231,677

Liabilities:
Payables:
Investment securities purchased	2,352,422
Capital shares redeemed	2,034,907
Affiliates	1,991,032
Deferred taxes	423,158
Other liabilities	508,659

Total liabilities	7,310,178

Net assets, at value	$2,271,921,499

Net assets consist of:
Undistributed net investment income	$25,940,406
Net unrealized appreciation (depreciation)	305,095,588
Accumulated net realized gain (loss)	(74,637,211)
Paid-in capital	2,015,522,716

Net assets, at value	$2,271,921,499

Class 1:
Net assets, at value	$485,454,525

Shares outstanding	34,124,323

Net asset value and offering price per share	$14.23

Class 2:
Net assets, at value	$1,756,253,227

Shares outstanding	124,969,190

Net asset value and offering price per share	$14.05

Class 3:
Net assets, at value	$30,213,747

Shares outstanding	2,152,799

Net asset value and offering price per share[a]	$14.03

[a]	Redemption price is equal to net asset value less any redemption fees retained by the Fund.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends: (net of foreign taxes of $3,072,903)
Unaffiliated issuers	$34,757,318
Sweep Money Fund (Note 7)	3,863,053
Other income (Note 9)	30,606

Total investment income	38,650,977

Expenses:
Management fees (Note 3a)	6,276,180
Administrative fees (Note 3b)	1,070,060
Distribution fees: (Note 3c)
Class 2	1,975,861
Class 3	27,211
Unaffiliated transfer agent fees	10,842
Custodian fees (Note 4)	293,175
Reports to shareholders	380,182
Professional fees	55,496
Trustees’ fees and expenses	5,794
Other	34,141

Total expenses	10,128,942
Expense reductions (Note 4)	(42)

Net expenses	10,128,900

Net investment income	28,522,077

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	33,540,857
Foreign currency transactions	(303,343)

Net realized gain (loss)	33,237,514

Net change in unrealized appreciation (depreciation) on:
Investments	(79,054,050)
Translation of assets and liabilities denominated in foreign currencies	(424,994)
Change in deferred taxes on unrealized appreciation	(253,577)

Net change in unrealized appreciation (depreciation)	(79,732,621)

Net realized and unrealized gain (loss)	(46,495,107)

Net increase (decrease) in net assets resulting from operations	$(17,973,030)

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$28,522,077	$26,110,404
Net realized gain (loss) from investments and foreign currency transactions	33,237,514	39,378,493
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	(79,732,621)	215,691,763

Net increase (decrease) in net assets resulting from operations	(17,973,030)	281,180,660
Distributions to shareholders from:
Net investment income:
Class 1	(6,459,354)	(5,478,306)
Class 2	(20,723,612)	(10,189,845)
Class 3	(354,063)	(37,708)

Total distributions to shareholders	(27,537,029)	(15,705,859)
Capital share transactions: (Note 2)
Class 1	(10,663,190)	(43,045,841)
Class 2	344,950,963	605,495,077
Class 3	14,200,439	14,758,051

Total capital share transactions	348,488,212	577,207,287

Redemption fees	493	1,304

Net increase (decrease) in net assets	302,978,646	842,683,392
Net assets:
Beginning of period	1,968,942,853	1,126,259,461

End of period	$2,271,921,499	$1,968,942,853

Undistributed net investment income included in net assets:
End of period	$25,940,406	$24,955,358

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Foreign Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

h. Guarantees and Indemnifications (cont.)

with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Effective May 1, 2004, the Fund began offering a new class of shares, Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,490,574	$21,522,495	2,258,527	$29,175,787
Shares issued in reinvestment of distributions	453,606	6,459,354	437,215	5,478,306
Shares redeemed	(2,674,840)	(38,645,039)	(6,039,270)	(77,699,934)

Net increase (decrease)	(730,660)	$(10,663,190)	(3,343,528)	$(43,045,841)

Class 2 Shares:
Shares sold	28,077,534	$400,330,164	59,591,849	$761,455,379
Shares issued in reinvestment of distributions	1,472,894	20,723,612	821,762	10,189,845
Shares redeemed	(5,318,623)	(76,102,813)	(13,067,398)	(166,150,147)

Net increase (decrease)	24,231,805	$344,950,963	47,346,213	$605,495,077

Class 3 Shares:[a]
Shares sold	1,054,190	$14,985,206	1,203,190	$15,372,770
Shares issued in reinvestment of distributions	25,189	353,916	3,035	37,599
Shares redeemed	(80,643)	(1,138,683)	(52,162)	(652,318)

Net increase (decrease)	998,736	$14,200,439	1,154,063	$14,758,051

[a]	For the period May 1, 2004 (effective date) to December 31, 2004.

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel LLC (TIC)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.750%	Up to and including $200 million
0.675%	Over $200 million, up to and including $1.3 billion
0.600%	In excess of $1.3 billion

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2010	$41,357,645
2011	66,483,700

$107,841,345

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $33,378. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (cont.)

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$1,964,900,660

Unrealized appreciation	363,570,694
Unrealized depreciation	(58,019,732)

Net unrealized appreciation (depreciation)	$305,550,962

Net investment income and realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $319,185,769 and $96,224,896, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

9. REGULATORY MATTERS (cont.)

Investigations and Settlements (cont.)

the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON FOREIGN SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Templeton Foreign Securities Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country of foreign taxes paid and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Australia	0.0002	0.0101	0.0002	0.0092	0.0002	0.0098
Bermuda	0.0000	0.0031	0.0000	0.0028	0.0000	0.0030
Brazil	0.0002	0.0013	0.0002	0.0011	0.0002	0.0012
Canada	0.0008	0.0038	0.0008	0.0034	0.0008	0.0036
China	0.0000	0.0007	0.0000	0.0006	0.0000	0.0007
Finland	0.0036	0.0167	0.0036	0.0150	0.0036	0.0161
France	0.0022	0.0114	0.0022	0.0103	0.0022	0.0110
Germany	0.0014	0.0087	0.0014	0.0079	0.0014	0.0084
Hong Kong	0.0000	0.0098	0.0000	0.0089	0.0000	0.0095
India	0.0000	0.0013	0.0000	0.0012	0.0000	0.0012
Italy	0.0007	0.0036	0.0007	0.0032	0.0007	0.0035
Japan	0.0008	0.0082	0.0008	0.0074	0.0008	0.0080
Mexico	0.0000	0.0049	0.0000	0.0044	0.0000	0.0047
Netherlands	0.0024	0.0119	0.0024	0.0108	0.0024	0.0115
New Zealand	0.0006	0.0031	0.0006	0.0028	0.0006	0.0030
Norway	0.0002	0.0010	0.0002	0.0009	0.0002	0.0009
Singapore	0.0000	0.0010	0.0000	0.0009	0.0000	0.0009
South Korea	0.0021	0.0095	0.0021	0.0086	0.0021	0.0092
Spain	0.0014	0.0087	0.0014	0.0079	0.0014	0.0084
Sweden	0.0019	0.0107	0.0019	0.0096	0.0019	0.0103
Switzerland	0.0009	0.0046	0.0009	0.0041	0.0009	0.0044
Taiwan	0.0014	0.0047	0.0014	0.0043	0.0014	0.0046
United Kingdom	0.0022	0.0567	0.0022	0.0509	0.0022	0.0549

Total	$0.0230	$0.1955	$0.0230	$0.1762	$0.0230	$0.1888

TEMPLETON GLOBAL ASSET ALLOCATION FUND

This semiannual report for Templeton Global Asset Allocation Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Global Asset Allocation Fund – Class 1 had a -1.37% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Asset Allocation Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

TGA-1

Fund Goal and Main Investments: Templeton Global Asset Allocation Fund seeks high total return. The Fund normally invests in equity securities of companies of any country, debt securities of companies and governments of any country, and in money market instruments. The Fund invests substantially to primarily in equity securities and may invest in high yield, lower rated bonds.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund underperformed its broad equity benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which had a -0.05% total return for the year under review, while outperforming its fixed income benchmark, the J.P. Morgan (JPM) Government Bond Index (GBI) Global, which had a -3.55% total return during the same period.1 Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

The global economy generally grew during the six-month period ended June 30, 2005. U.S. economic expansion continued for its 15th consecutive quarter. U.S. gross domestic product (GDP) grew at annualized rates of 3.8% and 3.4% in the first and second quarters. Apart from western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China’s industrial production grew almost 17% in May, and Japan’s economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.2

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.3 Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment rates in Germany, Spain and France remained at least 10% during the period.4 Economic growth was slow and the euro declined in value versus the U.S. dollar. Largely in consideration of these factors, the

1. Sources: Standard & Poor’s Micropal; J.P. Morgan. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

3. Source: Bloomberg Energy/Commodity Service.

4. Sources: Deutsche Bundesbank (Germany); Spanish Labour Ministry (Spain); INSEE National Statistics Office (France).

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. The Fund’s prospectus also includes a description of the main investment risks.

TGA-2

European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest range of 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union’s political future.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.59%, as measured by the MSCI Europe Index, using the local currencies of this index’s constituents.5 The MSCI Pacific Index, which includes Japan, returned 3.44% in local currencies for the same period.5 U.S. markets, as measured by the MSCI USA Index, had a total return of -0.41%.5 However, due to the dollar’s recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June, the dollar rose 12% and 8% versus the euro and the yen. Although the dollar’s recent rise helped make foreign-based companies’ goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors’ returns on European or Japanese equity investments.

The U.S. Federal Reserve Board increased the federal funds target rate 100 basis points (100 basis points equal one percentage point) to 3.25% during the reporting period. Consistent with strong economic growth, and in particular solid consumption trends, U.S. imports of foreign goods outpaced U.S. export growth, driving the U.S. trade balance to a $55 billion monthly level by May 2005.6 While higher oil prices negatively impacted the deficit, the underlying trade balance (not including oil) also deteriorated, largely as a result of a widening trade deficit with the Pacific Rim region.

As could be expected from the U.S. balance of payment figures, Asia’s trade dynamics remained favorable. Chinese exports rose more than 30% compared with a year earlier, while Japan, South Korea and several other Asian countries generated significant current account surpluses.7 These strong balance of payment conditions, in addition to less flexible currency strategies, particularly in China, facilitated Asia’s

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

6. Source: U.S. Census Bureau.

7. Source: Customs General Administration of China.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

TGA-3

foreign reserve accumulation. Commodity exporters, such as Australia and New Zealand, experienced positive trade developments, benefiting overall economic growth conditions. Largely as a result, Australia and New Zealand’s central banks raised interest rates.

While euro-zone economic activity was lackluster, growth among other (non-euro) European economies was more dynamic. In addition to high oil prices benefiting Norway’s business cycle, which is heavily dependent on oil exports, consumption and investment trends supported the country’s strengthening GDP growth. Although inflation rates remained low, strong aggregate demand and rising capacity constraints prompted Norway’s central bank to raise interest rates. Sweden’s economic growth lagged Norway’s given greater excess capacity, particularly in the labor market, and greater export sensitivity to euro-zone growth. Combined with low underlying inflationary pressures, Sweden’s central bank reduced rates during the period.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing equity investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value.

In choosing debt investments, we allocate our assets among issuers, geographic regions and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates, and credit risks. With respect to debt securities, we may also from time to time make use of forward currency exchange contracts (hedging instruments) to protect against currency risk.

Manager’s Discussion

Equity

During the six months under review, the Fund held investments in a broad array of holdings, sectors and countries. In the first half of 2005, several sectors and industries contributed to our overall results. Fund returns received a significant boost from the industrials sector, where we were overweighted compared with the benchmark MSCI AC World Index.8 Although industrials performed well, the Fund in particular benefited from our selections in the sector, allowing our industrials stake to fare better than the index’s. The Fund’s best performing stocks from the group included Boeing, BAE Systems, Atlas Copco, Rolls Royce and Vestas Wind Systems.

8. In the SOI, the industrials sector comprises aerospace and defense, air freight and logistics, commercial services and supplies, electrical equipment, industrial conglomerates, and machinery.

TGA-4

Energy companies generally benefited from steadily rising oil and other energy commodity prices throughout the first half of 2005. Although our relative underweighting in the energy sector hurt our relative performance, energy was the best performing sector and nonetheless provided positive absolute performance for the Fund.9 Standouts from the Fund’s portfolio included Shell Transport & Trading and BP.

The Fund’s health care stocks were almost evenly weighted compared with, and performed slightly better than, the MSCI AC World Index.10 Our top performers were U.S. companies, including Abbott Laboratories, Tenet Healthcare and AmerisourceBergen.

There were some disappointments that detracted from our overall results. For example, telecommunications services stocks generally performed poorly, and we were overweighted versus the MSCI AC World Index in this sector.11 Vodafone, Telenor and Telefonica SA were the Fund’s worst performers.

We were also overweighted in materials stocks, where sector performance was weak.12 Our individual stock selections, however, fared better than the MSCI AC World Index’s materials stocks. Fund holdings such as U.S. chemical producer Dow Chemical and Finnish forest products company Stora Enso suffered losses over the six-month period.

Lastly, our financials stocks generally did not fare well over the six-month reporting period.13 Although we were underweighted versus the MSCI AC World Index in financials, our stock selection detracted from relative performance. Nomura Holdings, Swiss Reinsurance, Fannie Mae and DBS Group were the worst performers.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which

9. In the SOI, the energy sector comprises oil, gas and consumable fuels.

10. In the SOI, the health care sector comprises pharmaceuticals, health care providers and services, and health care equipment and supplies.

11. In the SOI, the telecommunications services sector comprises diversified telecommunication services and wireless telecommunications services.

12. In the SOI, the materials sector comprises chemicals, containers and packaging, metals and mining, and paper and forest products.

13. In the SOI, the financials sector comprises capital markets, commercial banks, diversified financial services, insurance, real estate, and thrifts and mortgage finance.

Top 5 Sectors/Industries

Templeton Global Asset Allocation Fund

Based on Equity Securities

6/30/05

% of Total Net Assets

Pharmaceuticals	5.4%

Media	5.0%

Commercial Banks	4.5%

Diversified Telecommunication Services	3.9%

Oil, Gas & Consumable Fuels	3.7%

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

TGA-5

can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance (equity portion only) was negatively affected by the portfolio’s primary investment in securities with non-U.S. currency exposure.

Fixed Income

Interest Rate Strategy

Over the six-month period, international yield curves generally flattened and local bond markets performed well. The Fund’s overall shorter duration positioning relative to the JPM GBI Index Global worked against Fund performance in certain bond markets, such as the U.S., where the sub-index of the JPM GBI Global rose 3.38%.14 Outside the U.S., we continued to find opportunities to take advantage of interest rate developments. For example, central banks in Poland and Sweden reduced their interest rates, which positively affected bond markets there. Additionally, softening global growth conditions supported the Canadian bond market which, given the Canadian economy’s strong link to the U.S. economy, rose in local currency terms, benefiting the Fund’s performance relative to the index. However, weakness in some currency markets offset these strong local market gains, particularly in Sweden and Poland.

Currency Strategy

Given global economic imbalances between the U.S. and Asia, we reduced the Fund’s euro exposure and broadened our non-Japan Asian currency exposure. We undertook such moves seeking to position the Fund for potential appreciation of Asian currencies against the U.S. dollar largely due to greater flexibility in many Asian currency strategies and less appreciation pressure on the euro versus the U.S. dollar. Fund positioning in Asian currencies over the six-month period helped offset currency weakness in Europe. European integration concerns affected other, non-euro European currencies, which weighed negatively on Fund performance versus the index given our decision to overweight other European currencies.

14. Source: J.P. Morgan. Please see Index Descriptions following the Fund Summaries.

Top 5 Country Holdings

Templeton Global Asset Allocation Fund

6/30/05

% of Total Net Assets

U.S.	14.6%

U.K.	11.4%

South Korea	7.6%

Japan	6.4%

Sweden	5.3%

TGA-6

Within Asia, the Fund continued to hold a basket of non-Japan Asian currencies while avoiding exposure to the Japanese yen. This allocation generally outperformed the yen over the six-month period, benefiting relative performance. While Asian regional growth slowed somewhat, there were early signs of the region’s changing economic patterns, with growth relying less on exports and more on domestic sources. For example, South Korean consumer confidence indicators showed signs of recovery while South Korean export growth slowed.

Global Sovereign Debt Strategy

The Fund also purchased investment-grade and sub-investment grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury curves. Despite rising U.S. interest rates, U.S. dollar-denominated emerging market debt continued to generate strong returns, rising 5.11% over the period, as measured by the JPM Emerging Markets Bond Index Global.14 Sovereign interest rate spreads narrowed from 347 basis points greater than the U.S. Treasury market on December 31, 2004, to 297 basis points at period-end.

Thank you for your participation in Templeton Global Asset Allocation Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TGA-7

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Global Asset Allocation Fund – Class 1

TGA-8

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$986.30	$4.14
Hypothetical (5% return before expenses)	$1,000	$1,020.63	$4.21

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.84%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGA-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Highlightsa

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$21.11	$18.78	$14.59	$15.51	$19.22	$23.37

Income from investment operations:
Net investment income[b]	0.29	0.48	0.41	0.39	0.38 [e]	0.44
Net realized and unrealized gains (losses)	(0.58)	2.42	4.23	(1.01)	(2.16)[e]	(0.45)

Total from investment operations	(0.29)	2.90	4.64	(0.62)	(1.78)	(0.01)

Less distributions from:
Net investment income	(0.82)	(0.57)	(0.45)	(0.30)	(0.26)	(0.52)
Net realized gains	—	—	—	—	(1.67)	(3.62)

Total distributions	(0.82)	(0.57)	(0.45)	(0.30)	(1.93)	(4.14)

Net asset value, end of period	$20.00	$21.11	$18.78	$14.59	$15.51	$19.22

Total return[c]	(1.37)%	15.94%	32.31%	(4.17)%	(9.72)%	0.29%
Ratios/supplemental data
Net assets, end of period (000’s)	$622,196	$625,728	$572,798	$425,470	$501,074	$628,244
Ratios to average net assets:
Expenses	0.84% [d]	0.84%	0.81%	0.81%	0.81%	0.81%
Net investment income	2.83% [d]	2.52%	2.54%	2.56%	2.28% [e]	2.20%
Portfolio turnover rate	16.13%	27.43%	34.25%	27.27%	35.63%	30.32%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Asset Allocation Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Annualized.
[e]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(0.018)
Net realized and unrealized gains per share	(0.018)
Ratio of net investment income to average net assets	(0.10)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

TGA-10

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Highlightsa (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$20.94	$18.64	$14.49	$15.41	$19.13	$23.27

Income from investment operations:
Net investment income[b]	0.26	0.43	0.36	0.34	0.33 [e]	0.37
Net realized and unrealized gains (losses)	(0.57)	2.41	4.20	(1.00)	(2.15)[e]	(0.43)

Total from investment operations	(0.31)	2.84	4.56	(0.66)	(1.82)	(0.06)

Less distributions from:
Net investment income	(0.78)	(0.54)	(0.41)	(0.26)	(0.23)	(0.46)
Net realized gains	—	—	—	—	(1.67)	(3.62)

Total distributions	(0.78)	(0.54)	(0.41)	(0.26)	(1.90)	(4.08)

Net asset value, end of period	$19.85	$20.94	$18.64	$14.49	$15.41	$19.13

Total return[c]	(1.55)%	15.72%	31.95%	(4.39)%	(9.95)%	0.04%
Ratios/supplemental data
Net assets, end of period (000’s)	$67,090	$65,806	$55,754	$39,926	$38,974	$32,346
Ratios to average net assets:
Expenses	1.09% [d]	1.09%	1.06%	1.06%	1.06%	1.07%
Net investment income	2.58% [d]	2.27%	2.29%	2.31%	1.99% [e]	1.91%
Portfolio turnover rate	16.13%	27.43%	34.25%	27.27%	35.63%	30.32%

[a]	Financial highlights presented reflect historical financial information from Templeton Variable Products Series Fund (TVP)-Templeton Asset Allocation Fund as a result of a merger on May 1, 2000.
[b]	Based on average daily shares outstanding.
[c]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[d]	Annualized.
[e]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income per share	$(0.018)
Net realized and unrealized gains per share	(0.018)
Ratio of net investment income to average net assets	(0.10)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

See notes to financial statements.

TGA-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE

Common Stocks 64.2%
Aerospace & Defense 1.6%
BAE Systems PLC	United Kingdom	667,495	$3,431,882
Boeing Co.	United States	76,200	5,029,200
[a]Rolls-Royce Group PLC	United Kingdom	464,247	2,388,975
Rolls-Royce Group PLC, B	United Kingdom	23,212,350	41,791

			10,891,848

Air Freight & Logistics 0.9%
Deutsche Post AG	Germany	255,240	5,960,593

Auto Components 0.8%
Valeo SA	France	127,509	5,723,981

Automobiles 0.5%
Volkswagen AG	Germany	70,650	3,227,101

Capital Markets 1.3%
Amvescap PLC	United Kingdom	587,500	3,504,729
Morgan Stanley	United States	30,900	1,621,323
Nomura Holdings Inc.	Japan	309,600	3,706,597

			8,832,649

Chemicals 1.7%
Akzo Nobel NV	Netherlands	63,665	2,509,778
BASF AG	Germany	61,740	4,108,778
Dow Chemical Co.	United States	116,800	5,201,104

			11,819,660

Commercial Banks 4.5%
Banco Santander Central Hispano SA	Spain	445,400	5,168,354
DBS Group Holdings Ltd.	Singapore	476,000	4,036,530
Kookmin Bank, ADR	South Korea	164,670	7,505,659
Lloyds TSB Group PLC	United Kingdom	343,900	2,914,041
Mitsubishi Tokyo Financial Group Inc.	Japan	202	1,714,922
National Australia Bank Ltd.	Australia	148,100	3,468,838
Nordea Bank AB, FDR	Sweden	480,660	4,335,798
Sumitomo Mitsui Financial Group Inc.	Japan	269	1,820,191

			30,964,333

Commercial Services & Supplies 2.3%
R.R. Donnelley & Sons Co.	United States	103,660	3,577,307
Rentokil Initial PLC	United Kingdom	1,443,100	4,129,901
Securitas AB, B	Sweden	472,700	7,893,556

			15,600,764

Communications Equipment 0.4%
[a]Avaya Inc.	United States	364,440	3,032,141

Computers & Peripherals 0.8%
Lite-On Technology Corp.	Taiwan	2,076,000	2,385,680
[a]Maxtor Corp.	United States	276,400	1,437,280
NEC Corp.	Japan	319,000	1,726,813

			5,549,773

Containers & Packaging 0.6%
Temple-Inland Inc.	United States	120,706	4,484,228

TGA-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Diversified Consumer Services 0.8%
H&R Block Inc.	United States	91,900	$5,362,365

Diversified Financial Services 1.7%
ING Groep NV	Netherlands	210,732	5,958,990
JPMorgan Chase & Co.	United States	154,870	5,470,008

			11,428,998

Diversified Telecommunication Services 3.9%
Chunghwa Telecom Co. Ltd., ADR	Taiwan	141,200	3,025,916
KT Corp., ADR	South Korea	208,260	4,477,590
Nippon Telegraph & Telephone Corp.	Japan	1,152	4,936,846
Nippon Telegraph & Telephone Corp., ADR	Japan	5,680	121,950
Telefonica SA, ADR	Spain	100,193	4,899,416
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	303,716	5,737,195
Telenor ASA	Norway	425,300	3,400,448

			26,599,361

Electric Utilities 1.6%
E.ON AG	Germany	72,990	6,507,234
Endesa SA	Spain	122,000	2,865,291
Endesa SA, ADR	Spain	88,000	2,016,960

			11,389,485

Electrical Equipment 0.6%
[a]Vestas Wind Systems AS	Denmark	204,300	3,392,420
[a]Vestas Wind Systems AS, 144A	Denmark	68,100	1,130,807

			4,523,227

Electronic Equipment & Instruments 1.4%
Hitachi Ltd.	Japan	845,000	5,138,307
Mabuchi Motor Co. Ltd.	Japan	74,700	4,306,505

			9,444,812

Food & Staples Retailing 0.6%
Boots Group PLC	United Kingdom	364,800	3,979,922

Food Products 1.5%
Nestle SA	Switzerland	22,300	5,706,350
Unilever PLC	United Kingdom	513,650	4,955,134

			10,661,484

Gas Utilities 0.3%
Centrica PLC	United Kingdom	480,200	1,993,629

Health Care Equipment & Supplies 0.0%[b]
Olympus Corp.	Japan	14,100	270,958

Health Care Providers & Services 1.0%
AmerisourceBergen Corp.	United States	35,430	2,449,985
[a]Tenet Healthcare Corp.	United States	376,600	4,609,584

			7,059,569

Hotels Restaurants & Leisure 0.6%
Compass Group PLC	United Kingdom	980,300	4,118,170

TGA-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE

Common Stocks (cont.)
Household Durables 1.7%
Koninklijke Philips Electronics NV	Netherlands	212,837	$5,382,411
Sony Corp.	Japan	41,300	1,423,367
Sony Corp., ADR	Japan	136,900	4,714,836

			11,520,614

Industrial Conglomerates 0.7%
Smiths Group PLC	United Kingdom	278,600	4,586,686

Insurance 3.0%
ACE Ltd.	Bermuda	101,700	4,561,245
AXA SA	France	210,734	5,270,581
Swiss Reinsurance Co.	Switzerland	95,570	5,875,266
XL Capital Ltd., A	Bermuda	68,810	5,120,840

			20,827,932

IT Services 1.2%
[a]BearingPoint Inc.	United States	410,000	3,005,300
Satyam Computers Services Ltd.	India	431,198	5,033,536

			8,038,836

Leisure Equipment & Products 0.3%
Mattel Inc.	United States	131,100	2,399,130

Machinery 1.1%
Atlas Copco AB, A	Sweden	154,890	2,457,659
Volvo AB, B	Sweden	124,268	5,056,651

			7,514,310

Media 5.0%
British Sky Broadcasting Group PLC	United Kingdom	783,600	7,404,901
[a]DIRECTV Group Inc.	United States	420,900	6,523,950
News Corp. Ltd., A	United States	198,500	3,211,730
Pearson PLC	United Kingdom	364,400	4,292,166
Reed Elsevier NV	Netherlands	501,600	6,991,871
[a]Time Warner Inc.	United States	110,900	1,853,139
Wolters Kluwer NV	Netherlands	215,741	4,129,739

			34,407,496

Metals & Mining 0.6%
BHP Billiton Ltd.	Australia	134,270	1,855,659
POSCO, ADR	South Korea	57,100	2,510,687

			4,366,346

Multi-Utilities 1.2%
National Grid Transco PLC	United Kingdom	420,100	4,075,243
Suez SA	France	159,880	4,339,172

			8,414,415

Multiline Retail 0.8%
Target Corp.	United States	107,000	5,821,870

Oil, Gas & Consumable Fuels 3.7%
BP PLC	United Kingdom	497,510	5,178,218
El Paso Corp.	United States	607,740	7,001,165
Eni SpA	Italy	224,025	5,776,481
Shell Transport & Trading Co. PLC	United Kingdom	756,100	7,351,593

			25,307,457

TGA-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES		VALUE

Common Stocks (cont.)
Paper & Forest Products 1.4%
Stora Enso OYJ, R	Finland	416,260		$5,323,817
UPM-Kymmene Corp.	Finland	227,170		4,356,760

				9,680,577

Pharmaceuticals 5.4%
Abbott Laboratories	United States	118,000		5,783,180
Bristol-Myers Squibb Co.	United States	217,420		5,431,151
GlaxoSmithKline PLC	United Kingdom	290,761		7,037,103
Ono Pharmaceutical Co. Ltd.	Japan	84,200		3,995,778
Pfizer Inc.	United States	129,900		3,582,642
Sanofi-Aventis	France	91,000		7,476,435
Takeda Pharmaceutical Co. Ltd.	Japan	84,300		4,183,057

				37,489,346

Real Estate 2.5%
Cheung Kong Holdings Ltd.	Hong Kong	1,031,500		10,055,029
Swire Pacific Ltd., A	Hong Kong	780,000		6,900,790

				16,955,819

Semiconductors & Semiconductor Equipment 1.2%
Samsung Electronics Co. Ltd.	South Korea	16,790		8,017,651

Software 2.7%
[a]BEA Systems Inc.	United States	420,700		3,693,746
[a]BMC Software Inc.	United States	291,900		5,239,605
[a]Check Point Software Technologies Ltd.	Israel	89,590		1,773,882
Nintendo Co. Ltd.	Japan	54,800		5,735,114
[a]Synopsys Inc.	United States	128,080		2,135,093

				18,577,440

Thrifts & Mortgage Finance 0.4%
Fannie Mae	United States	50,400		2,943,360

Wireless Telecommunication Services 1.9%
China Mobile (Hong Kong) Ltd., fgn.	China	928,000		3,457,228
SK Telecom Co. Ltd., ADR	South Korea	198,040		4,040,016
Vodafone Group PLC, ADR	United Kingdom	218,000		5,301,760

				12,799,004

Total Common Stocks (Cost $360,304,519)				442,587,340

Preferred Stock (Cost $613,158) 0.3%
Metals & Mining 0.3%
Cia Vale do Rio Doce, ADR, pfd., A	Brazil	70,240		1,784,096

		PRINCIPAL AMOUNT[c]
Foreign Government and Agency Securities 29.6%
Federal Republic of Germany, 5.00%, 7/04/11	Germany	1,395,000	EUR	1,906,598
Government of Canada, 6.00%, 6/01/08	Canada	2,212,000	CAD	1,957,433
6/01/11	Canada	6,849,000	CAD	6,350,154
Government of Finland, 3.00%, 7/04/08	Finland	1,850,000	EUR	2,292,214
Government of France, 4.00%, 10/25/09	France	4,590,000	EUR	5,916,149
Government of Indonesia, 10.75%, 5/15/16	Indonesia	66,500,000,000	IDR	6,569,941

TGA-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[c]		VALUE

Foreign Government and Agency Securities (cont.)
Government of Italy,
7.75%, 11/01/06	Italy	974,190	EUR	$1,267,172
5.00%, 2/01/12	Italy	1,810,000	EUR	2,471,955
Government of Malaysia,
6.45%, 7/01/08	Malaysia	23,400,000	MYR	6,727,500
4.305%, 2/27/09	Malaysia	5,000,000	MYR	1,363,710
Government of Netherlands, 5.00%, 7/15/12	Netherlands	1,760,000	EUR	2,421,877
Government of New Zealand, 7.00%, 7/15/09	New Zealand	20,308,000	NZD	14,705,384
Government of Spain, 10.15%, 1/31/06	Spain	2,450,000	EUR	3,100,705
Indonesia Recapital Bond,
14.00%, 6/15/09	Indonesia	18,000,000,000	IDR	2,035,604
14.275%, 12/15/13	Indonesia	16,853,000,000	IDR	2,008,200
Kingdom of Belgium,
7.50%, 7/29/08	Belgium	4,193,000	EUR	5,860,408
5.00%, 9/28/12	Belgium	1,760,000	EUR	2,424,858
Kingdom of Denmark, 5.00%, 11/15/13	Denmark	25,080,000	DKK	4,701,774
Kingdom of Norway, 6.75%, 1/15/07	Norway	76,800,000	NOK	12,515,168
Kingdom of Sweden,
8.00%, 8/15/07	Sweden	41,865,000	SEK	6,038,494
5.50%, 10/08/12	Sweden	49,110,000	SEK	7,429,122
[d]Index Linked, 3.50%, 12/01/15	Sweden	20,400,000	SEK	3,406,113
Korea Treasury Bond,
6.90%, 1/16/07	South Korea	12,400,000,000	KRW	12,513,620
4.75%, 3/03/07	South Korea	11,800,000,000	KRW	11,551,077
4.50%, 9/09/08	South Korea	1,700,000,000	KRW	1,665,436
New South Wales Treasury Corp.,
6.50%, 5/01/06	Australia	9,688,000	AUD	7,445,555
8.00%, 3/01/08	Australia	2,430,000	AUD	1,970,219
Queensland Treasury Corp., 6.00%,
7/14/09	Australia	300,000	AUD	234,694
8/14/13	Australia	2,800,000	AUD	2,232,497
[e]Republic of Argentina, FRN, 3.01%, 8/03/12	Argentina	2,596,000		2,331,820
Republic of Austria, 5.00%, 7/15/12	Austria	4,800,000	EUR	6,597,150
[e]Republic of Peru, FRN, 5.00%, 3/07/17	Peru	2,376,000		2,245,320
Republic of Philippines, 9.00%, 2/15/13	Philippines	1,425,000		1,512,424
Republic of Poland,
8.50%, 11/12/06	Poland	620,000	PLN	195,046
8.50%, 5/12/07	Poland	15,700,000	PLN	5,033,432
6.00%, 5/24/09	Poland	24,850,000	PLN	7,795,626
6.25%, 10/24/15	Poland	6,850,000	PLN	2,310,959
5.75%, 9/23/22	Poland	950,000	PLN	315,121
Republic of Singapore, 4.00%, 3/01/07	Singapore	17,800,000	SGD	10,914,547
Republic of Slovakia,
4.80%, 4/14/09	Slovak Republic	1,500,000	SKK	50,869
4.90%, 2/11/14	Slovak Republic	196,400,000	SKK	6,965,266
5.30%, 5/12/19	Slovak Republic	1,300,000	SKK	48,988
Strip, 1/14/07	Slovak Republic	181,500,000	SKK	5,515,233
[e]Republic of Ukraine, 144A, FRN, 6.365%, 8/05/09	Ukraine	1,100,000		1,189,375
[e]Republic of Venezuela, FRN, 4.15%, 4/20/11	Venezuela	2,550,000		2,346,000
Thailand Government Bond,
8.50%, 10/14/05	Thailand	67,800,000	THB	1,667,358
8.00%, 12/08/06	Thailand	159,750,000	THB	4,136,947

TGA-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	PRINCIPAL AMOUNT[c]		VALUE

Foreign Government and Agency Securities (cont.)
United Kingdom, 7.50%, 12/07/06	United Kingdom	867,000	GBP	$1,626,567

Total Foreign Government and Agency Securities (Cost $178,041,116)				203,881,672

Total Long Term Investments (Cost $538,958,793)				648,253,108

Short Term Investments 5.5%
Foreign Government Securities 1.1%
[f]Norwegian Treasury Bill, 9/21/05	Norway	5,900,000	NOK	899,042
[f]Thailand Treasury Bill, 364,
2/23/06	Thailand	139,000,000	THB	3,309,428
3/09/06	Thailand	37,075,000	THB	880,260
5/25/06	Thailand	95,000,000	THB	2,247,214

Total Foreign Government Securities (Cost $7,766,399)				7,335,944

Total Investments before Money Fund (Cost $546,725,192)				655,589,052

		SHARES
Money Fund (Cost $30,660,390) 4.4%
[g]Franklin Institutional Fiduciary Trust Money Market Portfolio	United States	30,660,390		30,660,390

Total Investments (Cost $577,385,582) 99.6%				686,249,442
Other Assets, less Liabilities 0.4%				3,036,300

Net Assets 100.0%				$689,285,742

Currency Abbreviations:

AUD - Australian Dollar

CAD -  Canadian Dollar

DKK -  Danish Krone

EUR -  Euro

GBP -  British Pound

IDR -   Indonesian Rupiah

KRW - South Korean Won

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD -  New Zealand Dollar

PLN -   Polish Zloty

SEK -   Swedish Krona

SGD -  Singapore Dollar

SKK -  Slovak Koruna

THB -  Thai Baht

Selected Portfolio Abbreviations:

ADR -  American Depository Receipt

FDR -  Foreign Depository Receipt

FRN -  Floating Rate Note

PLC -   Public Limited Co.

[a]	Non-income producing.
[b]	Rounds to less than 0.05% of net assets.
[c]	The principal amount is stated in U.S. dollars unless otherwise indicated.
[d]	Principal amount of security is adjusted for inflation. See Note 1(c).
[e]	The coupon rate shown represents the rate at period end.
[f]	The redemption price at maturity is adjusted for changes in underlying inflation index. See Note 1(e).
[g]	See Note 7 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.

See notes to financial statements.

TGA-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$546,725,192
Cost - Sweep Money Fund (Note 7)	30,660,390

Total cost of investments	$577,385,582

Value - Unaffiliated issuers	$655,589,052
Value - Sweep Money Fund (Note 7)	30,660,390

Total value of investments	686,249,442
Cash	204,004
Foreign currency, at value (cost $162)	344
Receivables:
Capital shares sold	149,454
Dividends and interest	5,679,064

Total assets	692,282,308

Liabilities:
Payables:
Investment securities purchased	1,702,920
Capital shares redeemed	534,333
Affiliates	441,678
Reports to shareholders	219,852
Other liabilities	97,783

Total liabilities	2,996,566

Net assets, at value	$689,285,742

Net assets consist of:
Undistributed net investment income	$4,546,102
Net unrealized appreciation (depreciation)	108,691,625
Accumulated net realized gain (loss)	4,621,481
Paid-in capital	571,426,534

Net assets, at value	$689,285,742

Class 1:
Net assets, at value	$622,195,620

Shares outstanding	31,108,017

Net asset value and offering price per share	$20.00

Class 2:
Net assets, at value	$67,090,122

Shares outstanding	3,379,046

Net asset value and offering price per share	$19.85

See notes to financial statements.

TGA-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends: (net of foreign taxes of $656,500)
Unaffiliated issuers	$7,373,461
Sweep Money Fund (Note 7)	386,393
Interest (net of foreign taxes of $116,360)	4,778,004
Other income (Note 9)	19,119

Total investment income	12,556,977

Expenses:
Management fees (Note 3a)	2,010,415
Administrative fees (Note 3b)	476,756
Distribution fees - Class 2 (Note 3c)	82,078
Unaffiliated transfer agent fees	5,788
Custodian fees (Note 4)	130,308
Reports to shareholders	216,409
Professional fees	26,260
Trustees’ fees and expenses	1,981
Other	13,355

Total expenses	2,963,350
Expense reductions (Note 4)	(271)

Net expenses	2,963,079

Net investment income	9,593,898

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	24,991,470
Foreign currency transactions	7,962,432

Net realized gain (loss)	32,953,902

Net change in unrealized appreciation (depreciation) on:
Investments	(51,603,179)
Translation of assets and liabilities denominated in foreign currencies	(567,226)

Net change in unrealized appreciation (depreciation)	(52,170,405)

Net realized and unrealized gain (loss)	(19,216,503)

Net increase (decrease) in net assets resulting from operations	$(9,622,605)

See notes to financial statements.

TGA-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$9,593,898	$15,379,625
Net realized gain (loss) from investments and foreign currency transactions	32,953,902	38,579,468
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	(52,170,405)	41,490,491

Net increase (decrease) in net assets resulting from operations	(9,622,605)	95,449,584
Distributions to shareholders from:
Net investment income:
Class 1	(24,700,828)	(16,563,956)
Class 2	(2,527,126)	(1,658,563)

Total distributions to shareholders	(27,227,954)	(18,222,519)
Capital share transactions: (Note 2)
Class 1	29,791,806	(17,118,553)
Class 2	4,811,001	2,872,334

Total capital share transactions	34,602,807	(14,246,219)

Net increase (decrease) in net assets	(2,247,752)	62,980,846
Net assets:
Beginning of period	691,533,494	628,552,648

End of period	$689,285,742	$691,533,494

Undistributed net investment income included in net assets:
End of period	$4,546,102	$22,180,158

See notes to financial statements.

TGA-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Global Asset Allocation Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts. As of June 30, 2005, 55.50% of the Fund’s shares were sold through one insurance company.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Investments in open-end mutual funds are valued at the closing net asset value.

Government securities and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

TGA-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Inflation-indexed bonds are fixed-income securities whose principal amount or redemption price at maturity is adjusted to the rate of inflation. Interest is accrued based on the inflation adjusted principal amount. Any increase in the principal amount of an inflation-indexed bond, which is received upon maturity, is recorded as interest income.

TGA-22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,290,386	$26,903,930	2,523,033	$48,527,568
Shares issued in reinvestment of distributions	1,232,576	24,700,828	904,640	16,563,956
Shares redeemed	(1,051,555)	(21,812,952)	(4,294,965)	(82,210,077)

Net increase (decrease)	1,471,407	$29,791,806	(867,292)	$(17,118,553)

Class 2 Shares:
Shares sold	395,296	$8,144,270	617,661	$11,736,853
Shares issued in reinvestment of distributions	126,991	2,527,126	91,180	1,658,563
Shares redeemed	(285,109)	(5,860,395)	(557,792)	(10,523,082)

Net increase (decrease)	237,178	$4,811,001	151,049	$2,872,334

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Investment Counsel LLC (TIC)	Investment manager
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

TGA-23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES (cont.)

a. Management Fees

The Fund pays an investment management fee to TIC based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.650%	Up to and including $200 million
0.585%	Over $200 million, up to and including $1.3 billion
0.520%	In excess of $1.3 billion

Under a subadvisory agreement, Advisers, an affiliate of TIC, provides subadvisory services to the Fund and receives from TIC fees based on the average daily net assets of the Fund.

b. Administrative Fees

The Fund pays an administrative fee to FT Services based on the Fund’s average daily net assets as follows:

Annualized Fee Rate	Net Assets
0.150%	Up to and including $200 million
0.135%	Over $200 million, up to and including $700 million
0.100%	Over $700 million, up to and including $1.2 billion
0.075%	In excess of $1.2 billion

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses of $28,332,421 which may be carried over to offset future capital gains. Such losses expire in 2011.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$580,335,315

Unrealized appreciation	$130,734,375
Unrealized depreciation	(24,820,248)

Net unrealized appreciation (depreciation)	$105,914,127

TGA-24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES (cont.)

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $119,307,869 and $104,997,574, respectively.

7. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

8. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

9. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and

TGA-25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Notes to Financial Statements (unaudited) (continued)

9. REGULATORY MATTERS (cont.)

Other Legal Proceedings (cont.)

Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

TGA-26

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL ASSET ALLOCATION FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Templeton Global Asset Allocation Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country of foreign taxes paid and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Paid Per Share	Foreign Tax Source Income Per Share
Australia	0.0000	0.0272	0.0000	0.0257
Austria	0.0000	0.0152	0.0000	0.0144
Belgium	0.0000	0.0127	0.0000	0.0120
Bermuda	0.0000	0.0055	0.0000	0.0052
Brazil	0.0004	0.0024	0.0004	0.0023
Bulgaria	0.0000	0.0028	0.0000	0.0026
Canada	0.0003	0.0122	0.0003	0.0115
Denmark	0.0000	0.0118	0.0000	0.0112
Finland	0.0010	0.0079	0.0010	0.0075
France	0.0031	0.0394	0.0031	0.0373
Germany	0.0024	0.0349	0.0024	0.0330
Hong Kong	0.0000	0.0109	0.0000	0.0103
Hungary	0.0000	0.0009	0.0000	0.0009
India	0.0000	0.0011	0.0000	0.0011
Indonesia	0.0000	0.0085	0.0000	0.0080
Italy	0.0018	0.0244	0.0018	0.0230
Japan	0.0008	0.0097	0.0008	0.0091
Mexico	0.0000	0.0108	0.0000	0.0102
Netherlands	0.0037	0.0299	0.0037	0.0283
New Zealand	0.0004	0.0259	0.0004	0.0245
Norway	0.0003	0.0053	0.0003	0.0050
Panama	0.0000	0.0006	0.0000	0.0005
Peru	0.0000	0.0005	0.0000	0.0004
Philippines	0.0000	0.0041	0.0000	0.0039
Poland	0.0001	0.0090	0.0001	0.0085
Russia	0.0000	0.0098	0.0000	0.0092
Singapore	0.0000	0.0021	0.0000	0.0020
Slovak Republic	0.0000	0.0011	0.0000	0.0010
South Korea	0.0050	0.0355	0.0050	0.0336
Spain	0.0012	0.0313	0.0012	0.0296
Sweden	0.0035	0.0475	0.0035	0.0449
Switzerland	0.0014	0.0077	0.0014	0.0073
Taiwan	0.0011	0.0047	0.0011	0.0045
Thailand	0.0000	0.0120	0.0000	0.0114
Ukraine	0.0000	0.0003	0.0000	0.0002
United Kingdom	0.0019	0.0883	0.0019	0.0834

Total	$0.0284	$0.5539	$0.0284	$0.5235

TGA-27

TEMPLETON GLOBAL INCOME SECURITIES FUND

This semiannual report for Templeton Global Income Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Global Income Securities Fund – Class 1 had a -3.59% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Global Income Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

TGI-1

Fund Goal and Main Investments: Templeton Global Income Securities Fund seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests mainly in debt securities of governments and their political subdivisions and agencies, supranational organizations and companies located anywhere in the world, including emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund’s return was comparable to that of its benchmark, the J.P. Morgan (JPM) Government Bond Index (GBI) Global (the Index), which had a -3.55% total return in U.S. dollar terms for the year under review.1

Economic and Market Overview

During the six months ended June 30, 2005, U.S. economic growth continued to be above long-term averages, registering 3.8% annualized growth in gross domestic product (GDP) in the first quarter compared with a year earlier, and an estimated 3.4% annualized in the second quarter.2 Characteristic of above-average growth, the labor market tightened, high capacity utilization rates stimulated investment growth, consumption trends remained strong, and signs of increased inflationary pressures solidified. Consequently, the Federal Reserve Board increased the federal funds target rate 100 basis points (100 basis points equal one percentage point) to 3.25% during the reporting period. Consistent with strong economic growth, and in particular solid consumption trends, U.S. imports of foreign goods outpaced U.S. export growth, driving the U.S. trade balance to a $55 billion monthly level by May 2005.3 While higher oil prices negatively impacted the deficit, the underlying trade balance (not including oil) also deteriorated, largely as a result of a widening trade deficit with the Pacific Rim region. For example, the U.S. trade deficit with the Pacific Rim increased 14% from a year earlier.2 Furthermore, the U.S. current account deficit reached a record 6.4% of GDP in first quarter 2005.2

As could be expected from the U.S. balance of payment figures, Asia’s trade dynamics remained favorable. Chinese exports rose more than

1. Source: J.P. Morgan. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Source: U.S. Bureau of Economic Analysis.

3. Source: U.S. Census Bureau.

Fund Risks: Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. The Fund’s prospectus also includes a description of the main investment risks.

What is a current account?

A current account is that part of the balance of payments where all of one country’s international transactions in goods and services are recorded.

What is balance of payments?

Balance of payments is a record of all of a country’s exports and imports of goods and services, borrowing and lending with the rest of the world during a particular time period. It helps a country evaluate its competitive strengths and weaknesses and forecast the strength of its currency.

TGI-2

30% compared with a year earlier, while Japan, South Korea and several other Asian countries generated significant current account surpluses.4 These strong balance of payment conditions, in addition to less flexible currency strategies, particularly in China, facilitated Asia’s foreign reserve accumulation. Chinese imports were strong, reflecting large needs for production activity, as well as for construction for longer-term trends like urbanization, which benefited regional trading partners. Commodity exporters, such as Australia and New Zealand, experienced positive trade developments, benefiting overall economic growth conditions. Largely as a result, Australia’s central bank raised interest rates 25 basis points to 5.50%, and New Zealand’s central bank increased rates 25 basis points to 6.75%. In addition, the central bank of Thailand raised rates 50 basis points during the period.

In contrast to robust growth in the U.S. and Asia, the 12-country euro zone’s economic activity was lackluster, driven by weak domestic demand. Euro-zone GDP for first quarter 2005 grew 1.3% compared with a year earlier, and growth expectations declined during the period.5 Inflation, however, generally remained stable, and the European Central Bank left interest rates unchanged at 2.00% for the 24th consecutive month. Growth among other (non-euro) European economies, on the other hand, was more dynamic. In Norway, high oil prices benefited the business cycle, which is heavily dependent on oil exports, while consumption and investment trends supported strengthening GDP growth; this helped economic growth outside the country’s oil sector rise 4.2% in first quarter 2005.6 Although inflation rates remained low, strong aggregate demand and rising capacity constraints prompted Norway’s central bank to raise interest rates. Sweden’s economic growth lagged Norway’s given greater excess capacity, particularly in the labor market, and greater export sensitivity to euro-zone growth. Combined with low underlying inflationary pressures, Sweden’s central bank reduced rates during the period.

Investment Strategy

We allocate the Fund’s assets among issuers, geographic regions, and currencies based upon our assessment of relative interest rates among currencies, our outlook for changes in interest rates, and credit risks. In considering these factors, we evaluate a country’s changing market, economic and political conditions, such as inflation rate, growth prospects,

4. Source: Customs General Administration of China.

5. Source: Eurostat.

6. Source: Statistics Norway.

*The Fund’s EMU investments were in Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, Netherlands and Spain.

TGI-3

global trade patterns and government policies. We intend to manage the Fund’s exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk by using forward currency exchange contracts.

Manager’s Discussion

The Fund’s total return is influenced by various factors, including interest rate developments, currency movements and exposure to sovereign debt markets.

Interest Rate Strategy

Over the six-month period, international yield curves generally flattened and local bond markets performed well. The Fund’s overall shorter duration positioning relative to the Index worked against Fund performance in certain bond markets, such as the U.S, where the sub-index of the JPM GBI Global rose 3.38%.7 Outside the U.S., we continued to find opportunities to take advantage of interest rate developments. For example, Poland’s weaker-than-expected growth in first quarter 2005 combined with rapid disinflation as price shocks from European Monetary Union (EMU) entry faded, allowing Poland’s central bank to reduce interest rates by 150 basis points to 5.00%, which in turn supported bond market returns of 8.62% in local currency terms.7 Interest rate reductions in Sweden had a similar impact on its local market returns. Although its inflation remained at low levels, Sweden’s export growth slowed over the period, failing to offset the country’s softening domestic demand and prompting the country’s central bank to reduce the interest rate 50 basis points to 1.50%. The Swedish yield curve shifted downward over the period and local bond markets rose 6.56%.7 Additionally, softening global growth conditions supported the Canadian bond market which, given the Canadian economy’s strong link to the U.S. economy, rose 5.64% in local currency terms, benefiting the Fund’s performance relative to the Index.7 However, weakness in some currency markets offset these strong local market gains, particularly in Sweden and Poland.

Currency Strategy

Given global economic imbalances between the U.S. and Asia, we reduced the Fund’s euro exposure and broadened our non-Japan Asian currency exposure. We undertook such moves seeking to position the Fund for potential appreciation of Asian currencies against the U.S. dollar

7. Source: J.P. Morgan.

TGI-4

largely due to greater flexibility in many Asian currency strategies and less appreciation pressure on the euro versus the U.S. dollar. Fund positioning in Asian currencies over the six-month period helped offset currency weakness in Europe. In particular, the euro weakened 10.93% against the U.S. dollar. Euro weakness in part reflected tepid growth conditions, but also political developments regarding the failed European Union constitutional referendum in several core euro-zone countries. This impact was also felt by other, non-euro European currencies over the period, which weighed negatively on Fund performance versus the Index given our decision to overweight other European currencies.

Within Asia, the Fund continued to hold a basket of non-Japan Asian currencies while avoiding exposure to the Japanese yen. This allocation generally outperformed the yen over the six-month period, benefiting relative performance. For example, the South Korean won rose 0.16% against the U.S. dollar, bringing bond market returns in U.S. dollar terms to -0.09% according to the HSBC Asian Local Bond Index.8 This compares to the Japanese bond market, which fell 5.72% in U.S. dollar terms over the period along with 7.53% yen depreciation against the U.S. dollar.8 While Asian regional growth slowed somewhat from 2004’s robust levels, there were early signs of the region’s changing economic patterns, with growth relying less on exports and more on domestic sources. For example, South Korean consumer confidence indicators showed signs of recovery following a two-year slump while South Korean export growth slowed.

Global Sovereign Debt Strategy

The Fund also purchased investment-grade and sub-investment grade sovereign debt that typically compensates for greater credit risk by offering higher yields relative to U.S. and European benchmark treasury curves. Despite rising U.S. interest rates, U.S. dollar-denominated emerging market debt continued to generate strong returns, rising 5.11% over the period, as measured by the JPM Emerging Markets Bond Index Global (EMBIG).9 Sovereign interest rate spreads narrowed from 347 basis points greater than the U.S. Treasury market on December 31, 2004, to 297 basis points at period-end. Regionally, Latin American sovereign debt rose 4.36%, eastern Europe 7.33% and Asia 5.06%.7 Euro-denominated markets also rose during the first six months of 2005, gaining 5.07% in euro terms as measured by the JPM Euro EMBIG, yet declined in U.S. dollar terms given the euro’s volatility.9

8. Source: HSBC. Please see Index Descriptions following the Fund Summaries.

9. Source: J.P. Morgan. Please see Index Descriptions following the Fund Summaries.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

TGI-5

Thank you for your participation in Templeton Global Income Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

TGI-6

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Global Income Securities Fund – Class 1

TGI-7

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$964.10	$3.56
Hypothetical (5% return before expenses)	$1,000	$1,021.17	$3.66

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.73%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TGI-8

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001		2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.80		$15.54	$13.67	$11.39	$11.53		$11.07

Income from investment operations:
Net investment income[a]	0.30		0.66	0.69	0.59	0.59	[c]	0.68
Net realized and unrealized gains (losses)	(0.86)		1.37	2.35	1.83	(0.32)[c]		(0.20)

Total from investment operations	(0.56)		2.03	3.04	2.42	0.27		0.48

Less distributions from net investment income	(0.98)		(1.77)	(1.17)	(0.14)	(0.41)		(0.02)

Net asset value, end of period	$14.26		$15.80	$15.54	$13.67	$11.39		$11.53

Total return[b]	(3.59)%		15.09%	22.72%	21.44%	2.55%		4.32%
Ratios/supplemental data
Net assets, end of period (000’s)	$46,733		$49,845	$52,842	$50,622	$63,781		$81,171
Ratios to average net assets:
Expenses before expense reduction	0.76%	[d]	0.79%	0.76%	0.73%	0.71%		0.72%
Expenses net of expense reduction	0.73%	[d]	0.78%	0.76%	0.73%	0.71%		0.72%
Net investment income	3.94%	[d]	4.40%	4.72%	4.88%	5.22%	[c]	6.22%
Portfolio turnover rate	15.84%		37.39%	53.01%	27.91%	122.45%		40.43%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income (loss) per share	$(0.059)
Net realized and unrealized gains (losses) per share	0.059
Ratio of net investment income to average net assets	(0.53)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

[d]	Annualized.

See notes to financial statements.

TGI-9

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)		Year Ended December 31,
			2004	2003	2002	2001		2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.64		$15.42	$13.59	$11.33	$11.48		$11.04

Income from investment operations:
Net investment income[a]	0.28		0.60	0.65	0.54	0.55	[c]	0.65
Net realized and unrealized gains (losses)	(0.85)		1.36	2.33	1.84	(0.31)[c]		(0.19)

Total from investment operations	(0.57)		1.96	2.98	2.38	0.24		0.46

Less distributions from net investment income	(0.97)		(1.74)	(1.15)	(0.12)	(0.39)		(0.02)

Net asset value, end of period	$14.10		$15.64	$15.42	$13.59	$11.33		$11.48

Total return[b]	(3.69)%		14.74%	22.44%	21.15%	2.24%		4.14%
Ratios/supplemental data
Net assets, end of period (000’s)	$34,385		$19,779	$5,181	$2,119	$1,286		$1,237
Ratios to average net assets:
Expenses before expense reduction	1.01%	[d]	1.04%	1.01%	0.98%	0.96%		0.97%
Expenses net of expense reduction	0.98%	[d]	1.03%	1.01%	0.98%	0.96%		0.97%
Net investment income	3.69%	[d]	4.15%	4.47%	4.63%	4.95%	[c]	5.94%
Portfolio turnover rate	15.84%		37.39%	53.01%	27.91%	122.45%		40.43%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Effective January 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing all premium and discount on fixed-income securities, as required. The effect of this change was as follows:

Net investment income (loss) per share	$(0.059)
Net realized and unrealized gains (losses) per share	0.059
Ratio of net investment income to average net assets	(0.53)%

Per share data and ratios for prior periods have not been restated to reflect this change in accounting policy.

[d]	Annualized.

See notes to financial statements.

TGI-10

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Highlights (continued)

	Class 3
	Period Ended June 30, 2005 (unaudited)[c]
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$15.27

Income from investment operations:
Net investment income[a]	0.13
Net realized and unrealized gains (losses)	(0.33)

Total from investment operations	(0.20)

Less distributions from net investment income	(0.97)

Net asset value, end of period	$14.10

Total return[b]	(1.36)%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,385
Ratios to average net assets:
Expenses before expense reduction	1.01%	[d]
Expenses net of expense reduction	0.98%	[d]
Net investment income	3.69%	[d]
Portfolio turnover rate	15.84%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	For the period April 1, 2005 (effective date) to June 30, 2005.
[d]	Annualized.

See notes to financial statements.

TGI-11

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments 91.7%
Argentina 2.4%
[a]Government of Argentina, FRN, 3.01%, 8/03/12	2,215,000		$1,989,592

Australia 4.3%
New South Wales Treasury Corp., 8.00%, 3/01/08	1,990,000	AUD	1,613,472
Queensland Treasury Corp. 6.00%, 8/14/13	2,200,000	AUD	1,754,105
10/14/15	200,000	AUD	159,900

			3,527,477

Austria 2.1%
Government of Austria, 5.50%, 10/20/07	425,000	EUR	553,331
5.00%, 7/15/12	850,000	EUR	1,168,245

			1,721,576

Belgium 1.2%
Government of Belgium, 7.50%, 07/29/08	686,000	EUR	958,798

Brazil 0.4%
[a]Government of Brazil, L, FRN, 3.125%, 4/15/12	376,358		362,363

Canada 4.6%
Government of Canada, 8.75%, 12/01/05	345,000	CAD	288,596
3.00%, 6/01/06	1,700,000	CAD	1,391,527
5.75%, 9/01/06	200,000	CAD	168,847
6.00%, 6/01/11	937,000	CAD	868,754
Province of Alberta, 7.50%, 12/01/05	930,000	CAD	774,008
5.00%, 12/16/08	170,000	CAD	147,154
senior note, 7.25%, 10/28/05	150,000	CAD	124,153

			3,763,039

Denmark 1.6%
Government of Denmark, 7.00%, 11/15/07	1,450,000	DKK	262,555
5.00%, 11/15/13	3,950,000	DKK	740,511
7.00%, 11/10/24	1,300,000	DKK	313,866

			1,316,932

Finland 2.0%
Government of Finland, 5.00%, 4/25/09	660,000	EUR	876,020
5.375%, 7/04/13	540,000	EUR	766,272

			1,642,292

France 1.3%
Government of France, 4.00%, 10/25/09	845,000	EUR	1,089,138

Germany 2.3%
Government of Germany, 4.00%, 2/16/07	110,000	EUR	137,265
KfW Bankengruppe, senior note, 6.375%, 2/17/15	2,530,000	NZD	1,773,565

			1,910,830

TGI-12

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments (cont.)
Greece 1.5%
Government of the Hellenic Republic, 3.25%, 6/21/07	270,000	EUR	$333,847
4.60%, 5/20/13	700,000	EUR	934,745

			1,268,592

Indonesia 5.1%
Government of Indonesia, 11.00%, 10/15/14	600,000,000	IDR	60,907
10.00%, 7/15/17	3,500,000,000	IDR	332,070
11.00%, 11/15/20	2,000,000,000	IDR	194,160
Indonesia Recapital Bond, 14.00%, 6/15/09	7,407,000,000	IDR	837,651
13.15%, 3/15/10	6,005,000,000	IDR	663,429
14.25%, 6/15/13	4,979,000,000	IDR	585,389
14.275%, 12/15/13	13,042,000,000	IDR	1,554,082

			4,227,688

Irish Republic 1.3%
Government of Ireland, 5.00%, 4/18/13	800,000	EUR	1,108,016

Italy 0.1%
Government of Italy, 7.75%, 11/01/06	41,293	EUR	53,712

Malaysia 3.3%
Government of Malaysia, 3.135%, 12/17/07	3,500,000	MYR	923,052
4.305%, 2/27/09	3,660,000	MYR	998,236
4.032%, 9/15/09	1,850,000	MYR	499,378
3.644%, 8/25/10	1,100,000	MYR	291,849

			2,712,515

Mexico 0.8%
Government of Mexico, 144A, 7.50%, 3/08/10	450,000	EUR	640,193

Netherlands 1.0%
Government of Netherlands, 3.00%, 7/15/06	150,000	EUR	183,392
5.75%, 2/15/07	488,000	EUR	625,251

			808,643

New Zealand 3.7%
Government of New Zealand, 7.00%, 7/15/09	4,230,000	NZD	3,063,018

Norway 3.7%
Government of Norway, 6.75%, 1/15/07	18,970,000	NOK	3,091,312

Peru 0.5%
[a]Government of Peru, FRN, 4.50%, 3/07/17	415,800		392,931

Philippines 1.6%
Government of Philippines, 9.00%, 2/15/13	800,000		849,080
Reg S, 9.125%, 2/22/10	330,000	EUR	446,715

			1,295,795

TGI-13

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments (cont.)
Poland 7.0%
Government of Poland, 8.50%, 11/12/06	4,720,000	PLN	$1,484,868
8.50%, 5/12/07	3,290,000	PLN	1,054,777
6.00%, 5/24/09	5,840,000	PLN	1,832,051
6.25%, 10/24/15	2,490,000	PLN	840,042
5.75%, 9/23/22	1,800,000	PLN	597,071

			5,808,809

Singapore 3.8%
Government of Singapore, 4.00%, 3/01/07	3,450,000	SGD	2,115,460
2.625%, 10/01/07	1,630,000	SGD	980,436

			3,095,896

Slovak Republic 4.7%
Government of Slovakia, 4.95%, 3/05/08	4,000,000	SKK	133,839
4.80%, 4/14/09	33,500,000	SKK	1,136,067
4.90%, 2/05/10	1,000,000	SKK	34,338
8.50%, 8/17/10	30,000,000	SKK	1,189,163
7.50%, 3/13/12	19,000,000	SKK	756,395
5.00%, 1/22/13	6,000,000	SKK	211,786
4.90%, 2/11/14	4,900,000	SKK	173,777
5.30%, 5/12/19	6,700,000	SKK	252,479

			3,887,844

South Africa 0.3%
Government of South Africa, 5.25%, 5/16/13	200,000	EUR	265,957

South Korea 14.2%
Government of Korea, 4.50%, 3/05/06	2,100,000,000	KRW	2,040,272
4.50%, 9/03/06	510,000,000	KRW	496,556
6.90%, 1/16/07	1,200,000,000	KRW	1,210,995
4.75%, 3/03/07	1,600,000,000	KRW	1,566,248
3.75%, 9/10/07	1,700,000,000	KRW	1,615,509
4.75%, 3/12/08	2,883,000,000	KRW	2,839,389
4.50%, 9/09/08	1,945,000,000	KRW	1,905,455

			11,674,424

Spain 0.6%
Government of Spain, 6.00%, 1/31/08	390,000	EUR	517,176

Sweden 6.8%
Government of Sweden, 3.50%, 4/20/06	2,100,000	SEK	272,856
8.00%, 8/15/07	14,990,000	SEK	2,162,117
5.25%, 3/15/11	3,900,000	SEK	571,308
5.50%, 10/08/12	6,280,000	SEK	950,008
[c]Index Linked, 3.50%, 12/01/15	9,800,000	SEK	1,635,527

			5,591,816

TGI-14

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	PRINCIPAL AMOUNT[b]		VALUE
Long Term Investments (cont.)
Thailand 4.4%
Government of Thailand, 8.50%, 10/14/05	82,800,000	THB	$2,036,243
8.00%, 12/08/06	50,700,000	THB	1,312,947
4.125%, 2/12/08	9,000,000	THB	222,648
8.50%, 12/08/08	1,000,000	THB	28,181

			3,600,019

Ukraine 2.2%
Government of Ukraine, 144A, 6.875%, 3/04/11	260,000		274,463
144A, 7.65%, 6/11/13	1,130,000		1,246,955
FRN, 5.36%, 8/05/09	275,000		297,000

			1,818,418

United Kingdom 0.4%
Government of United Kingdom, 7.50%, 12/07/06	175,000	GBP	328,315

Venezuela 2.5%
Government of Venezuela, 9.25%, 9/15/27	1,710,000		1,799,775
FRN, 3.09%, 4/20/11	265,000		243,800

			2,043,575

Total Long Term Investments (Cost $69,592,647)			75,576,701

Short Term Investments 3.6%
Canada 0.8%
[d]Canada Treasury Bills, 7/14/05 - 7/28/05	820,000	CAD	668,401

Norway 1.9%
[d]Norway Treasury Bills, 9/21/05 - 3/15/06	10,540,000	NOK	1,601,653

Thailand 0.9%
[d]Thailand Treasury Bills, 3/09/06 - 4/17/06	31,500,000	THB	747,262

Total Short Term Investments (Cost $3,129,737)			3,017,316

Total Investments (Cost $72,722,384) 95.3%			78,594,017
Other Assets, less Liabilities 4.7%			3,909,510

Net Assets 100.0%			$82,503,527

TGI-15

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

Currency Abbreviations:

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR  - Euro

GBP - British Pound

IDR   - Indonesian Rupiah

KRW - Korean Won

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PLN  - Polish Zloty

SEK  - Swedish Krona

SGD - Singapore Dollar

SKK  - Slovak Koruna

THB  - Thai Baht

Selected Portfolio Abbreviations

FRN - Floating Rate Note

[a]The	coupon shown represents the rate at period end.
[b]The	principal amount is stated in U.S. dollars unless otherwise indicated.
[c]	The redemption price at maturity is adjusted for changes in underlying inflation index. See Note 1(e).
[d]A	portion or all of the security is traded on a discount basis with no stated coupon rate.

See notes to financial statements.

TGI-16

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost	$72,722,384

Value	78,594,017
Cash	2,225,898
Foreign currency, at value (cost $12,076)	16,127
Receivables:
Capital shares sold	636,217
Interest	1,679,676

Total assets	83,151,935

Liabilities:
Payables:
Investment securities purchased	518,754
Capital shares redeemed	52,192
Affiliates	58,413
Other liabilities	19,049

Total liabilities	648,408

Net assets, at value	$82,503,527

Net assets consist of:
Undistributed net investment income	$93,580
Net unrealized appreciation (depreciation)	5,804,333
Accumulated net realized gain (loss)	(6,713,971)
Paid-in capital	83,319,585

Net assets, at value	$82,503,527

Class 1:
Net assets, at value	$46,733,270

Shares outstanding	3,277,548

Net asset value and offering price per share	$14.26

Class 2:
Net assets, at value	$34,385,284

Shares outstanding	2,438,528

Net asset value and offering price per share	$14.10

Class 3:
Net assets, at value	$1,384,973

Shares outstanding	98,230

Net asset value and offering price per share[a]	$14.10

aRedemption price is equal to net asset value less any redemption fees retained by the Fund.

See notes to financial statements.

TGI-17

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Interest (net of foreign taxes of $48,374)	$1,737,823

Expenses:
Management fees (Note 3a)	232,406
Distribution fees: (Note 3c)
Class 2	32,529
Class 3	179
Unaffiliated transfer agent fees	1,010
Custodian fees (Note 4)	24,566
Reports to shareholders	13,977
Professional fees	9,060
Trustees’ fees and expenses	188
Other	1,932

Total expenses	315,847
Expense reductions (Note 4)	(12,739)

Net expenses	303,108

Net investment income	1,434,715

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments	2,361,630
Foreign currency transactions	56,203

Net realized gain (loss)	2,417,833

Net change in unrealized appreciation (depreciation) on:
Investments	(6,485,465)
Translation of assets and liabilities denominated in foreign currencies	(164,771)

Net change in unrealized appreciation (depreciation)	(6,650,236)

Net realized and unrealized gain (loss)	(4,232,403)

Net increase (decrease) in net assets resulting from operations	$(2,797,688)

See notes to financial statements.

TGI-18

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$1,434,715	$2,517,578
Net realized gain (loss) from investments and foreign currency transactions	2,417,833	3,274,668
Net change in unrealized appreciation (depreciation) on investments and translation of assets and liabilities denominated in foreign currencies	(6,650,236)	2,897,782

Net increase (decrease) in net assets resulting from operations	(2,797,688)	8,690,028

Distributions to shareholders from:
Net investment income:
Class 1	(3,016,853)	(5,364,377)
Class 2	(2,073,846)	(706,986)
Class 3	(32,207)	—

Total distributions to shareholders	(5,122,906)	(6,071,363)

Capital share transactions: (Note 2)
Class 1	1,683,708	(4,352,338)
Class 2	17,688,346	13,335,159
Class 3	1,427,894	—

Total capital share transactions	20,799,948	8,982,821

Net increase (decrease) in net assets	12,879,354	11,601,486
Net assets:
Beginning of period	69,624,173	58,022,687

End of period	$82,503,527	$69,624,173

Undistributed net investment income included in net assets:
End of period	$93,580	$3,781,771

See notes to financial statements.

TGI-19

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Global Income Securities Fund (the Fund) included in this report is non-diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Government securities and asset-backed securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

TGI-20

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

d. Income Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

e. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

Inflation-indexed bonds are fixed-income securities whose principal amount or redemption price at maturity is adjusted to the rate of inflation. Interest is accrued based on the inflation adjusted principal amount. Any increase in the principal amount of an inflation-indexed bond, which is received upon maturity, is recorded as interest income.

TGI-21

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

f. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

g. Redemption Fees

Redemptions and exchanges of Class 3 shares held 60 days or less may be subject to the Fund’s redemption fee, which is 1% of the amount redeemed. Such fees are retained by the Fund and accounted for as additional paid-in capital. There were no redemption fees for the period.

h. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers three classes of shares: Class 1, Class 2 and Class 3. Effective April 1, 2005, the Fund began offering a new class of shares, Class 3. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005[a]		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	210,777	$3,266,117	142,426	$2,100,636
Shares issued in reinvestment of distributions	210,969	3,016,853	400,626	5,364,377
Shares redeemed	(299,068)	(4,599,262)	(788,314)	(11,817,351)

Net increase (decrease)	122,678	$1,683,708	(245,262)	$(4,352,338)

Class 2 Shares:
Shares sold	1,092,580	$16,595,383	973,769	$14,111,268
Shares issued in reinvestment of distributions	146,665	2,073,846	53,237	706,986
Shares redeemed	(65,040)	(980,883)	(98,666)	(1,483,095)

Net increase (decrease)	1,174,205	$17,688,346	928,340	$13,335,159

Class 3 Shares:
Shares sold	99,895	$1,451,326
Shares issued in reinvestment of distributions	2,233	31,575
Shares redeemed	(3,898)	(55,007)

Net increase (decrease)	98,230	$1,427,894

[a]	For the period April 1, 2005 (effective date) to June 30, 2005, for Class 3.

TGI-22

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers Inc. (Advisers)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $10 billion
0.440%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	In excess of $15 billion

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2 and Class 3, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

TGI-23

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
2007	$4,883,076
2008	2,370,518
2009	1,649,033
2010	177,731

$9,080,358

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$73,854,526

Unrealized appreciation	$7,149,420
Unrealized depreciation	(2,409,929)

Net unrealized appreciation (depreciation)	$4,739,491

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and bond discounts and premiums.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and bond discounts and premiums.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $25,675,306 and $11,161,345, respectively.

7. CREDIT RISK

The Fund has 15.43% of its portfolio invested in below investment grade and comparable quality unrated high yield securities, which tend to be more sensitive to economic conditions than higher rated securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yielding securities because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

Investigations and settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental

TGI-24

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Investigations and settlements (cont.)

entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

TGI-25

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GLOBAL INCOME SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from interest paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country, of foreign tax paid and foreign source income as designated by the Fund, to Class 1, Class 2, and Class 3 shareholders.

	Class 1		Class 2		Class 3
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Australia	0.0000	0.0395	0.0000	0.0391	0.0000	0.0391
Austria	0.0000	0.0156	0.0000	0.0154	0.0000	0.0154
Belgium	0.0000	0.0169	0.0000	0.0167	0.0000	0.0167
Brazil	0.0000	0.0037	0.0000	0.0037	0.0000	0.0037
Bulgaria	0.0000	0.0001	0.0000	0.0001	0.0000	0.0001
Canada	0.0000	0.0112	0.0000	0.0111	0.0000	0.0111
Colombia	0.0000	0.0053	0.0000	0.0052	0.0000	0.0052
Denmark	0.0000	0.0094	0.0000	0.0093	0.0000	0.0093
Finland	0.0000	0.0189	0.0000	0.0187	0.0000	0.0187
France	0.0000	0.0158	0.0000	0.0157	0.0000	0.0157
Germany	0.0000	0.0096	0.0000	0.0095	0.0000	0.0095
Greece	0.0000	0.0090	0.0000	0.0089	0.0000	0.0089
Hungary	0.0000	0.0128	0.0000	0.0127	0.0000	0.0127
Indonesia	0.0080	0.0691	0.0080	0.0684	0.0080	0.0684
Ireland	0.0000	0.0110	0.0000	0.0109	0.0000	0.0109
Italy	0.0000	0.0156	0.0000	0.0154	0.0000	0.0154
Mexico	0.0000	0.0109	0.0000	0.0108	0.0000	0.0108
Netherlands	0.0000	0.0213	0.0000	0.0210	0.0000	0.0210
New Zealand	0.0000	0.0536	0.0000	0.0530	0.0000	0.0530
Norway	0.0000	0.0193	0.0000	0.0191	0.0000	0.0191
Philippines	0.0000	0.0185	0.0000	0.0183	0.0000	0.0183
Poland	0.0000	0.0244	0.0000	0.0241	0.0000	0.0241
Russia	0.0000	0.0192	0.0000	0.0190	0.0000	0.0190
Singapore	0.0000	0.0005	0.0000	0.0005	0.0000	0.0005
South Africa	0.0000	0.0023	0.0000	0.0023	0.0000	0.0023
South Korea	0.0057	0.0455	0.0057	0.0451	0.0057	0.0451
Spain	0.0000	0.0130	0.0000	0.0128	0.0000	0.0128
Sweden	0.0000	0.0515	0.0000	0.0510	0.0000	0.0510
Thailand	0.0000	0.0365	0.0000	0.0362	0.0000	0.0362
Ukraine	0.0000	0.0183	0.0000	0.0181	0.0000	0.0181
United Kingdom	0.0000	0.0042	0.0000	0.0042	0.0000	0.0042
Venezuela	0.0000	0.0398	0.0000	0.0394	0.0000	0.0394

Total	$0.0137	$0.6423	$0.0137	$0.6357	$0.0137	$0.6357

TGI-26

TEMPLETON GROWTH SECURITIES FUND

This semiannual report for Templeton Growth Securities Fund covers the period ended June 30, 2005.

Performance Summary as of 6/30/05

Templeton Growth Securities Fund – Class 1 delivered a +0.40% total return for the six-month period ended 6/30/05.

Performance reflects the Fund’s Class 1 operating expenses, but does not include any contract fees, expenses or sales charges. If they had been included, performance would be lower. These charges and deductions, particularly for variable life policies, can have a significant effect on contract values and insurance benefits. See the contract prospectus for a complete description of these expenses, including sales charges.

Templeton Growth Securities Fund – Class 1

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.

Fund Goal and Main Investments: Templeton Growth Securities Fund seeks long-term capital growth. The Fund normally invests mainly in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.

Performance Overview

You can find the Fund’s six-month total return in the Performance Summary. The Fund slightly outperformed its benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Index, which had a total return of -0.05% for the period under review.1 It also outperformed the -0.40% return of the MSCI World Index for the same period.1 The MSCI World Index is replacing the MSCI AC World Index as the Fund’s benchmark. The manager believes the composition of the MSCI World Index better reflects the Fund’s investments. Please note that index performance information is provided for reference and that we do not attempt to track the index, but rather undertake investments on the basis of fundamental research.

Economic and Market Overview

The global economy generally grew during the six-month period ended June 30, 2005. U.S. economic expansion continued for its 15th consecutive quarter. U.S. gross domestic product (GDP) grew at annualized rates of 3.8% and 3.4% in the first and second quarters. Apart from western Europe, foreign growth also appeared to be beating the expectations of a slowdown. China’s industrial production grew almost 17% in May, and Japan’s economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.2

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.3 Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. Unemployment rates in Germany, Spain and France remained at least 10% during the period.4 Economic growth was slow and the euro

1. Source: Standard & Poor’s Micropal. One cannot invest directly in an index, nor is an index representative of the Fund’s portfolio. Please see Index Descriptions following the Fund Summaries.

2. Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

3. Source: Bloomberg Energy/Commodity Service.

4. Sources: Deutsche Bundesbank (Germany); Spanish Labour Ministry (Spain); INSEE National Statistics Office (France).

Fund Risks: The Fund’s investments in stocks offer the potential for long-term gains but can be subject to short-term up-and-down price movements. Foreign investing, especially in emerging markets, involves additional risks including currency fluctuations, economic instability, and social and political developments. Because the Fund invests in bonds and other debt obligations, the Fund’s share price and yield will be affected by interest rate movements. Bond prices generally move in the opposite direction from interest rates. Thus, as the prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. High yield, lower-rated (junk) bonds generally have greater price swings and higher default risks. The Fund’s prospectus also includes a description of the main investment risks.

declined in value versus the U.S. dollar. Largely in consideration of these factors, the European Central Bank revised its growth expectations for the 12-nation euro zone. The bank lowered its GDP growth estimate to a more modest range of 1.1% to 1.7% from a December forecast of 1.4% to 2.4%. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union’s political future.

Despite the predominantly weak outlook for the European economy, many European equity markets performed well during the first half of 2005. In the six-month period, European equity markets returned 10.59%, as measured by the MSCI Europe Index, using the local currencies of this index’s constituents.5 The MSCI Pacific Index, which includes Japan, returned 3.44% in local currencies for the same period.5 U.S. markets, as measured by the MSCI USA Index, returned -0.41%.5 However, due to the dollar’s recent appreciation versus other currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars.

In the six months through June, the dollar rose 12% and 8% versus the euro and the yen. Although the dollar’s recent rise helped make foreign-based companies’ goods more competitive in U.S. markets, it had a negative effect for U.S.-based investors’ returns on European and Japanese equity investments.

Investment Strategy

Our investment philosophy is bottom-up, value-oriented and long-term. In choosing investments, we will focus on the market price of a company’s securities relative to our evaluation of the company’s potential long-term earnings, asset value and cash flow. Among factors we may consider are a company’s historical value measures, including price/earnings ratio, profit margins and liquidation value. We do in-depth research to construct a bargain list from which we buy.

5. Source: Standard & Poor’s Micropal. Please see Index Descriptions following the Fund Summaries.

Manager’s Discussion

The sectors that contributed positively to Fund performance during the reporting period were health care, consumer discretionary and industrials.6 Our overweighting in the health care sector relative to the benchmark index led us to outperform as health care stocks such as HCA, CIGNA, AmerisourceBergen and Tenet Healthcare performed well during the reporting period.

Cyclical sectors such as materials and energy weakened during the period.7 The materials and energy sectors hurt the Fund with poor performance from Stora Enso, International Paper and Bowater.

North America and Europe were regions that contributed the most to Fund performance, while Asia and Australia/New Zealand negatively impacted the Fund. Specific countries that helped performance were the U.S., France and the U.K., while Japan, Finland and Switzerland dragged on performance.

During the period under review, our bottom-up process led us to find more value in European stocks compared with North America. Thus, on average we held a substantial overweighting in Europe relative to North America, which benefited the Fund. At period-end, this valuation discrepancy was still wide.

It is important to recognize the effect of currency movements on the Fund’s performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in the foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative to most non-U.S. currencies. As a result, the Fund’s performance was negatively affected by the portfolio’s substantial investment in securities with non-U.S. currency exposure.

6. The health care sector comprises health care equipment and supplies, health care providers and services, and pharmaceuticals in the SOI. The consumer discretionary sector comprises auto components; automobiles; household durables; leisure equipment and products; hotels, restaurants and leisure; diversified consumer services; media; and specialty retail in the SOI. The industrials sector comprises aerospace and defense, industrial conglomerates, commercial services and supplies, air freight and logistics, and airlines in the SOI.

7. The materials sector comprises chemicals, metals and mining, and paper and forest products in the SOI. The energy sector comprises energy equipment and services; and oil, gas and consumable fuels in the SOI.

Top 10 Holdings

Templeton Growth Securities Fund 6/30/05

Company Sector/Industry, Country	% of Total Net Assets

GlaxoSmithKline PLC	2.0%
Pharmaceuticals, U.K.

Shell Transport & Trading Co. PLC	1.8%
Oil, Gas & Consumable Fuels, U.K.

BP PLC	1.5%
Oil, Gas & Consumable Fuels, U.K.

Nestle SA	1.5%
Food Products, Switzerland

AmerisourceBergen Corp.	1.4%
Health Care Providers & Services, U.S.

News Corp. Ltd., A	1.4%
Media, U.S.

Unilever NV	1.4%
Food Products, Netherlands

Cheung Kong Holdings Ltd.	1.4%
Real Estate, Hong Kong

Royal Bank of Scotland Group PLC	1.3%
Commercial Banks, U.K.

Tenet Healthcare Corp.	1.3%
Health Care Providers & Services, U.S.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments.

Thank you for your participation in Templeton Growth Securities Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of June 30, 2005, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the adviser makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

Fund Expenses

As an investor in a variable insurance contract (“Contract”) that indirectly provides for investment in an underlying mutual fund, you can incur transaction and/or ongoing expenses at both the Fund level and the Contract level.

•	Transaction expenses can include sales charges (loads) on purchases, redemption fees, surrender fees, transfer fees and premium taxes.

•	Ongoing expenses can include management fees, distribution and service (12b-1) fees, contract fees, annual maintenance fees, mortality and expense risk fees and other fees and expenses. All mutual funds and Contracts have some types of ongoing expenses.

The expenses shown in the table below are meant to highlight ongoing expenses at the Fund level only and do not include ongoing expenses at the Contract level, or transaction expenses at either the Fund or Contract levels. While the Fund does not have transaction expenses, if the transaction and ongoing expenses at the Contract level were included, the expenses shown below would be higher. You should consult your Contract prospectus or disclosure document for more information.

The table shows Fund-level ongoing expenses and can help you understand these expenses and compare them with those of other mutual funds offered through the Contract. The table assumes a $1,000 investment held for the six months indicated. Please refer to the Fund prospectus for additional information on operating expenses.

Actual Fund Expenses

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The “Ending Account Value” is derived from the Fund’s actual return, which includes the effect of ongoing Fund expenses, but does not include the effect of ongoing Contract expenses.

You can estimate the Fund-level expenses you incurred during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.	Divide your account value by $1,000.

If an account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6.

2.	Multiply the result by the number under the heading “Fund-Level Expenses Incurred During Period.”

If Fund-Level Expenses Incurred During Period were $7.50, then 8.6 × $7.50 = $64.50.

Templeton Growth Securities Fund – Class 1

In this illustration, the estimated expenses incurred this period at the Fund level are $64.50.

Hypothetical Example for Comparison with Other Mutual Funds

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing expenses of the Fund with those of other mutual funds offered through the Contract. This information may not be used to estimate the actual ending account balance or expenses you incurred during the period. The hypothetical “Ending Account Value” is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund’s actual return. The figure under the heading “Fund-Level Expenses Incurred During Period” shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds offered through a Contract.

Class 1	Beginning Account Value 12/31/04	Ending Account Value 6/30/05	Fund-Level Expenses Incurred During Period* 12/31/04-6/30/05
Actual	$1,000	$1,004.00	$4.12
Hypothetical (5% return before expenses)	$1,000	$1,020.68	$4.16

*Expenses are equal to the annualized expense ratio for the Fund’s Class 1 shares (0.83%), which does not include any ongoing expenses of the Contract for which the Fund is an investment option, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

TG P-1

SUPPLEMENT DATED AUGUST 15, 2005

TO THE PROSPECTUSES OF

TEMPLETON GROWTH SECURITIES FUND

A SERIES OF FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

DATED MAY 1, 2005

The prospectuses are amended as follows:

I	The last paragraph under the “MANAGEMENT” section, appearing on page TG-5 for Class 1 and TG-6 for Class 2, is replaced with the following:

The Fund pays Global Advisors a fee for managing its assets and providing certain administrative facilities and services to the Fund. The fee is equal to a monthly rate based on average daily net assets at the following annual rate, effective as of May 1, 2005:

1.000% of the value of net assets up to and including $100 million;

0.900% of the value of net assets over $100 million, up to and including $250 million;

0.800% of the value of net assets over $250 million, up to and including $500 million;

0.750% of the value of net assets over $500 million, up to and including $1 billion;

0.700% of the value of net assets over $1 billion, up to and including $5 billion;

0.675% of the value of net assets over $5 billion, up to and including $10 billion;

0.655% of the value of net assets over $10 billion, up to and including $15 billion;

0.635% of the value of net assets over $15 billion, up to and including $20 billion; and

0.615% of the value of net assets over $20 billion.

II.	The section “Fees and Expenses” on page TG-5 is replaced with the following:

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The table and the example do not include any fees or sales charges imposed by the variable insurance contract for which the Fund is an investment option. If they were included, the costs shown below would be higher. Investors should consult the contract prospectus or disclosure document for more information.

SHAREHOLDER FEES

(fees paid directly from your investment)

	Class 1	Class 2
Maximum sales charge (load) imposed on purchases	N/A	N/A

ANNUAL FUND OPERATING EXPENSES¹

(expenses deducted from Fund assets)

	Class 1		Class 2
Management fees	0.77	%²	0.77	%²
Distribution and service (12b-1) fees	0.00		0.25	%³
Other Expenses	0.07%		0.07%
Total annual Fund operating expenses	0.84%		1.09%

1.	Expenses have been restated to reflect management fee rates that became effective as of May 1, 2005, as though such fee rates had been in effect for the fiscal year ended December 31, 2004.
2.	The Fund administration fee is paid indirectly through the management fee.
3.	While the maximum amount payable under the Fund’s Class 2 rule 12b-1 plan is 0.35% per year of the Fund’s average daily net assets, the Fund’s Board of Trustees has set the current rate at 0.25% per year through May 1, 2006.

EXAMPLE¹

This example can help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes:

•	You invest $10,000 for the periods shown;
•	Your investment has a 5% return each year; and
•	The Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class 1	$86	$268	$466	$1,037
Class 2	$111	$347	$601	$1,329

1.	The example has been restated to reflect management fee rates that became effective as of May 1, 2005, as though such fee rates had been in effect for the fiscal year ended December 31, 2004.

Please keep this supplement for future reference.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights

	Class 1
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.98	$11.31	$8.67	$11.09	$13.76	$15.63

Income from investment operations:
Net investment income[a]	0.16	0.21	0.17	0.17	0.26	0.30
Net realized and unrealized gains (losses)	(0.11)	1.61	2.63	(2.13)	(0.36)	(0.15)

Total from investment operations	0.05	1.82	2.80	(1.96)	(0.10)	0.15

Less distributions from:
Net investment income	(0.16)	(0.15)	(0.16)	(0.24)	(0.28)	(0.27)
Net realized gains	—	—	—	(0.22)	(2.29)	(1.75)

Total distributions	(0.16)	(0.15)	(0.16)	(0.46)	(2.57)	(2.02)

Net asset value, end of period	$12.87	$12.98	$11.31	$8.67	$11.09	$13.76

Total return[b]	0.40%	16.25%	32.62%	(18.32)%	(0.98)%	1.74%
Ratios/supplemental data
Net assets, end of period (000’s)	$762,687	$800,118	$769,339	$665,537	$966,725	$1,163,637
Ratios to average net assets:
Expenses	0.83% [c]	0.86%	0.88%	0.87%	0.85%	0.88%
Net investment income	2.45% [c]	1.75%	1.74%	1.69%	2.13%	2.18%
Portfolio turnover rate	5.71%	19.13%	37.43%	30.67%	31.05%	69.67%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Highlights (continued)

	Class 2
	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31,
		2004	2003	2002	2001	2000

Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period	$12.83	$11.19	$8.59	$11.01	$13.69	$15.60

Income from investment operations:
Net investment income[a]	0.14	0.17	0.13	0.13	0.21	0.25
Net realized and unrealized gains (losses)	(0.10)	1.61	2.62	(2.10)	(0.34)	(0.15)

Total from investment operations	0.04	1.78	2.75	(1.97)	(0.13)	0.10

Less distributions from:
Net investment income	(0.15)	(0.14)	(0.15)	(0.23)	(0.26)	(0.26)
Net realized gains	—	—	—	(0.22)	(2.29)	(1.75)

Total distributions	(0.15)	(0.14)	(0.15)	(0.45)	(2.55)	(2.01)

Net asset value, end of period	$12.72	$12.83	$11.19	$8.59	$11.01	$13.69

Total return[b]	0.27%	16.03%	32.13%	(18.49)%	(1.31)%	1.47%
Ratios/supplemental data
Net assets, end of period (000’s)	$1,494,282	$1,189,112	$511,659	$190,054	$113,925	$79,043
Ratios to average net assets:
Expenses	1.08% [c]	1.11%	1.13%	1.12%	1.10%	1.12%
Net investment income	2.20% [c]	1.50%	1.49%	1.44%	1.80%	1.87%
Portfolio turnover rate	5.71%	19.13%	37.43%	30.67%	31.05%	69.67%

[a]	Based on average daily shares outstanding.
[b]	Total return does not include any fees, charges or expenses imposed by the variable annuity and life insurance contracts for which the Franklin Templeton Variable Insurance Products Trust serves as an underlying investment vehicle. Total return is not annualized for periods less than one year.
[c]	Annualized.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited)

	COUNTRY	SHARES	VALUE
Common Stocks 87.9%
Aerospace & Defense 3.1%
BAE Systems PLC	United Kingdom	4,170,218	$21,440,902
BAE Systems PLC, 144A	United Kingdom	36,352	186,901
Boeing Co.	United States	145,925	9,631,050
Raytheon Co.	United States	538,040	21,048,125
[a]Rolls-Royce Group PLC	United Kingdom	3,292,060	16,940,654
Rolls-Royce Group PLC, B	United Kingdom	164,603,000	296,351

			69,543,983

Air Freight & Logistics 0.7%
Deutsche Post AG	Germany	632,190	14,763,467

Airlines 0.5%
Singapore Airlines Ltd.	Singapore	1,720,100	11,424,491

Auto Components 0.5%
Valeo SA	France	237,933	10,681,002

Automobiles 0.5%
Volkswagen AG	Germany	258,907	11,826,171

Capital Markets 2.5%
[b]Bank of New York Co. Inc.	United States	547,160	15,747,265
Morgan Stanley	United States	100,000	5,247,000
Nomura Holdings Inc.	Japan	1,641,173	19,648,471
UBS AG	Switzerland	213,966	16,692,620

			57,335,356

Chemicals 2.3%
Akzo Nobel NV	Netherlands	493,365	19,449,249
BASF AG	Germany	79,240	5,273,398
Bayer AG, Br.	Germany	359,780	12,023,866
[a]Syngenta AG	Switzerland	149,581	15,392,209

			52,138,722

Commercial Banks 4.4%
Banco Santander Central Hispano SA	Spain	1,320,501	15,322,893
Hana Bank	South Korea	160,040	4,285,266
Kookmin Bank	South Korea	399,100	18,151,431
Lloyds TSB Group PLC	United Kingdom	1,032,660	8,750,259
Mitsubishi Tokyo Financial Group Inc.	Japan	1,370	11,630,909
Royal Bank of Scotland Group PLC	United Kingdom	465,316	14,054,259
Royal Bank of Scotland Group PLC, 144A	United Kingdom	524,192	15,832,531
Standard Chartered PLC	United Kingdom	577,823	10,558,382

			98,585,930

Commercial Services & Supplies 1.3%
Rentokil Initial PLC	United Kingdom	5,968,960	17,082,126
Securitas AB, B	Sweden	764,565	12,767,372

			29,849,498

Computers & Peripherals 0.8%
[a]Maxtor Corp.	United States	1,145,880	5,958,576
[a]Seagate Technology	United States	740,005	12,987,088

			18,945,664

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Diversified Consumer Services 1.0%
H&R Block Inc.	United States	399,040	$23,283,984

Diversified Telecommunication Services 5.1%
BCE Inc.	Canada	857,316	20,293,987
Belgacom SA, 144A	Belgium	273,600	9,352,290
KT Corp., ADR	South Korea	1,011,735	21,752,303
Nippon Telegraph & Telephone Corp.	Japan	4,272	18,307,470
SBC Communications Inc.	United States	441,280	10,480,400
TDC AS	Denmark	430,274	18,447,052
Telefonos de Mexico SA de CV (Telmex), L, ADR	Mexico	900,930	17,018,568

			115,652,070

Electric Utilities 3.1%
DTE Energy Co.	United States	562,475	26,306,956
E.ON AG	Germany	215,295	19,194,066
Endesa SA	Spain	456,005	10,709,731
Hong Kong Electric Holdings Ltd.	Hong Kong	2,867,498	13,099,748

			69,310,501

Electronic Equipment & Instruments 1.2%
[a]Celestica Inc.	Canada	403,440	5,406,096
Hitachi Ltd.	Japan	3,522,500	21,419,749

			26,825,845

Energy Equipment & Services 0.9%
Noble Corp.	United States	347,400	21,368,574

Food & Staples Retailing 1.9%
Albertson’s Inc.	United States	494,700	10,230,396
[a]Kroger Co.	United States	764,261	14,543,887
William Morrison Supermarkets PLC	United Kingdom	5,425,896	18,079,516

			42,853,799

Food Products 4.3%
Cadbury Schweppes PLC	United Kingdom	1,872,591	17,880,206
H.J. Heinz Co.	United States	385,405	13,651,045
Nestle SA	Switzerland	134,129	34,322,291
Unilever NV	Netherlands	494,090	32,074,449

			97,927,991

Health Care Equipment & Supplies 0.9%
Olympus Corp.	Japan	1,007,820	19,367,165

Health Care Providers & Services 3.9%
AmerisourceBergen Corp.	United States	473,255	32,725,583
CIGNA Corp.	United States	95,717	10,244,591
HCA Inc.	United States	264,750	15,003,382
[a]Tenet Healthcare Corp.	United States	2,430,795	29,752,931

			87,726,487

Hotels Restaurants & Leisure 2.1%
Accor SA	France	518,800	24,337,681
Compass Group PLC	United Kingdom	5,531,447	23,237,210

			47,574,891

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Household Durables 1.6%
Koninklijke Philips Electronics NV	Netherlands	707,950	$17,903,267
Sony Corp.	Japan	499,300	17,207,921

			35,111,188

Industrial Conglomerates 1.9%
Siemens AG	Germany	275,005	20,098,375
Smiths Group PLC	United Kingdom	1,080,061	17,781,409
Tyco International Ltd.	United States	166,120	4,850,704

			42,730,488

Insurance 4.5%
ACE Ltd.	Bermuda	297,200	13,329,420
American International Group Inc.	United States	426,225	24,763,672
AXA SA	France	186,960	4,675,979
Swiss Reinsurance Co.	Switzerland	356,000	21,885,474
Willis Group Holdings Ltd.	United States	699,486	22,887,182
XL Capital Ltd., A	Bermuda	185,292	13,789,431

			101,331,158

IT Services 0.7%
Electronic Data Systems Corp.	United States	850,184	16,366,042

Leisure Equipment & Products 0.9%
Fuji Photo Film Co. Ltd.	Japan	632,600	20,375,153
Mattel Inc.	United States	8,600	157,380

			20,532,533

Media 7.3%
British Sky Broadcasting Group PLC	United Kingdom	3,115,083	29,437,063
[a]DIRECTV Group Inc.	United States	1,549,949	24,024,209
[a]Interpublic Group of Cos. Inc.	United States	705,615	8,594,391
News Corp. Ltd., A	United States	1,987,618	32,159,659
Pearson PLC	United Kingdom	1,638,975	19,305,030
Reed Elsevier NV	Netherlands	1,506,550	21,000,007
VNU NV	Netherlands	676,392	18,881,195
Wolters Kluwer NV	Netherlands	614,359	11,760,130

			165,161,684

Metals & Mining 1.8%
Barrick Gold Corp.	Canada	745,345	18,655,985
BHP Billiton PLC	United Kingdom	836,750	10,672,793
POSCO	South Korea	61,332	10,819,807

			40,148,585

Multi-Utilities 1.0%
National Grid Transco PLC	United Kingdom	2,334,378	22,644,985

Office Electronics 0.6%
Konica Minolta Holdings Ltd.	Japan	1,366,000	12,767,737

Oil, Gas & Consumable Fuels 6.9%
BP PLC	United Kingdom	3,352,343	34,892,089
El Paso Corp.	United States	2,365,589	27,251,585
Eni SpA	Italy	1,081,305	27,881,432
Repsol YPF SA	Spain	919,148	23,533,392

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Common Stocks (cont.)
Oil, Gas & Consumable Fuels (cont.)
Shell Transport & Trading Co. PLC	United Kingdom	4,151,083	$40,361,160
TransCanada Corp.	Canada	89,875	2,365,170

			156,284,828

Paper & Forest Products 3.1%
Bowater Inc.	United States	237,925	7,701,632
International Paper Co.	United States	397,330	12,003,339
[b]Sappi Ltd.	South Africa	1,292,979	14,327,605
Stora Enso OYJ, R	Finland	1,496,678	19,141,977
UPM-Kymmene Corp.	Finland	862,805	16,547,231

			69,721,784

Pharmaceuticals 9.3%
Abbott Laboratories	United States	313,207	15,350,275
Bristol-Myers Squibb Co.	United States	1,087,500	27,165,750
GlaxoSmithKline PLC	United Kingdom	1,827,690	44,234,413
Merck & Co. Inc.	United States	919,925	28,333,690
Novartis AG	Switzerland	412,490	19,646,212
Pfizer Inc.	United States	1,013,950	27,964,741
Sanofi-Aventis	France	223,721	18,380,611
Shire Pharmaceuticals Group PLC	United Kingdom	930,490	10,201,535
Takeda Pharmaceutical Co. Ltd.	Japan	357,000	17,714,724

			208,991,951

Real Estate 2.1%
Cheung Kong Holdings Ltd.	Hong Kong	3,266,499	31,841,729
Swire Pacific Ltd., A	Hong Kong	1,652,800	14,622,596

			46,464,325

Semiconductors & Semiconductor Equipment 0.7%
Samsung Electronics Co. Ltd.	South Korea	33,440	15,968,449

Software 1.4%
[a]BMC Software Inc.	United States	70,500	1,265,475
[a]Cadence Design Systems Inc.	United States	791,490	10,811,753
[a]Check Point Software Technologies Ltd.	Israel	155,110	3,071,178
Nintendo Co. Ltd.	Japan	160,000	16,744,858

			31,893,264

Specialty Retail 0.2%
[a]Office Depot Inc.	United States	187,200	4,275,648

Wireless Telecommunication Services 2.9%
KDDI Corp.	Japan	4,365	20,202,499
SK Telecom Co. Ltd.	South Korea	80,853	14,224,501
SK Telecom Co. Ltd., ADR	South Korea	303,380	6,188,952
Vodafone Group PLC	United Kingdom	10,110,694	24,633,281

			65,249,233

Total Common Stocks (Cost $1,741,783,149)			1,982,629,473

Preferred Stocks 0.6%
Automobiles 0.2%
Volkswagen AG, pfd.	Germany	108,300	3,787,127

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Statement of Investments, June 30, 2005 (unaudited) (cont.)

	COUNTRY	SHARES	VALUE
Preferred Stocks (cont.)
Metals & Mining 0.4%
Cia Vale do Rio Doce, ADR, pfd., A	Brazil	415,500	$10,553,700

Total Preferred Stocks (Cost $6,373,138)			14,340,827

Total Long Term Investments (Cost $1,748,156,287)			1,996,970,300

		PRINCIPAL AMOUNT
Short Term Investments 11.3%
U.S. Government and Agency Securities 2.9%
[c]Federal Home Loan Bank, 7/01/05		$55,013,000	55,008,950
[c]U.S. Treasury Bill, 9/22/05		10,070,000	10,000,386

Total U.S. Government and Agency Securities (Cost $65,007,755)			65,009,336

Total Investments before Repurchase Agreements (Cost $1,813,164,042)			2,061,979,636

Repurchase Agreements 8.4%
[d]Paribas Corp., 3.20%, 7/01/05 (Maturity Value $100,008,889) Collaterized by U.S. Government Agency Securities, 2.625 - 4.125%, 9/17/07 - 9/01/09	United States	100,000,000	100,000,000
[d]BZW Securities Inc., 2.85%, 7/01/05 (Maturity Value $90,007,125) Collateralized by [c]U.S. Treasury Bills, 7/07/05	United States	90,000,000	90,000,000

Total Repurchase Agreements (Cost $190,000,000)			190,000,000

Total Investments (Cost $2,003,164,042) 99.8%			2,251,979,636
Other Assets, less Liabilities 0.2%			4,988,777

Net Assets 100.0%			$2,256,968,413

Selected Portfolio Abbreviations

ADR - American Depository Receipt

PLC -  Public Limited Co.

[a]	Non-income producing.
[b]	See Note 1(d) regarding securities purchased on a when-issued or delayed delivery basis.
[c]	A portion or all of the security is traded on a discount basis with no stated coupon rate.
[d]	See Note 1(c) regarding repurchase agreements.

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements

Statement of Assets and Liabilities

June 30, 2005 (unaudited)

Assets:
Investments in securities:
Cost - Unaffiliated issuers	$1,813,164,042
Cost - Repurchase agreements	190,000,000

Total cost of investments	$2,003,164,042

Value - Unaffiliated issuers	$2,061,979,636
Value - Repurchase agreements	190,000,000

Total value of investments	2,251,979,636
Cash	210,766
Foreign currency, at value (cost $664,550)	665,773
Receivables:
Investment securities sold	3,839,330
Capital shares sold	4,089,650
Dividends	5,017,788

Total assets	2,265,802,943

Liabilities:
Payables:
Investment securities purchased	5,807,548
Capital shares redeemed	613,858
Affiliates	1,960,238
Other liabilities	452,886

Total liabilities	8,834,530

Net assets, at value	$2,256,968,413

Net assets consist of:
Undistributed net investment income	$21,403,582
Net unrealized appreciation (depreciation)	248,710,758
Accumulated net realized gain (loss)	19,235,852
Paid-in capital	1,967,618,221

Net assets, at value	$2,256,968,413

Class 1:
Net assets, at value	$762,686,587

Shares outstanding	59,278,083

Net asset value and offering price per share	$12.87

Class 2:
Net assets, at value	$1,494,281,826

Shares outstanding	117,480,879

Net asset value and offering price per share	$12.72

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statement of Operations

for the six months ended June 30, 2005 (unaudited)

Investment income:
Dividends (net of foreign taxes of $2,781,720)	$31,039,995
Interest	2,898,918
Other income (Note 8)	135,407

Total investment income	34,074,320

Expenses:
Management fees (Note 3a)	7,982,815
Distribution fees - Class 2 (Note 3c)	1,626,731
Unaffiliated transfer agent fees	7,603
Custodian fees (Note 4)	239,558
Reports to shareholders	307,645
Professional fees	44,684
Trustees’ fees and expenses	5,880
Other	35,069

Total expenses	10,249,985
Expense reductions (Note 4)	(467)

Net expenses	10,249,518

Net investment income	23,824,802

Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments (net of foreign taxes of $74,106)	30,439,436
Foreign currency transactions	65,220

Net realized gain (loss)	30,504,656

Net change in unrealized appreciation (depreciation) on:
Investments	(48,631,506)
Translation of assets and liabilities denominated in foreign currencies	(213,606)

Net change in unrealized appreciation (depreciation)	(48,845,112)

Net realized and unrealized gain (loss)	(18,340,456)

Net increase (decrease) in net assets resulting from operations	$5,484,346

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Financial Statements (continued)

Statements of Changes in Net Assets

	Six Months Ended June 30, 2005 (unaudited)	Year Ended December 31, 2004

Increase (decrease) in net assets:
Operations:
Net investment income	$23,824,802	$24,981,340
Net realized gain (loss) from investments and foreign currency transactions	30,504,656	67,841,923
Net change in unrealized appreciation (depreciation) on investments, translation of assets and liabilities denominated in foreign currencies and deferred taxes	(48,845,112)	160,661,227

Net increase (decrease) in net assets resulting from operations	5,484,346	253,484,490
Distributions to shareholders from:
Net investment income:
Class 1	(9,572,633)	(9,645,451)
Class 2	(16,496,404)	(8,547,806)

Total distributions to shareholders	(26,069,037)	(18,193,257)
Capital share transactions: (Note 2)
Class 1	(30,929,884)	(75,091,706)
Class 2	319,252,919	548,032,814

Total capital share transactions	288,323,035	472,941,108

Net increase (decrease) in net assets	267,738,344	708,232,341
Net assets:
Beginning of period	1,989,230,069	1,280,997,728

End of period	$2,256,968,413	$1,989,230,069

Undistributed net investment income included in net assets:
End of period	$21,403,582	$23,647,817

See notes to financial statements.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Variable Insurance Products Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of twenty-three separate series (the Funds). The Templeton Growth Securities Fund (the Fund) included in this report is diversified. The financial statements of the remaining funds in the series are presented separately. Shares of the Fund are sold only to insurance company separate accounts to fund the benefits of variable life insurance policies or variable annuity contracts.

The following summarizes the Fund’s significant accounting policies.

a. Security Valuation

Securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Trust may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Trust’s pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value.

Foreign securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the foreign security is determined.

The Trust has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Some methods for valuing these securities may include: fundamental analysis, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Trust’s Board of Trustees.

b. Foreign Currency Translation

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Trust’s Board of Trustees.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

b. Foreign Currency Translation (cont.)

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

c. Repurchase Agreements

The Fund may enter into repurchase agreements, which are accounted for as a loan by the Fund to the seller, collateralized by securities which are delivered to the Fund’s custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Funds, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. Repurchase agreements are valued at cost. At June 30, 2005, all repurchase agreements held by the Fund had been entered into on that date.

d. Securities Purchased on a When-Issued or Delayed Delivery Basis

The Fund may purchase securities on a when-issued or delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. Sufficient assets have been segregated for these securities.

e. Foreign Currency Contracts

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

f. Income and Deferred Taxes

No provision has been made for U.S. income taxes because the Fund’s policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

The Fund is subject to a tax imposed on net realized gains on securities of certain foreign countries. The Fund records an estimated deferred tax liability for net unrealized gains on these securities in an amount that would be payable if the securities were disposed of on the valuation date.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (cont.)

g. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

h. Accounting Estimates

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

i. Guarantees and Indemnifications

Under the Trust’s organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

The Fund offers two classes of shares: Class 1 and Class 2. Each class of shares differs by its distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended June 30, 2005		Year Ended December 31, 2004
Class 1 Shares:	Shares	Amount	Shares	Amount
Shares sold	930,697	$12,031,008	1,256,557	$14,860,796
Shares issued in reinvestment of distributions	740,916	9,572,633	835,104	9,645,451
Shares redeemed	(4,047,124)	(52,533,525)	(8,487,240)	(99,597,953)

Net increase (decrease)	(2,375,511)	$(30,929,884)	(6,395,579)	$(75,091,706)

Class 2 Shares:
Shares sold	29,773,017	$381,536,606	50,615,234	$589,822,365
Shares issued in reinvestment of distributions	1,291,809	16,496,404	747,186	8,547,806
Shares redeemed	(6,264,478)	(78,780,091)	(4,387,645)	(50,337,357)

Net increase (decrease)	24,800,348	$319,252,919	46,974,775	$548,032,814

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Templeton Global Advisors Ltd. (TGAL)	Investment manager
Templeton Asset Management Ltd. (TAML)	Investment manager
Franklin Templeton Services LLC (FT Services)	Administrative manager
Franklin Templeton Distributors Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)	Transfer agent

a. Management Fees

Effective May 1, 2005, the Fund pays an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	Over $100 million, up to and including $250 million
0.800%	Over $250 million, up to and including $500 million
0.750%	Over $500 million, up to and including $1 billion
0.700%	Over $1 billion, up to and including $5 billion
0.675%	Over $5 billion, up to and including $10 billion
0.655%	Over $10 billion, up to and including $15 billion
0.635%	Over $15 billion, up to and including $20 billion
0.615%	In excess of $20 billion

Prior to May 1, 2005, the Fund paid an investment management fee to TGAL based on the average daily net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
1.000%	Up to and including $100 million
0.900%	Over $100 million, up to and including $250 million
0.800%	Over $250 million, up to and including $500 million
0.750%	In excess of $500 million

Under a subadvisory agreement, TAML, an affiliate of TGAL, provides subadvisory services to the Fund and receives from TGAL fees based on the average daily net assets of the Fund.

b. Administrative Fees

Under an agreement with TGAL, FT Services provides administrative services to the Fund. The fee is paid by TGAL based on average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Fund reimburses Distributors up to 0.25% per year of its average daily net assets of Class 2, for costs incurred in marketing the Fund’s shares under a Rule 12b-1 plan.

d. Transfer Agent Fees

Investor Services, under terms of an agreement, performs shareholder servicing for the Fund and is not paid by the Fund for the services.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s custodian expenses. During the period ended June 30, 2005, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

At December 31, 2004, the Fund had tax basis capital losses of $11,265,016 which may be carried over to offset future capital gains. Such losses expire in 2011.

At December 31, 2004, the Fund had deferred currency losses occurring subsequent to October 31, 2004 of $3,788. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments	$2,003,306,978

Unrealized appreciation	318,260,584
Unrealized depreciation	(69,587,926)

Net unrealized appreciation (depreciation)	$248,672,658

Net investment income differs for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, aggregated $410,870,657 and $106,679,544, respectively.

7. CREDIT RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

8. REGULATORY MATTERS

Investigations and Settlements

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission (“SEC”), the California Attorney General’s Office (“CAGO”), and the National Association of Securities Dealers, Inc. (“NASD”), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the “Company”), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/ or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Notes to Financial Statements (unaudited) (continued)

8. REGULATORY MATTERS (cont.)

Investigations and Settlements (cont.)

entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the “funds”).

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds and are recorded as other income in the current period. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC’s settlement will be made promptly in accordance with the terms and conditions of that order.

Other Legal Proceedings

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys’ fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the “Administrative Complaint”) and the SEC’s findings regarding market timing in its August 2, 2004 Order (the “SEC Order”), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys’ fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC’s findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys’ fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company’s business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds’ shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

TEMPLETON GROWTH SECURITIES FUND

Tax Designation (unaudited)

At December 31, 2004, more than 50% of the Templeton Growth Securities Fund’s total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on June 15, 2005, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a detailed analysis by country of foreign taxes paid and foreign source income as designated by the Fund, to Class 1 and Class 2 shareholders.

	Class 1		Class 2
Country	Foreign Tax Paid Per Share	Foreign Source Income Per Share	Foreign Tax Paid Per Share	Foreign Source Income Per Share
Bermuda	0.0000	0.0024	0.0000	0.0022
Brazil	0.0002	0.0012	0.0002	0.0010
Canada	0.0009	0.0044	0.0009	0.0039
Denmark	0.0007	0.0034	0.0007	0.0031
Finland	0.0010	0.0047	0.0010	0.0042
France	0.0010	0.0048	0.0010	0.0043
Germany	0.0015	0.0069	0.0015	0.0062
Hong Kong	0.0000	0.0080	0.0000	0.0072
India	0.0000	0.0003	0.0000	0.0003
Italy	0.0009	0.0040	0.0009	0.0036
Japan	0.0004	0.0042	0.0004	0.0038
Mexico	0.0000	0.0020	0.0000	0.0018
Netherlands	0.0018	0.0082	0.0018	0.0074
Singapore	0.0000	0.0019	0.0000	0.0017
South Korea	0.0025	0.0107	0.0025	0.0096
Spain	0.0010	0.0055	0.0010	0.0049
Sweden	0.0005	0.0024	0.0005	0.0022
Switzerland	0.0011	0.0062	0.0011	0.0056
United Kingdom	0.0029	0.0593	0.0029	0.0537

Total	$0.0164	$0.1405	$0.0164	$0.1267

INDEX DESCRIPTIONS

The indexes are unmanaged and include reinvested distributions.

Citigroup World Government Bond Index is market capitalization weighted and tracks total returns of government bonds in 17 developed countries globally.

Consumer Price Index (CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.

Credit Suisse First Boston (CSFB) High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high yield debt market.

Dow Jones Industrial Average (the Dow) is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders.

Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as real estate investment trusts and real estate operating companies. The index is capitalization weighted and rebalanced monthly, and returns are calculated on a buy-and-hold basis.

HSBC Asian Local Bond Index (ALBI) tracks total return performance of a bond portfolio, which consists of local-currency denominated, high quality and liquid bonds in Asia ex-Japan. Local bond market returns are from country sub-indexes of the HSBC ALBI.

J.P. Morgan (JPM) Emerging Markets Bond Index Global (EMBIG) tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds.

J.P. Morgan (JPM) Euro Emerging Markets Bond Index Global (EMBIG) tracks total returns for euro-denominated, straight fixed coupon instruments issued by emerging market sovereign and quasi-sovereign entities.

J.P. Morgan (JPM) Government Bond Index (GBI) Global tracks total returns of government bonds in developed countries globally. The bonds included in the index are weighted according to their market capitalization. The index is unhedged and expressed in terms of $US.

Lehman Brothers U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must be publicly issued, fixed rate, and have at least par amount outstanding. They must also be dollar denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lehman Brothers U.S. Intermediate Government Bond Index includes securities issued by the U.S. Treasury or agency. These include public obligations of the U.S. Treasury with remaining maturity of one year or more and publicly issued debt of U.S. governmental agencies, quasi-federal corporations, and corporate or foreign debt. All issues included must have one to ten years to final maturity and must be rated investment grade (Baa3 or better) by Moody’s Investors Service. They must also be dollar-denominated and non-convertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization.

Lipper General Bond Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper General Bond Funds classification in the Lipper Open-End underlying funds universe. Lipper General Bond Funds do not have any quality or maturity restrictions, and intend to keep a bulk of assets in corporate and government debt issues. For the six-month period ended 6/30/05, there were 49 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Equity Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Equity Income Funds classification in the Lipper VIP underlying funds universe. Lipper Equity Income Funds seek relatively high current income and growth of income through investing at least 60% of their portfolio in equity securities. For the six-month period ended 6/30/05, there were 63 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP General U.S. Government Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper U.S. Government Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. Government Funds invest primarily in U.S. government and Agency issues. For the six-month period ended 6/30/05, there were 56 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP High Current Yield Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper High Current Yield Funds classification in the Lipper VIP underlying funds universe. Lipper U.S. High Current Yield Funds aim at high (relative) current yield from fixed income securities, have no quality or maturity restrictions, and tend to invest in lower grade debt issues. For the six-month period ended 6/30/05, there were 89 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Lipper VIP Income Funds Objective Average is an equally weighted average calculation of performance figures for all funds within the Lipper Income Funds classification in the Lipper VIP underlying funds universe. Lipper Income Funds seek a high level of current income by investing in income-producing stocks, bonds and money market instruments. For the six-month period ended 6/30/05, there were 20 funds in this category. Lipper calculations do not include contract fees, expenses or sales charges, and may have been different if such charges had been considered.

Merrill Lynch 2-, 5- and 10-Year Zero Coupon Bond Indexes include zero coupon bonds that pay no interest and are issued at a discount from redemption price.

Merrill Lynch U.S. Treasury STRIPs 1-Year Index is a constant maturity STRIP (Separate Trading of Registered Interest and Principal of Securities) index that tracks rate-of-return performance for specific points on the STRIPs yield curve. The index is composed of a single synthetic security rolled daily so as to achieve a 1-year constant maturity.

Morgan Stanley Capital International (MSCI) All Country (AC) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed and emerging markets.

Morgan Stanley Capital International (MSCI) Emerging Markets (EM) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global emerging markets.

Morgan Stanley Capital International (MSCI) Europe Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in Europe.

Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.

Morgan Stanley Capital International (MSCI) Pacific Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the Pacific region.

Morgan Stanley Capital International (MSCI) USA Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in the U.S.

Morgan Stanley Capital International (MSCI) World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity performance in global developed markets.

National Association of Securities Dealers Automated Quotations (NASDAQ) Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes over 3,000 companies.

Russell 1000 Growth Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000 Index, which represent approximately 92% of total market capitalization of the Russell 3000 Index.

Russell 1000 Value Index is market capitalization weighted and measures performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2000 Index is market capitalization weighted and measures performance of the 2,000 smallest companies in the Russell 3000 Index, which represent approximately 8% of total market capitalization of the Russell 3000 Index.

Russell 2000 Value Index is market capitalization weighted and measures performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 2500 Growth Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell 2500 Value Index is market capitalization weighted and measures performance of those Russell 2500 Index companies with lower price-to-book ratios and lower forecasted growth values.

Russell 3000 Growth Index is market capitalization weighted and measures performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Growth Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with higher price-to-book ratios and higher forecasted growth values.

Russell Midcap Value Index is market capitalization weighted and measures performance of those Russell Midcap Index companies with lower price-to-book ratios and lower forecasted growth values.

Standard & Poor’s 500 Composite Index (S&P 500) consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock’s weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

Standard & Poor’s/International Finance Corporation Investable (S&P/IFCI) Composite Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of global emerging markets stocks.

Standard & Poor’s 500 Electric Utilities Index is a market capitalization-weighted index that includes utility stocks in the S&P 500.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION

Board Review of Investment Advisory Contracts

At a meeting held April 19, 2005, the Board of Trustees (“Board”), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory contract for each of 21 separate funds within the Trust (“Fund(s)”). The investment advisory contracts for the recently formed Franklin Flex Cap Growth Securities Fund and Franklin Large Cap Value Securities Fund were approved for an initial term in December 2004. In approving the renewal of the Funds’ investment advisory contracts, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by each Fund’s Investment Manager (“Manager”) and its affiliates.

Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper Financial Services (“Lipper”), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund’s investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management’s explanation of differences where relevant, and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the investment advisory contracts for all the Funds were considered at the same Board meeting, the Trustees dealt with each Fund separately. In approving continuance of the investment advisory contract for each Fund, the Board, including a majority of independent Trustees, determined that the existing management fee structure was fair and reasonable and that continuance of the investment advisory contract was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board’s decision.

NATURE, EXTENT AND QUALITY OF SERVICE. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board’s opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures, established by the Board, and the accuracy of net asset value calculations. Favorable consideration was given to management’s efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager’s best execution trading policies, including a favorable third-party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of each Fund’s portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management’s determination of the amount of a portfolio manager’s bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION (continued)

Board Review of Investment Advisory Contracts (continued)

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewals. The Lipper report prepared for each individual Fund showed the investment performance of Class 1 shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended February 28, 2005, and previous periods ended that date of up to 10 years unless otherwise noted. Performance was shown on a total return basis for each Fund and in certain cases, as indicated, on an income return basis as well. The following summarizes the performance results for each of the Funds and the Board’s view of such performance.

Franklin Global Communications Securities Fund – The performance universe for this Fund consisted of the Fund and all specialty and miscellaneous funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period and each of the previous two- and three-year periods on an annualized basis were the third highest among the nine funds constituting the performance universe, and for the previous four years on an annualized basis was at the median of such performance universe. There was no meaningful universe in existence for earlier periods. The Board was satisfied with such performance.

Franklin Growth and Income Securities Fund – The performance universe for this Fund consisted of the Fund and all equity income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return during the one-year period and on an annualized basis in each of the previous three-, five- and ten-year periods to be in the first or highest quintile of such performance universe. The Lipper report showed the Fund’s total return for the one-year period to be in the fourth or second lowest quintile of such universe, and on an annualized basis for each of the previous three- and ten-year periods to be in the fifth or lowest quintile of such performance universe, and to be in the second highest quintile for the previous five-year period. The Board noted, however, that the Fund’s actual level of total return was in excess of 9% for the one-year period and 10% for the annualized previous ten-year period as shown in the Lipper report. The Board was satisfied with this performance.

Franklin High Income Fund – The performance universe for this Fund consisted of the Fund and all high current yield funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the second highest quintile of such universe for the one-year period and in the highest quintile during each of the previous three-, five- and ten-year periods on an annualized basis. The Lipper report showed the Fund’s total return to be in the highest quintile in its performance universe for the one-year period and in the third, fourth and fifth quintile of such universe on an annualized basis for each of the previous three-, five- and ten-year periods, respectively. The Board was satisfied with such performance.

Franklin Income Securities Fund – The performance universe for this Fund consisted of the Fund and all income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the second highest quintile of such universe for the one-year period and the highest for each of the previous three-, five- and ten- year periods on an annualized basis. The Lipper report showed the Fund’s total return to be the highest in its performance universe for the one-year period and for each of the previous three-, five- and ten-year periods on an annualized basis. The Board was satisfied with such performance.

Franklin Large Cap Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all large-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the fourth quintile of such universe and to be in the middle and second highest quintiles of such universe on an annualized basis for the previous three- and five-year periods, respectively. The Fund has not been in existence for a full ten-year period. The Board believed such performance to be acceptable.

Franklin Money Market Fund – The performance universe for this Fund consisted of the Fund and all money market funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return during the one-

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION (continued)

Board Review of Investment Advisory Contracts (continued)

year period to be in the fourth quintile of such performance universe and on an annualized basis to be in the fourth quintile during the previous three- and five-year periods, and in the upper half of such universe for the previous ten-year period. The Board found such performance to be acceptable noting this was the smallest fund in the Trust and that it was managed conservatively with a high-quality portfolio.

Franklin Real Estate Fund – The performance universe for this Fund consisted of the Fund and all real estate funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return to be in the second highest quintile of such universe for the one-year period and on an annualized basis to be at the median of such universe for the previous three-year period, and in the second highest quintile for the previous five-year period. No meaningful universe existed for the ten-year period. The Board was satisfied with such performance.

Franklin Rising Dividends Securities Fund – The performance universe for this Fund consisted of the Fund and all mid-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the first or highest quintile of such universe for the one-year period as well as for the previous three- and five-year periods on an annualized basis. There was no meaningful universe for the ten-year period. The Lipper report showed the Fund’s total return to be in the fifth or lowest quintile of the performance universe for the one-year period and on an annualized basis to also be in the fifth quintile for the previous three-year period, but to be in the upper half of such universe for the previous five-year period. The Board was satisfied with such performance, noting that the Fund’s total return for the one-year period exceeded 7.5% and for the annualized three-year period exceeded 9%, as shown in the Lipper report.

Franklin Small-Mid Cap Growth Securities Fund (formerly, Franklin Small Cap Fund) – The performance universe for this Fund consisted of the Fund and all small-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the fourth quintile and on an annualized basis to be in the lowest quintile of such universe for each of the previous three- and five-year periods. The Fund has not been in existence for a full ten-year period. In discussing this performance with the Board, management pointed out that among other reasons, the growth style of investing followed by the Fund had performed poorly over the past five years in comparison to the value style approach followed by many of the funds within the performance universe. It was noted that effective May 2005, the Fund would have a new lead manager and change its name to Franklin Small-Mid Cap Growth Securities Fund and its main investment strategy to that of investing at least 80% of its net assets in investments of small- and mid-capitalization companies. The Board in accepting the Fund’s performance noted these changes.

Franklin Small Cap Value Securities Fund – The performance universe for this Fund consisted of the Fund and all small-cap value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the upper half of such performance universe, and on an annualized basis to be in the second highest quintile of such universe during the previous three-year period and the third or middle quintile for the previous five-year period. The Fund has not been in existence for a full ten-year period. The Lipper report showed the Fund’s total return to be in the first or highest quintile of such universe for the one-year period, and on an annualized basis to be in the middle quintile for the previous three-year period, and the highest quintile for the previous five-year period. The Board was satisfied with such performance.

Franklin Strategic Income Securities Fund – The performance universe for this Fund consisted of the Fund and all general bond funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return to be in the fourth quintile of such performance universe for the one-year period, and on an annualized basis to be in the lowest quintile during the previous three- and five-year periods. The Fund has not been in existence for a full ten-year period. The Lipper report showed the Fund’s total return to be in the first or highest quintile of such universe during the one-year period as well as the previous three- and five-year periods on an annualized basis. The Board was satisfied with such performance.

Franklin U.S. Government Fund – The performance universe for this Fund consisted of the Fund and all general U.S. government funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION (continued)

Board Review of Investment Advisory Contracts (continued)

return for the one-year period to be in the highest quintile of such universe and on an annualized basis to be in the highest quintile of such universe for the previous three- and ten-year periods, and the second highest quintile for the previous five-year period. The Lipper report showed the Fund’s total return to be in the second highest quintile of such universe for the one-year period, and on an annualized basis to be in the second highest quintile during the previous three- and five-year periods, and the highest quintile during the previous ten-year period. The Board was satisfied with such performance.

Franklin Zero Coupon Funds – These Funds consist of a zero coupon fund maturing in December 2005 (the “2005 Fund”) and a zero coupon fund maturing in December 2010 (the “2010 Fund”). The performance universe consisted of the 2005 Fund, the 2010 Fund and all other target maturity funds underlying variable insurance products as selected by Lipper. The 2005 Fund matures in December of this year and will be converted into cash. Its past performance has been satisfactory and for the one-year period was in the first quintile of such universe on an income return basis and the third quintile on a total return basis as shown in the Lipper report. The Lipper report showed the 2010 Fund’s income return for the one-year period to be in the second highest quintile of such universe and on an annualized basis to be in the third or middle quintile for the previous three-year period, and the fourth quintile for the previous five-year period. The Lipper report showed the 2010 Fund’s total return to be in the highest quintile of the performance universe during the one-year period and each of the previous three- and five-year periods on an annualized basis. The Board was satisfied with such performance.

Mutual Discovery Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the highest quintile of such universe and on an annualized basis to be in the second highest, and first or highest quintile for the previous three- and five-year periods, respectively. The Fund has not been in existence for a full ten-year period. The Board was satisfied with such performance.

Mutual Shares Securities Fund – The performance universe for this Fund consisted of the Fund and all multi-cap core funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such universe, and on an annualized basis to also be in the highest quintile for the previous three- and five-year periods. The Fund has not been in existence for a full ten-year period. The Lipper report showed the Fund’s total return for the one-year period to be in the second highest quintile of the performance universe and to be in the highest quintile during each of the previous three- and five-year periods on an annualized basis. The Board was satisfied with such performance.

Templeton Developing Markets Securities Fund – The performance universe for this Fund consisted of the Fund and all emerging markets funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second highest quintile of such performance universe and to be in the highest quintile during each of the previous three- and five-year periods on an annualized basis. The Fund has not been in existence for a full ten-year period. The Board was satisfied with such performance.

Templeton Foreign Securities Fund – The performance universe for this Fund consisted of the Fund and all international value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the lowest quintile of such performance universe and on an annualized basis to be in the lowest and fourth quintile during the previous three- and five-year periods, respectively. While the Fund had been in existence for a period of ten full years, the universe consisted of only five funds with annualized returns covering such period, with the Fund’s total return being at the median of such five fund universe. In discussing this performance, management cited its long-term approach and other factors, including the restructuring of the Fund’s portfolio to reduce its holdings of European securities, which had rebounded in recent years. In finding such performance acceptable, the Board noted that the actual level of the Fund’s total return for the one-year period exceeded 15%, and on an annualized basis exceeded 10% during the previous three-year period, and 9% for the previous ten-year period.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION (continued)

Board Review of Investment Advisory Contracts (continued)

Templeton Global Asset Allocation Fund – The performance universe for this Fund consisted of the Fund and all global flexible portfolio funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be in the second highest quintile of such performance universe and on an annualized basis to be in the highest quintile during each of the previous three-, five- and ten-year periods. The Board was satisfied with such performance.

Templeton Global Income Securities Fund – The performance universe for this Fund consisted of the Fund and all global income funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s income return for the one-year period to be in the highest quintile of such performance universe and on an annualized basis to also be in the highest quintile for the previous three- and ten-year periods, and the second highest quintile for the previous five-year period. The Lipper report showed the Fund’s total return for the one-year period as well as for the previous three-, five- and ten-year periods on an annualized basis to be in the highest quintile of the performance universe. The Board was satisfied with such performance.

Templeton Growth Securities Fund – The performance universe for this Fund consisted of the Fund and all global value funds underlying variable insurance products as selected by Lipper. The Lipper report showed the Fund’s total return for the one-year period to be at the median of such universe and on an annualized basis to be in the fourth quintile for the previous three-year period, the second highest quintile for the previous five-year period, and the highest among the three funds within the universe whose total returns covered a ten-year period. The Board was satisfied with this performance, noting that the Fund’s total return for the one-year period exceeded 13% and exceeded 9% on an annualized basis for the previous three-year period as shown in the Lipper report.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of other funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management advisory services covered under a Fund’s investment advisory contract was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to the Fund’s management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group.

The Lipper effective management fee analysis includes administrative charges as being part of a management fee, and actual total expenses, for comparative consistency, are shown by Lipper for Fund Class 1 shares.

•	The results of such comparisons showed that both the effective management fee rates and actual total expenses of the following Funds were in the lowest quintile of their respective Lipper expense group: Franklin Global Communications Securities Fund, Franklin Growth and Income Securities Fund, Franklin Income Securities Fund, Franklin Real Estate Fund, Franklin Rising Dividends Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin U.S. Government Fund, and Templeton Global Income Securities Fund. The Board was satisfied with the comparative effective management fees and expenses of these Funds.

•	The effective management fee rate for each of the following Funds was below the median and their actual total expenses were in the lowest quintile of their respective Lipper expense group: Franklin High Income Fund, Franklin Strategic Income Securities Fund, and Mutual Shares Securities Fund. The Board was satisfied with the comparative effective management fees and expenses of these Funds.

•	The effective management fee rate for Templeton Foreign Securities Fund was slightly above the median of its Lipper expense group, but its actual total expenses were in the first or lowest quintile and the Board was satisfied with the comparative expenses of this Fund.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION (continued)

Board Review of Investment Advisory Contracts (continued)

•	The effective management fee rate for Franklin Large Cap Growth Securities Fund was slightly above the median of its Lipper expense group, but its actual total expenses were slightly below the median of such group and the Board found the comparative expenses of this Fund to be acceptable.

•	The effective management fee rate for Templeton Global Asset Allocation Fund was in the highest quintile of its Lipper expense group, but its actual total expenses were in the lowest quintile of such group and the Board found the comparative expenses of this Fund to be acceptable.

•	The effective management fee rates of Zero Coupon Fund 2005 and Zero Coupon Fund 2010 were at the median of their Lipper expense group and their actual total expenses were at or below the median of such group. The Board was satisfied with such comparative expenses.

•	The effective management fee rate as well as the actual total expenses of Franklin Money Market Fund was in the highest quintile of that Fund’s Lipper expense group. In discussing such expense comparisons, management stated that this Fund, which was already the smallest of its variable insurance funds, was continuously decreasing in size as the result of the discontinuance of sales to new investors by the insurance company who historically had utilized this Fund and whose accounts held approximately 97% of the Fund’s shares. Management further explained that such small size and its continuous reduction resulted in higher expense ratios for reasons including the inability to reach breakpoint levels provided in its management fee structure. The Board found the comparative expenses of the Fund to be acceptable in view of management’s explanation.

•	The effective fee rate for Templeton Growth Securities Fund was in the fourth or second highest quintile of its Lipper expense group while its actual total expenses were in the third or middle quintile of such group. It was agreed that effective May 1, 2005, breakpoints starting at the $1 billion level would be added to the management fee schedule for this Fund whose assets were approximately $2 billion at the date of the Board meeting.

•	The effective fee rate of Templeton Developing Markets Securities Fund as well as its actual total expenses was in the fourth or second highest quintile of its Lipper expense group. In discussing these comparative expenses, management stated its belief that the Fund’s management fee was at an appropriate level in view of the Fund’s consistently superior investment performance and factors such as the quality and experience of its portfolio managers and research staff and the depth of its physical presence and coverage in emerging markets geographical areas. Following discussions, it was agreed that effective May 1, 2005, breakpoints starting at the $1 billion level would be added to the management fee schedule for the Fund whose assets were approximately $900 million at the date of the Board meeting.

•	The effective fee rate of Mutual Discovery Securities Fund as well as its actual total expenses was also in the fourth or second highest quintile of its Lipper expense group. In discussing these comparative expenses, management stated its view that the Fund’s management fee was at an appropriate level in view of the Fund’s consistently superior investment performance, the quality and experience of its portfolio managers and the research driven fundamental value strategy employed in its portfolio selections. Management also pointed out that the management fee structure of the Fund was comparable to that of its retail counterpart, Mutual Discovery Fund, and agreed effective May 1, 2005, to add additional breakpoints beginning at the $4 billion level to make the management fee structure of the two funds identical. The assets of the Fund were approximately $550 million at the date of the Board meeting. The Board found the comparative expenses of the Fund to be acceptable noting the points raised by management.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton’s U.S. fund business, as well as its profits in providing management and other services to each Fund. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, as well as potential benefits resulting from allocation of fund brokerage and the use of “soft” commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION (continued)

Board Review of Investment Advisory Contracts (continued)

recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that it had engaged on a biennial basis the Fund’s independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Funds for purposes of determining profitability.

Included in the profitability analysis were the revenue and related costs involved in managing each Fund, as well as their relative contribution to the profitability of the Manager’s parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. In addition, the Board considered a third-party study comparing the profitability of the Manager’s parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its investment advisory contract with each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines.

With the exception of Templeton Foreign Securities Fund and Mutual Shares Securities Fund, all of the Funds have management fee breakpoints that extend beyond their existing asset size. The last management fee breakpoint level for Templeton Foreign Securities Fund applies to assets in excess of $1.3 billion and the Fund had net assets of approximately $2 billion at the date of the Board meeting. The management fee for Mutual Shares Securities Fund consists of an advisory fee component of 0.60% at all levels, plus an administration fee with breakpoints up to the $1.2 billion asset level and the Fund had net assets of approximately $2.8 billion at the date of the Board meeting. In discussing this, management expressed its view that the fees under the investment advisory contract for each Fund anticipated economies of scale and pointed out that the actual total expenses for each of Templeton Foreign Securities Fund and Mutual Shares Securities Fund were in the lowest quintile of their respective Lipper expense groups and that their effective management fee rates were slightly above the mean of the Lipper expense group in the case of Templeton Foreign Securities and below such mean in the case of Mutual Shares Securities Fund. Management also observed, and the Board agreed, that the fact a fund has assets beyond the last breakpoint level does not mean that it no longer benefits from economies of scale since the continuous growth of assets being charged at the lowest breakpoint fee level results in a lower overall effective management fee rate. In view of the above facts and considerations, the Board believed in the case of each Fund that to the extent economies of scale may be realized by the Manager and its affiliates, the schedule of fees under the investment advisory contract provides for a sharing of benefits with the Fund and its shareholders.

Proxy Voting Policies and Procedures

The Trust has established Proxy Voting Policies and Procedures (“Policies”) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust’s complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust’s proxy voting records are also made available online at

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

SHAREHOLDER INFORMATION (continued)

Proxy Voting Policies and Procedures (continued)

franklintempleton.com and posted on the U.S. Securities and Exchange Commission’s website at sec.gov and reflect the most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s website at sec.gov. The filed form may also be viewed and copied at the Commission’s Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.

One Franklin Parkway San Mateo, CA 94403-1906

Semiannual Report

FRANKLIN TEMPLETON

VARIABLE INSURANCE PRODUCTS TRUST

Investment Managers

Franklin Advisers, Inc.

Franklin Advisory Services, LLC

Franklin Mutual Advisers, LLC

Templeton Asset Management, Ltd., Singapore

Templeton Global Advisors Limited

Templeton Investment Counsel, LLC

Distributor

Franklin Templeton Distributors, Inc.

Franklin Templeton Variable Insurance Products Trust (FTVIP) shares are sold only to insurance company separate accounts (“Separate Account”) to serve as the investment vehicles for both variable annuity and variable life insurance contracts. This Semiannual Report must be preceded or accompanied by the current prospectus for the applicable contract, which includes the Separate Account and the FTVIP prospectuses, which contain more detailed information, including sales charges, risks and advantages. Please read the prospectuses carefully before investing or sending money. These reports and prospectuses do not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FTVIP S2005 08/05

Item 2. Code of Ethics.

(a)	The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c)	N/A

(d)	N/A

(f)	Pursuant to Item 12(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers financial and accounting officer.

EXHIBIT (A)

Code of Ethics for Principal Executives & Senior Financial Officers

Procedures	Dated July 2004

FRANKLIN TEMPLETON FUNDS

CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND

SENIOR FINANCIAL OFFICERS

I.	Covered Officers and Purpose of the Code

This code of ethics (the “Code”) applies to the Principal Executive Officers, Principal Financial Officer and Principal Accounting Officer (the “Covered Officers,” each of whom is set forth in Exhibit A) of each investment company advised by a Franklin Resources subsidiary and that is registered with the United States Securities & Exchange Commission (“SEC”) (collectively, “FT Funds”) for the purpose of promoting:

•	Honest and ethical conduct, including the ethical resolution of actual or apparent conflicts of interest between personal and professional relationships;

•	Full, fair, accurate, timely and understandable disclosure in reports and documents that a registrant files with, or submits to, the SEC and in other public communications made by or on behalf of the FT Funds;

•	Compliance with applicable laws and governmental rules and regulations;

•	The prompt internal reporting of violations of the Code to an appropriate person or persons identified in the Code; and

•	Accountability for adherence to the Code.

Each Covered Officer will be expected to adhere to a high standard of business ethics and must be sensitive to situations that may give rise to actual as well as apparent conflicts of interest.

II.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder.

Franklin Resources, Inc. has separately adopted the Code of Ethics and Business Conduct (“Business Conduct”), which is applicable to all officers, directors and employees of Franklin Resources, Inc., including Covered Officers. It summarizes the values, principles and business practices that guide the employee’s business conduct and also provides a set of basic principles to guide officers, directors and employees regarding the minimum ethical requirements expected of them. It supplements the values, principles and business conduct identified in the Code and other existing employee policies.

Additionally, the Franklin Templeton Funds have separately adopted the Code of Ethics and Policy Statement on Insider Trading governing personal securities trading and other related matters. The Code for Insider Trading provides for separate requirements that apply to the Covered Officers and others, and therefore is not part of this Code.

Insofar as other policies or procedures of Franklin Resources, Inc., the Funds, the Funds’ adviser, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superceded by this Code to the extent that they overlap or conflict with the provisions of this Code. Please review these other documents or consult with the Legal Department if have questions regarding the applicability of these policies to you.

III.	Covered Officers Should Handle Ethically Actual and Apparent Conflicts of Interest

Overview. A “conflict of interest” occurs when a Covered Officer’s private interest interferes with the interests of, or his or her service to, the FT Funds. For example, a conflict of interest would arise if a Covered Officer, or a member of his family, receives improper personal benefits as a result of apposition with the FT Funds.

Certain conflicts of interest arise out of the relationships between Covered Officers and the FT Funds and already are subject to conflict of interest provisions in the Investment Company Act of 1940 (“Investment Company Act”) and the Investment Advisers Act of 1940 (“Investment Advisers Act”). For example, Covered Officers may not individually engage in certain transactions (such as the purchase or sale of securities or other property) with the FT Funds because of their status as “affiliated persons” of the FT Funds. The FT Funds’ and the investment advisers’ compliance programs and procedures are designed to prevent, or identify and correct, violations of these provisions. This Code does not, and is not intended to, repeat or replace these programs and procedures, and such conflicts fall outside of the parameters of this Code.

Although typically not presenting an opportunity for improper personal benefit, conflicts arise from, or as a result of, the contractual relationship between the FT Funds, the investment advisers and the fund administrator of which the Covered Officers are also officers or employees. As a result, this Code recognizes that the Covered Officers will, in the normal course of their duties (whether formally for the FT Funds, for the adviser, the administrator, or for all three), be involved in establishing policies and implementing decisions that will have different effects on the adviser, administrator and the FT Funds. The participation of the Covered Officers in such activities is inherent in the contractual relationship between the FT Funds, the adviser, and the administrator and is consistent with the performance by the Covered Officers of their duties as officers of the FT Funds. Thus, if performed in conformity with the provisions of the Investment Company Act and the Investment Advisers Act, such activities will be deemed to have been handled ethically. In addition, it is recognized by the FT Funds’ Boards of Directors (“Boards”) that the Covered Officers may also be officers or employees of one or more other investment companies covered by this or other codes.

Other conflicts of interest are covered by the Code, even if such conflicts of interest are not subject to provisions in the Investment Company Act and the Investment Advisers Act. The following list provides examples of conflicts of interest under the Code, but Covered Officers should keep in mind that these examples are not exhaustive. The overarching principle is that the personal interest of a Covered Officer should not be placed improperly before the interest of the FT Funds.

Each Covered Officer must:

•	Not use his or her personal influence or personal relationships improperly to influence investment decisions or financial reporting by the FT Funds whereby the Covered Officer would benefit personally to the detriment of the FT Funds;

•	Not cause the FT Funds to take action, or fail to take action, for the individual personal benefit of the Covered Officer rather than the benefit the FT Funds;

•	Not retaliate against any other Covered Officer or any employee of the FT Funds or their affiliated persons for reports of potential violations that are made in good faith;

•	Report at least annually the following affiliations or other relationships:[1]

•	all directorships for public companies and all companies that are required to file reports with the SEC;

•	any direct or indirect business relationship with any independent directors of the FT Funds;

•	any direct or indirect business relationship with any independent public accounting firm (which are not related to the routine issues related to the firm’s service as the Covered Persons accountant); and

•	any direct or indirect interest in any transaction with any FT Fund that will benefit the officer (not including benefits derived from the advisory, sub-advisory, distribution or service agreements with affiliates of Franklin Resources).

These reports will be reviewed by the Legal Department for compliance with the Code.

[1]	Reporting of these affiliations or other relationships shall be made by completing the annual Directors and Officers Questionnaire and returning the questionnaire to Franklin Resources Inc, General Counsel or Deputy General Counsel.

There are some conflict of interest situations that should always be approved in writing by Franklin Resources General Counsel or Deputy General Counsel, if material. Examples of these include2:

•	Service as a director on the board of any public or private Company;

•	The receipt of any gifts in excess of $100 from any person, from any corporation or association

•	The receipt of any entertainment from any Company with which the FT Funds has current or prospective business dealings unless such entertainment is business related, reasonable in cost, appropriate as to time and place, and not so frequent as to raise any question of impropriety. Notwithstanding the foregoing, the Covered Officers must obtain prior approval from the Franklin Resources General Counsel for any entertainment with a value in excess of $1000.

•	Any ownership interest in, or any consulting or employment relationship with, any of the FT Fund’s service providers, other than an investment adviser, principal underwriter, administrator or any affiliated person thereof;

•	A direct or indirect financial interest in commissions, transaction charges or spreads paid by the FT Funds for effecting portfolio transactions or for selling or redeeming shares other than an interest arising from the Covered Officer’s employment, such as compensation or equity ownership.

Franklin Resources General Counsel or Deputy General Counsel will provide a report to the FT Funds Audit Committee of any approvals granted at the next regularly scheduled meeting.

IV.	Disclosure and Compliance

•	Each Covered Officer should familiarize himself with the disclosure requirements generally applicable to the FT Funds;

•	Each Covered Officer should not knowingly misrepresent, or cause others to misrepresent, facts about the FT Funds to others, whether within or outside the FT Funds, including to the FT Funds’ directors and auditors, and to governmental regulators and self-regulatory organizations;

•	Each Covered Officer should, to the extent appropriate within his or her area of responsibility, consult with other officers and employees of the FT Funds, the FT Fund’s adviser and the administrator with the goal of promoting full, fair, accurate, timely and understandable disclosure in the reports and documents the FT Funds file with, or submit to, the SEC and in other public communications made by the FT Funds; and

•	It is the responsibility of each Covered Officer to promote compliance with the standards and restrictions imposed by applicable laws, rules and regulations.

V.	Reporting and Accountability

Each Covered Officer must:

•	Upon becoming a covered officer affirm in writing to the Board that he or she has received, read, and understands the Code (see Exhibit B);

[2]	Any activity or relationship that would present a conflict for a Covered Officer may also present a conflict for the Covered Officer if a member of the Covered Officer’s immediate family engages in such an activity or has such a relationship. The Cover Person should also obtain written approval by FT’s General Counsel in such situations.

•	Annually thereafter affirm to the Board that he has complied with the requirements of the Code; and

•	Notify Franklin Resources’ General Counsel or Deputy General Counsel promptly if he or she knows of any violation of this Code. Failure to do so is itself is a violation of this Code.

Franklin Resources’ General Counsel and Deputy General Counsel are responsible for applying this Code to specific situations in which questions are presented under it and have the authority to interpret this Code in any particular situation.3 However, the Independent Directors of the respective FT Funds will consider any approvals or waivers4 sought by any Chief Executive Officers of the Funds.

The FT Funds will follow these procedures in investigating and enforcing this Code:

•	Franklin Resources General Counsel or Deputy General Counsel will take all appropriate action to investigate any potential violations reported to the Legal Department;

•	If, after such investigation, the General Counsel or Deputy General Counsel believes that no violation has occurred, The General Counsel is not required to take any further action;

•	Any matter that the General Counsel or Deputy General Counsel believes is a violation will be reported to the Independent Directors of the appropriate FT Fund;

•	If the Independent Directors concur that a violation has occurred, it will inform and make a recommendation to the Board of the appropriate FT Fund or Funds, which will consider appropriate action, which may include review of, and appropriate modifications to, applicable policies and procedures; notification to appropriate personnel of the investment adviser or its board; or a recommendation to dismiss the Covered Officer;

•	The Independent Directors will be responsible for granting waivers, as appropriate; and

•	Any changes to or waivers of this Code will, to the extent required, are disclosed as provided by SEC rules.[5]

VI.	Other Policies and Procedures

This Code shall be the sole code of ethics adopted by the FT Funds for purposes of Section 406 of the Sarbanes-Oxley Act and the rules and forms applicable to registered investment companies thereunder. Insofar as other policies or procedures of the FT Funds, the FT Funds’ advisers, principal underwriter, or other service providers govern or purport to govern the behavior or activities of the Covered Officers who are subject to this Code, they are superseded by this Code to the extent that they overlap or conflict with the provisions of this Code. The FT Code of Ethics and Policy Statement On Insider Trading, adopted by the FT Funds, FT investment advisers and FT Fund’s principal underwriter pursuant to Rule 17j-1 under the Investment Company Act, the Code of Ethics and Business Conduct and more detailed policies and procedures set forth in FT’s Employee Handbook are separate requirements applying to the Covered Officers and others, and are not part of this Code.

[3]	Franklin Resources General Counsel and Deputy General Counsel are authorized to consult, as appropriate, with members of the Audit Committee, counsel to the FT Funds and counsel to the Independent Directors, and are encouraged to do so.
[4]	Item 2 of Form N-CSR defines “waiver” as “the approval by the registrant of a material departure from a provision of the code of ethics” and “implicit waiver,” which must also be disclosed, as “the registrant’s failure to take action within a reasonable period of time regarding a material departure from a provision of the code of ethics that has been made known to an executive officer” of the registrant. See Part X.
[5]	See Part X.

VII.	Amendments

Any amendments to this Code, other than amendments to Exhibit A, must be approved or ratified by a majority vote of the FT Funds’ Board including a majority of independent directors.

VIII.	Confidentiality

All reports and records prepared or maintained pursuant to this Code will be considered confidential and shall be maintained and protected accordingly. Except as otherwise required by law or this Code, such matters shall not be disclosed to anyone other than the FT Funds’ Board and their counsel.

IX.	Internal Use

The Code is intended solely for the internal use by the FT Funds and does not constitute an admission, by or on behalf of any FT Funds, as to any fact, circumstance, or legal conclusion.

X.	Disclosure on Form N-CSR

Item 2 of Form N-CSR requires a registered management investment company to disclose annually whether, as of the end of the period covered by the report, it has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these officers are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, it must explain why it has not done so.

The registrant must also: (1) file with the SEC a copy of the code as an exhibit to its annual report; (2) post the text of the code on its Internet website and disclose, in its most recent report on Form N-CSR, its Internet address and the fact that it has posted the code on its Internet website; or (3) undertake in its most recent report on Form N-CSR to provide to any person without charge, upon request, a copy of the code and explain the manner in which such request may be made. Disclosure is also required of amendments to, or waivers (including implicit waivers) from, a provision of the code in the registrant’s annual report on Form N-CSR or on its website. If the registrant intends to satisfy the requirement to disclose amendments and waivers by posting such information on its website, it will be required to disclose its Internet address and this intention.

The Legal Department shall be responsible for ensuring that:

•	a copy of the Code is filed with the SEC as an exhibit to each Fund’s annual report; and

•	any amendments to, or waivers (including implicit waivers) from, a provision of the Code is disclosed in the registrant’s annual report on Form N-CSR.

In the event that the foregoing disclosure is omitted or is determined to be incorrect, the Legal Department shall promptly file such information with the SEC as an amendment to Form N-CSR.

In such an event, the Fund Chief Compliance Officer shall review the Code and propose such changes to the Code as are necessary or appropriate to prevent reoccurrences.

EXHIBIT A

Persons Covered by the Franklin Templeton Funds

Code of Ethics

August 2004

FRANKLIN GROUP OF FUNDS

Edward B. Jamieson,	President and Chief Executive Officer – Investment Management
Charles B. Johnson,	President and Chief Executive Officer – Investment Management
Gregory E. Johnson,	President and Chief Executive Officer – Investment Management
Rupert H. Johnson, Jr.	President and Chief Executive Officer – Investment Management
William J. Lippman,	President and Chief Executive Officer – Investment Management
Christopher Molumphy	President and Chief Executive Officer – Investment Management
Jimmy D. Gambill,	Senior Vice President and Chief Executive Officer – Finance and Administration
Galen G. Vetter	Chief Financial Officer

FRANKLIN MUTUAL SERIES FUNDS

David Winters	Chairman of the Board, President, Chief Executive Officer-Investment Management
Jimmy D. Gambill	Senior Vice President and Chief Executive Officer-Finance and Administration

Galen G. Vetter	Chief Financial Officer

TEMPLETON GROUP OF FUNDS

Jeffrey A. Everett	President and Chief Executive Officer – Investment Management
Martin L. Flanagan	President and Chief Executive Officer – Investment Management
Mark Mobius	President and Chief Executive Officer – Investment Management
Christopher J. Molumphy	President and Chief Executive Officer – Investment Management
Gary P. Motyl	President and Chief Executive Officer – Investment Management
Donald F. Reed	President and Chief Executive Officer – Investment Management
Jimmy D. Gambill,	Senior Vice President and Chief Executive Officer – Finance and Administration

Galen G. Vetter	Chief Financial Officer

Exhibit B

ACKNOWLEDGMENT FORM

July 2004

Franklin Templeton Funds Code of Ethics

For Principal Executive and Senior Financial Officers.

Instructions:

1.	Complete all sections of this form.
2.	Print the completed form, sign, and date.
3.	Submit completed form to FT’s General Counsel within 10 days of becoming a Covered Officer and by January 30th of each subsequent year.

Inter-office mail:	Murray Simpson, General Counsel, Legal SM-920/2
Telephone:	(650) 312-7331 Fax: (650) 312-2221
E-mail:	Simpson, Murray (internal address);
mlsimpson@frk.com (external address)

Covered Officer’s Name:

Title:

Department:

Location:

Certification for Year Ending:

To: Franklin Resources General Counsel, Legal Department

I hereby acknowledge receipt of a copy of Franklin Templeton Fund’s code of ethics for Principal Executive Officers and Senior Financial Officers (the “Code”) that I have read and understand. I will comply fully with all provisions of the Code to the extent they apply to me during the period of my employment. I further understand and acknowledge that any violation of the Code may subject me to disciplinary action, including termination of employment

Signature	Date signed

Item 1. Reports to Stockholders.

Item 3. Audit Committee Financial Expert.

(a)	(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W.T. LaHaye and he is “Independent” as defined under the relevant Securities and Exchange Commission Rules And Releases.

Item 4. Principal Accountant Fees and Services.	N/A

Item 5. Audit Committee of Listed Registrants.	N/A

Item 6. Schedule of Investments.	N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.	N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.	N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchases.	N/A

Item 10. Submission of Matters to a vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1)	Code of Ethics for Principal Executive and Senior Financial Officers

(a) (2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:	August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JIMMY D. GAMBILL
Jimmy D. Gambill
Chief Executive Officer - Finance and Administration
Date:	August 19, 2005

By	/s/ GALEN G. VETTER
Galen G. Vetter
Chief Financial Officer
Date:	August 19, 2005

Exhibit Index

Exhibit Number	Description

99. CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer

99.906 CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer—Finance and Administration, and Galen G. Vetter, Chief Financial Officer